                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-3290

Name of Fund: BlackRock Variable Series Funds, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive Officer, BlackRock Variable Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

     Certifications - Attached hereto

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     BlackRock Variable Series Funds,
     Inc.


     By: /s/ Robert C. Doll, Jr.
         ----------------------------
         Robert C. Doll, Jr.
         Chief Executive Officer
         BlackRock Variable Series
         Funds, Inc.

     Date: November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


     By: /s/ Robert C. Doll, Jr.
         ----------------------------
         Robert C. Doll, Jr.
         Chief Executive Officer
         BlackRock Variable Series
         Funds, Inc.

     Date: November 17, 2006


     By: /s/ Donald C. Burke
         ----------------------------
         Donald C. Burke
         Chief Financial Officer
         BlackRock Variable Series
         Funds, Inc.

     Date: November 17, 2006

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                        SHARES
INDUSTRY                                                 HELD     COMMON STOCKS                                         VALUE
--------                                              ---------   -------------                                      -----------
AEROSPACE & DEFENSE - 3.9%                               24,500   Honeywell International, Inc.                      $ 1,002,050
                                                         12,500   Raytheon Co.                                           600,125
                                                         15,500   United Technologies Corp.                              981,925
                                                                                                                     -----------
                                                                                                                       2,584,100
                                                                                                                     -----------
AUTOMOBILES - 0.6%                                        6,000   Harley-Davidson, Inc.                                  376,500
                                                                                                                     -----------
BEVERAGES - 2.0%                                         15,000   Anheuser-Busch Cos., Inc.                              712,650
                                                         31,000   Coca-Cola Enterprises, Inc.                            645,730
                                                                                                                     -----------
                                                                                                                       1,358,380
                                                                                                                     -----------
BUILDING PRODUCTS - 1.1%                                 27,500   Masco Corp.                                            754,050
                                                                                                                     -----------
CAPITAL MARKETS - 3.1%                                   25,000   Mellon Financial Corp.                                 977,500
                                                         15,000   Morgan Stanley                                       1,093,650
                                                                                                                     -----------
                                                                                                                       2,071,150
                                                                                                                     -----------
CHEMICALS - 1.3%                                         20,000   E.I. du Pont de Nemours & Co.                          856,800
                                                                                                                     -----------
COMMERCIAL BANKS - 1.7%                                  31,000   Wells Fargo & Co.                                    1,121,580
                                                                                                                     -----------
COMMUNICATIONS EQUIPMENT - 2.5%                          50,000   Cisco Systems, Inc. (h)                              1,150,000
                                                         30,500   Juniper Networks, Inc. (h)                             527,040
                                                                                                                     -----------
                                                                                                                       1,677,040
                                                                                                                     -----------
COMPUTERS & PERIPHERALS - 2.8%                           22,500   Hewlett-Packard Co.                                    825,525
                                                          7,500   International Business Machines Corp.                  614,550
                                                         92,500   Sun Microsystems, Inc. (h)                             459,725
                                                                                                                     -----------
                                                                                                                       1,899,800
                                                                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES - 3.0%                    21,500   Citigroup, Inc.                                      1,067,905
                                                         20,000   JPMorgan Chase & Co.                                   939,200
                                                                                                                     -----------
                                                                                                                       2,007,105
                                                                                                                     -----------
DIVERSIFIED TELECOMMUNICATION                            10,000   AT&T, Inc.                                             325,600
SERVICES - 1.9%
                                                         25,000   Verizon Communications, Inc.                           928,250
                                                                                                                     -----------
                                                                                                                       1,253,850
                                                                                                                     -----------
ENERGY EQUIPMENT & SERVICES - 2.3%                       10,000   GlobalSantaFe Corp.                                    499,900
                                                          6,000   Schlumberger Ltd.                                      372,180
                                                         15,500   Weatherford International Ltd. (h)                     646,660
                                                                                                                     -----------
                                                                                                                       1,518,740
                                                                                                                     -----------
FOOD PRODUCTS - 4.8%                                     23,000   Cadbury Schweppes Plc                                  983,710
                                                          8,500   General Mills, Inc.                                    481,100
                                                          3,100   Nestle SA Registered Shares                          1,077,874
                                                         27,000   Unilever NV (a)                                        662,580
                                                                                                                     -----------
                                                                                                                       3,205,264
                                                                                                                     -----------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%                  25,500   Baxter International, Inc.                           1,159,230
                                                                                                                     -----------
HEALTH CARE PROVIDERS & SERVICES - 0.8%                  12,000   AmerisourceBergen Corp.                                542,400
                                                                                                                     -----------
HOTELS, RESTAURANTS & LEISURE - 1.6%                     27,500   McDonald's Corp.                                     1,075,800
                                                                                                                     -----------
HOUSEHOLD PRODUCTS - 1.8%                                18,000   Kimberly-Clark Corp.                                 1,176,480
                                                                                                                     -----------
IT SERVICES - 1.4%                                       30,000   Accenture Ltd. Class A                                 951,300
                                                                                                                     -----------
INDUSTRIAL CONGLOMERATES - 5.5%                           7,750   3M Co.                                                 576,755
                                                         32,500   General Electric Co.                                 1,147,250
                                                         12,500   Textron, Inc.                                        1,093,750
                                                         30,000   Tyco International Ltd.                                839,700
                                                                                                                     -----------
                                                                                                                       3,657,455
                                                                                                                     -----------
INSURANCE - 7.0%                                         20,000   ACE Ltd.                                             1,094,600
                                                         17,000   American International Group, Inc.                   1,126,420
                                                         15,000   Endurance Specialty Holdings Ltd.                      528,900
                                                         20,000   Genworth Financial, Inc. Class A                       700,200
                                                         10,000   Prudential Financial, Inc.                             762,500
                                                          8,000   RenaissanceRe Holdings Ltd.                            444,800
                                                                                                                     -----------
                                                                                                                       4,657,420
                                                                                                                     -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                        SHARES
INDUSTRY                                                 HELD     COMMON STOCKS                                         VALUE
--------                                              ---------   -------------                                      -----------
INTERNET SOFTWARE & SERVICES - 0.6%                      15,500   Yahoo!, Inc. (h)                                      $391,840
                                                                                                                     -----------
MACHINERY - 1.1%                                         15,000   Dover Corp.                                            711,600
                                                                                                                     -----------
MEDIA - 1.8%                                              9,250   CBS Corp. Class B                                      260,572
                                                         15,000   Comcast Corp. Special Class A (h)                      552,150
                                                         12,500   Walt Disney Co.                                        386,375
                                                                                                                     -----------
                                                                                                                       1,199,097
                                                                                                                     -----------
METALS & MINING - 1.0%                                   19,500   Alcoa, Inc.                                            546,780
                                                          2,000   United States Steel Corp.                              115,360
                                                                                                                     -----------
                                                                                                                         662,140
                                                                                                                     -----------
OIL, GAS & CONSUMABLE FUELS - 4.9%                       12,000   Devon Energy Corp.                                     757,800
                                                         15,500   EnCana Corp.                                           723,695
                                                          7,500   Exxon Mobil Corp.                                      503,250
                                                         18,500   Murphy Oil Corp.                                       879,675
                                                          6,000   Total SA (a)                                           395,640
                                                                                                                     -----------
                                                                                                                       3,260,060
                                                                                                                     -----------
PAPER & FOREST PRODUCTS - 1.3%                           17,500   International Paper Co.                                606,025
                                                          4,500   Weyerhaeuser Co.                                       276,885
                                                                                                                     -----------
                                                                                                                         882,910
                                                                                                                     -----------
PHARMACEUTICALS - 3.7%                                   12,500   GlaxoSmithKline Plc (a)                                665,375
                                                         29,000   Schering-Plough Corp.                                  640,610
                                                         23,000   Wyeth                                                1,169,320
                                                                                                                     -----------
                                                                                                                       2,475,305
                                                                                                                     -----------
SEMICONDUCTORS & SEMICONDUCTOR                           20,000   Applied Materials, Inc.                                354,600
EQUIPMENT - 1.2%                                         18,500   Intersil Corp. Class A                                 454,175
                                                                                                                     -----------
                                                                                                                         808,775
                                                                                                                     -----------
SOFTWARE - 2.1%                                           4,500   Electronic Arts, Inc. (h)                              250,560
                                                         15,000   Microsoft Corp.                                        409,950
                                                         35,000   Symantec Corp. (h)                                     744,800
                                                                                                                     -----------
                                                                                                                       1,405,310
                                                                                                                     -----------
SPECIALTY RETAIL - 1.5%                                  30,000   Limited Brands                                         794,700
                                                          6,000   Office Depot, Inc. (h)                                 238,200
                                                                                                                     -----------
                                                                                                                       1,032,900
                                                                                                                     -----------
                                                                  TOTAL COMMON STOCKS
                                                                  (COST - $38,139,671) - 70.0%                        46,734,381
                                                                                                                     -----------
                                                                  PREFERRED SECURITIES

                                                         FACE
                                                        AMOUNT    CAPITAL TRUSTS
COMMERCIAL BANKS - 0.2%                           USD    30,000   BAC Capital Trust VI, 5.625% due 3/08/2035              27,819
                                                         25,000   RBS Capital Trust I, 5.512% (c)(g)                      24,291
                                                         50,000   USB Capital IX, 6.189% (c)(g)                           50,568
                                                                                                                     -----------
                                                                                                                         102,678
                                                                                                                     -----------
COMMERCIAL SERVICES & SUPPLIES - 0.0%                    25,000   ILFC E-Capital Trust II, 6.25% due 12/21/2065
                                                                  (b)(c)                                                  24,992
                                                                                                                     -----------
                                                                  TOTAL CAPITAL TRUSTS
                                                                  (COST - $127,036) - 0.2%                               127,670
                                                                                                                     -----------
                                                        SHARES
                                                         HELD     PREFERRED STOCKS
COMMERCIAL BANKS - 0.0%                                  25,000   Barclays Bank Plc, 6.278%                               23,884
                                                                                                                     -----------
ELECTRIC UTILITIES - 0.0%                                   500   Duquesne Light Co., 6.50%                               24,630
                                                                                                                     -----------
THRIFTS & MORTGAGE FINANCE - 0.2%                         1,900   Fannie Mae, 7%                                         100,581
                                                                                                                     -----------
                                                                  TOTAL PREFERRED STOCKS
                                                                  (COST - $153,370) - 0.2%                               149,095
                                                                                                                     -----------
                                                                  TOTAL PREFERRED SECURITIES
                                                                  (COST - $280,406) - 0.4%                               276,765
                                                                                                                     -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                      FIXED INCOME SECURITIES

                                                         FACE
INDUSTRY                                                AMOUNT    CORPORATE BONDS                                       VALUE
--------                                              ---------   ---------------                                    -----------
AEROSPACE & DEFENSE - 0.2%                        USD    80,000   Goodrich Corp., 6.29% due 7/01/2016 (b)            $    82,575
                                                         30,000   Honeywell International, Inc., 5.70% due
                                                                  3/15/2036                                               30,127
                                                          5,000   Raytheon Co., 8.30% due 3/01/2010                        5,463
                                                                                                                     -----------
                                                                                                                         118,165
                                                                                                                     -----------
AIRLINES - 0.0%                                          22,052   American Airlines, Inc. Series 2003-1, 3.857%
                                                                  due 1/09/2012                                           20,892
                                                                                                                     -----------
BEVERAGES - 0.1%                                         16,000   Anheuser-Busch Cos., Inc., 5.95% due 1/15/2033          16,607
                                                         25,000   Anheuser-Busch Cos., Inc., 5.75% due 4/01/2036          25,177
                                                                                                                     -----------
                                                                                                                          41,784
                                                                                                                     -----------
CAPITAL MARKETS - 0.5%                                   70,000   Credit Suisse First Boston USA, Inc., 4.70% due
                                                                  6/01/2009                                               69,246
                                                         40,000   FBG Finance Ltd., 5.875% due 6/15/2035 (b)              37,173
                                                        120,000   Goldman Sachs Group, Inc., 5.70% due 9/01/2012         122,041
                                                         65,000   Goldman Sachs Group, Inc., 5.25% due 10/15/2013         64,144
                                                         60,000   Morgan Stanley, 5.30% due 3/01/2013                     59,908
                                                                                                                     -----------
                                                                                                                         352,512
                                                                                                                     -----------
COMMERCIAL BANKS - 0.2%                                  55,000   Barclays Bank Plc, 8.55% (b)(g)                         61,819
                                                         50,000   Corporacion Andina de Fomento, 6.875% due
                                                                  3/15/2012                                               53,271
                                                         25,000   Popular North America, Inc., 3.875% due
                                                                  10/01/2008                                              24,312
                                                                                                                     -----------
                                                                                                                         139,402
                                                                                                                     -----------
COMMERCIAL SERVICES & SUPPLIES - 0.1%                    45,000   Steelcase, Inc., 6.50% due 8/15/2011                    45,742
                                                                                                                     -----------
COMMUNICATIONS EQUIPMENT - 0.0%                          15,000   Harris Corp., 5% due 10/01/2015                         14,138
                                                                                                                     -----------
CONSTRUCTION MATERIALS - 0.1%                            45,000   Lafarge SA, 6.15% due 7/15/2011                         45,966
                                                                                                                     -----------
CONSUMER FINANCE - 0.4%                                  50,000   American Express Co., 6.80% due 9/01/2066 (c)           52,787
                                                        165,000   HSBC Finance Corp., 6.50% due 11/15/2008               169,142
                                                         30,000   MBNA Corp., 4.625% due 9/15/2008                        29,665
                                                                                                                     -----------
                                                                                                                         251,594
                                                                                                                     -----------
CONTAINERS & PACKAGING - 0.1%                            50,000   Sealed Air Corp., 5.625% due 7/15/2013 (b)              49,198
                                                                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES - 1.3%                    65,000   Bank of America Corp., 4.875% due 9/15/2012             63,907
                                                         90,000   Citigroup, Inc., 5.625% due 8/27/2012                   91,638
                                                         30,000   Citigroup, Inc., 5.85% due 12/11/2034                   30,246
                                                         85,000   General Electric Capital Corp., 6.75% due
                                                                  3/15/2032                                               97,158
                                                         60,000   JPMorgan Chase & Co., 5.75% due 1/02/2013               61,357
                                                         25,000   JPMorgan Chase & Co., 4.891% due 9/01/2015 (c)          24,557
                                                        500,000   Sigma Finance Corp., 5.372% due 3/31/2014 (c)(d)       501,373
                                                                                                                     -----------
                                                                                                                         870,236
                                                                                                                     -----------
DIVERSIFIED TELECOMMUNICATION                            35,000   BellSouth Corp., 6% due 11/15/2034                      32,853
SERVICES - 0.4%
                                                         25,000   Deutsche Telekom International Finance BV,
                                                                  8.25% due 6/15/2030
                                                                                                                          30,542
                                                         50,000   GTE Corp., 6.84% due 4/15/2018                          52,890
                                                         45,000   SBC Communications, Inc., 6.45% due 6/15/2034           45,192
                                                         50,000   TELUS Corp., 7.50% due 6/01/2007                        50,652
                                                         35,000   Telecom Italia Capital SA, 6% due 9/30/2034             31,292
                                                                                                                     -----------
                                                                                                                         243,421
                                                                                                                     -----------
ELECTRIC UTILITIES - 0.4%                                50,000   AEP Texas Central Co. Series D, 5.50% due
                                                                  2/15/2013                                               49,724
                                                         15,000   Jersey Central Power & Light, 6.40% due
                                                                  5/15/2036 (b)                                           15,684
                                                         30,000   Progress Energy, Inc., 5.625% due 1/15/2016             29,980
                                                         40,000   Public Service Co. of New Mexico, 4.40% due
                                                                  9/15/2008                                               39,214
                                                         40,000   SPI Electricity & Gas Australia Holdings Pty
                                                                  Ltd., 6.15% due 11/15/2013 (b)                          41,551
                                                         40,000   Sierra Pacific Power Co., 6% due 5/15/2016 (b)          40,104
                                                         36,000   Southern California Edison Co., 5.625% due
                                                                  2/01/2036                                               34,936
                                                         30,000   Westar Energy, Inc., 6% due 7/01/2014                   30,756
                                                                                                                     -----------
                                                                                                                         281,949
                                                                                                                     -----------
ENERGY EQUIPMENT & SERVICES - 0.0%                       25,000   Weatherford International Ltd., 5.50% due
                                                                  2/15/2016                                               24,621
                                                                                                                     -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                         FACE
INDUSTRY                                                AMOUNT    CORPORATE BONDS                                       VALUE
--------                                              ---------   ---------------                                    -----------
FOOD PRODUCTS - 0.1%                              USD    55,000   Cadbury Schweppes US Finance LLC,
                                                                  3.875% due 10/01/2008 (b)                          $    53,497
                                                         40,000   Tyson Foods, Inc., 6.60% due 4/01/2016                  41,186
                                                                                                                     -----------
                                                                                                                          94,683
                                                                                                                     -----------
GAS UTILITIES - 0.1%                                     40,000   Panhandle Eastern Pipe Line Series B, 2.75% due
                                                                  3/15/2007                                               39,512
                                                                                                                     -----------
HEALTH CARE PROVIDERS                                    25,000   UnitedHealth Group, Inc., 5.80% due 3/15/2036           24,549
& SERVICES - 0.1%
                                                         40,000   WellPoint, Inc., 5.85% due 1/15/2036                    38,798
                                                                                                                     -----------
                                                                                                                          63,347
                                                                                                                     -----------
HOTELS, RESTAURANTS & LEISURE - 0.0%                     25,000   Harrah's Operating Co., Inc., 5.625% due
                                                                  6/01/2015                                               23,238
                                                                                                                     -----------
INDUSTRIAL CONGLOMERATES - 0.1%                           5,000   General Electric Co., 5% due 2/01/2013                   4,944
                                                         40,000   Hutchison Whampoa International (03/33) Ltd.,
                                                                  7.45% due 11/24/2033 (b)
                                                                                                                          45,337
                                                                                                                     -----------
                                                                                                                          50,281
                                                                                                                     -----------
INSURANCE - 0.2%                                         50,000   Fund American Cos., Inc., 5.875% due 5/15/2013          49,421
                                                         80,000   Montpelier Re Holdings Ltd., 6.125% due
                                                                  8/15/2013                                               77,285
                                                         15,000   Prudential Financial, Inc., 4.104% due
                                                                  11/15/2006                                              14,980
                                                                                                                     -----------
                                                                                                                         141,686
                                                                                                                     -----------
MEDIA - 0.5%                                             50,000   Comcast Corp., 5.85% due 1/15/2010                      50,710
                                                         50,000   Comcast Corp., 6.50% due 1/15/2017                      52,192
                                                         30,000   Cox Communications, Inc., 7.125% due 10/01/2012         31,972
                                                         40,000   News America, Inc., 6.40% due 12/15/2035                39,229
                                                         85,000   News America, Inc., 6.75% due 1/09/2038                 88,057
                                                         85,000   Time Warner Companies, Inc., 9.125% due
                                                                  1/15/2013                                               99,041
                                                                                                                     -----------
                                                                                                                         361,201
                                                                                                                     -----------
METALS & MINING - 0.0%                                   25,000   Alcan, Inc., 5.75% due 6/01/2035                        23,690
                                                                                                                     -----------
MULTI-UTILITIES - 0.1%                                   10,000   Ameren Corp., 4.263% due 5/15/2007                       9,930
                                                         25,000   Consolidated Edison Co. of New York, 5.85% due
                                                                  3/15/2036                                               24,978
                                                         25,000   Puget Energy, Inc., 5.483% due 6/01/2035                22,934
                                                         20,000   Xcel Energy, Inc., 6.50% due 7/01/2036                  21,101
                                                                                                                     -----------
                                                                                                                          78,943
                                                                                                                     -----------
OFFICE ELECTRONICS - 0.1%                                80,000   Xerox Corp., 6.40% due 3/15/2016                        79,600
                                                                                                                     -----------
OIL, GAS & CONSUMABLE FUELS - 0.8%                       25,000   Colonial Pipeline Co., 7.63% due 4/15/2032 (b)          31,306
                                                         30,000   Consolidated Natural Gas Co., 5% due 12/01/2014         28,487
                                                         35,000   Enterprise Products Operating LP Series B, 5.75%
                                                                  due 3/01/2035                                           31,532
                                                         85,200   Kern River Funding Corp., 4.893% due 4/30/2018
                                                                  (b)                                                     82,534
                                                         60,000   Motiva Enterprises LLC, 5.20% due 9/15/2012 (b)         59,456
                                                         45,000   Northwest Pipeline Corp., 7% due 6/15/2016 (b)          46,012
                                                        150,000   Pemex Project Funding Master Trust, 6.69% due
                                                                  6/15/2010 (b)(c)                                       153,300
                                                         40,000   Petro-Canada, 5.95% due 5/15/2035                       38,172
                                                         30,000   Talisman Energy, Inc., 5.85% due 2/01/2037              27,967
                                                         50,000   Texas Gas Transmission Corp., 4.60% due
                                                                  6/01/2015                                               46,505
                                                                                                                     -----------
                                                                                                                         545,271
                                                                                                                     -----------
PHARMACEUTICALS - 0.1%                                    5,000   Eli Lilly & Co., 7.125% due 6/01/2025                    5,862
                                                         40,000   Wyeth, 6% due 2/15/2036                                 40,440
                                                                                                                     -----------
                                                                                                                          46,302
                                                                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS                            20,000   Developers Diversified Realty Corp., 6.625% due
(REITS) - 0.2%                                                    1/15/2008                                               20,277
                                                         25,000   Developers Diversified Realty Corp., 5.375% due
                                                                  10/15/2012                                              24,744
                                                         18,000   Developers Diversified Realty Corp., 5.50% due
                                                                  5/01/2015                                               17,671
                                                         40,000   Highwoods Properties, Inc., 7% due 12/01/2006           40,072
                                                         45,000   Westfield Capital Corp. Ltd., 5.125% due
                                                                  11/15/2014 (b)                                          43,667
                                                                                                                     -----------
                                                                                                                         146,431
                                                                                                                     -----------
ROAD & RAIL - 0.1%                                       20,000   Canadian National Railway Co., 6.90% due
                                                                  7/15/2028                                               22,981
                                                         20,000   Canadian National Railway Co., 6.20% due
                                                                  6/01/2036                                               21,373
                                                         30,000   Norfolk Southern Corp., 7.05% due 5/01/2037             34,972
                                                                                                                     -----------
                                                                                                                          79,326
                                                                                                                     -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                         FACE
INDUSTRY                                                AMOUNT    CORPORATE BONDS                                       VALUE
--------                                              ---------   ---------------                                    -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%   USD   165,000   International Rectifier Corp., 4.25% due
                                                                  7/15/2007 (i)                                      $   162,938
                                                                                                                     -----------
SOFTWARE - 0.1%                                          70,000   Oracle Corp. and Ozark Holding, Inc., 5.25% due
                                                                  1/15/2016                                               68,885
                                                                                                                     -----------
THRIFTS & MORTGAGE FINANCE - 0.1%                        50,000   Countrywide Financial Corp., 6.25% due 5/15/2016        50,744
                                                                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES - 0.1%                5,000   AT&T Wireless Services, Inc., 8.75% due
                                                                  3/01/2031                                                6,392
                                                         35,000   Sprint Capital Corp., 8.75% due 3/15/2032               42,682
                                                                                                                     -----------
                                                                                                                          49,074
                                                                                                                     -----------
                                                                  TOTAL CORPORATE BONDS
                                                                  (COST - $4,638,249) - 6.9%                           4,604,772
                                                                                                                     -----------
                                                                  FOREIGN GOVERNMENT OBLIGATIONS
                                                  EUR   260,000   Bundesobligation Series 143, 3.50% due
                                                                  10/10/2008                                             328,997
                                                  USD    65,000   Mexico Government International Bond, 9.875% due
                                                                  2/01/2010                                               74,165
                                                         15,000   Mexico Government International Bond, 6.375% due
                                                                  1/16/2013                                               15,773
                                                         25,000   Mexico Government International Bond, 5.875% due
                                                                  1/15/2014                                               25,563
                                                                                                                     -----------
                                                                  TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                                                                  (COST - $434,168) - 0.7%                               444,498
                                                                                                                     -----------
                                                                  ASSET-BACKED SECURITIES+
                                                        100,000   ACE Securities Corp. Series 2005-ASP1 Class M1,
                                                                  6.01% due 9/25/2035 (c)                                100,792
                                                        200,000   ACE Securities Corp. Series 2005-HE6 Class A2B,
                                                                  5.53% due 10/25/2035 (c)                               200,078
                                                        100,000   Ameriquest Mortgage Securities, Inc. Series
                                                                  2003-7 Class M1, 6.18% due 8/25/2033 (c)               100,938
                                                         32,679   Argent Securities, Inc. Series 2004-W11 Class
                                                                  A3, 5.69% due 11/25/2034 (c)                            32,693
                                                         14,433   Bear Stearns Asset Backed Securities, Inc.
                                                                  Series 2004-HE9 Class 1A2, 5.70% due
                                                                  3/25/2032 (c)                                           14,439
                                                        124,657   Bear Stearns Asset Backed Securities, Inc.
                                                                  Series 2005-4 Class A, 5.66% due 1/25/2036 (c)         124,724
                                                        200,000   Bear Stearns Asset Backed Securities, Inc.
                                                                  Series 2005-HE10 Class A2, 5.62% due
                                                                  8/25/2035 (c)                                          200,538
                                                         92,025   Bear Stearns Asset Backed Securities, Inc.
                                                                  Series 2005-SD1 Class 1A2, 5.63% due
                                                                  7/25/2027 (c)                                           92,247
                                                         42,255   Countrywide Asset Backed Certificates Series
                                                                  2004-5 Class A, 5.78% due 10/25/2034 (c)                42,636
                                                         50,000   Countrywide Asset Backed Certificates Series
                                                                  2004-13 Class AF4, 4.583% due 1/25/2033 (c)             49,273
                                                         50,000   Countrywide Asset Backed Certificates Series
                                                                  2004-13 Class MF1, 5.071% due 12/25/2034 (c)            48,895
                                                        100,000   Credit-Based Asset Servicing and Securitization
                                                                  Series 2005-CB2 Class AV2, 5.53% due
                                                                  4/25/2036 (c)                                          100,035
                                                          2,167   First Franklin Mortgage Loan Asset Backed
                                                                  Certificates Series 2003-FF5 Class A2, 6.052%
                                                                  due 3/25/2034 (c)                                        2,159
                                                        310,866   First Franklin Mortgage Loan Asset Backed
                                                                  Certificates Series 2004-FF10 Class A2, 5.73%
                                                                  due 12/25/2032 (c)                                     311,575
                                                        162,193   First Franklin Mortgage Loan Asset Backed
                                                                  Certificates Series 2005-FF10 Class A6, 5.68%
                                                                  due 11/25/2035 (c)                                     162,337
                                                        128,004   Home Equity Asset Trust Series 2005-1 Class A2,
                                                                  5.61% due 5/25/2035 (c)                                128,257
                                                         43,515   Home Equity Asset Trust Series 2005-3 Class 1A2,
                                                                  5.58% due 8/25/2035 (c)                                 43,535
                                                         68,967   Irwin Home Equity Series 2005-C Class 1A1,
                                                                  5.59% due 4/25/2030 (c)                                 68,992

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                         FACE
                                                        AMOUNT    ASSET-BACKED SECURITIES+                              VALUE
                                                      ---------   ------------------------                           -----------
                                                  USD   108,263   Morgan Stanley ABS Capital I, Inc. Series
                                                                  2005-HE1 Class A2MZ, 5.63% due 12/25/2034 (c)      $   108,508
                                                         34,378   Morgan Stanley ABS Capital I, Inc. Series
                                                                  2005-NC2 Class A1MZ, 5.58% due 3/25/2035 (c)            34,396
                                                         35,086   Morgan Stanley ABS Capital I, Inc. Series
                                                                  2005-NC2 Class A2MZ, 5.58% due 3/25/2035 (c)            35,105
                                                         90,175   New Century Home Equity Loan Trust Series 2004-3
                                                                  Class A3, 5.72% due 11/25/2034 (c)                      90,253
                                                         95,234   New Century Home Equity Loan Trust Series 2005-2
                                                                  Class A2MZ, 5.59% due 6/25/2035 (c)                     95,371
                                                         25,000   Option One Mortgage Loan Trust Series 2005-1
                                                                  Class M5, 6.58% due 2/25/2035 (c)                       25,245
                                                         33,981   Park Place Securities, Inc. Series 2005-WCH1
                                                                  Class A1B, 5.63% due 1/25/2035 (c)                      34,034
                                                         33,807   Park Place Securities, Inc. Series 2005-WCH1
                                                                  Class A3D, 5.67% due 1/25/2035 (c)                      33,862
                                                         30,000   Popular ABS Mortgage Pass-Through Trust Series
                                                                  2005-1 Class M2, 5.507% due 5/25/2035                   29,438
                                                        141,417   RAAC Series 2005-SP2 Class 2A, 5.63% due
                                                                  6/25/2044 (c)                                          141,561
                                                        127,785   Residential Asset Mortgage Products, Inc. Series
                                                                  2004-RS11 Class A2, 5.60% due 12/25/2033 (c)           128,076
                                                        100,000   Residential Asset Mortgage Products, Inc. Series
                                                                  2005-RS3 Class AI2, 5.50% due 3/25/2035 (c)            100,208
                                                        200,000   Soundview Home Equity Loan Trust Series
                                                                  2005-OPT3 Class A4, 5.63% due 11/25/2035 (c)           200,510
                                                        150,000   Structured Asset Investment Loan Trust Series
                                                                  2003-BC6 Class M1, 6.08% due 7/25/2033 (c)             150,564
                                                        150,000   Structured Asset Investment Loan Trust Series
                                                                  2003-BC7 Class M1, 6.08% due 7/25/2033 (c)             150,559
                                                        100,000   Structured Asset Investment Loan Trust Series
                                                                  2004-8 Class M4, 6.33% due 9/25/2034 (c)               100,566
                                                         53,193   Structured Asset Securities Corp. Series
                                                                  2004-23XS Class 2A1, 4.55% due 1/25/2035 (c)            53,322
                                                        143,235   Wells Fargo Home Equity Trust Series 2004-2
                                                                  Class A32, 5.67% due 2/25/2032 (c)                     143,482
                                                         13,715   Whole Auto Loan Trust Series 2004-1 Class D,
                                                                  5.60% due 3/15/2011                                     13,682
                                                                                                                     -----------
                                                                  TOTAL ASSET-BACKED SECURITIES
                                                                  (COST - $3,490,733) - 5.2%                           3,492,885
                                                                                                                     -----------
                                                                  NON-GOVERNMENT AGENCY MORTGAGE-BACKED
                                                                  SECURITIES+
COLLATERALIZED MORTGAGE                                  72,705   Impac Secured Assets CMN Owner Trust Series
OBLIGATIONS - 1.1%                                                2004-3 Class 1A4, 5.73% due 11/25/2034 (c)              72,919
                                                        171,096   JPMorgan Mortgage Trust Series 2005-A2 Class
                                                                  4A1, 5.209% due 4/25/2035 (c)                          167,381
                                                        138,640   Morgan Stanley Mortgage Loan Trust Series
                                                                  2006-3AR Class 2A3, 5.907% due 3/25/2036 (c)           139,893
                                                        195,047   Residential Accredit Loans, Inc. Series
                                                                  2005-QS12 Class A8, 5.669% due 8/25/2035 (c)           195,157
                                                         46,261   Structured Asset Securities Corp. Series
                                                                  2005-GEL2 Class A, 5.61% due 4/25/2035 (c)              46,286
                                                         82,413   Structured Asset Securities Corp. Series
                                                                  2005-OPT1 Class A4M, 5.68% due 11/25/2035 (c)           82,455
                                                         49,863   Washington Mutual Series 2005-AR2 Class B4,
                                                                  6.23% due 1/25/2045 (c)                                 49,699
                                                                                                                     -----------
                                                                                                                         753,790
                                                                                                                     -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                         FACE     NON-GOVERNMENT AGENCY MORTGAGE-BACKED
                                                        AMOUNT    SECURITIES+                                           VALUE
                                                      ---------   -------------------------------------              -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.2%      USD   250,000   Banc of America Commercial Mortgage, Inc. Series
                                                                  2006-2 Class A4, 5.741% due 5/10/2045 (c)             $258,845
                                                         50,000   Bear Stearns Commercial Mortgage Security Series
                                                                  2002-FL1A Class D, 5.772% due 8/03/2014 (c)             50,000
                                                        250,000   Credit Suisse Mortgage Capital Certificates
                                                                  Series 2006-C3 Class A3, 5.828% due
                                                                  6/15/2038 (c)                                          259,877
                                                        400,000   GMAC Commercial Mortgage Securities, Inc. Series
                                                                  2004-C3 Class AAB, 4.702% due 12/10/2041               387,696
                                                        150,000   GS Mortgage Securities Corp. II Series 2006-GG6
                                                                  Class A2, 5.506% due 4/10/2038 (c)                     151,785
                                                        170,000   Greenwich Capital Commercial Funding Corp.
                                                                  Series 2004-GG1 Class A4, 4.755% due 6/10/2036         168,098
                                                        150,000   Greenwich Capital Commercial Funding Corp.
                                                                  Series 2006-GG7 Class A4, 5.912% due
                                                                  7/10/2038 (c)                                          157,047
                                                        250,000   JPMorgan Chase Commercial Mortgage Securities
                                                                  Corp. Series 2006-CB15 Class A4, 5.814% due
                                                                  6/12/2043 (c)                                          258,494
                                                        250,000   JPMorgan Chase Commercial Mortgage Securities
                                                                  Corp. Series 2006-LDP7 Class A4, 5.875% due
                                                                  4/15/2045 (c)                                          261,138
                                                        150,000   LB-UBS Commercial Mortgage Trust Series 2005-C3
                                                                  Class A5, 4.739% due 7/15/2030                         143,915
                                                                                                                     -----------
                                                                                                                       2,096,895
                                                                                                                     -----------
                                                                  TOTAL NON-GOVERNMENT AGENCY MORTGAGE-BACKED
                                                                  SECURITIES
                                                                  (COST - $2,829,894) - 4.3%                           2,850,685
                                                                                                                     -----------
                                                                  GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS+
                                                                  Fannie Mae Guaranteed Pass-Through Certificates
                                                        628,000   5.50% due 10/15/2036 (j)                               618,580
                                                        192,011   6.00% due 9/01/2035 - 10/01/2036                       193,076
                                                        123,375   6.50% due 7/01/2032 - 9/01/2036                        126,064
                                                                  Freddie Mac Mortgage Participation Certificates
                                                      1,028,920   5.00% due 10/15/2036 (j)                               989,370
                                                         96,546   5.50% due 9/01/2019                                     96,613
                                                        713,520   5.50% due 6/01/2035 - 10/15/2036 (j)                   703,560
                                                        169,828   6.00% due 6/01/2035                                    170,761
                                                         54,115   7.00% due 12/01/2031 - 7/01/2032                        55,740
                                                                                                                     -----------
                                                                  TOTAL GOVERNMENT AGENCY MORTGAGE-BACKED
                                                                  OBLIGATIONS  (COST - $2,951,035) - 4.4%              2,953,764
                                                                                                                     -----------
                                                                  U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                                        270,000   Fannie Mae, 4% due 2/28/2007                           268,570
                                                        220,000   Fannie Mae, 7.125% due 1/15/2030                       278,278
                                                        150,000   Federal Home Loan Bank System, 2.75% due
                                                                  11/15/2006                                             149,533
                                                         30,000   U.S. Treasury Bonds, 7.50% due 11/15/2016               36,750
                                                         20,000   U.S. Treasury Bonds, 8.125% due 8/15/2019               26,375
                                                         60,000   U.S. Treasury Bonds, 7.25% due 8/15/2022 (e)            75,942
                                                         10,000   U.S. Treasury Bonds, 6.25% due 8/15/2023                11,610
                                                         10,000   U.S. Treasury Bonds, 6.625% due 2/15/2027               12,297
                                                        584,000   U.S. Treasury Bonds, 5.375% due 2/15/2031              630,766
                                                        175,000   U.S. Treasury Bonds, 4.50% due 2/15/2036               167,686
                                                        165,001   U.S. Treasury Inflation Indexed Bonds, 3.875%
                                                                  due 1/15/2009                                          169,738
                                                        146,126   U.S. Treasury Inflation Indexed Bonds, 3.50%
                                                                  due 1/15/2011                                          153,056
                                                        319,662   U.S. Treasury Inflation Indexed Bonds, 1.625%
                                                                  due 1/15/2015                                          304,054
                                                        650,000   U.S. Treasury Notes, 4% due 8/31/2007                  644,490
                                                          5,000   U.S. Treasury Notes, 4.375% due 1/31/2008                4,970
                                                         10,000   U.S. Treasury Notes, 3.75% due 5/15/2008                 9,844
                                                         65,000   U.S. Treasury Notes, 4.50% due 2/15/2009                64,769
                                                         50,000   U.S. Treasury Notes, 4.875% due 5/15/2009               50,289
                                                         35,000   U.S. Treasury Notes, 4.875% due 8/15/2009               35,238

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                         FACE
                                                        AMOUNT    U.S. GOVERNMENT & AGENCY OBLIGATIONS                  VALUE
                                                      ---------   ------------------------------------               -----------
                                                  USD    10,000   U.S. Treasury Notes, 3.875% due 5/15/2010          $     9,764
                                                         30,000   U.S. Treasury Notes, 3.625% due 6/15/2010               29,038
                                                          5,000   U.S. Treasury Notes, 4.25% due 10/15/2010                4,938
                                                        405,000   U.S. Treasury Notes, 4.25% due 1/15/2011               399,479
                                                        100,000   U.S. Treasury Notes, 4.50% due 2/28/2011                99,625
                                                        235,000   U.S. Treasury Notes, 4.625% due 8/31/2011              235,257
                                                         55,000   U.S. Treasury Notes, 3.625% due 5/15/2013               51,966
                                                        580,000   U.S. Treasury Notes, 4.50% due 11/15/2015              574,381
                                                         40,000   U.S. Treasury Notes, 4.50% due 2/15/2016                39,598
                                                         10,000   U.S. Treasury Notes, 5.125% due 5/15/2016               10,373
                                                        350,000   U.S. Treasury Notes, 4.875% due 8/15/2016              356,617
                                                                                                                     -----------
                                                                  TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                                                  (COST - $4,823,061) - 7.4%                           4,905,291
                                                                                                                     -----------
                                                                  TOTAL FIXED INCOME SECURITIES
                                                                  (COST - $19,167,140) - 28.9%                        19,251,895
                                                                                                                     -----------
                                                     BENEFICIAL
                                                      INTEREST    SHORT-TERM SECURITIES
                                                 USD  2,287,749   BlackRock Liquidity Series, LLC
                                                                  Cash Sweep Series I, 5.18% (f)(k)                    2,287,749
                                                                                                                     -----------
                                                                  TOTAL SHORT-TERM SECURITIES
                                                                  (COST - $2,287,749) - 3.4%                           2,287,749
                                                                                                                     -----------
                                                      NUMBER OF
                                                      CONTRACTS   OPTIONS PURCHASED
                                                             11   U.S. Treasury Note, expiring October 2006 at
                                                                  USD 107                                                 13,063
                                                                                                                     -----------
                                                                  TOTAL OPTIONS PURCHASED
                                                                  (PREMIUMS PAID - $5,537) - 0.0%                         13,063
                                                                                                                     -----------
                                                                  TOTAL INVESTMENTS
                                                                  (COST - $59,880,503) - 102.7%                       68,563,853
                                                                                                                     -----------
                                                                  OPTIONS WRITTEN
                                                             11   U.S. Treasury Note, expiring October 2006 at
                                                                  USD 105                                                   (172)
                                                                                                                     -----------
                                                                  TOTAL OPTIONS WRITTEN
                                                                  (PREMIUMS RECEIVED - $4,432) - 0.0%                       (172)
                                                                                                                     -----------
                                                                  TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
                                                                  (COST - $59,876,071*) - 102.7%                      68,563,681
                                                                  LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7%)      (1,817,449)
                                                                                                                     -----------
                                                                  NET ASSETS - 100.0%                                $66,746,232
                                                                                                                     ===========

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $60,423,466
                                ===========
Gross unrealized appreciation   $10,343,945
Gross unrealized depreciation    (2,203,730)
                                -----------
Net unrealized appreciation     $ 8,140,215
                                ===========

+ Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancing of the underlying mortgage instruments, the average life may be substantially less than the original maturity.

(a)  Depositary receipts.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c)  Floating rate security.

(d) Restricted security as to resale, representing approximately 0.8% of net assets were as follows:

ISSUE                                       ACQUISITION DATE     COST       VALUE
-----                                       ----------------   --------   --------
Sigma Finance Corp., 5.372% due 3/31/2014       3/26/2004      $500,000   $501,373

(e) All or a portion of security held as collateral in connection with open financial futures contracts.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                         NET     INTEREST
AFFILIATE                                             ACTIVITY    INCOME
---------                                             --------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series I   $357,745    $67,246

(g)  The security is a perpetual bond and has no stated maturity date.

(h)  Non-income producing security.

(i)  Convertible security.

(j) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

(k)  Represents the current yield as of September 30, 2006.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

- Financial futures contracts purchased as of September 30, 2006 were as follows:

NUMBER OF                                 EXPIRATION      FACE      UNREALIZED
CONTRACTS             ISSUE                  DATE         VALUE    APPRECIATION
---------   -------------------------   -------------   --------   ------------
   4        5-Year U.S. Treasury Note   December 2006   $419,229      $2,834

-    Financial futures contracts sold as of September 30, 2006 were as follows:

NUMBER OF                                  EXPIRATION       FACE       UNREALIZED
CONTRACTS              ISSUE                  DATE          VALUE     DEPRECIATION
---------   --------------------------   -------------   ----------   ------------
     3       2-Year U.S. Treasury Note   December 2006   $  611,569     $ (1,931)
    21      10-Year U.S. Treasury Note   December 2006   $2,251,775      (17,537)
     9      30-Year U.S. Treasury Bond   December 2006   $  995,039      (16,617)
                                                                        --------
TOTAL UNREALIZED DEPRECIATION - NET                                     $(36,085)
                                                                        ========

-    Swap contracts outstanding as of September 30, 2006 were as follows:

                                                                                   UNREALIZED
                                                                     NOTIONAL     APPRECIATION
                                                                      AMOUNT     (DEPRECIATION)
                                                                    ----------   --------------
Receive (pay) a variable return based on the change in the since inception return of the U.S. Agency Index and pay a floating rate based on 1-month LIBOR minus 0.05%
Broker, Lehman Brothers Special Finance
Expires October 2006                                                $  700,000         --

Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.035%
Broker, UBS Warburg
Expires October 2006                                                $1,100,000         --

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                                                  UNREALIZED
                                                                     NOTIONAL     APPRECIATION
                                                                      AMOUNT     (DEPRECIATION)
                                                                    ----------   --------------
Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.12%
Broker, Lehman Brothers Special Finance
Expires November 2006                                               $  800,000            --

Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.06%
Broker, UBS Warburg
Expires December 2006                                               $3,400,000            --

Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.13%
Broker, Lehman Brothers Special Finance
Expires January 2007                                                $  300,000            --

Receive a fixed rate of 5.3225% and pay a floating rate based on
3-month LIBOR
Broker, Lehman Brothers Special Finance
Expires April 2007                                                  $7,000,000      $ 83,818

Receive a fixed rate of 4.095% and pay a floating rate based on
3-month LIBOR
Broker, Citibank, N.A.
Expires September 2007                                              $2,000,000       (22,729)

Receive a fixed rate of 3.401% and pay 3.875% on Treasury
Inflation Protected Securities (TIPS) adjusted principal
Broker, JPMorgan Chase
Expires January 2009                                                $  171,000        (3,194)

Sold credit default protection on Raytheon Co. and receive 0.73%
Broker, JPMorgan Chase
Expires March 2009                                                  $   30,000           455

Sold credit default protection on Nextel Communications, Inc.
Class A and receive 1.72%
Broker, JPMorgan Chase
Expires September 2009                                              $   60,000         2,428

Bought credit default protection on Valero Energy Corp. and pay
1.03%
Broker, Deutsche Bank AG London
Expires June 2010                                                   $   30,000          (778)

Sold credit default protection on BellSouth Corp. and receive
0.26%
Broker, Lehman Brothers Special Finance
Expires June 2010                                                   $   30,000            62

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                                                  UNREALIZED
                                                                     NOTIONAL     APPRECIATION
                                                                      AMOUNT     (DEPRECIATION)
                                                                    ----------   --------------
Bought credit default protection on Valero Energy Corp. and pay
1.00%
Broker, Lehman Brothers Special Finance
Expires June 2010                                                   $  30,000       $  (778)

Sold credit default protection on CSX Corp. and receive 0.34%
Broker, JPMorgan Chase
Expires December 2010                                               $  60,000           321

Bought credit default protection on Sara Lee Corp. and pay 0.57%
Broker, Lehman Brothers Special Finance
Expires December 2010                                               $  60,000          (457)

Bought credit default protection on Brunswick Corp. and pay 0.60%
Broker, JPMorgan Chase
Expires December 2010                                               $  60,000           (24)

Bought credit default protection on ConAgra Foods, Inc. and pay
0.57%
Broker, Lehman Brothers Special Finance
Expires December 2010                                               $  60,000          (826)

Bought credit default protection on HJ Heinz Co. and pay 0.37%
Broker, UBS Warburg
Expires December 2010                                               $  60,000          (184)

Bought credit default protection on CVS Corp. and pay 0.48%
Broker, Morgan Stanley Capital Services, Inc.
Expires December 2010                                               $  60,000          (642)

Bought credit default protection on RadioShack Corp. and pay 1.16%
Broker, UBS Warburg
Expires December 2010                                               $  60,000          (362)

Sold credit default protection on Goodrich Corp. and receive 0.44%
Broker, UBS Warburg
Expires December 2010                                               $  60,000           484

Bought credit default protection on Campbell Soup Co. and pay
0.26%
Broker, UBS Warburg
Expires December 2010                                               $  60,000          (368)

Bought credit default protection on Kohl's Corp. and pay 0.39%
Broker, Morgan Stanley Capital Services, Inc.
Expires December 2010                                               $  60,000          (459)

Bought credit default protection on TJX Cos., Inc. and pay 0.57%
Broker, Morgan Stanley Capital Services, Inc.
Expires December 2010                                               $  60,000          (895)

Bought credit default protection on Limited Brands, Inc. and pay
1.065%
Broker, UBS Warburg
Expires December 2010                                               $  60,000        (1,358)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                                                  UNREALIZED
                                                                     NOTIONAL     APPRECIATION
                                                                      AMOUNT     (DEPRECIATION)
                                                                    ----------   --------------
Sold credit default protection on Lehman Brothers Holdings, Inc.
and receive 0.271%
Broker, UBS Warburg
Expires December 2010                                                $ 60,000       $   209

Sold credit default protection on Dow Jones CDX North America
Investment Grade Index Series 5 and receive 0.45%
Broker, Deutsche Bank AG London
Expires December 2010                                                $300,000         1,159

Sold credit default protection on Dow Jones CDX North America
Investment Grade Index Series 5 and receive 0.45%
Broker, Lehman Brothers Special Finance
Expires December 2010                                                $290,000         1,246

Sold credit default protection on Dow Jones CDX North America
Investment Grade High Volatility Index Series 5 and receive 0.85%
Broker, JPMorgan Chase
Expires December 2010                                                $145,000         1,947

Receive a fixed rate of 4.17% and pay 3.50% on Treasury Inflation
Protected Securities (TIPS) adjusted principal
Broker, Morgan Stanley Capital Services, Inc.
Expires January 2011                                                 $150,000        (7,496)

Bought credit default protection on Kohl's Corp. and pay 0.43%
Broker, Lehman Brothers Special Finance
Expires March 2011                                                   $ 60,000          (537)

Bought credit default protection on Campbell Soup Co. and pay
0.25%
Broker, Lehman Brothers Special Finance
Expires March 2011                                                   $ 60,000          (342)

Bought credit default protection on Sara Lee Corp. and pay 0.604%
Broker, JPMorgan Chase
Expires March 2011                                                   $ 60,000          (486)

Bought credit default protection on Limited Brands, Inc. and pay
0.73%
Broker, Lehman Brothers Special Finance
Expires March 2011                                                   $ 60,000          (503)

Sold credit default protection on Federated Department Stores,
Inc. and receive 0.38%
Broker, JPMorgan Chase
Expires March 2011                                                   $ 60,000          (261)

Bought credit default protection on Tyson Foods, Inc. and pay
1.185%
Broker, JPMorgan Chase
Expires June 2011                                                    $ 60,000          (255)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                                                  UNREALIZED
                                                                     NOTIONAL     APPRECIATION
                                                                      AMOUNT     (DEPRECIATION)
                                                                    ----------   --------------
Bought credit default protection on Computer Sciences Corp. and pay 0.88%
Broker, Morgan Stanley Capital Services, Inc.
Expires June 2011                                                   $   60,000      $(1,274)

Sold credit default protection on Dow Jones CDX US Crossover Index
Series 6 and receive 1.90%
Broker, JPMorgan Chase
Expires June 2011                                                   $  135,000          598

Sold credit default protection on Dow Jones CDX US Crossover Index
Series 6 and receive 1.90%
Broker, Morgan Stanley Capital Services, Inc.
Expires June 2011                                                   $  150,000          634

Sold credit default protection on Dow Jones CDX North America
Investment Grade Index Series 6 and receive 0.40%
Broker, Lehman Brothers Special Finance
Expires June 2011                                                   $  135,000          185

Sold credit default protection on Dow Jones CDX North America
Investment Grade Index Series 6 and receive 0.40%
Broker, JP Morgan Chase
Expires June 2011                                                   $  540,000        1,976

Sold credit default protection on Dow Jones CDX North America
Investment Grade High Volatility Index Series 6 and receive 0.75%
Broker, Lehman Brothers Special Finance
Expires June 2011                                                   $  150,000          379

Sold credit default protection on Dow Jones CDX North America
Investment Grade High Volatility Index Series 6 and receive 0.75%
Broker, Lehman Brothers Special Finance
Expires June 2011                                                   $  270,000          458

Sold credit default protection on Dow Jones CDX North America
Investment Grade High Volatility Index Series 6 and receive 0.75%
Broker, JPMorgan Chase
Expires June 2011                                                   $  530,000          229

Receive a floating rate based on 1-month LIBOR plus 0.47%, which is capped at a fixed coupon of 6.0%, and pay a floating rate based on 1-month LIBOR
Broker, Credit Suisse First Boston International
Expires June 2011                                                   $1,300,000         (356)

Bought credit default protection on MeadWestvaco Corp. and pay
0.85%
Broker, Morgan Stanley Capital Services, Inc.
Expires September 2013                                              $   55,000            4

Bought credit default protection on Eastman Chemical Co. and pay
0.68%
Broker, Morgan Stanley Capital Services, Inc.
Expires September 2013                                              $   55,000         (352)
                                                                                    -------
TOTAL                                                                               $51,676
                                                                                    =======

-    Currency Abbreviations:

EUR Euro

USD U.S. Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BASIC VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                            SHARES                                                                PERCENT OF
INDUSTRY                                     HELD       COMMON STOCKS                                 VALUE       NET ASSETS
--------                                 ------------   -------------                            --------------   ----------
ABOVE-AVERAGE YIELD
DIVERSIFIED TELECOMMUNICATION                 575,800   AT&T, Inc. (f)                           $   18,748,048        1.9%
SERVICES
METALS & MINING                               580,500   Alcoa, Inc.                                  16,277,220        1.7
CAPITAL MARKETS                               637,800   The Bank of New York Co., Inc.               22,488,828        2.3
DIVERSIFIED TELECOMMUNICATION                           BellSouth Corp.                              15,633,675        1.6
SERVICES                                      365,700
MULTI-UTILITIES                               115,900   Dominion Resources, Inc.                      8,865,191        0.9
CHEMICALS                                     493,800   E.I. du Pont de Nemours & Co.                21,154,392        2.2
OIL, GAS & CONSUMABLE FUELS                   500,500   Exxon Mobil Corp. (f)                        33,583,550        3.4
INDUSTRIAL CONGLOMERATES                      679,900   General Electric Co.                         24,000,470        2.5
FOOD PRODUCTS                                 446,000   General Mills, Inc. (f)                      25,243,600        2.6
PHARMACEUTICALS                               323,700   GlaxoSmithKline Plc (b)                      17,230,551        1.8
AEROSPACE & DEFENSE                           309,200   Honeywell International, Inc.                12,646,280        1.3
DIVERSIFIED FINANCIAL SERVICES                925,476   JPMorgan Chase & Co.                         43,460,353        4.5
PHARMACEUTICALS                               185,500   Johnson & Johnson                            12,046,370        1.2
CONTAINERS & PACKAGING                        353,200   Packaging Corp. of America                    8,194,240        0.8
PHARMACEUTICALS                               799,800   Pfizer, Inc.                                 22,682,328        2.3
DIVERSIFIED TELECOMMUNICATION SERVICES        536,400   Verizon Communications, Inc. (f)             19,916,532        2.0
                                                                                                 --------------      -----
                                                                                                    322,171,628       33.0
                                                                                                 --------------      -----
BELOW-AVERAGE PRICE/EARNINGS RATIO
INSURANCE                                     508,900   American International Group, Inc.           33,719,714        3.4
DIVERSIFIED FINANCIAL SERVICES                617,114   Bank of America Corp.                        33,058,797        3.4
HEALTH CARE EQUIPMENT & SUPPLIES              458,600   Baxter International, Inc.                   20,847,956        2.1
FOOD PRODUCTS                                  51,400   Cadbury Schweppes Plc (b)                     2,198,378        0.2
DIVERSIFIED FINANCIAL SERVICES                517,320   Citigroup, Inc.                              25,695,285        2.6
BEVERAGES                                     682,900   Coca-Cola Enterprises, Inc.                  14,224,807        1.5
SPECIALTY RETAIL                              216,300   Foot Locker, Inc.                             5,461,575        0.6
MEDIA                                         119,100   Gannett Co., Inc.                             6,768,453        0.7
INSURANCE                                     716,600   Genworth Financial, Inc. Class A (f)         25,088,166        2.6
COMPUTERS & PERIPHERALS                       433,431   Hewlett-Packard Co.                          15,902,583        1.6
HOUSEHOLD DURABLES                            492,400   Koninklijke Philips Electronics NV           17,238,924        1.8
FOOD & STAPLES RETAILING                      123,200   The Kroger Co.                                2,850,848        0.3
HOTELS, RESTAURANTS & LEISURE                 494,200   McDonald's Corp.                             19,333,104        2.0
CAPITAL MARKETS                               376,200   Morgan Stanley                               27,428,742        2.8
AEROSPACE & DEFENSE                           273,900   Northrop Grumman Corp. (f)                   18,644,373        1.9
PHARMACEUTICALS                               720,900   Schering-Plough Corp.                        15,924,681        1.6
FOOD PRODUCTS                                 728,800   Unilever NV (b)                              17,884,752        1.8
IT SERVICES                                 2,301,900   Unisys Corp. (a)                             13,028,754        1.3
OFFICE ELECTRONICS                            361,700   Xerox Corp. (a)                               5,628,052        0.6
                                                                                                 --------------      -----
                                                                                                    320,927,944       32.8
                                                                                                 --------------      -----
LOW PRICE-TO-BOOK VALUE
SOFTWARE                                      662,600   Borland Software Corp. (a)                    3,796,698        0.4
OIL, GAS & CONSUMABLE FUELS                   143,200   Chevron Corp.                                 9,287,952        1.0
MEDIA                                         439,400   Comcast Corp. Special Class A (a)            16,174,314        1.6
MACHINERY                                     130,400   Deere & Co.                                  10,941,864        1.1
ENERGY EQUIPMENT & SERVICES                   534,700   GlobalSantaFe Corp. (f)                      26,729,653        2.7
HOUSEHOLD PRODUCTS                            375,500   Kimberly-Clark Corp.                         24,542,680        2.5
SEMICONDUCTORS & SEMICONDUCTOR                          LSI Logic Corp. (a)                          13,405,176        1.4
EQUIPMENT                                   1,630,800
INSURANCE                                     267,400   Marsh & McLennan Cos., Inc. (f)               7,527,310        0.8

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BASIC VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                            SHARES                                                                PERCENT OF
INDUSTRY                                     HELD       COMMON STOCKS                                 VALUE       NET ASSETS
--------                                 ------------   -------------                            --------------   ----------
AEROSPACE & DEFENSE                           519,400   Raytheon Co.                             $   24,936,394        2.6%
INSURANCE                                     785,708   The St. Paul Travelers Cos., Inc.            36,841,848        3.8
COMPUTERS & PERIPHERALS                     2,188,700   Sun Microsystems, Inc. (a)                   10,877,839        1.1
MEDIA                                       1,149,400   Time Warner, Inc.                            20,953,562        2.1
INDUSTRIAL CONGLOMERATES                      840,600   Tyco International Ltd.                      23,528,394        2.4
MEDIA                                         462,100   Walt Disney Co. (f)                          14,283,511        1.5
                                                                                                 --------------      -----
                                                                                                    243,827,195       25.0
                                                                                                 --------------      -----
LOW PRICE-TO-EARNINGS PER SHARE
INSURANCE                                     114,800   XL Capital Ltd. Class A (f)                   7,886,760        0.8
                                                                                                 --------------      -----
SPECIAL SITUATIONS
ENERGY EQUIPMENT & SERVICES                   238,400   BJ Services Co. (f)                           7,182,992        0.7
SPECIALTY RETAIL                              886,500   The Gap, Inc. (f)                            16,799,175        1.7
COMPUTERS & PERIPHERALS                       324,710   International Business Machines Corp.        26,606,737        2.7
MEDIA                                         716,100   Interpublic Group of Cos., Inc. (a)(f)        7,089,390        0.7
WIRELESS TELECOMMUNICATION SERVICES           623,600   Sprint Nextel Corp. (f)                      10,694,740        1.1
                                                                                                 --------------      -----
                                                                                                     68,373,034        6.9
                                                                                                 --------------      -----
                                                        TOTAL COMMON STOCKS
                                                        (COST - $809,211,847)                       963,186,561       98.5
                                                                                                 --------------      -----
                                           BENEFICIAL
                                             INTEREST   SHORT-TERM SECURITIES
                                         $ 13,768,715   BlackRock Liquidity Series, LLC Cash
                                                        Sweep Series I, 5.18% (c)(e)                 13,768,715        1.4
                                          154,954,583   BlackRock Liquidity Series, LLC Money
                                                        Market Series,  5.33% (c)(d)(e)             154,954,583       15.9
                                                                                                 --------------      -----
                                                        TOTAL SHORT-TERM SECURITIES
                                                        (COST - $168,723,298)                       168,723,298       17.3
                                                                                                 --------------      -----
                                                        TOTAL INVESTMENTS
                                                        (COST - $977,935,145*)                    1,131,909,859      115.8
                                                        LIABILITIES IN EXCESS OF OTHER ASSETS      (154,554,202)     (15.8)
                                                                                                 --------------      -----
                                                        NET ASSETS                               $  977,355,657      100.0%
                                                                                                 ==============      =====

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $986,200,361
                                ============
Gross unrealized appreciation   $174,427,707
Gross unrealized depreciation    (28,718,209)
                                ------------
Net unrealized appreciation     $145,709,498
                                ============

(a)  Non-income producing security.

(b)  Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                           NET       INTEREST
AFFILIATE                                               ACTIVITY      INCOME
---------                                             ------------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series I   $  1,782,701   $500,335
BlackRock Liquidity Series, LLC Money Market Series   $108,888,233   $ 88,964

(d)  Security was purchased with the cash proceeds from securities loans.

(e)  Represents the current yield as of September 30, 2006.

(f)  Security, or a portion of security, is on loan.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                   FACE
                                                  AMOUNT     ASSET-BACKED SECURITIES+                                      VALUE
                                               -----------   ------------------------                                  ------------
                                         USD       287,334   ACE Securities Corp. Series 2003-OP1 Class A2,
                                                             5.68% due 12/25/2033 (b)                                  $    287,536
                                                 2,000,000   ACE Securities Corp. Series 2005-ASP1 Class M1, 6%
                                                             due 9/25/2035 (b)                                            2,015,838
                                                 5,200,000   ACE Securities Corp. Series 2005-HE6 Class A2B,
                                                             5.52% due 10/25/2035 (b)                                     5,202,025
                                                   103,399   Aegis Asset Backed Securities Trust Series 2004-1
                                                             Class A, 5.67% due 4/25/2034 (b)                               103,416
                                                   960,000   Altius Funding Ltd. Series 2005-2A Class D, 8.071%
                                                             due 12/05/2040 (a)(b)                                          960,000
                                                 1,800,000   Ameriquest Mortgage Securities, Inc. Series 2003-7
                                                             Class M1, 6.17% due 8/25/2033 (b)                            1,816,888
                                                 1,600,000   Ameriquest Mortgage Securities, Inc. Series 2004-R1
                                                             Class M2, 5.90% due 2/25/2034 (b)                            1,605,486
                                                   678,093   Argent Securities, Inc. Series 2004-W11 Class A3,
                                                             5.68% due 11/25/2034 (b)                                       678,389
                                                   368,033   Bear Stearns Asset Backed Securities, Inc. Series
                                                             2004-HE9 Class 1A2, 5.69% due 3/25/2032 (b)                    368,189
                                                 2,430,817   Bear Stearns Asset Backed Securities, Inc. Series
                                                             2005-4 Class A, 5.65% due 1/25/2036 (b)                      2,432,117
                                                 5,300,000   Bear Stearns Asset Backed Securities, Inc. Series
                                                             2005-HE10 Class A2, 5.61% due 8/25/2035 (b)                  5,314,263
                                                 2,000,000   Bear Stearns Asset Backed Securities, Inc. Series
                                                             2005-SD1 Class 1A2, 5.62% due 7/25/2027 (b)                  2,004,822
                                                   470,000   Buckingham CDO Ltd. Series 2005-2A Class E, 8.321%
                                                             due 4/05/2041 (a)(b)                                           465,300
                                                   209,088   Capital Auto Receivables Asset Trust Series 2003-2
                                                             Class B, 5.61% due 1/15/2009 (b)                               209,110
                                                   900,000   Capital Auto Receivables Asset Trust Series 2004-2
                                                             Class D, 5.82% due 5/15/2012 (a)                               888,130
                                                 1,706,477   Countrywide Asset Backed Certificates Series 2003-2
                                                             Class M1, 6.02% due 6/26/2033 (b)                            1,709,045
                                                   171,868   Countrywide Asset Backed Certificates Series
                                                             2003-BC3 Class A2, 5.64% due 9/25/2033 (b)                     171,980
                                                   855,657   Countrywide Asset Backed Certificates Series 2004-5
                                                             Class A, 5.77% due 10/25/2034 (b)                              863,375
                                                 1,600,000   Countrywide Asset Backed Certificates Series 2004-5
                                                             Class M2, 5.99% due 7/25/2034 (b)                            1,612,710
                                                 1,750,000   Countrywide Asset Backed Certificates Series
                                                             2004-13 Class AF4, 4.583% due 1/25/2033 (b)                  1,724,566
                                                 1,750,000   Countrywide Asset Backed Certificates Series
                                                             2004-13 Class MF1, 5.071% due 12/25/2034 (b)                 1,711,319
                                                 1,950,000   Credit-Based Asset Servicing and Securitization
                                                             Series 2005-CB2 Class AV2, 5.52% due 4/25/2036 (b)           1,950,685
                                                 1,000,000   Duke Funding High Grade II-S/EGAM, Ltd. Series
                                                             2006-1A Class D, 8.32% due 10/04/2050 (a)(b)                 1,000,000
                                                 2,800,000   Equifirst Mortgage Loan Trust Series 2004-2 Class
                                                             M1, 5.87% due 7/25/2034 (b)                                  2,817,731
                                                    57,777   First Franklin Mortgage Loan Asset Backed
                                                             Certificates Series 2003-FF5 Class A2, 5.98%
                                                             due 3/25/2034 (b)                                               57,572

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                   FACE
                                                  AMOUNT     ASSET-BACKED SECURITIES+                                      VALUE
                                               -----------   ------------------------                                  ------------
                                         USD     2,538,738   First Franklin Mortgage Loan Asset Backed
                                                             Certificates Series 2004-FF10 Class A2, 5.72%
                                                             due 12/25/2032 (b)                                        $  2,544,526
                                                 4,298,119   First Franklin Mortgage Loan Asset Backed
                                                             Certificates Series 2005-FF10 Class A6, 5.67%
                                                             due 11/25/2035 (b)                                           4,301,933
                                                 2,850,000   GE Dealer Floorplan Master Note Trust Series 2004-2
                                                             Class B, 5.62% due 7/20/2009 (b)                             2,853,424
                                                 1,706,721   Home Equity Asset Trust Series 2005-1 Class A2,
                                                             5.60% due 5/25/2035 (b)                                      1,710,096
                                                 1,196,656   Home Equity Asset Trust Series 2005-3 Class 1A2,
                                                             5.57% due 8/25/2035 (b)                                      1,197,202
                                                 1,751,776   Irwin Home Equity Series 2005-C Class 1A1, 5.59%
                                                             due 4/25/2030 (b)                                            1,752,413
                                                   342,264   Long Beach Mortgage Loan Trust Series 2002-4 Class
                                                             2A, 5.78% due 11/26/2032 (b)                                   342,465
                                                   162,998   Long Beach Mortgage Loan Trust Series 2004-1 Class
                                                             A3, 5.62% due 2/25/2034 (b)                                    163,036
                                                 1,025,811   Morgan Stanley ABS Capital I, Inc. Series 2003-NC5
                                                             Class M2, 7.33% due 4/25/2033 (b)                            1,030,443
                                                   236,829   Morgan Stanley ABS Capital I, Inc. Series 2004-NC1
                                                             Class A2, 5.69% due 12/27/2033 (b)                             236,907
                                                 2,183,307   Morgan Stanley ABS Capital I, Inc. Series 2005-HE1
                                                             Class A2MZ, 5.62% due 12/25/2034 (b)                         2,188,248
                                                   704,744   Morgan Stanley ABS Capital I, Inc. Series 2005-NC2
                                                             Class A1MZ, 5.57% due 3/25/2035 (b)                            705,114
                                                   719,266   Morgan Stanley ABS Capital I, Inc. Series 2005-NC2
                                                             Class A2MZ, 5.57% due 3/25/2035 (b)                            719,642
                                                 1,006,954   New Century Home Equity Loan Trust Series 2004-3
                                                             Class A3, 5.71% due 11/25/2034 (b)                           1,007,821
                                                 2,261,814   New Century Home Equity Loan Trust Series 2005-2
                                                             Class A2MZ, 5.58% due 6/25/2035 (b)                          2,265,061
                                                   550,663   Option One Mortgage Loan Trust Series 2003-4 Class
                                                             A2, 5.65% due 7/25/2033 (b)                                    552,097
                                                   650,000   Option One Mortgage Loan Trust Series 2005-1 Class
                                                             M5, 6.58% due 2/25/2035 (b)                                    656,362
                                                   917,496   Park Place Securities, Inc. Series 2005-WCH1 Class
                                                             A1B, 5.62% due 1/25/2035 (b)                                   918,918
                                                   760,648   Park Place Securities, Inc. Series 2005-WCH1 Class
                                                             A3D, 5.66% due 1/25/2035 (b)                                   761,890
                                                   750,000   Popular ABS Mortgage Pass-Through Trust Series
                                                             2005-1 Class M2, 5.507% due 5/25/2035                          735,948
                                                 3,747,540   RAAC Series 2005-SP2 Class 2A, 5.62%
                                                             due 6/25/2044 (b)                                            3,751,376
                                                 3,152,028   Residential Asset Mortgage Products, Inc. Series
                                                             2004-RS11 Class A2, 5.59% due 12/25/2033 (b)                 3,159,217
                                                 2,650,000   Residential Asset Mortgage Products, Inc. Series
                                                             2005-RS3 Class AI2, 5.49% due 3/25/2035 (b)                  2,655,507
                                                   726,940   Residential Asset Securities Corp. Series 2003-KS5
                                                             Class AIIB, 5.61% due 7/25/2033 (b)                            727,244
                                                 4,500,000   Soundview Home Equity Loan Trust Series 2005-OPT3
                                                             Class A4, 5.63% due 11/25/2035 (b)                           4,511,480

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                   FACE
                                                  AMOUNT     ASSET-BACKED SECURITIES+                                      VALUE
                                               -----------   ------------------------                                  ------------
                                         USD     3,250,000   Structured Asset Investment Loan Trust Series             $  3,262,221
                                                             2003-BC6 Class M1, 6.07% due 7/25/2033 (b)
                                                 2,600,000   Structured Asset Investment Loan Trust Series
                                                             2003-BC7 Class M1, 6.08% due 7/25/2033 (b)                   2,609,690
                                                 1,090,000   Structured Asset Investment Loan Trust Series
                                                             2004-8 Class M4, 6.32% due 9/25/2034 (b)                     1,096,171
                                                 1,037,265   Structured Asset Securities Corp. Series 2004-23XS
                                                             Class 2A1, 4.55% due 1/25/2035 (b)                           1,039,782
                                                 1,527,835   Wells Fargo Home Equity Trust Series 2004-2 Class
                                                             A32, 5.66% due 2/25/2032 (b)                                 1,530,477
                                                   178,299   Whole Auto Loan Trust Series 2004-1 Class D, 5.60%
                                                             due 3/15/2011                                                  177,863
                                                                                                                       ------------
                                                             TOTAL ASSET-BACKED SECURITIES
                                                             (COST - $89,133,220) - 20.5%                                89,135,066
                                                                                                                       ------------
                                                             GOVERNMENT & AGENCY OBLIGATIONS
                                                 9,180,000   Fannie Mae, 4% due 2/28/2007                                 9,131,392
                                                 4,840,000   Fannie Mae, 7.125% due 1/15/2030                             6,122,106
                                                 3,400,000   Federal Home Loan Bank System, 2.75%
                                                             due 11/15/2006                                               3,389,406
                                                   620,000   U.S. Treasury Bonds, 7.50% due 11/15/2016                      759,500
                                                   380,000   U.S. Treasury Bonds, 8.125% due 8/15/2019                      501,125
                                                 1,320,000   U.S. Treasury Bonds, 7.25% due 8/15/2022 (c)                 1,670,728
                                                   270,000   U.S. Treasury Bonds, 6.25% due 8/15/2023                       313,474
                                                   270,000   U.S. Treasury Bonds, 6.625% due 2/15/2027                      332,016
                                                10,620,000   U.S. Treasury Bonds, 5.375% due 2/15/2031(h)                11,470,428
                                                 3,610,000   U.S. Treasury Bonds, 4.50% due 2/15/2036                     3,459,113
                                                 3,900,478   U.S. Treasury Inflation Indexed Bonds, 3.875%
                                                             due 1/15/2009                                                4,012,464
                                                 3,400,833   U.S. Treasury Inflation Indexed Bonds, 3.50%
                                                             due 1/15/2011                                                3,570,487
                                                 7,192,395   U.S. Treasury Inflation Indexed Bonds, 1.625%
                                                             due 1/15/2015                                                6,841,205
                                                12,100,000   U.S. Treasury Notes, 4% due 8/31/2007 (h)                   11,997,428
                                                 1,540,000   U.S. Treasury Notes, 4.625% due 2/29/2008                    1,536,270
                                                   200,000   U.S. Treasury Notes, 3.75% due 5/15/2008                       196,883
                                                 6,805,000   U.S. Treasury Notes, 4.50% due 2/15/2009 (h)                 6,780,808
                                                 1,345,000   U.S. Treasury Notes, 4.875% due 5/15/2009                    1,352,775
                                                   310,000   U.S. Treasury Notes, 3.875% due 5/15/2010                      302,698
                                                   590,000   U.S. Treasury Notes, 3.625% due 6/15/2010                      571,079
                                                   135,000   U.S. Treasury Notes, 4.25% due 10/15/2010                      133,323
                                                 8,650,000   U.S. Treasury Notes, 4.25% due 1/15/2011 (h)                 8,532,075
                                                   110,000   U.S. Treasury Notes, 5% due 2/15/2011                          111,946
                                                 2,825,000   U.S. Treasury Notes, 4.50% due 2/28/2011                     2,814,406
                                                 4,610,000   U.S. Treasury Notes, 4.625% due 8/31/2011 (h)                4,615,043
                                                 1,080,000   U.S. Treasury Notes, 3.625% due 5/15/2013                    1,020,432
                                                 5,330,000   U.S. Treasury Notes, 4.50% due 11/15/2015 (h)                5,278,363
                                                 6,430,000   U.S. Treasury Notes, 4.50% due 2/15/2016 (h)                 6,365,449
                                                 1,020,000   U.S. Treasury Notes, 5.125% due 5/15/2016                    1,058,091
                                                 6,625,000   U.S. Treasury Notes, 4.875% due 8/15/2016 (h)                6,750,252
                                                                                                                       ------------
                                                             TOTAL GOVERNMENT & AGENCY OBLIGATIONS
                                                             (COST - $109,064,105) - 25.5%                              110,990,765
                                                                                                                       ------------
                                                             GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+
                                                             Fannie Mae Guaranteed Pass-Through Certificates
                                                 3,165,868   5.00% due 9/01/2035 - 11/01/2035                             3,044,035

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                   FACE
                                                  AMOUNT     NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+             VALUE
                                               -----------   -------------------------------------------------         ------------
                                                             Fannie Mae Guaranteed Pass-Through Certificates
                                         USD    12,734,000   5.50% due 10/15/2036 (k)                                  $ 12,542,990
                                                   290,214   6.00% due 2/01/2017                                            294,755
                                                 2,060,000   6.00% due 10/01/2036                                         2,069,501
                                                 1,549,105   6.50% due 5/01/2032 - 9/01/2036                              1,582,459
                                                             Freddie Mac Mortgage Participation Certificates
                                                 9,620,333   5.00% due 10/15/2036 (k)                                     9,250,547
                                                 2,917,685   5.50% due 10/01/2034 - 5/01/2036                             2,877,789
                                                 1,709,812   6.00% due 5/01/2035                                          1,719,205
                                                   733,886   7.00% due 10/01/2031 - 9/01/2032                               755,588
                                                   248,905   7.50% due 5/01/2032                                            257,620
                                                   863,920   Ginnie Mae MBS Certificates 6.50%
                                                             due 4/15/2032 - 9/15/2034                                      887,005
                                                                                                                       ------------
                                                             TOTAL GOVERNMENT AGENCY
                                                             MORTGAGE-BACKED SECURITIES
                                                             (COST - $35,108,436) - 8.1%                                 35,281,494
                                                                                                                       ------------
                                                             NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+
COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.6%                               1,803,092   Impac Secured Assets CMN Owner Trust Series 2004-3
                                                             Class 1A4, 5.72% due 11/25/2034 (b)                          1,808,395
                                                 2,200,000   Impac Secured Assets CMN Owner Trust Series 2004-3
                                                             Class M1, 5.92% due 11/25/2034 (b)                           2,208,108
                                                 3,379,152   JPMorgan Mortgage Trust Series 2005-A2 Class 4A1,
                                                             5.209% due 4/25/2035 (b)                                     3,305,774
                                                 2,356,885   Morgan Stanley Mortgage Loan Trust Series 2006-3AR
                                                             Class 2A3, 5.901% due 3/25/2036 (b)                          2,378,181
                                                 2,018,224   RMAC Plc Series 2003-NS2A Class A2C, 5.79%
                                                             due 9/12/2035 (b)                                            2,022,673
                                                 4,291,044   Residential Accredit Loans, Inc. Series 2005-QS12
                                                             Class A8, 5.672% due 8/25/2035 (b)                           4,293,459
                                                   948,351   Structured Asset Securities Corp. Series 2005-GEL2
                                                             Class A, 5.60% due 4/25/2035 (b)                               948,872
                                                 1,977,902   Structured Asset Securities Corp. Series 2005-OPT1
                                                             Class A4M, 5.67% due 11/25/2035 (b)                          1,978,924
                                                 1,096,988   Washington Mutual Series 2005-AR2 Class B4, 6.23%
                                                             due 1/25/2045 (b)                                            1,093,389
                                                                                                                       ------------
                                                                                                                         20,037,775
                                                                                                                       ------------
COMMERCIAL MORTGAGE-BACKED
SECURITIES - 8.5%                                5,450,000   Banc of America Commercial Mortgage, Inc. Series
                                                             2006-2 Class A4, 5.741% due 5/10/2045 (b)                    5,642,828
                                                 1,250,000   Bear Stearns Commercial Mortgage Securities Series
                                                             2002-FL1A Class D, 5.772% due 8/03/2014 (b)                  1,250,000
                                                 5,500,000   Credit Suisse Mortgage Capital Certificates Series
                                                             2006-C3 Class A3, 5.828% due 6/15/2038 (b)                   5,717,285
                                                 2,850,000   GS Mortgage Securities Corp. II Series 2006-GG6
                                                             Class A2, 5.506% due 4/10/2038 (b)                           2,883,920
                                                 4,180,000   Greenwich Capital Commercial Funding Corp. Series
                                                             2004-GG1 Class A4, 4.755% due 6/10/2036                      4,133,231
                                                 3,350,000   Greenwich Capital Commercial Funding Corp. Series
                                                             2006-GG7 Class A4, 5.912% due 7/10/2038 (b)                  3,507,382
                                                 6,000,000   JPMorgan Chase Commercial Mortgage Securities Corp.
                                                             Series 2006-CB15 Class A4, 5.814%
                                                             due 6/12/2043 (b)                                            6,203,855

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                   FACE
                                                  AMOUNT     NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+             VALUE
                                               -----------   -------------------------------------------------         ------------
                                         USD     4,800,000   JPMorgan Chase Commercial Mortgage Securities Corp.
                                                             Series 2006-LDP7 Class A4, 5.875%
                                                             due 4/15/2045 (b)                                         $  5,013,841
                                                 2,950,000   LB-UBS Commercial Mortgage Trust Series 2005-C3
                                                             Class A5, 4.739% due 7/15/2030                               2,830,328
                                                                                                                       ------------
                                                                                                                         37,182,670
                                                                                                                       ------------
                                                             TOTAL NON-GOVERNMENT AGENCY
                                                             MORTGAGE-BACKED SECURITIES
                                                             (COST - $56,450,108) - 13.1%                                57,220,445
                                                                                                                       ------------
INDUSTRY                                                                         CORPORATE BONDS
AEROSPACE & DEFENSE - 0.7%                       1,765,000   Goodrich Corp., 6.29% due 7/01/2016 (a)                      1,821,814
                                                   640,000   Honeywell International, Inc., 5.70% due 3/15/2036             642,710
                                                   640,000   Raytheon Co., 8.30% due 3/01/2010                              699,240
                                                                                                                       ------------
                                                                                                                          3,163,764
                                                                                                                       ------------
AIRLINES - 0.5%                                    529,250   American Airlines, Inc. Series 2003-1, 3.857%
                                                             due 1/09/2012                                                  501,412
                                                   600,000   Continental Airlines, Inc. Series 2002-1, 6.563%
                                                             due 8/15/2013                                                  624,379
                                                   940,000   Southwest Airlines Co., 7.875% due 9/01/2007                   958,674
                                                                                                                       ------------
                                                                                                                          2,084,465
                                                                                                                       ------------
BEVERAGES - 0.2%                                   330,000   Anheuser-Busch Cos., Inc., 5.95% due 1/15/2033                 342,513
                                                   540,000   Anheuser-Busch Cos., Inc., 5.75% due 4/01/2036                 543,830
                                                                                                                       ------------
                                                                                                                            886,343
                                                                                                                       ------------
CAPITAL MARKETS - 1.4%                             790,000   FBG Finance Ltd., 5.875% due 6/15/2035 (a)                     734,176
                                                 2,145,000   Goldman Sachs Group, Inc., 5.70% due 9/01/2012               2,181,480
                                                 1,355,000   Goldman Sachs Group, Inc., 5.25% due 10/15/2013              1,337,163
                                                   285,000   Mellon Funding Corp., 6.40% due 5/14/2011                      297,762
                                                 1,200,000   Morgan Stanley, 5.30% due 3/01/2013                          1,198,154
                                                   500,000   State Street Bank & Trust Co., 5.30% due 1/15/2016             497,041
                                                                                                                       ------------
                                                                                                                          6,245,776
                                                                                                                       ------------
COMMERCIAL BANKS - 1.0%                            580,000   Bank One Corp., 8% due 4/29/2027                               714,404
                                                 1,250,000   Barclays Bank Plc, 8.55% (a)(f)                              1,404,986
                                                   810,000   Corporacion Andina de Fomento, 6.875%
                                                             due 3/15/2012                                                  862,993
                                                   635,000   HSBC Bank USA NA, 5.875% due 11/01/2034                        631,076
                                                   770,000   Shinsei Finance II (Cayman) Ltd., 7.16% (a)(b)(f)              768,556
                                                                                                                       ------------
                                                                                                                          4,382,015
                                                                                                                       ------------
COMMUNICATIONS EQUIPMENT - 0.1%                    325,000   Harris Corp., 5% due 10/01/2015                                306,327
                                                                                                                       ------------
CONSTRUCTION MATERIALS - 0.2%                      900,000   Lafarge SA, 6.15% due 7/15/2011                                919,322
                                                                                                                       ------------
CONSUMER FINANCE - 0.4%                          1,000,000   American Express Co., 6.80% due 9/01/2066 (b)                1,055,746
                                                   665,000   MBNA America Bank NA, 4.625% due 8/03/2009                     656,396
                                                                                                                       ------------
                                                                                                                          1,712,142
                                                                                                                       ------------
CONTAINERS & PACKAGING - 0.2%                    1,045,000   Sealed Air Corp., 5.625% due 7/15/2013 (a)                   1,028,237
                                                                                                                       ------------
DIVERSIFIED FINANCIAL SERVICES - 4.2%              780,000   Bank of America Corp., 4.875% due 9/15/2012                    766,890
                                                 1,910,000   Citigroup, Inc., 5.625% due 8/27/2012                        1,944,756
                                                   580,000   Citigroup, Inc., 5.85% due 12/11/2034                          584,751
                                                 1,395,000   General Electric Capital Corp., 6.75% due 3/15/2032          1,594,541
                                                 1,270,000   JPMorgan Chase & Co., 5.75% due 1/02/2013                    1,298,721
                                                   600,000   JPMorgan Chase & Co., 4.75% due 3/01/2015                      572,330
                                                   585,000   JPMorgan Chase & Co., 4.891% due 9/01/2015 (b)                 574,625
                                                 1,200,000   Links Finance Corp., 5.64% due 9/15/2010 (b)                 1,200,902
                                                 1,200,000   Links Finance Corp. Series 54, 5.64% due 9/15/2010 (b)       1,200,902
                                                 1,200,000   Links Finance Corp. Series 55, 5.64% due 9/15/2010 (b)       1,198,804

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                  FACE
INDUSTRY                                         AMOUNT      CORPORATE BONDS                                                VALUE
--------                                       -----------   ---------------                                           ------------
                                            USD  4,850,000   Sigma Finance Corp., 7.405% due 8/15/2011 (b)(j)          $  4,850,000
                                                 2,400,000   Sigma Finance Corp., 5.372% due 3/31/2014 (b)(j)             2,406,593
                                                                                                                       ------------
                                                                                                                         18,193,815
                                                                                                                       ------------
DIVERSIFIED TELECOMMUNICATION                      500,000   BellSouth Corp., 6% due 11/15/2034                             469,332
SERVICES - 1.0%                                    570,000   Deutsche Telekom International Finance BV,
                                                             8.25% due 6/15/2030                                            696,363
                                                 1,620,000   GTE Corp., 6.84% due 4/15/2018                               1,713,644
                                                   980,000   SBC Communications, Inc., 6.45% due 6/15/2034                  984,171
                                                   705,000   Telecom Italia Capital SA, 6% due 9/30/2034                    630,311
                                                                                                                       ------------
                                                                                                                          4,493,821
                                                                                                                       ------------
ELECTRIC UTILITIES - 1.3%                          890,000   AEP Texas Central Co. Series D, 5.50%
                                                             due 2/15/2013                                                  885,083
                                                   285,000   Jersey Central Power & Light, 6.40%
                                                             due 5/15/2036 (a)                                              297,995
                                                   575,000   Nevada Power Co., 6.65% due 4/01/2036 (a)                      594,264
                                                   610,000   Progress Energy, Inc., 5.625% due 1/15/2016                    609,593
                                                 1,010,000   SPI Electricity & Gas Australia Holdings Pty Ltd.,
                                                             6.15% due 11/15/2013 (a)                                     1,049,171
                                                   780,000   Sierra Pacific Power Co., 6% due 5/15/2016 (a)                 782,028
                                                   740,000   Southern California Edison Co., 5.625% due 2/01/2036           718,129
                                                   620,000   Westar Energy, Inc., 6% due 7/01/2014                          635,617
                                                                                                                       ------------
                                                                                                                          5,571,880
                                                                                                                       ------------
ENERGY EQUIPMENT & SERVICES - 0.1%                 515,000   Weatherford International Ltd., 5.50% due 2/15/2016            507,200
                                                                                                                       ------------
FOOD PRODUCTS - 0.2%                               785,000   Tyson Foods, Inc., 6.60% due 4/01/2016                         808,278
                                                                                                                       ------------
HEALTH CARE PROVIDERS &                            540,000   UnitedHealth Group, Inc., 5.80% due 3/15/2036                  530,258
SERVICES - 0.3%                                    795,000   WellPoint, Inc., 5.85% due 1/15/2036                           771,103
                                                                                                                       ------------
                                                                                                                          1,301,361
                                                                                                                       ------------
HOTELS, RESTAURANTS & LEISURE - 0.1%               610,000   Harrah's Operating Co., Inc., 5.625% due 6/01/2015             567,004
                                                                                                                       ------------
INDUSTRIAL CONGLOMERATES - 0.2%                    800,000   Hutchison Whampoa International (03/33) Ltd., 7.45%
                                                             due 11/24/2033 (a)                                             906,732
INSURANCE - 0.7%                                   805,000   American International Group, Inc., 6.25%
                                                             due 5/01/2036                                                  845,790
                                                   985,000   Fund American Cos., Inc., 5.875% due 5/15/2013                 973,597
                                                 1,520,000   Montpelier Re Holdings Ltd., 6.125% due 8/15/2013            1,468,407
                                                                                                                       ------------
                                                                                                                          3,287,794
                                                                                                                       ------------
MEDIA - 1.3%                                     1,055,000   Comcast Corp., 6.50% due 1/15/2017                           1,101,252
                                                   660,000   Cox Communications, Inc., 7.125% due 10/01/2012                703,379
                                                   330,000   News America Holdings, 9.25% due 2/01/2013                     390,135
                                                   890,000   News America, Inc., 6.40% due 12/15/2035                       872,852
                                                   555,000   News America, Inc., 6.75% due 1/09/2038                        574,962
                                                 1,790,000   Time Warner Companies, Inc., 9.125% due 1/15/2013            2,085,678
                                                                                                                       ------------
                                                                                                                          5,728,258
                                                                                                                       ------------
METALS & MINING - 0.4%                             585,000   Alcan, Inc., 5.75% due 6/01/2035                               554,354
                                                 1,090,000   Vale Overseas Ltd., 6.25% due 1/11/2016                      1,081,825
                                                                                                                       ------------
                                                                                                                          1,636,179
                                                                                                                       ------------
MULTI-UTILITIES - 0.3%                             470,000   Consolidated Edison Co. of New York, 5.85%
                                                             due 3/15/2036                                                  469,588
                                                   525,000   Puget Energy, Inc., 5.483% due 6/01/2035                       481,605
                                                   365,000   Xcel Energy, Inc., 6.50% due 7/01/2036                         385,090
                                                                                                                       ------------
                                                                                                                          1,336,283
                                                                                                                       ------------
OFFICE ELECTRONICS - 0.4%                        1,675,000   Xerox Corp., 6.40% due 3/15/2016                             1,666,625
                                                                                                                       ------------
OIL, GAS & CONSUMABLE FUELS - 2.5%                 630,000   Consolidated Natural Gas Co., 5% due 12/01/2014                598,226

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                  FACE
INDUSTRY                                         AMOUNT      CORPORATE BONDS                                                VALUE
--------                                       -----------   ---------------                                           ------------
                                         USD       725,000   Enterprise Products Operating LP Series B, 5.75%
                                                             due 3/01/2035                                             $    653,165
                                                   848,000   Kern River Funding Corp., 4.893% due 4/30/2018 (a)             821,466
                                                   695,000   Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                688,695
                                                   990,000   Northwest Pipeline Corp., 7% due 6/15/2016 (a)               1,012,275
                                                 3,350,000   Pemex Project Funding Master Trust, 6.69%
                                                             due 6/15/2010 (a)(b)                                         3,423,700
                                                   770,000   Petro-Canada, 5.95% due 5/15/2035                              734,803
                                                   620,000   Talisman Energy, Inc., 5.85% due 2/01/2037                     577,979
                                                 2,110,000   Ultramar Diamond Shamrock Corp., 6.75%
                                                             due 10/15/2037                                               2,281,233
                                                                                                                       ------------
                                                                                                                         10,791,542
                                                                                                                       ------------
PHARMACEUTICALS - 0.2%                             790,000   Wyeth, 6% due 2/15/2036                                        798,682
                                                                                                                       ------------
REAL ESTATE INVESTMENT                             500,000   Developers Diversified Realty Corp., 5.375%
TRUSTS (REITS) - 0.6%                                        due 10/15/2012                                                 494,883
                                                   365,000   Developers Diversified Realty Corp., 5.50%
                                                             due 5/01/2015                                                  358,323
                                                   775,000   Nationwide Health Properties, Inc., 6.59%
                                                             due 7/07/2038                                                  790,743
                                                   810,000   Westfield Capital Corp. Ltd., 5.125%
                                                             due 11/15/2014 (a)                                             786,007
                                                                                                                       ------------
                                                                                                                          2,429,956
                                                                                                                       ------------
ROAD & RAIL - 0.4%                                 445,000   Canadian National Railway Co., 6.90% due 7/15/2028             511,330
                                                   405,000   Canadian National Railway Co., 6.20% due 6/01/2036             432,809
                                                   555,000   Norfolk Southern Corp., 7.05% due 5/01/2037                    646,976
                                                                                                                       ------------
                                                                                                                          1,591,115
                                                                                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR                   3,250,000   International Rectifier Corp., 4.25% due 7/15/2007 (e)       3,209,375
EQUIPMENT - 0.7%
                                                                                                                       ------------
SOFTWARE - 0.3%                                  1,145,000   Oracle Corp. and Ozark Holding, Inc., 5.25%
                                                             due 1/15/2016                                                1,126,758
                                                                                                                       ------------
THRIFTS & MORTGAGE FINANCE - 0.5%                  945,000   Countrywide Financial Corp., 6.25% due 5/15/2016               959,063
                                                 1,085,000   Washington Mutual Bank, 6.75% due 5/20/2036                  1,165,374
                                                                                                                       ------------
                                                                                                                          2,124,437
                                                                                                                       ------------
WIRELESS TELECOMMUNICATION                         506,000   AT&T Wireless Services, Inc., 8.75% due 3/01/2031              646,870
SERVICES - 0.2%                                    365,000   Sprint Capital Corp., 8.75% due 3/15/2032                      445,117
                                                                                                                       ------------
                                                                                                                          1,091,987
                                                                                                                       ------------
                                                             TOTAL CORPORATE BONDS
                                                             (COST - $89,993,824) - 20.6%                                89,897,473
                                                                                                                       ------------
                                                                          FOREIGN GOVERNMENT OBLIGATIONS
                                         EUR     6,400,000   Bundesobligation Series 143, 3.50% due 10/10/2008            8,098,381
                                         USD     1,370,000   Mexico Government International Bond, 9.875%
                                                             due 2/01/2010                                                1,563,170
                                                   596,000   Mexico Government International Bond, 6.375%
                                                             due 1/16/2013                                                  626,694
                                                   565,000   Mexico Government International Bond, 5.875%
                                                             due 1/15/2014                                                  577,713
                                                                                                                       ------------
                                                             TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                                                             (COST - $10,541,021) - 2.5%                                 10,865,958
                                                                                                                       ------------
                                                             PREFERRED SECURITIES CAPITAL TRUSTS
COMMERCIAL BANKS - 0.7%                            665,000   BAC Capital Trust VI, 5.625% due 3/08/2035                     616,665
                                                   770,000   MUFG Capital Finance 1 Ltd., 6.346% (b)(f)                     776,245
                                                   545,000   RBS Capital Trust III, 5.512% (b)(f)                           529,553

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                  FACE
INDUSTRY                                         AMOUNT      CAPITAL TRUSTS                                                 VALUE
--------                                       -----------   --------------                                            ------------
                                         USD     1,000,000   USB Capital IX, 6.189% (b)(f)                             $  1,011,355
                                                                                                                       ------------
                                                                                                                          2,933,818
                                                                                                                       ------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%              545,000   ILFC E-Capital Trust II, 6.25% due 12/21/2065 (a)(b)           544,822
                                                                                                                       ------------
ELECTRIC UTILITIES - 0.1%                          585,000   Alabama Power Capital Trust V, 5.50% due 10/01/2042 (b)        583,739
                                                                                                                       ------------
OIL, GAS & CONSUMABLE FUELS - 0.2%                 560,000   Pemex Project Funding Master Trust, 7.375%
                                                             due 12/15/2014                                                 605,360
                                                                                                                       ------------
                                                             TOTAL CAPITAL TRUSTS  (COST - $4,629,969) - 1.1%             4,667,739
                                                                                                                       ------------
                                                  SHARES
                                                   HELD      PREFERRED STOCKS
COMMERCIAL BANKS - 0.1%                            545,000   Barclays Bank Plc, 6.278% (b)                                  520,666
                                                                                                                       ------------
THRIFTS & MORTGAGE FINANCE - 0.5%                   38,800   Fannie Mae Series O, 7%                                      2,053,975
                                                                                                                       ------------
                                                             TOTAL PREFERRED STOCKS  (COST - $2,652,731) - 0.6%           2,574,641
                                                                                                                       ------------
                                                             TOTAL PREFERRED SECURITIES
                                                             (COST - $7,282,700) - 1.7%                                   7,242,380
                                                                                                                       ------------
                                                   FACE
                                                  AMOUNT     SHORT-TERM SECURITIES
COMMERCIAL PAPER** - 4.8%                USD    21,000,000   UBS Finance (Delaware) LLC, 5.25% due 10/02/2006            21,000,000
                                                                                                                       ------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS** - 7.7%                            33,500,000   Federal Home Loan Bank System, 4.40% due 10/02/2006         33,500,000
                                                                                                                       ------------
                                                BENEFICIAL
                                                 INTEREST
                                         USD    51,647,500   BlackRock Liquidity Series, LLC Money Market
                                                             Series, 5.33%  (d)(g)(i)                                    51,647,500
                                                                                                                       ------------
                                                             TOTAL SHORT-TERM SECURITIES
                                                             (COST - $106,147,500) - 24.4%                              106,147,500
                                                                                                                       ------------
                                                NUMBER OF
                                                CONTRACTS   OPTIONS PURCHASED
CALL OPTIONS PURCHASED - 0.0%                          223   U.S. Treasury Bonds, expiring October 2006 at USD 107          264,813
                                                                                                                       ------------
                                                             TOTAL OPTIONS PURCHASED
                                                             (PREMIUMS PAID - $112,240) - 0.0%                              264,813
                                                                                                                       ------------
                                                             TOTAL INVESTMENTS
                                                             (COST - $503,833,154) - 116.4%                             507,045,894
                                                                                                                       ------------
                                                             OPTIONS WRITTEN
PUT OPTIONS WRITTEN - 0.0%                             223   U.S. Treasury Bonds, expiring October 2006 at USD 105           (3,484)
                                                                                                                       ------------
                                                             TOTAL OPTIONS WRITTEN
                                                             (PREMIUMS RECEIVED - $89,853) - 0.0%                            (3,484)
                                                                                                                       ------------
                                                             TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
                                                             (COST - $503,743,301*)  - 116.4%                           507,042,410
                                                                                                                       ------------
                                                             LIABILITIES IN EXCESS OF OTHER ASSETS - (16.4%)            (71,551,648)
                                                                                                                       ------------
                                                             NET ASSETS - 100.0%                                       $435,490,762
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $504,704,767
                                ============
Gross unrealized appreciation   $  5,136,833
Gross unrealized depreciation     (2,799,190)
                                ------------
Net unrealized appreciation     $  2,337,643
                                ============

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

** Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase.

+ Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of the prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b)  Floating rate security.

(c) All or a portion of security held as collateral in connection with open financial futures contracts.

(d)  Represents the current yield as of September 30, 2006.

(e)  Convertible security.

(f)  The security is a perpetual bond and has no stated maturity date.

(g)  Security was purchased with the cash proceeds from securities loans.

(h)  Security, or a portion of security, is on loan.

(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                          NET       INTEREST
AFFILIATE                                               ACTIVITY     INCOME
---------                                             -----------   --------
BlackRock Liquidity Series, LLC Money Market Series   $39,317,500    $47,423

(j) Restricted securities as to resale, representing 1.7% of net assets, were as follows:

                                            ACQUISITION
ISSUE                                           DATE         COST         VALUE
-----                                       -----------   ----------   ----------
Sigma Finance Corp., 7.405% due 8/15/2011    2/13/2004    $4,850,000   $4,850,000
Sigma Finance Corp., 5.372% due 3/31/2014    3/26/2004     2,400,000    2,406,593
                                                          ----------   ----------
TOTAL                                                     $7,250,000   $7,256,593
                                                          ==========   ==========

(k) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

-    Financial futures contracts sold as of September 30, 2006 were as follows:

NUMBER OF                                  EXPIRATION        FACE       UNREALIZED
CONTRACTS              ISSUE                  DATE          VALUE      DEPRECIATION
---------   --------------------------   -------------   ----------    ------------
   122      2-Year U.S. Treasury Note    December 2006   $24,870,463    $ (78,537)
    74      5-Year U.S. Treasury Note    December 2006     7,744,376      (63,780)
   350      10-Year U.S. Treasury Note   December 2006    37,564,212     (257,663)
   216      30-Year U.S. Treasury Note   December 2006    23,880,956     (398,794)
                                                                        ---------
TOTAL UNREALIZED DEPRECIATION - NET                                     $(798,774)
                                                                        =========

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

-    Swap contracts outstanding as of September 30, 2006 were as follows:

                                                                                      UNREALIZED
                                                                        NOTIONAL     APPRECIATION
                                                                         AMOUNT     (DEPRECIATION)
                                                                      -----------   --------------
Receive (pay) a variable return based on the change in the since inception return of the U.S. Agency Index and pay a floating rate based on 1-month LIBOR minus 0.05%

Broker, Lehman Brothers Special Finance
Expires October 2006                                                  $15,600,000

Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.035%

Broker, UBS Warburg
Expires October 2006                                                  $27,950,000

Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.06%

Broker, UBS Warburg
Expires December 2006                                                 $79,750,000

Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.13%

Broker, Lehman Brothers Special Finance
Expires January 2007                                                  $13,300,000

Receive a fixed rate of 5.3225% and pay a floating rate based on 3-month LIBOR

Broker, Lehman Brothers Special Finance
Expires April 2007                                                    $87,000,000      $ (93,926)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                                                      UNREALIZED
                                                                        NOTIONAL     APPRECIATION
                                                                         AMOUNT     (DEPRECIATION)
                                                                      -----------   --------------
Receive a fixed rate of 4.095% and pay a floating rate
based on 3-month LIBOR

Broker, Citibank N.A.
Expires September 2007                                                $48,000,000      $(538,211)

Sold credit default protection on Sprint Capital Corp.
and receive 1.50%

Broker, Morgan Stanley Capital Services, Inc.
Expires September 2008                                                $ 1,980,000         49,688

Sold credit default protection on Comcast Cable Communications, Inc. and receive 1.15%

Broker, Morgan Stanley Capital Services, Inc.
Expires September 2008                                                $ 1,980,000         39,242

Receive a fixed rate of 3.401% and pay 3.875% on Treasury
Inflation Protected Securities (TIPS) adjusted principal

Broker, JPMorgan Chase
Expires January 2009                                                  $ 4,062,000        (78,272)

Sold credit default protection on Raytheon Co. and receive 0.73%

Broker, JPMorgan Chase
Expires March 2009                                                    $   770,000         11,670

Sold credit default protection on Nextel Communications, Inc.
Class A and receive 1.72%

Broker, JPMorgan Chase
Expires September 2009                                                $ 1,365,000         55,247

Bought credit default protection on Valero Energy Corp.
and pay 1.03%

Broker, Deutsche Bank A.G. London
Expires June 2010                                                     $   720,000        (18,677)

Sold credit default protection on BellSouth Corp.
and receive 0.26%

Broker, Lehman Brothers Special Finance
Expires June 2010                                                     $   695,000          1,436

Bought credit default protection on Valero Energy Corp.
and pay 1.00%

Broker, Lehman Brothers Special Finance
Expires June 2010                                                     $   720,000        (18,677)

Sold credit default protection on CSX Corp.
and receive 0.34%

Broker, JPMorgan Chase
Expires December 2010                                                 $ 1,395,000          7,473

Bought credit default protection on Sara Lee Corp.
and pay 0.57%

Broker, Lehman Brothers Special Finance
Expires December 2010                                                 $ 1,395,000        (10,642)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                                                      UNREALIZED
                                                                        NOTIONAL     APPRECIATION
                                                                         AMOUNT     (DEPRECIATION)
                                                                      -----------   --------------
Bought credit default protection on Brunswick Corp.
and pay 0.60%

Broker, JPMorgan Chase
Expires December 2010                                                 $ 1,355,000      $    (533)

Bought credit default protection on ConAgra Foods, Inc.
and pay 0.57%

Broker, Lehman Brothers Special Finance
Expires December 2010                                                 $ 1,395,000        (19,198)

Bought credit default protection on HJ Heinz Co. and pay 0.37%

Broker, UBS Warburg
Expires December 2010                                                 $ 1,395,000         (4,267)

Bought credit default protection on CVS Corp. and pay 0.48%

Broker, Morgan Stanley Capital Services, Inc.
Expires December 2010                                                 $ 1,355,000        (14,505)

Bought credit default protection on RadioShack Corp.
and pay 1.16%

Broker, UBS Warburg
Expires December 2010                                                 $ 1,355,000         (8,177)

Sold credit default protection on Goodrich Corp.
and receive 0.44%

Broker, UBS Warburg
Expires December 2010                                                 $ 1,395,000         11,255

Bought credit default protection on Kohl's Corp. and pay 0.39%

Broker, Morgan Stanley Capital Services, Inc.
Expires December 2010                                                 $ 1,355,000        (10,366)

Bought credit default protection on Campbell Soup Co.
and pay 0.26%

Broker, UBS Warburg
Expires December 2010                                                 $ 1,395,000         (8,551)

Bought credit default protection on TJX Cos., Inc.
and pay 0.57%

Broker, Morgan Stanley Capital Services, Inc.
Expires December 2010                                                 $ 1,355,000        (20,208)

Bought credit default protection on Limited Brands, Inc.
and pay 1.065%

Broker, UBS Warburg
Expires December 2010                                                 $ 1,355,000        (30,670)

Sold credit default protection on Lehman Brothers Holdings, Inc.
and receive 0.271%

Broker, UBS Warburg
Expires December 2010                                                 $ 1,395,000          4,859

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                                                      UNREALIZED
                                                                        NOTIONAL     APPRECIATION
                                                                         AMOUNT     (DEPRECIATION)
                                                                      -----------   --------------
Sold credit default protection on Dow Jones CDX North
America Investment Grade Index Series 5 and receive 0.45%

Broker, Deutsche Bank A.G. London
Expires December 2010                                                 $ 6,055,000      $  23,385

Sold credit default protection on Dow Jones CDX North
America Investment Grade Index Series 5 and receive 0.45%

Broker, Lehman Brothers Special Finance
Expires December 2010                                                 $ 6,785,000         29,157

Receive a fixed rate of 4.17% and pay 3.50% on Treasury
Inflation Protected Securities (TIPS) adjusted principal

Broker, Morgan Stanley Capital Services, Inc.
Expires January 2011                                                  $ 3,500,000       (167,555)

Bought credit default protection on Kohl's Corp. and pay 0.43%

Broker, Lehman Brothers Special Finance
Expires March 2011                                                    $ 1,225,000        (10,970)

Bought credit default protection on Campbell Soup Co.
and pay 0.25%

Broker, Lehman Brothers Special Finance
Expires March 2011                                                    $ 1,225,000         (6,978)

Bought credit default protection on Sara Lee Corp.
and pay 0.604%

Broker, JPMorgan Chase
Expires March 2011                                                    $ 1,225,000         (9,930)

Bought credit default protection on Limited Brands, Inc.
and pay 0.73%

Broker, Lehman Brothers Special Finance
Expires March 2011                                                    $ 1,225,000        (10,266)

Sold credit default protection on Federated Department Stores, Inc.
and receive 0.38%

Broker, JPMorgan Chase
Expires March 2011                                                    $ 1,210,000         (5,255)

Bought credit default protection on Tyson Foods, Inc.
and pay 1.185%

Broker, JPMorgan Chase
Expires June 2011                                                     $ 1,275,000         (5,416)

Bought credit default protection on Computer Sciences
Corp. and pay 0.88%

Broker, Morgan Stanley Capital Services, Inc.
Expires June 2011                                                     $ 1,185,000        (25,154)

Sold credit default protection on Dow Jones CDX US
Crossover Index Series 6 and receive 1.90%

Broker, JPMorgan Chase
Expires June 2011                                                     $ 2,815,000         12,463

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                                                      UNREALIZED
                                                                        NOTIONAL     APPRECIATION
                                                                         AMOUNT     (DEPRECIATION)
                                                                      -----------   --------------
Sold credit default protection on Dow Jones CDX North
America Investment Grade Index Series 6 and receive 0.40%

Broker, Lehman Brothers Special Finance
Expires June 2011                                                     $ 2,815,000      $   3,847

Sold credit default protection on Dow Jones CDX North
America Investment Grade Index Series 6 and receive 0.40%

Broker, JPMorgan Chase
Expires June 2011                                                     $11,250,000         41,173

Sold credit default protection on Dow Jones CDX North America
Investment Grade High Volatility Index
Series 6 and receive 0.75%

Broker, Lehman Brothers Special Finance
Expires June 2011                                                     $ 5,625,000          9,541

Sold credit default protection on Dow Jones CDX North America
Investment Grade High Volatility Index
Series 6 and receive 0.75%

Broker, JPMorgan Chase
Expires June 2011                                                     $10,300,000          4,451

Receive a floating rate based on 1-month LIBOR plus 0.47%, which is capped at a fixed coupon of 6%, and pay a floating rate based on 1-month LIBOR

Broker, Credit Suisse First Boston International
Expires June 2011                                                     $32,000,000         (8,761)

Bought credit default protection on MeadWestvaco Corp.
and pay 0.85%

Broker, Morgan Stanley Capital Services, Inc.
Expires September 2013                                                $ 1,170,000             82

Bought credit default protection on Eastman Chemical Co.
and pay 0.68%

Broker, Morgan Stanley Capital Services, Inc.
Expires September 2013                                                $ 1,170,000         (7,492)
                                                                      -----------      ---------
TOTAL                                                                                  $(827,688)
                                                                                       =========

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK MONEY MARKET V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                     FACE                                               INTEREST    MATURITY
                                    AMOUNT     ISSUE                                      RATE*       DATE          VALUE
                                 -----------   -----                                    --------   ----------   ------------
CERTIFICATE OF DEPOSIT - 13.2%   $13,000,000   American Express Centurion Bank             5.27%   10/11/2006   $ 13,000,000
                                  12,000,000   Branch Banking and Trust                    5.26    10/24/2006     12,000,000
                                  12,000,000   Wells Fargo Bank, NA                        5.27    10/23/2006     12,000,000
                                                                                                                ------------
                                               TOTAL CERTIFICATE OF DEPOSIT
                                               (COST - $37,000,000)                                               37,000,000
                                                                                                                ------------
COMMERCIAL PAPER - 59.8%           4,000,000   CAFCO, LLC                                  5.25    10/17/2006      3,991,250
                                   6,000,000   CAFCO, LLC                                  5.25    11/08/2006      5,967,625
                                   2,000,000   CC (USA) Inc. (Centauri)                    5.28    10/17/2006      1,995,631
                                   8,000,000   CC (USA) Inc. (Centauri)                    5.26    11/10/2006      7,954,413
                                   2,000,000   CC (USA) Inc. (Centauri)                    5.26    11/22/2006      1,985,752
                                  12,000,000   CRC Funding, LLC                            5.25    10/02/2006     12,000,000
                                   5,000,000   Chariot Funding, LLC                        5.26    10/19/2006      4,987,581
                                   7,000,000   Chariot Funding, LLC                        5.26    11/09/2006      6,961,135
                                   3,500,000   Ciesco, LLC                                 5.26    10/19/2006      3,491,306
                                   9,000,000   Ciesco, LLC                                 5.25    11/07/2006      8,952,750
                                   4,614,000   Citigroup Funding, Inc.                     5.29    10/18/2006      4,603,707
                                   8,000,000   Citigroup Funding, Inc.                     5.24    11/16/2006      7,947,600
                                   1,650,000   Clipper Receivables Corp.                   5.26    10/05/2006      1,649,275
                                   3,000,000   Edison Asset Securitization, LLC            5.26    11/27/2006      2,975,581
                                  10,000,000   Edison Asset Securitization, LLC            5.31     1/29/2007      9,826,120
                                   4,400,000   General Electric Capital Corp.             5.025    10/10/2006      4,394,857
                                   3,000,000   Jupiter Securitization Corp.                5.26    10/06/2006      2,998,247
                                  10,000,000   Jupiter Securitization Corp.                5.26    10/11/2006      9,986,865
                                   9,875,000   Kitty Hawk Funding Corp.                    5.26    10/18/2006      9,851,914
                                   4,750,000   MetLife Funding, Inc.                       5.26    11/21/2006      4,715,998
                                   4,000,000   Morgan Stanley                              5.25    10/10/2006      3,995,333
                                   1,700,000   Morgan Stanley (a)                         5.445    11/17/2006      1,700,000
                                   3,391,000   PACCAR Financial Corp.                      5.30    11/01/2006      3,377,058
                                   2,000,000   Park Avenue Receivables Co., LLC            5.25    10/04/2006      1,999,416
                                   7,500,000   Park Avenue Receivables Co., LLC            5.25    10/11/2006      7,490,156
                                   3,459,000   Park Avenue Receivables Co., LLC            5.26    10/19/2006      3,450,408
                                   1,434,000   Preferred Receivables Funding Corp.         5.27    10/04/2006      1,433,580
                                   1,416,000   Preferred Receivables Funding Corp.         5.27    10/17/2006      1,412,891
                                  13,000,000   The Southern Company Funding Corp.          5.25    10/25/2006     12,956,396
                                  11,000,000   Yorktown Capital, LLC                       5.26    10/19/2006     10,972,677
                                   2,000,000   Yorktown Capital, LLC                       5.26    11/02/2006      1,990,941
                                                                                                                ------------
                                               TOTAL COMMERCIAL PAPER
                                               (COST - $168,011,744)                                             168,016,463
                                                                                                                ------------
FUNDING AGREEMENTS - 7.3%          5,000,000   Metropolitan Life Insurance Co. (a)(b)      5.41     4/02/2007      5,000,000
                                  10,500,000   Monumental Life Insurance Co. (a)(b)        5.49    11/22/2006     10,500,000
                                   5,000,000   New York Life Insurance Co. (a)(b)          5.38     5/25/2007      5,000,000
                                                                                                                ------------
                                               TOTAL FUNDING AGREEMENTS
                                               (COST - $20,500,000)                                               20,500,000
                                                                                                                ------------
MEDIUM-TERM NOTES - 5.7%           8,695,000   General Electric Capital Corp. (a)          5.43    10/17/2007      8,695,000
                                   4,100,000   Goldman Sachs Group, Inc. (a)               5.38    10/15/2007      4,100,000
                                   1,500,000   MetLife Funding, Inc. (a)                   5.34    10/05/2007      1,500,000
                                   1,750,000   MetLife Funding, Inc. (a)                   5.42    10/15/2007      1,750,000
                                                                                                                ------------
                                               TOTAL MEDIUM-TERM NOTES
                                               (COST - $16,045,000)                                               16,045,000
                                                                                                                ------------
U.S. GOVERNMENT, AGENCY &          1,800,000   Fannie Mae                                  4.15     7/13/2007      1,785,375
INSTRUMENTALITY OBLIGATIONS -      2,350,000   Fannie Mae                                 4.875     1/11/2008      2,343,422
NON-DISCOUNT - 7.3%                  800,000   Fannie Mae                                  4.96     2/08/2008        798,236
                                   2,500,000   Federal Home Loan Bank System               3.80    12/29/2006      2,490,743

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK MONEY MARKET V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                     FACE                                               INTEREST    MATURITY
                                    AMOUNT     ISSUE                                      RATE*       DATE          VALUE
                                 -----------   -----                                    --------   ----------   ------------
                                 $ 1,000,000   Federal Home Loan Bank System               3.45%    1/10/2007   $    994,924
                                   1,000,000   Federal Home Loan Bank System               4.00     6/13/2007        991,041
                                   1,500,000   Federal Home Loan Bank System               4.00     6/22/2007      1,486,901
                                   2,000,000   Federal Home Loan Bank System               5.58     8/14/2007      2,001,972
                                     800,000   Federal Home Loan Bank System               4.21     9/14/2007        792,767
                                   1,300,000   Freddie Mac                                 4.45     9/28/2007      1,291,434
                                     600,000   Freddie Mac                                4.595    10/05/2007        596,849
                                   1,000,000   Freddie Mac                                4.625    10/05/2007        995,039
                                     900,000   Freddie Mac                                4.655    10/11/2007        895,762
                                   1,000,000   Freddie Mac                                4.705    10/11/2007        995,784
                                   1,000,000   Freddie Mac                                 4.75    10/24/2007        995,369
                                     900,000   U.S. Treasury Notes                        4.375     1/31/2008        894,656
                                                                                                                ------------
                                               TOTAL U.S. GOVERNMENT, AGENCY & INSTRUMENTALITY
                                               OBLIGATIONS - NON-DISCOUNT (COST - $20,430,326)                    20,350,274
                                                                                                                ------------
REPURCHASE AGREEMENTS - 7.0%      19,701,000   Deutsche Bank Securities Inc., purchased on 9/29/2006 to yield
                                               5.33% to 10/02/2006, repurchase price $19,709,751
                                               collateralized by Freddie Mac, due 4/13/2007, Federal Home
                                               Loan Bank System, due 10/28/2014 and Fannie Mae, 5.50% due
                                               1/15/2008                                                          19,701,000
                                                                                                                ------------
                                               TOTAL REPURCHASE AGREEMENTS
                                               (COST - $19,701,000)                                               19,701,000
                                                                                                                ------------
                                               TOTAL INVESTMENTS (COST - $281,688,070**)  - 100.3%               281,612,737
                                               LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)                      (729,708)
                                                                                                                ------------
                                               NET ASSETS - 100.0%                                              $280,883,029
                                                                                                                ============

* Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at September 30, 2006.

**   Cost for federal income tax purposes.

(a)  Floating rate security.

(b) Restricted securities as to resale, representing 7.3% of net assets were as follows:

                                                       ACQUISITION
ISSUE                                                      DATE          COST         VALUE
-----                                                  -----------   -----------   -----------
Metropolitan Life Insurance Co., 5.41% due 4/02/2007     4/03/2006   $ 5,000,000   $ 5,000,000
Monumental Life Insurance Co., 5.49% due 11/22/2006     10/26/2005    10,500,000    10,500,000
New York Life Insurance Co., 5.38% due 5/25/2007         5/26/2006     5,000,000     5,000,000
                                                                     -----------   -----------
TOTAL                                                                $20,500,000   $20,500,000
                                                                     ===========   ===========

BLACKROCK VARIABLE SERIES FUNDS, INC. -
BLACKROCK FUNDAMENTAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                            SHARES
INDUSTRY                                     HELD      COMMON STOCKS                                           VALUE
--------                                  ----------   -------------                                       ------------
AEROSPACE & DEFENSE - 2.1%                    16,600   Lockheed Martin Corp.                               $  1,428,596
                                              22,900   United Technologies Corp.                              1,450,715
                                                                                                           ------------
                                                                                                              2,879,311
                                                                                                           ------------
BEVERAGES - 1.3%                              26,500   PepsiCo, Inc.                                          1,729,390
                                                                                                           ------------
BIOTECHNOLOGY - 4.1%                          30,700   Amgen, Inc. (c)                                        2,195,971
                                              34,800   Genentech, Inc. (c)(d)                                 2,877,960
                                               6,000   Genzyme Corp. (c)                                        404,820
                                                                                                           ------------
                                                                                                              5,478,751
                                                                                                           ------------
CAPITAL MARKETS - 4.7%                       135,000   The Charles Schwab Corp.                               2,416,500
                                              20,100   Franklin Resources, Inc.                               2,125,575
                                              28,700   State Street Corp.                                     1,790,880
                                                                                                           ------------
                                                                                                              6,332,955
                                                                                                           ------------
CHEMICALS - 5.0%                              38,400   Air Products & Chemicals, Inc.                         2,548,608
                                              56,700   Nalco Holding Co. (c)                                  1,050,084
                                              52,800   Praxair, Inc.                                          3,123,648
                                                                                                           ------------
                                                                                                              6,722,340
                                                                                                           ------------
COMMUNICATIONS EQUIPMENT - 8.1%              147,800   Cisco Systems, Inc. (c)                                3,399,400
                                             125,000   Corning, Inc. (c)                                      3,051,250
                                              90,000   Motorola, Inc.                                         2,250,000
                                              62,000   QUALCOMM, Inc.                                         2,253,700
                                                                                                           ------------
                                                                                                             10,954,350
                                                                                                           ------------
CONSTRUCTION & ENGINEERING - 1.0%              9,800   Fluor Corp.                                              753,522
                                               8,000   Jacobs Engineering Group, Inc. (c)                       597,840
                                                                                                           ------------
                                                                                                              1,351,362
                                                                                                           ------------
DIVERSIFIED FINANCIAL SERVICES - 6.5%         60,900   Bank of America Corp.                                  3,262,413
                                               1,500   Chicago Mercantile Exchange Holdings, Inc.               717,375
                                              46,000   Citigroup, Inc.                                        2,284,820
                                              53,700   JPMorgan Chase & Co.                                   2,521,752
                                                                                                           ------------
                                                                                                              8,786,360
                                                                                                           ------------
ELECTRICAL EQUIPMENT - 2.0%                   31,900   Emerson Electric Co.                                   2,675,134
                                                                                                           ------------
ENERGY EQUIPMENT & SERVICES - 7.6%            18,100   Baker Hughes, Inc.                                     1,234,420
                                              50,100   Grant Prideco, Inc. (c)                                1,905,303
                                              42,600   Halliburton Co.                                        1,211,970
                                              35,800   National Oilwell Varco, Inc. (c)(d)                    2,096,090
                                              23,900   Schlumberger Ltd.                                      1,482,517
                                              21,600   Transocean, Inc. (c)(d)                                1,581,768
                                              18,500   Weatherford International Ltd. (c)                       771,820
                                                                                                           ------------
                                                                                                             10,283,888
                                                                                                           ------------
FOOD & STAPLES RETAILING - 2.0%               84,000   CVS Corp.                                              2,698,080
                                                                                                           ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%       33,100   Alcon, Inc.                                            3,789,950
                                                                                                           ------------
HEALTH CARE PROVIDERS & SERVICES - 6.1%       10,200   Laboratory Corp. of America Holdings (c)                 668,814
                                              44,700   Medco Health Solutions, Inc. (c)                       2,686,917
                                              11,300   Quest Diagnostics, Inc.                                  691,108
                                              53,000   WellPoint, Inc. (c)                                    4,083,650
                                                                                                           ------------
                                                                                                              8,130,489
                                                                                                           ------------
HOTELS, RESTAURANTS & LEISURE - 3.5%          91,100   Starbucks Corp. (c)(d)                                 3,101,955
                                              30,900   Yum! Brands, Inc.                                      1,608,345
                                                                                                           ------------
                                                                                                              4,710,300
                                                                                                           ------------
HOUSEHOLD PRODUCTS - 2.1%                     44,600   The Procter & Gamble Co.                               2,764,308
                                                                                                           ------------
IT SERVICES - 7.6%                            18,400   CheckFree Corp. (c)                                      760,288
                                              31,900   Cognizant Technology Solutions Corp. (c)               2,362,514
                                              57,600   Infosys Technologies Ltd.                              2,319,866

BLACKROCK VARIABLE SERIES FUNDS, INC. -
BLACKROCK FUNDAMENTAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                            SHARES
INDUSTRY                                     HELD      COMMON STOCKS                                           VALUE
--------                                  ----------   -------------                                       ------------
                                              40,900   Paychex, Inc.                                       $  1,507,165
                                             123,600   Satyam Computer Services Ltd.                          2,202,596
                                              50,800   Tata Consultancy Services Ltd.                         1,130,542
                                                                                                           ------------
                                                                                                             10,282,971
                                                                                                           ------------
INDUSTRIAL CONGLOMERATES - 4.0%              150,800   General Electric Co.                                   5,323,240
                                                                                                           ------------
INTERNET SOFTWARE & SERVICES - 5.1%           31,400   Akamai Technologies, Inc. (c)                          1,569,686
                                               7,300   Google, Inc. Class A (c)                               2,933,870
                                              94,900   Yahoo!, Inc. (c)                                       2,399,072
                                                                                                           ------------
                                                                                                              6,902,628
                                                                                                           ------------
LIFE SCIENCES TOOLS & SERVICES - 0.6%         12,400   Covance, Inc. (c)                                        823,112
                                                                                                           ------------
MACHINERY - 2.1%                              29,200   ITT Corp.                                              1,497,084
                                              44,700   Pall Corp.                                             1,377,207
                                                                                                           ------------

                                                                                                              2,874,291
                                                                                                           ------------
MEDIA - 1.6%                                  71,400   Walt Disney Co.                                        2,206,974
                                                                                                           ------------
MULTILINE RETAIL - 2.6%                       20,700   Kohl's Corp. (c)                                       1,343,844
                                              39,500   Target Corp.                                           2,182,375
                                                                                                           ------------
                                                                                                              3,526,219
                                                                                                           ------------
PHARMACEUTICALS - 5.4%                        76,000   GlaxoSmithKline Plc                                    2,018,717
                                              12,300   GlaxoSmithKline Plc (a)                                  654,729
                                              12,300   Novartis AG (a)                                          718,812
                                              43,000   Novartis AG Registered Shares                          2,503,290
                                               7,700   Roche Holding AG                                       1,327,597
                                                                                                           ------------
                                                                                                              7,223,145
                                                                                                           ------------
SOFTWARE - 2.9%                              114,600   Oracle Corp. (c)                                       2,033,004
                                              36,900   SAP AG (a)                                             1,826,550
                                                                                                           ------------
                                                                                                              3,859,554
                                                                                                           ------------
SPECIALTY RETAIL - 4.2%                        9,600   Abercrombie & Fitch Co. Class A                          667,008
                                              15,200   American Eagle Outfitters                                666,216
                                              26,600   Best Buy Co., Inc.                                     1,424,696
                                             117,950   Staples, Inc.                                          2,869,723
                                                                                                           ------------
                                                                                                              5,627,643
                                                                                                           ------------
TEXTILES, APPAREL & LUXURY GOODS - 1.1%       17,100   Nike, Inc. Class B                                     1,498,302
                                                                                                           ------------
TOBACCO - 1.2%                                20,800   Altria Group, Inc.                                     1,592,240
                                                                                                           ------------
                                                       TOTAL COMMON STOCKS (COST - $118,417,360) - 97.3%    131,027,287
                                                                                                           ------------

                                          BENEFICIAL
                                           INTEREST    SHORT-TERM SECURITIES
                                          ----------   ---------------------
                                          $8,263,218   BlackRock Liquidity Series, LLC
                                                       Cash Sweep Series I, 5.18% (b)(e)                      8,263,218
                                           4,110,400   BlackRock Liquidity Series, LLC
                                                       Money Market Series, 5.33% (b)(e)(f)                   4,110,400
                                                                                                           ------------
                                                       TOTAL SHORT-TERM SECURITIES
                                                       (COST - $12,373,618) - 9.2%                           12,373,618
                                                                                                           ------------
                                                       TOTAL INVESTMENTS
                                                       (COST - $130,790,978*)  - 106.5%                     143,400,905
                                                       LIABILITIES IN EXCESS OF OTHER ASSETS - (6.5%)        (8,781,469)
                                                                                                           ------------
                                                       NET ASSETS - 100.0%                                 $134,619,436
                                                                                                           ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $130,890,247
                                ============
Gross unrealized appreciation   $ 14,356,264
Gross unrealized depreciation     (1,845,606)
                                ------------
Net unrealized appreciation     $ 12,510,658
                                ============

BLACKROCK VARIABLE SERIES FUNDS, INC. -
BLACKROCK FUNDAMENTAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

(a)  Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                          NET       INTEREST
AFFILIATE                                               ACTIVITY     INCOME
---------                                             -----------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series I   $ 1,391,221   $126,226
BlackRock Liquidity Series, LLC Money Market Series   $(5,236,500)  $ 13,879

(c)  Non-income producing security.

(d)  Security, or a portion of security, is on loan.

(e)  Represents the current yield as of September 30, 2006.

(f)  Security was purchased with the cash proceeds from securities loans.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                   SHARES HELD   COMMON STOCKS                             VALUE
-------                 --------                                  ------------   -------------                         -------------
AUSTRALIA - 0.9%        BEVERAGES - 0.0%                                53,100   Coca-Cola Amatil Ltd.                 $    265,098
                                                                                                                       ------------
                        CAPITAL MARKETS - 0.2%                          21,100   Macquarie Bank Ltd.                      1,088,830
                                                                                                                       ------------
                        METALS & MINING - 0.3%                          45,000   BHP Billiton Ltd.                          860,690
                                                                        21,000   Newcrest Mining Ltd.                       352,604
                                                                        14,800   Rio Tinto Ltd.                             774,221
                                                                        50,600   Zinifex Ltd.                               443,684
                                                                                                                       ------------
                                                                                                                          2,431,199
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE FUELS - 0.1%              10,200   Woodside Petroleum Ltd.                    298,762
                                                                                                                       ------------
                        PAPER & FOREST PRODUCTS - 0.0%                  78,400   Great Southern Plantations Ltd.            145,680
                                                                                                                       ------------
                        TRANSPORTATION INFRASTRUCTURE - 0.3%           108,000   Macquarie Airports                         247,427
                                                                       512,400   Macquarie Infrastructure Group           1,223,614
                                                                       170,800   Sydney Roads Group (j)                     141,480
                                                                       119,000   Transurban Group                           648,269
                                                                                                                       ------------
                                                                                                                          2,260,790
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN AUSTRALIA         6,490,359
                                                                                                                       ------------
AUSTRIA - 0.0%          DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.0%                                  5,900   Telekom Austria AG                         148,729
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN AUSTRIA             148,729
                                                                                                                       ------------
BELGIUM - 0.1%          LEISURE EQUIPMENT &
                        PRODUCTS - 0.1%                                 31,612   AGFA-Gevaert NV                            748,834
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN BELGIUM             748,834
                                                                                                                       ------------
BRAZIL - 1.4%           CHEMICALS - 0.0%                                26,800   Braskem SA                                 167,022
                                                                                                                       ------------
                        COMMERCIAL BANKS - 0.0%                          4,200   Uniao de Bancos Brasileiros SA (i)         310,800
                                                                                                                       ------------
                        CONSTRUCTION & ENGINEERING - 0.1%               29,500   Obrascon Huarte Lain Brasil SA (j)         335,629
                                                                                                                       ------------
                        ELECTRIC UTILITIES - 0.0%                        7,100   Cia Energetica de Minas Gerais (i)         278,675
                                                                                                                       ------------
                        FOOD & STAPLES RETAILING - 0.0%              7,567,400   Cia Brasileira de Distribuicao
                                                                                 Grupo Pao de Acucar                        196,209
                                                                                                                       ------------
                        FOOD PRODUCTS - 0.1%                            21,600   Cosan SA Industria e Comercio (j)          348,724
                                                                                                                       ------------
                        IT SERVICES - 0.1%                              52,000   Datasul (j)                                379,641
                                                                                                                       ------------
                        INTERNET & CATALOG RETAIL -0.0%                  6,500   Submarino SA                               127,246
                                                                                                                       ------------
                        LEISURE EQUIPMENT &
                        PRODUCTS - 0.0%                                 12,300   Localiza Rent A Car SA                     255,518
                                                                                                                       ------------
                        METALS & MINING - 0.2%                          39,000   Companhia Vale do Rio Doce
                                                                                 (Preference 'A' Shares) (i)                721,890
                                                                        13,600   Usinas Siderurgicas de Minas
                                                                                 Gerais SA (Preference 'A' Shares)          407,186
                                                                                                                       ------------
                                                                                                                          1,129,076
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE
                        FUELS - 0.7%                                    24,000   Petroleo Brasileiro SA (i)               1,796,160
                                                                        38,400   Petroleo Brasileiro SA (i)               3,219,072
                                                                                                                       ------------
                                                                                                                          5,015,232
                                                                                                                       ------------
                        ROAD & RAIL - 0.1%                              67,000   All America Latina Logistica SA            521,557
                                                                                                                       ------------
                        SOFTWARE - 0.0%                                 16,800   Totvs SA (j)                               317,273
                                                                                                                       ------------
                        WATER UTILITIES - 0.0%                          30,900   Companhia de Saneamento de Minas
                                                                                 Gerais                                     288,077
                                                                                                                       ------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.1%                                123,100   Vivo Participacoes SA (i)                  384,072
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN BRAZIL           10,054,751
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                   SHARES HELD   COMMON STOCKS                             VALUE
-------                 --------                                  ------------   -------------                         -------------
CANADA - 1.1%           INSURANCE - 0.0%                                   600   Sun Life Financial, Inc.              $     24,642
                                                                                                                       ------------
                        METALS & MINING - 0.5%                         101,800   Alamos Gold, Inc. (j)                      834,912
                                                                           500   Alcan, Inc.                                 19,935
                                                                        19,286   Barrick Gold Corp.                         592,466
                                                                       253,300   Bema Gold Corp. (j)                      1,117,049
                                                                        63,900   Kinross Gold Corp. (j)                     800,028
                                                                                                                       ------------
                                                                                                                          3,364,390
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE
                        FUELS - 0.3%                                    18,200   Petro-Canada                               734,264
                                                                        17,400   Suncor Energy, Inc. (i)                  1,253,670
                                                                        13,800   Talisman Energy, Inc.                      225,619
                                                                                                                       ------------
                                                                                                                          2,213,553
                                                                                                                       ------------
                        ROAD & RAIL - 0.3%                              13,900   CP Railway Ltd. (USD)                      691,386
                                                                        30,000   Canadian Pacific Railway Ltd.            1,494,017
                                                                                                                       ------------
                                                                                                                          2,185,403
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN CANADA            7,787,988
                                                                                                                       ------------
CHILE - 0.0%            ELECTRIC UTILITIES - 0.0%                       20,000   Enersis SA (i)                             264,000
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN CHILE               264,000
                                                                                                                       ------------
CHINA - 0.8%            AUTOMOBILES - 0.0%                             494,000   Denway Motors Ltd.                         178,778
                                                                                                                       ------------
                        ELECTRICAL EQUIPMENT - 0.1%                  1,391,400   Shanghai Electric Group Corp.              467,833
                        FOOD PRODUCTS - 0.0%                           532,500   Chaoda Modern Agriculture Holdings
                                                                                 Ltd.                                       325,968
                                                                                                                       ------------
                        INDUSTRIAL CONGLOMERATES - 0.2%                558,000   Beijing Enterprises Holdings Ltd.        1,052,661
                                                                       139,300   Shanghai Industrial Holdings Ltd.          263,146
                                                                        29,900   Tianjin Development Holdings Ltd.           18,802
                                                                                                                       ------------
                                                                                                                          1,334,609
                                                                                                                       ------------
                        INSURANCE - 0.1%                                 7,100   China Life Insurance Co. Ltd. (i)          554,936
                                                                        81,100   Ping An Insurance Group Co. of
                                                                                 China Ltd.                                 291,418
                                                                                                                       ------------
                                                                                                                            846,354
                                                                                                                       ------------
                        MARINE - 0.0%                                  319,300   Xiamen International Port Co. Ltd.
                                                                                 (j)                                         69,660
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE
                        FUELS - 0.2%                                   559,700   China Shenhua Energy Co. Ltd.
                                                                                 Class H                                    900,720
                                                                     1,095,900   Yanzhou Coal Mining Co. Ltd.               751,016
                                                                                                                       ------------
                                                                                                                          1,651,736
                                                                                                                       ------------
                        ROAD & RAIL - 0.2%                           2,809,700   Guangshen Railway Co. Ltd.               1,193,507
                                                                                                                       ------------
                        TRANSPORTATION INFRASTRUCTURE
                        - 0.0%                                         248,100   Hainan Meilan International Airport
                                                                                 Co., Ltd. (j)                              113,030
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN CHINA             6,181,475
                                                                                                                       ------------
FINLAND - 0.3%          COMMUNICATIONS EQUIPMENT - 0.0%                 17,600   Nokia Oyj (i)                              346,544
                                                                                                                       ------------
                        ELECTRIC UTILITIES - 0.3%                       72,665   Fortum Oyj                               1,933,941
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN FINLAND           2,280,485
                                                                                                                       ------------
FRANCE - 2.0%           AUTOMOBILES - 0.4%                              19,336   Peugeot SA                               1,089,245
                                                                        16,578   Renault SA                               1,899,471
                                                                                                                       ------------
                                                                                                                          2,988,716
                                                                                                                       ------------
                        COMMERCIAL BANKS - 0.6%                         22,327   BNP Paribas                              2,399,795
                                                                        38,073   Credit Agricole SA                       1,670,655
                                                                                                                       ------------
                                                                                                                          4,070,450
                                                                                                                       ------------
                        CONSTRUCTION & ENGINEERING - 0.2%               12,745   Vinci SA                                 1,417,510
                                                                                                                       ------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.1%                                 42,100   France Telecom SA                          965,278
                                                                                                                       ------------
                        ELECTRIC UTILITIES - 0.2%                       20,407   Electricite de France                    1,132,257
                                                                                                                       ------------
                        INSURANCE - 0.1%                                 6,415   Assurances Generales de France
                                                                                 (AGF)                                      806,934
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                   SHARES HELD   COMMON STOCKS                             VALUE
-------                 --------                                  ------------   -------------                         -------------
                        MACHINERY - 0.1%                                 4,514   Vallourec                             $  1,051,563
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE FUELS
                        - 0.3%                                          34,288   Total SA                                 2,247,731
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN FRANCE           14,680,439
                                                                                                                       ------------
GERMANY - 1.9%          AIR FREIGHT & LOGISTICS - 0.2%                  43,640   Deutsche Post AG                         1,144,319
                                                                                                                       ------------
                        CHEMICALS - 0.4%                                18,002   BASF AG                                  1,440,078
                                                                        28,615   Bayer AG                                 1,457,175
                                                                                                                       ------------
                                                                                                                          2,897,253
                                                                                                                       ------------
                        COMMERCIAL BANKS - 0.1%                          7,093   Deutsche Postbank AG                       537,757
                                                                                                                       ------------
                        CONSTRUCTION & ENGINEERING - 0.2%               19,273   Hochtief AG                              1,205,325
                                                                                                                       ------------
                        ELECTRIC UTILITIES - 0.2%                       14,762   E.ON AG                                  1,748,058
                                                                                                                       ------------
                        INDUSTRIAL CONGLOMERATES - 0.3%                 22,245   Siemens AG                               1,938,709
                                                                                                                       ------------
                        INSURANCE - 0.2%                                10,782   Allianz AG Registered Shares             1,864,061
                                                                                                                       ------------
                        METALS & MINING - 0.1%                          32,882   ThyssenKrupp AG                          1,106,730
                                                                                                                       ------------
                        MULTI-UTILITIES - 0.2%                          16,009   RWE AG                                   1,475,330
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN GERMANY          13,917,542
                                                                                                                       ------------
HONG KONG - 0.8%        COMMERCIAL BANKS - 0.1%                         56,000   HSBC Holdings Plc                        1,021,220
                        ELECTRIC UTILITIES - 0.1%                      208,600   Cheung Kong Infrastructure
                                                                                 Holdings Ltd.                              638,469
                                                                                                                       ------------
                        INDUSTRIAL CONGLOMERATES - 0.2%                162,690   Hutchison Whampoa Ltd.                   1,436,436
                                                                                                                       ------------
                        REAL ESTATE MANAGEMENT &                        73,000   Cheung Kong Holdings Ltd.                  783,657
                        DEVELOPMENT - 0.4%                             101,500   Sun Hung Kai Properties Ltd.             1,107,841
                                                                       175,500   Wharf Holdings Ltd.                        601,347
                                                                                                                       ------------
                                                                                                                          2,492,845
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN HONG KONG         5,588,970
                                                                                                                       ------------
HUNGARY - 0.1%          OIL, GAS & CONSUMABLE FUELS
                        - 0.1%                                           8,742   Mol Magyar Olaj- es Gazipari Rt.           795,561
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN HUNGARY             795,561
                                                                                                                       ------------
INDIA - 2.4%            AUTOMOBILES - 0.3%                               8,200   Bajaj Auto Ltd.                            535,013
                                                                        92,046   Tata Motors Ltd.                         1,727,068
                                                                                                                       ------------
                                                                                                                          2,262,081
                                                                                                                       ------------
                        COMMERCIAL BANKS - 0.1%                         47,900   Karnataka Bank Ltd.                        127,403
                                                                        29,550   State Bank of India Ltd.                   661,875
                                                                                                                       ------------
                                                                                                                            789,278
                                                                                                                       ------------
                        CONSTRUCTION MATERIALS - 0.1%                  307,595   Gujarat Ambuja Cements Ltd.                782,634
                                                                                                                       ------------
                        DIVERSIFIED FINANCIAL SERVICES
                        - 0.0%                                          10,005   Reliance Capital Ltd.                      124,319
                                                                                                                       ------------
                        ELECTRIC UTILITIES - 0.0%                       13,897   Reliance Energy Ltd.                       146,656
                                                                                                                       ------------
                        GAS UTILITIES - 0.0%                           247,600   Reliance Natural Resources Ltd. (j)        119,959
                                                                                                                       ------------
                        IT SERVICES - 0.2%                              25,052   Infosys Technologies Ltd.                1,008,981
                                                                                                                       ------------
                        MEDIA - 0.3%                                   340,388   ZEE Telefilms Ltd. (j)                   2,268,020
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE FUELS
                        - 0.8%                                          14,300   Hindustan Petroleum Corp.                   87,092
                                                                       224,000   Reliance Industries Ltd.                 5,715,231
                                                                                                                       ------------
                                                                                                                          5,802,323
                                                                                                                       ------------
                        PHARMACEUTICALS - 0.0%                          10,700   Wockhardt Ltd.                              93,708
                                                                                                                       ------------
                        ROAD & RAIL - 0.1%                              18,800   Container Corp. of India                   691,824

\
BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                   SHARES HELD   COMMON STOCKS                             VALUE
-------                 --------                                  ------------   -------------                         -------------
                        THRIFTS & MORTGAGE FINANCE - 0.2%               38,000   Housing Development Finance Corp.     $  1,268,584
                                                                                                                       ------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.3%                                238,000   Reliance Communication Ventures
                                                                                 Ltd. (j)                                 1,796,207
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN INDIA            17,154,574
                                                                                                                       ------------
IRELAND - 0.3%          COMMERCIAL BANKS - 0.3%                         84,503   Allied Irish Banks Plc                   2,245,792
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN IRELAND           2,245,792
                                                                                                                       ------------
ISRAEL - 0.3%           COMMUNICATIONS EQUIPMENT - 0.2%                189,000   ECI Telecom Ltd. (i)(j)                  1,559,250
                                                                                                                       ------------
                        PHARMACEUTICALS - 0.1%                          14,481   Teva Pharmaceutical Industries Ltd.
                                                                                 (i)                                        493,657
                                                                                                                       ------------
                        SOFTWARE - 0.0%                                 12,832   Ectel Ltd. (i)(j)                           56,974
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN ISRAEL            2,109,881
                                                                                                                       ------------
ITALY - 0.9%            COMMERCIAL BANKS - 0.4%                        127,223   Capitalia SpA                            1,053,665
                                                                       192,495   UniCredito Italiano SpA                  1,595,956
                                                                                                                       ------------
                                                                                                                          2,649,621
                                                                                                                       ------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.2%                                587,067   Telecom Italia SpA (RNC)                 1,412,971
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE FUELS
                        - 0.3%                                          84,279   ENI SpA                                  2,494,997
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN ITALY             6,557,589
                                                                                                                       ------------
JAPAN - 7.9%            AUTO COMPONENTS - 0.1%                          22,800   Toyota Industries Corp.                    967,501
                                                                                                                       ------------
                        AUTOMOBILES - 0.4%                              13,600   Honda Motor Co., Ltd.                      457,307
                                                                        84,000   Suzuki Motor Corp.                       2,134,417
                                                                                                                       ------------
                                                                                                                          2,591,724
                                                                                                                       ------------
                        BEVERAGES - 0.3%                                72,795   Coca-Cola West Holdings Co. Ltd.         1,455,098
                                                                        15,000   Hokkaido Coca-Cola Bottling Co.,
                                                                                 Ltd.                                        95,159
                                                                        57,100   Mikuni Coca-Cola Bottling Co., Ltd.        603,089
                                                                                                                       ------------
                                                                                                                          2,153,346
                                                                                                                       ------------
                        BUILDING PRODUCTS - 0.1%                        57,900   Asahi Glass Co., Ltd.                      714,524
                                                                                                                       ------------
                        CAPITAL MARKETS - 0.1%                          59,000   Nomura Holdings, Inc.                    1,039,427
                                                                                                                       ------------
                        CHEMICALS - 0.4%                                23,000   Shin-Etsu Chemical Co., Ltd.             1,468,852
                                                                       161,500   Sumitomo Chemical Co., Ltd.              1,206,479
                                                                                                                       ------------
                                                                                                                          2,675,331
                                                                                                                       ------------
                        COMMERCIAL BANKS - 0.8%                        124,630   The Bank of Fukuoka Ltd.                   915,209
                                                                        89,714   The Bank of Yokohama Ltd.                  706,679
                                                                            65   Mitsubishi UFJ Financial Group,
                                                                                 Inc.                                       836,827
                                                                       135,900   Shinsei Bank Ltd.                          828,764
                                                                           220   Sumitomo Mitsui Financial Group,
                                                                                 Inc.                                     2,310,592
                                                                                                                       ------------
                                                                                                                          5,598,071
                                                                                                                       ------------
                        CONSTRUCTION & ENGINEERING - 0.3%               64,000   JGC Corp.                                1,070,055
                                                                       169,000   Okumura Corp.                              928,988
                                                                                                                       ------------
                                                                                                                          1,999,043
                                                                                                                       ------------
                        CONSUMER FINANCE - 0.1%                         24,300   Credit Saison Co., Ltd.                  1,024,978
                                                                                                                       ------------
                        DIVERSIFIED FINANCIAL
                        SERVICES - 0.4%                                  2,150   NCB Holdings Ltd.                          365,500
                                                                       100,900   RHJ International (j)                    1,885,277
                                                                        46,600   RHJ International (a)(i)(j)                870,703
                                                                                                                       ------------
                                                                                                                          3,121,480
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                   SHARES HELD   COMMON STOCKS                             VALUE
-------                 --------                                  ------------   -------------                         -------------
                        ELECTRIC UTILITIES - 0.2%                       43,600   Chubu Electric Power Co., Inc.        $  1,133,714
                                                                        17,300   Hokuriku Electric Power                    361,928
                                                                                                                       ------------
                                                                                                                          1,495,642
                                                                                                                       ------------
                        ELECTRONIC EQUIPMENT &
                        INSTRUMENTS - 0.2%                              20,600   Murata Manufacturing Co., Ltd.           1,430,737
                        FOOD & STAPLES RETAILING - 0.2%                 11,000   Ministop Co., Ltd.                         186,804
                                                                        47,000   Seven & I Holdings Co. Ltd.              1,512,726
                                                                                                                       ------------
                                                                                                                          1,699,530
                                                                                                                       ------------
                        FOOD PRODUCTS - 0.1%                            69,000   Ajinomoto Co., Inc.                        743,387
                                                                        14,000   House Foods Corp.                          231,229
                                                                                                                       ------------
                                                                                                                            974,616
                                                                                                                       ------------
                        GAS UTILITIES - 0.2%                           290,000   Tokyo Gas Co., Ltd.                      1,454,114
                                                                                                                       ------------
                        HOUSEHOLD DURABLES - 0.0%                        9,500   Rinnai Corp.                               271,969
                                                                                                                       ------------
                        HOUSEHOLD PRODUCTS - 0.0%                       24,600   Rohto Pharmaceutical Co., Ltd.             261,700
                                                                                                                       ------------
                        INSURANCE - 1.8%                               326,000   Aioi Insurance Co., Ltd.                 2,244,848
                                                                       120,000   Millea Holdings, Inc.                    4,187,524
                                                                       325,000   Mitsui Sumitomo Insurance Co., Ltd.      4,065,769
                                                                       291,400   Nipponkoa Insurance Co., Ltd.            2,324,980
                                                                                                                       ------------
                                                                                                                         12,823,121
                                                                                                                       ------------
                        MACHINERY - 0.2%                                 3,600   Fanuc Ltd.                                 281,133
                                                                       139,100   Kubota Corp.                             1,142,820
                                                                                                                       ------------
                                                                                                                          1,423,953
                                                                                                                       ------------
                        MEDIA - 0.2%                                    55,900   Toho Co., Ltd.                           1,136,323
                                                                                                                       ------------
                        OFFICE ELECTRONICS - 0.3%                       34,950   Canon, Inc.                              1,823,504
                                                                                                                       ------------
                        PHARMACEUTICALS - 0.6%                          49,800   Shionogi & Co., Ltd.                       915,309
                                                                        40,100   Takeda Pharmaceutical Co., Ltd.          2,503,172
                                                                        54,000   Tanabe Seiyaku Co., Ltd.                   676,915
                                                                                                                       ------------
                                                                                                                          4,095,396
                                                                                                                       ------------
                        REAL ESTATE MANAGEMENT &
                        DEVELOPMENT - 0.2%                                 253   Marco Polo Investment Holdings Ltd.        645,525
                                                                           132   NTT Urban Development Co.                1,055,419
                                                                                                                       ------------
                                                                                                                          1,700,944
                                                                                                                       ------------
                        ROAD & RAIL - 0.1%                                 131   East Japan Railway Co.                     916,495
                                                                                                                       ------------
                        TOBACCO - 0.1%                                     255   Japan Tobacco, Inc.                        991,361
                                                                                                                       ------------
                        TRADING COMPANIES &
                        DISTRIBUTORS - 0.2%                             75,000   Mitsubishi Corp.                         1,410,240
                                                                                                                       ------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.3%                                  1,290   NTT DoCoMo, Inc.                         1,988,566
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN JAPAN            57,783,636
                                                                                                                       ------------
MALAYSIA - 0.6%         DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.1%                                135,000   Telekom Malaysia Bhd                       334,938
                                                                                                                       ------------
                        ELECTRIC UTILITIES - 0.2%                      551,204   Tenaga Nasional Bhd                      1,449,749
                                                                                                                       ------------
                        FOOD PRODUCTS - 0.1%                           235,600   IOI Corp. Bhd                            1,034,902
                                                                                                                       ------------
                        INDEPENDENT POWER PRODUCERS
                        & ENERGY
                        TRADERS - 0.0%                                  47,600   Malakoff Bhd                               126,486
                                                                                                                       ------------
                        TOBACCO - 0.1%                                  50,000   British American Tobacco Malaysia
                                                                                 Bhd                                        579,582
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                   SHARES HELD   COMMON STOCKS                             VALUE
-------                 --------                                  ------------   -------------                         -------------
                        TRANSPORTATION INFRASTRUCTURE
                        - 0.0%                                         189,600   PLUS Expressways Bhd                  $    143,948
                                                                                                                       ------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.1%                                241,700   Maxis Communications Bhd                   583,278
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN MALAYSIA          4,252,883
                                                                                                                       ------------
MEXICO - 0.3%           BEVERAGES - 0.1%                                10,100   Fomento Economico Mexicano, SA de
                                                                                 CV (i)                                     979,094
                                                                                                                       ------------
                        MEDIA - 0.2%                                    76,400   Grupo Televisa, SA (i)                   1,624,264
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN MEXICO            2,603,358
                                                                                                                       ------------
NETHERLANDS - 0.5%      DIVERSIFIED FINANCIAL
                        SERVICES - 0.3%                                 53,525   ING Groep NV CVA                         2,352,084
                                                                                                                       ------------
                        FOOD PRODUCTS - 0.1%                            22,700   Koninklijke Wessanen NV CVA                314,008
                                                                                                                       ------------
                        METALS & MINING - 0.1%                          22,808   Mittal Steel Co. NV                        795,111
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN THE
                                                                                 NETHERLANDS                              3,461,203
                                                                                                                       ------------
NEW ZEALAND - 0.1%      DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.1%                                113,800   Telecom Corp. of New Zealand Ltd.          323,205
                                                                                                                       ------------
                        ELECTRIC UTILITIES - 0.0%                       57,000   Contact Energy Ltd.                        266,089
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN NEW ZEALAND         589,294
                                                                                                                       ------------
NORWAY - 0.2%           DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.0%                                 16,800   Telenor ASA                                219,321
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE FUELS
                        - 0.2%                                          53,433   Statoil ASA                              1,264,378
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN NORWAY            1,483,699
                                                                                                                       ------------
PERU - 0.0%             METALS & MINING - 0.0%                           2,400   Southern Copper Corp. (p)                  222,000
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN PERU                222,000
                                                                                                                       ------------
SINGAPORE - 1.1%        COMMERCIAL BANKS - 0.1%                        135,800   Oversea-Chinese Banking Corp.              560,697
                                                                                                                       ------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.2%                              1,042,530   Singapore Telecommunications Ltd.        1,603,488
                                                                                                                       ------------
                        HEALTH CARE PROVIDERS &
                        SERVICES - 0.1%                                376,000   Parkway Holdings Ltd.                      663,641
                                                                                                                       ------------
                        INDUSTRIAL CONGLOMERATES - 0.3%                357,000   Fraser and Neave Ltd.                      931,657
                                                                       158,000   Keppel Corp. Ltd.                        1,474,029
                                                                                                                       ------------
                                                                                                                          2,405,686
                                                                                                                       ------------
                        REAL ESTATE MANAGEMENT &
                        DEVELOPMENT - 0.3%                             427,000   CapitaLand Ltd.                          1,359,273
                                                                       272,000   Keppel Land Ltd.                           850,429
                                                                                                                       ------------
                                                                                                                          2,209,702
                                                                                                                       ------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.1%                                542,700   MobileOne Ltd.                             721,821
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN SINGAPORE         8,165,035
                                                                                                                       ------------
SOUTH AFRICA - 0.1%     METALS & MINING - 0.1%                          26,700   Gold Fields Ltd. (i)                       476,328
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE FUELS
                        - 0.0%                                           9,100   Sasol Ltd.                                 299,891
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN SOUTH AFRICA        776,219
                                                                                                                       ------------
SOUTH KOREA - 2.1%      CHEMICALS - 0.1%                                30,100   Samsung Fine Chemicals Co., Ltd.           879,308
                                                                                                                       ------------
                        COMMERCIAL BANKS - 0.2%                         21,600   Daegu Bank                                 361,712
                                                                         8,400   Hana Financial Group, Inc.                 384,279
                                                                         4,500   Kookmin Bank                               354,675
                                                                        28,100   Pusan Bank                                 347,353
                                                                                                                       ------------
                                                                                                                          1,448,019
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                   SHARES HELD     COMMON STOCKS                             VALUE
-------                 --------                                  ------------   -------------                         -------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.3%                                106,000   KT Corp. (i)                          $  2,275,820
                                                                                                                       ------------
                        ELECTRIC UTILITIES - 0.2%                       33,200   Korea Electric Power Corp.               1,292,573
                                                                                                                       ------------
                        ELECTRICAL EQUIPMENT - 0.1%                     16,000   LS Cable Ltd.                              591,653
                                                                                                                       ------------
                        ELECTRONIC EQUIPMENT &
                        INSTRUMENTS - 0.0%                              23,000   Fine DNC Co., Ltd.                         126,603
                                                                                                                       ------------
                        FOOD PRODUCTS - 0.2%                             9,900   CJ Corp.                                 1,093,027
                                                                         1,100   Nong Shim Co., Ltd.                        313,788
                                                                                                                       ------------
                                                                                                                          1,406,815
                                                                                                                       ------------
                        INSURANCE - 0.2%                                15,900   Dongbu Insurance Co., Ltd.                 376,292
                                                                        60,900   Korean Reinsurance Co.                     752,805
                                                                        62,600   Meritz Fire & Marine Insurance Co.
                                                                                 Ltd.                                       412,042
                                                                                                                       ------------
                                                                                                                          1,541,139
                                                                                                                       ------------
                        METALS & MINING - 0.4%                           2,887   POSCO                                      747,295
                                                                        29,000   POSCO (i)                                1,882,970
                                                                                                                       ------------
                                                                                                                          2,630,265
                                                                                                                       ------------
                        MULTILINE RETAIL - 0.0%                          9,400   Lotte Shopping Co. (a)(i)(j)               166,350
                                                                                                                       ------------
                        TEXTILES, APPAREL & LUXURY
                        GOODS - 0.1%                                    11,053   Cheil Industries, Inc.                     479,372
                                                                                                                       ------------
                        TOBACCO - 0.2%                                  26,900   KT&G Corp.                               1,634,179
                                                                                                                       ------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.1%                                  3,300   SK Telecom Co., Ltd.                       702,536
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN SOUTH KOREA      15,174,632
                                                                                                                       ------------
SPAIN - 0.2%            COMMERCIAL BANKS - 0.2%                         63,712   Banco Bilbao Vizcaya Argentaria SA       1,472,909
                                                                                                                       ------------
                        TRANSPORTATION INFRASTRUCTURE
                        - 0.0%                                          22,500   Cintra Concesiones de
                                                                                 Infraestructuras de Transporte SA          316,657
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN SPAIN             1,789,566
                                                                                                                       ------------
SWEDEN - 0.6%           COMMERCIAL BANKS - 0.2%                         42,167   Svenska Handelsbanken Class A            1,139,252
                                                                                                                       ------------
                        DIVERSIFIED FINANCIAL
                        SERVICES - 0.2%                                 87,221   Investor AB                              1,814,984
                                                                                                                       ------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.2%                                179,125   TeliaSonera AB                           1,148,778
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN SWEDEN            4,103,014
                                                                                                                       ------------
SWITZERLAND - 1.0%      CAPITAL MARKETS - 0.5%                          29,900   Credit Suisse Group                      1,725,160
                                                                        34,334   UBS AG                                   2,048,075
                                                                                                                       ------------
                                                                                                                          3,773,235
                                                                                                                       ------------
                        FOOD PRODUCTS - 0.3%                             5,150   Nestle SA Registered Shares              1,790,662
                                                                                                                       ------------
                        INSURANCE - 0.2%                                19,143   Swiss Reinsurance Registered Shares      1,460,971
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN SWITZERLAND       7,024,868
                                                                                                                       ------------
TAIWAN - 0.7%           COMMERCIAL BANKS - 0.1%                        662,320   Chinatrust Financial Holding Co.           494,276
                                                                       703,337   SinoPac Financial Holdings Co.,
                                                                                 Ltd.                                       335,757
                                                                       557,943   Taishin Financial Holdings Co.,
                                                                                 Ltd.                                       282,364
                                                                                                                       ------------
                                                                                                                          1,112,397
                                                                                                                       ------------
                        DIVERSIFIED FINANCIAL
                        SERVICES - 0.1%                                498,500   Fubon Financial Holding Co. Ltd.           413,440
                                                                                                                       ------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.3%                                178,040   Chunghwa Telecom Co Ltd.                   295,321
                                                                        91,776   Chunghwa Telecom Co. Ltd. (i)            1,588,643
                                                                                                                       ------------
                                                                                                                          1,883,964
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                   SHARES HELD   COMMON STOCKS                             VALUE
-------                 --------                                  ------------   -------------                         -------------
                        ELECTRONIC EQUIPMENT &
                        INSTRUMENTS - 0.1%                             370,322   Delta Electronics, Inc.               $  1,062,938
                                                                                                                       ------------
                        INSURANCE - 0.1%                               376,059   Cathay Financial Holding Co., Ltd.         753,312
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN TAIWAN            5,226,051
                                                                                                                       ------------
THAILAND - 0.8%         COMMERCIAL BANKS - 0.2%                        756,000   Siam Commercial Bank PCL Foreign
                                                                                 Shares                                   1,206,864
                                                                                                                       ------------
                        CONSTRUCTION MATERIALS - 0.2%                  151,200   Siam Cement PCL Foreign Shares           1,029,858
                                                                        38,800   Siam City Cement PCL Foreign Shares        241,564
                                                                                                                       ------------
                                                                                                                          1,271,422
                                                                                                                       ------------
                        ELECTRONIC EQUIPMENT &
                        INSTRUMENTS - 0.1%                             547,800   Hana Microelectronics PCL                  404,455
                                                                                                                       ------------
                        FOOD PRODUCTS - 0.0%                           197,800   Thai Union Frozen Products PCL
                                                                                 Foreign Shares                             126,306
                                                                                                                       ------------
                        HOUSEHOLD DURABLES - 0.0%                    1,421,000   Land and Houses PCL Foreign Shares         281,667
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE FUELS
                        - 0.3%                                         269,300   PTT Exploration & Production PCL           759,500
                                                                       229,500   PTT PCL                                  1,318,930
                                                                                                                       ------------
                                                                                                                          2,078,430
                                                                                                                       ------------
                        TRANSPORTATION INFRASTRUCTURE
                        - 0.0%                                         256,600   Bangkok Expressway PCL Foreign
                                                                                 Shares                                     142,006
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN THAILAND          5,511,150
                                                                                                                       ------------
UNITED KINGDOM - 4.5%   AEROSPACE & DEFENSE - 0.2%                     206,296   BAE Systems Plc                          1,523,088
                                                                                                                       ------------
                        BEVERAGES - 0.2%                                15,500   Diageo Plc (i)                           1,101,120
                                                                                                                       ------------
                        COMMERCIAL BANKS - 1.2%                        205,546   Barclays Plc                             2,587,802
                                                                       150,767   HBOS Plc                                 2,976,758
                                                                       171,580   HSBC Holdings Plc                        3,123,278
                                                                                                                       ------------
                                                                                                                          8,687,838
                                                                                                                       ------------
                        FOOD PRODUCTS - 0.2%                            34,500   Cadbury Schweppes Plc                    1,475,565
                                                                        42,000   RHM Plc                                    218,296
                                                                                                                       ------------
                                                                                                                          1,693,861
                                                                                                                       ------------
                        INSURANCE - 0.5%                               147,548   Aviva Plc                                2,158,029
                                                                       143,454   Prudential Plc                           1,777,935
                                                                                                                       ------------
                                                                                                                          3,935,964
                                                                                                                       ------------
                        MEDIA - 0.1%                                    17,897   NTL, Inc.                                  455,121
                                                                                                                       ------------
                        METALS & MINING - 0.3%                          60,510   Anglo American Plc                       2,512,114
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE FUELS
                        - 0.7%                                         147,501   BP Plc                                   1,603,541
                                                                        12,400   Royal Dutch Shell Plc (i)                  819,640
                                                                        78,780   Royal Dutch Shell Plc Class B            2,667,939
                                                                                                                       ------------
                                                                                                                          5,091,120
                                                                                                                       ------------
                        PHARMACEUTICALS - 0.1%                          14,400   GlaxoSmithKline Plc                        382,494
                                                                                                                       ------------
                        SPECIALTY RETAIL - 0.2%                        179,955   Kesa Electricals Plc                     1,094,991
                                                                                                                       ------------
                        TEXTILES, APPAREL & LUXURY
                        GOODS - 0.0%                                   206,140   Guinness Peat Group Plc                    323,013
                                                                                                                       ------------
                        WIRELESS TELECOMMUNICATION                   1,846,787   Vodafone Group Plc                       4,217,236
                        SERVICES - 0.8%                                 60,549   Vodafone Group Plc (i)                   1,384,150
                                                                                                                       ------------
                                                                                                                          5,601,386
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN THE UNITED
                                                                                 KINGDOM                                 32,402,110
                                                                                                                       ------------
UNITED STATES - 20.3%   AEROSPACE & DEFENSE - 0.0%                         200   Boeing Co.                                  15,770
                                                                         3,900   General Dynamics Corp.                     279,513
                                                                                                                       ------------
                                                                                                                            295,283
                                                                                                                       ------------
                        AIR FREIGHT & LOGISTICS - 0.0%                   2,000   FedEx Corp.                                217,360
                                                                                                                       ------------
                        AIRLINES - 0.0%                                    700   AMR Corp. (j)                               16,198

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                   SHARES HELD   COMMON STOCKS                             VALUE
-------                 --------                                  ------------   -------------                         -------------
                        BEVERAGES - 0.3%                                20,600   The Coca-Cola Co.                     $    920,408
                                                                        15,100   Constellation Brands, Inc. Class A
                                                                                 (j)                                        434,578
                                                                         7,500   Molson Coors Brewing Co. Class B           516,750
                                                                                                                       ------------
                                                                                                                          1,871,736
                                                                                                                       ------------
                        BIOTECHNOLOGY - 0.0%                             2,100   Amgen, Inc. (j)                            150,213
                                                                                                                       ------------
                        CAPITAL MARKETS - 0.5%                             400   Ameriprise Financial, Inc.                  18,760
                                                                        20,100   The Bank of New York Co., Inc.             708,726
                                                                           200   The Bear Stearns Cos., Inc.                 28,020
                                                                           200   Goldman Sachs Group, Inc.                   33,834
                                                                        47,800   Knight Capital Group, Inc. Class A
                                                                                 (j)                                        869,960
                                                                         2,000   Lehman Brothers Holdings, Inc.             147,720
                                                                         1,900   Mellon Financial Corp.                      74,290
                                                                        20,700   Morgan Stanley                           1,509,237
                                                                                                                       ------------
                                                                                                                          3,390,547
                                                                                                                       ------------
                        CHEMICALS - 0.1%                                 9,400   E.I. du Pont de Nemours & Co.              402,696
                                                                         3,151   Tronox, Inc. Class B                        40,238
                                                                                                                       ------------
                                                                                                                            442,934
                                                                                                                       ------------
                        COMMERCIAL BANKS - 0.4%                         15,450   Fifth Third Bancorp                        588,336
                                                                        11,800   Wachovia Corp.                             658,440
                                                                        38,200   Wells Fargo & Co.                        1,382,076
                                                                                                                       ------------
                                                                                                                          2,628,852
                                                                                                                       ------------
                        COMMERCIAL SERVICES &
                        SUPPLIES - 0.0%                                    600   Waste Management, Inc.                      22,008
                        COMMUNICATIONS EQUIPMENT - 1.0%                143,200   3Com Corp. (j)                             631,512
                                                                       163,300   Cisco Systems, Inc. (j)                  3,755,900
                                                                         6,400   Comverse Technology, Inc. (j)              137,216
                                                                        38,500   Extreme Networks Inc. (j)                  139,755
                                                                        95,700   JDS Uniphase Corp. (j)                     209,583
                                                                       101,700   Motorola, Inc.                           2,542,500
                                                                        13,700   Tellabs, Inc. (j)                          150,152
                                                                                                                       ------------
                                                                                                                          7,566,618
                                                                                                                       ------------
                        COMPUTERS & PERIPHERALS - 0.7%                  22,811   Hewlett-Packard Co.                        836,936
                                                                        23,900   International Business Machines
                                                                                 Corp.                                    1,958,366
                                                                        25,600   Lexmark International, Inc. Class A
                                                                                 (j)                                      1,476,096
                                                                           900   Seagate Technology                          20,781
                                                                       140,800   Sun Microsystems, Inc. (j)                 699,776
                                                                                                                       ------------
                                                                                                                          4,991,955
                                                                                                                       ------------
                        CONSTRUCTION & ENGINEERING - 0.6%                6,900   Chicago Bridge & Iron Co. NV               166,014
                                                                       105,520   Foster Wheeler Ltd. (j)                  4,072,017
                                                                        26,100   Quanta Services, Inc. (j)                  440,046
                                                                                                                       ------------
                                                                                                                          4,678,077
                                                                                                                       ------------
                        CONTAINERS & PACKAGING - 0.1%                   24,600   Crown Holdings, Inc. (j)                   457,560
                                                                        24,000   Smurfit-Stone Container Corp. (j)          268,800
                                                                                                                       ------------
                                                                                                                            726,360
                                                                                                                       ------------
                        DIVERSIFIED CONSUMER SERVICES
                        - 0.1%                                          35,500   Career Education Corp. (j)                 798,750
                                                                                                                       ------------
                        DIVERSIFIED FINANCIAL
                        SERVICES - 0.7%                                 31,400   Bank of America Corp.                    1,682,098
                                                                           400   CIT Group, Inc.                             19,452
                                                                        58,100   Citigroup, Inc.                          2,885,827
                                                                         7,700   JPMorgan Chase & Co.                       361,592
                                                                           800   Leucadia National Corp.                     20,936
                                                                                                                       ------------
                                                                                                                          4,969,905
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                   SHARES HELD   COMMON STOCKS                             VALUE
-------                 --------                                  ------------   -------------                         -------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.7%                                 40,500   AT&T, Inc.                            $  1,318,680
                                                                        13,300   BellSouth Corp.                            568,575
                                                                        14,800   Cincinnati Bell, Inc. (j)                   71,336
                                                                         2,920   Embarq Corp.                               141,240
                                                                         2,800   Qwest Communications International
                                                                                 Inc. (j)                                    24,416
                                                                        66,100   Verizon Communications, Inc.             2,454,293
                                                                        13,578   Windstream Corp.                           179,096
                                                                                                                       ------------
                                                                                                                          4,757,636
                                                                                                                       ------------
                        ELECTRIC UTILITIES - 0.2%                       24,300   Mirant Corp. (j)                           663,633
                                                                        26,700   PPL Corp.                                  878,430
                                                                                                                       ------------
                                                                                                                          1,542,063
                                                                                                                       ------------
                        ELECTRICAL EQUIPMENT - 0.0%                        200   Rockwell Automation, Inc.                   11,620
                                                                                                                       ------------
                        ENERGY EQUIPMENT & SERVICES - 0.7%               2,500   Baker Hughes, Inc.                         170,500
                                                                        11,300   ENSCO International, Inc.                  495,279
                                                                        19,300   GlobalSantaFe Corp.                        964,807
                                                                        14,500   Halliburton Co.                            412,525
                                                                        34,400   Key Energy Services, Inc. (j)              467,840
                                                                         5,800   National Oilwell Varco, Inc. (j)           339,590
                                                                        20,100   Schlumberger Ltd.                        1,246,803
                                                                         3,600   Tidewater, Inc.                            159,084
                                                                         4,600   Transocean, Inc. (j)                       336,858
                                                                         7,200   Weatherford International Ltd. (j)         300,384
                                                                                                                       ------------
                                                                                                                          4,893,670
                                                                                                                       ------------
                        FOOD & STAPLES RETAILING - 0.2%                 16,500   CVS Corp.                                  529,980
                                                                         7,982   SUPERVALU Inc.                             236,666
                                                                        18,300   Senomyx, Inc. (j)                          281,271
                                                                         7,600   Wal-Mart Stores, Inc.                      374,832
                                                                         8,300   Walgreen Co.                               368,437
                                                                                                                       ------------
                                                                                                                          1,791,186
                                                                                                                       ------------
                        FOOD PRODUCTS - 0.1%                               600   Archer-Daniels-Midland Co.                  22,728
                                                                        19,900   ConAgra Foods, Inc.                        487,152
                                                                        15,100   Sara Lee Corp.                             242,657
                                                                                                                       ------------
                                                                                                                            752,537
                                                                                                                       ------------
                        HEALTH CARE EQUIPMENT &
                        SUPPLIES - 0.2%                                 14,200   Bausch & Lomb, Inc.                        711,846
                                                                        10,600   Baxter International, Inc.                 481,876
                                                                        11,600   Boston Scientific Corp. (j)                171,564
                                                                                                                       ------------
                                                                                                                          1,365,286
                                                                                                                       ------------
                        HEALTH CARE PROVIDERS &
                        SERVICES - 0.7%                                 14,000   Aetna, Inc.                                553,700
                                                                         5,800   AmerisourceBergen Corp.                    262,160
                                                                           200   Cardinal Health, Inc.                       13,148
                                                                         2,900   Cigna Corp.                                337,328
                                                                         9,630   HCA, Inc.                                  480,441
                                                                         3,900   Health Management Associates, Inc.
                                                                                 Class A                                     81,510
                                                                        46,700   HealthSouth Corp. (j)                      231,165
                                                                         7,200   Humana, Inc. (j)                           475,848
                                                                         9,500   Manor Care, Inc.                           496,660
                                                                         7,600   Medco Health Solutions, Inc. (j)           456,836
                                                                        40,400   Tenet Healthcare Corp. (j)                 328,856
                                                                         6,875   Triad Hospitals, Inc. (j)                  302,706
                                                                        12,300   UnitedHealth Group, Inc.                   605,160
                                                                         7,800   WellPoint, Inc. (j)                        600,990
                                                                                                                       ------------
                                                                                                                          5,226,508
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                   SHARES HELD   COMMON STOCKS                             VALUE
-------                 --------                                  ------------   -------------                         -------------
                        HOTELS, RESTAURANTS & LEISURE
                        - 0.6%                                             500   Darden Restaurants, Inc.              $     21,235
                                                                        64,000   McDonald's Corp.                         2,503,680
                                                                        21,300   Panera Bread Co. Class A (j)             1,240,725
                                                                           600   Starbucks Corp. (j)                         20,430
                                                                         8,900   Wendy's International, Inc.                596,300
                                                                                                                       ------------
                                                                                                                          4,382,370
                                                                                                                       ------------
                        HOUSEHOLD PRODUCTS - 0.1%                        7,900   The Procter & Gamble Co.                   489,642
                                                                                                                       ------------
                        IT SERVICES - 0.0%                                 900   Accenture Ltd. Class A                      28,539
                                                                                                                       ------------
                        INDEPENDENT POWER PRODUCERS &
                        ENERGY TRADERS - 0.2%                           24,500   The AES Corp. (j)                          499,555
                                                                        36,500   Dynegy, Inc. Class A (j)                   202,210
                                                                        11,700   TXU Corp.                                  731,484
                                                                                                                       ------------
                                                                                                                          1,433,249
                                                                                                                       ------------
                        INDUSTRIAL CONGLOMERATES - 1.3%                152,800   General Electric Co.                     5,393,840
                                                                        40,350   McDermott International, Inc. (j)        1,686,630
                                                                           200   Textron, Inc.                               17,500
                                                                        73,513   Tyco International Ltd.                  2,057,629
                                                                                                                       ------------
                                                                                                                          9,155,599
                                                                                                                       ------------
                        INSURANCE - 2.6%                                29,800   ACE Ltd.                                 1,630,954
                                                                        15,600   The Allstate Corp.                         978,588
                                                                        84,500   American International Group, Inc.       5,598,970
                                                                         9,800   Assurant, Inc.                             523,418
                                                                         6,100   Bristol West Holdings, Inc.                 88,755
                                                                           300   Chubb Corp.                                 15,588
                                                                         5,400   Darwin Professional Underwriters,
                                                                                 Inc. (j)                                   119,934
                                                                        41,300   Endurance Specialty Holdings Ltd.        1,456,238
                                                                         3,600   Everest Re Group Ltd.                      351,108
                                                                         8,300   Hartford Financial Services Group,
                                                                                 Inc.                                       720,025
                                                                        27,300   IPC Holdings, Ltd.                         830,466
                                                                           300   Lincoln National Corp.                      18,624
                                                                        10,600   Marsh & McLennan Cos., Inc.                298,390
                                                                        30,200   Platinum Underwriters Holdings Ltd.        931,066
                                                                         4,900   Prudential Financial, Inc.                 373,625
                                                                        15,900   RenaissanceRe Holdings Ltd.                884,040
                                                                        34,145   The St. Paul Travelers Cos., Inc.        1,601,059
                                                                           500   W.R. Berkley Corp.                          17,695
                                                                        39,200   XL Capital Ltd. Class A                  2,693,040
                                                                                                                       ------------
                                                                                                                         19,131,583
                                                                                                                       ------------
                        INTERNET & CATALOG RETAIL - 0.0%                 6,700   Liberty Media Holding Corp. -
                                                                                 Interactive (j)                            136,546
                                                                                                                       ------------
                        INTERNET SOFTWARE & SERVICES
                        - 0.1%                                          23,700   eBay, Inc. (j)                             672,132
                                                                                                                       ------------
                        LEISURE EQUIPMENT & PRODUCTS
                        - 0.1%                                          22,800   Mattel, Inc.                               449,160
                                                                                                                       ------------
                        LIFE SCIENCES TOOLS &
                        SERVICES - 0.0%                                  5,700   Waters Corp. (j)                           258,096
                                                                                                                       ------------
                        MACHINERY - 0.0%                                   200   Cummins, Inc.                               23,846
                                                                                                                       ------------
                        MEDIA - 0.4%                                    12,405   CBS Corp. Class B                          349,449
                                                                        37,479   Comcast Corp. Class A (j)                1,381,101
                                                                         2,690   Discovery Holding Co. (j)                   38,897
                                                                         3,886   Liberty Global, Inc. (j)                   100,026
                                                                         3,855   Liberty Global, Inc. Series C (j)           96,606
                                                                         1,300   Liberty Media Holding Corp. -
                                                                                 Capital (j)                                108,641
                                                                           300   The McGraw-Hill Cos., Inc.                  17,409

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                   SHARES HELD   COMMON STOCKS                             VALUE
-------                 --------                                  ------------   -------------                         -------------
                                                                        21,300   Time Warner, Inc.                     $    388,299
                                                                         9,279   Viacom, Inc. Class B (j)                   344,993
                                                                           600   Walt Disney Co.                             18,546
                                                                                                                       ------------
                                                                                                                          2,843,967
                                                                                                                       ------------
                        METALS & MINING - 0.4%                          53,700   Alcoa, Inc.                              1,505,748
                                                                           300   Allegheny Technologies, Inc.                18,657
                                                                        11,400   Freeport-McMoRan Copper & Gold,
                                                                                 Inc. Class B                               607,164
                                                                        11,700   Newmont Mining Corp.                       500,175
                                                                           300   Nucor Corp.                                 14,847
                                                                                                                       ------------
                                                                                                                          2,646,591
                                                                                                                       ------------
                        MULTI-UTILITIES - 0.0%                          21,300   CMS Energy Corp. (j)                       307,572
                                                                           400   PG&E Corp.                                  16,660
                                                                                                                       ------------
                                                                                                                            324,232
                                                                                                                       ------------
                        MULTILINE RETAIL - 0.0%                            300   JC Penney Co., Inc.                         20,517
                                                                           600   Nordstrom, Inc.                             25,380
                                                                           100   Sears Holdings Corp. (j)                    15,809
                                                                                                                       ------------
                                                                                                                             61,706
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE FUELS
                        - 2.4%                                           3,100   Alon USA Energy, Inc.                       91,419
                                                                        27,912   Chevron Corp.                            1,810,372
                                                                        22,858   ConocoPhillips                           1,360,737
                                                                         6,600   Consol Energy, Inc.                        209,418
                                                                         6,000   Devon Energy Corp.                         378,900
                                                                       244,800   El Paso Corp.                            3,339,072
                                                                        79,950   Exxon Mobil Corp.                        5,364,645
                                                                        10,700   Foundation Coal Holdings, Inc.             346,359
                                                                        10,200   Hess Corp.                                 422,484
                                                                         8,400   Marathon Oil Corp.                         645,960
                                                                        11,800   Murphy Oil Corp.                           561,090
                                                                         6,500   Noble Energy, Inc.                         296,335
                                                                        22,650   Occidental Petroleum Corp.               1,089,691
                                                                        11,700   Pogo Producing Co.                         479,115
                                                                        26,300   Rosetta Resources, Inc. (a)(j)             451,571
                                                                         8,875   Stone Energy Corp. (j)                     359,260
                                                                         2,400   Williams Cos., Inc.                         57,288
                                                                                                                       ------------
                                                                                                                         17,263,716
                                                                                                                       ------------
                        PAPER & FOREST PRODUCTS - 0.1%                  18,700   International Paper Co.                    647,581
                                                                                                                       ------------
                        PERSONAL PRODUCTS - 0.1%                        13,200   Avon Products, Inc.                        404,712
                                                                                                                       ------------
                        PHARMACEUTICALS - 1.5%                          17,600   Abbott Laboratories                        854,656
                                                                        15,000   Andrx Corp. (j)                            366,450
                                                                        18,700   Bristol-Myers Squibb Co.                   466,004
                                                                        11,300   Eli Lilly & Co.                            644,100
                                                                        43,900   Johnson & Johnson                        2,850,866
                                                                        28,200   Merck & Co., Inc.                        1,181,580
                                                                        83,900   Pfizer, Inc.                             2,379,404
                                                                        32,900   Schering-Plough Corp.                      726,761
                                                                        35,300   Valeant Pharmaceuticals
                                                                                 International                              698,234
                                                                         4,600   Watson Pharmaceuticals, Inc. (j)           120,382
                                                                        16,500   Wyeth                                      838,860
                                                                                                                       ------------
                                                                                                                         11,127,297
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                   SHARES HELD   COMMON STOCKS                             VALUE
-------                 --------                                  ------------   -------------                         -------------
                        REAL ESTATE INVESTMENT TRUSTS
                        (REITS) - 0.1%                                   7,000   Aames Investment Corp.                $     32,574
                                                                        81,130   Friedman Billings Ramsey Group,
                                                                                 Inc. Class A                               651,474
                                                                         5,713   Ventas, Inc.                               220,179
                                                                                                                       ------------
                                                                                                                            904,227
                                                                                                                       ------------
                        ROAD & RAIL - 0.6%                              55,900   CSX Corp.                                1,835,197
                                                                        21,000   Norfolk Southern Corp.                     925,050
                                                                        18,000   Union Pacific Corp.                      1,584,000
                                                                                                                       ------------
                                                                                                                          4,344,247
                                                                                                                       ------------
                        SEMICONDUCTORS & SEMICONDUCTOR
                        EQUIPMENT - 0.2%                                   600   Advanced Micro Devices, Inc. (j)            14,910
                                                                         4,459   Agere Systems, Inc. (j)                     66,573
                                                                        21,500   Cirrus Logic, Inc. (j)                     156,735
                                                                           600   Freescale Semiconductor, Inc.
                                                                                 Class B (j)                                 22,806
                                                                        16,200   Genesis Microchip, Inc. (j)                190,674
                                                                        33,300   Intel Corp.                                684,981
                                                                         1,000   Micron Technology, Inc. (j)                 17,400
                                                                           600   Nvidia Corp. (j)                            17,754
                                                                                                                       ------------
                                                                                                                          1,171,833
                                                                                                                       ------------
                        SOFTWARE - 1.2%                                107,052   CA, Inc.                                 2,536,062
                                                                       163,800   Microsoft Corp.                          4,476,654
                                                                       233,100   Novell, Inc. (j)                         1,426,572
                                                                        60,600   TIBCO Software, Inc. (j)                   544,188
                                                                                                                       ------------
                                                                                                                          8,983,476
                                                                                                                       ------------
                        SPECIALTY RETAIL - 0.0%                            300   Best Buy Co., Inc.                          16,068
                                                                           800   Circuit City Stores, Inc.                   20,088
                                                                           600   Limited Brands                              15,894
                                                                           600   Office Depot, Inc. (j)                      23,820
                                                                           800   Staples, Inc.                               19,464
                                                                                                                       ------------
                                                                                                                             95,334
                                                                                                                       ------------
                        TEXTILES, APPAREL & LUXURY
                        GOODS - 0.0%                                     1,888   Hanesbrands, Inc. (j)                       42,488
                                                                        80,800   Unifi, Inc. (j)                            193,920
                                                                                                                       ------------
                                                                                                                            236,408
                                                                                                                       ------------
                        THRIFTS & MORTGAGE FINANCE - 0.1%               11,000   Fannie Mae                                 615,010
                                                                         5,800   Washington Mutual, Inc.                    252,126
                                                                                                                       ------------
                                                                                                                            867,136
                                                                                                                       ------------
                        TOBACCO - 0.2%                                  11,600   Alliance One International, Inc.
                                                                                 (j)                                         47,560
                                                                        16,500   Altria Group, Inc.                       1,263,075
                                                                           400   Loews Corp. - Carolina Group                22,156
                                                                           400   Reynolds American, Inc.                     24,788
                                                                                                                       ------------
                                                                                                                          1,357,579
                                                                                                                       ------------
                        TRANSPORTATION INFRASTRUCTURE
                        - 0.3%                                          73,000   Macquarie Infrastructure Co. Trust       2,276,140
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.4%                                 20,000   Alltel Corp.                             1,110,000
                                                                        99,900   Sprint Nextel Corp.                      1,713,285
                                                                                                                       ------------
                                                                                                                          2,823,285
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS IN THE UNITED
                                                                                 STATES                                 147,647,531
                                                                                                                       ------------
                                                                                 TOTAL COMMON STOCKS
                                                                                 (COST - $304,252,696) - 54.3%
                                                                                                                        395,223,218
                                                                                                                       ------------
                                                                                 PREFERRED STOCKS
AUSTRALIA - 0.2%        COMMERCIAL BANKS - 0.2%                         31,600   National Australia Bank Ltd.,
                                                                                 7.875% (f)                               1,390,716
                                                                                                                       ------------
                                                                                 TOTAL PREFERRED STOCKS IN AUSTRALIA      1,390,716
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                   SHARES HELD   PREFERRED STOCKS                          VALUE
-------                 --------                                  ------------   ----------------                      -------------
UNITED STATES - 0.6%    INSURANCE - 0.2%                                 4,200   IPC Holdings, Ltd., 7.25% (f)         $    120,750
                                                                        22,500   Metlife, Inc. Series B, 6.375% (f)         668,475
                                                                        20,000   XL Capital Ltd., 6.50% (f)                 454,000
                                                                                                                       ------------
                                                                                                                          1,243,225
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE FUELS
                        - 0.1%                                             510   El Paso Corp., 4.99% (a)(f)                622,710
                                                                                                                       ------------
                        THRIFTS & MORTGAGE FINANCE - 0.3%                   24   Fannie Mae Series 2004-1,
                                                                                 5.375% (f)                               2,310,540
                                                                                                                       ------------
                                                                                 TOTAL PREFERRED STOCKS IN THE
                                                                                 UNITED STATES                            4,176,475
                                                                                                                       ------------
                                                                                 TOTAL PREFERRED STOCKS
                                                                                 (COST - $5,005,488) - 0.8%               5,567,191
                                                                                                                       ------------
                                                                                 EXCHANGE-TRADED FUNDS
SOUTH KOREA - 0.0%                                                       3,900   iShares MSCI South Korea Index Fund        183,183
                                                                                                                       ------------
                                                                                 TOTAL EXCHANGE-TRADED FUNDS IN
                                                                                 SOUTH KOREA                                183,183
                                                                                                                       ------------
UNITED STATES - 1.1%                                                    66,100   Consumer Staples Select Sector SPDR
                                                                                 Fund                                     1,677,618
                                                                        66,300   Health Care Select Sector SPDR Fund      2,201,160
                                                                        27,000   iShares Dow Jones US
                                                                                 Telecommunications Sector Index
                                                                                 Fund                                       746,280
                                                                         8,000   Telecom HOLDRs Trust                       264,320
                                                                        90,500   Utilities Select Sector SPDR Fund        3,076,095
                                                                                                                       ------------
                                                                                 TOTAL EXCHANGE-TRADED FUNDS IN
                                                                                 THE UNITED STATES                        7,965,473
                                                                                                                       ------------
                                                                                 TOTAL EXCHANGE-TRADED FUNDS
                                                                                 (COST - $7,879,713) - 1.1%               8,148,656
                                                                                                                       ------------
                                                                                 MUTUAL FUNDS
VIETNAM - 0.2%                                                         946,500   Vietnam Enterprise Investments Ltd.
                                                                                 - C Shares (j)                             955,965
                                                                       110,286   Vietnam Enterprise Investments Ltd.
                                                                                 - R Shares (j)                             319,829
                                                                                                                       ------------
                                                                                 TOTAL MUTUAL FUNDS
                                                                                 (COST - $1,085,965) - 0.2%               1,275,794
                                                                                                                       ------------
                                                                                 WARRANTS (C)
UNITED STATES - 0.0%    COMMUNICATIONS EQUIPMENT - 0.0%                 17,905   Lucent Technologies, Inc. (expires
                                                                                 12/10/2007)                                  3,402
                                                                                                                       ------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.0%                                    795   AboveNet, Inc. (expires 9/08/2008)          19,875
                                                                           936   AboveNet, Inc. (expires 9/08/2010)          10,296
                                                                                                                       ------------
                                                                                                                             30,171
                                                                                                                       ------------
                        PAPER & FOREST PRODUCTS - 0.0%                   1,250   Mandra Forestry Finance Ltd.
                                                                                 (expires 5/15/2013)                              0
                                                                                                                       ------------
                                                                                 TOTAL WARRANTS
                                                                                 (COST - $239,467) - 0.0%                    33,573
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                             FIXED INCOME SECURITIES

COUNTRY                 INDUSTRY                                   FACE AMOUNT   CORPORATE BONDS                           VALUE
-------                 --------                                  ------------   ---------------                       -------------
BRAZIL - 0.1%           COMMERCIAL BANKS - 0.0%             USD        275,000   Banco Nacional de Desenvolvimento
                                                                                 Economico e Social, 5.873% due
                                                                                 6/16/2008 (n)                         $    270,545
                                                                                                                       ------------
                        FOOD PRODUCTS - 0.1%                           400,000   Cosan SA Industria e Comercio,
                                                                                 9% due 11/01/2009 (a)                      423,000
                                                                                                                       ------------
                        METALS & MINING - 0.0%              BRL         10,296   Cia Vale do Rio Doce (k)(n)                      0
                                                                                                                       ------------
                                                                                 TOTAL CORPORATE BONDS IN BRAZIL            693,545
                                                                                                                       ------------
CANADA - 0.1%           METALS & MINING - 0.0%              USD         70,000   Bema Gold Corp., 3.25% due
                                                                                 2/25/2011 (f)                               77,092
                                                                                                                       ------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.1%                                800,000   Rogers Wireless Communications,
                                                                                 Inc., 8.515% due 12/15/2010 (n)            814,000
                                                            CAD        325,000   Rogers Wireless Communications,
                                                                                 Inc., 7.625% due 12/15/2011                319,710
                                                                                                                       ------------
                                                                                                                          1,133,710
                                                                                                                       ------------
                                                                                 TOTAL CORPORATE BONDS IN CANADA          1,210,802
                                                                                                                       ------------
CHILE - 0.4%            ELECTRIC UTILITIES - 0.4%           USD      2,905,193   Empresa Electrica del Norte Grande
                                                                                 SA, 5% due 11/05/2017 (r)                2,626,294
                                                                                                                       ------------
                                                                                 TOTAL CORPORATE BONDS IN CHILE           2,626,294
                                                                                                                       ------------
CHINA - 0.2%            FOOD PRODUCTS - 0.1%                           400,000   Chaoda Modern Agriculture Holdings
                                                                                 Ltd., 7.75% due 2/08/2010                  385,000
                                                            HKD      4,210,000   Chaoda Modern Agriculture Holdings
                                                                                 Ltd., 0% due 5/08/2011 (f)(m)              539,605
                                                                                                                       ------------
                                                                                                                            924,605
                                                                                                                       ------------
                        INDUSTRIAL CONGLOMERATES - 0.1%     USD        786,000   Beijing Enterprises Investment
                                                                                 Ltd., 0% due 12/21/2010 (f)(m)             885,233
                                                                                                                       ------------
                                                                                 TOTAL CORPORATE BONDS IN CHINA           1,809,838
                                                                                                                       ------------
EUROPE - 1.2%           COMMERCIAL BANKS - 1.2%             EUR      3,900,000   European Investment Bank, 4% due
                                                                                 1/15/2007                                4,945,009
                                                            BRL      1,000,000   European Investment Bank,
                                                                                 0% due 5/01/2008 (m)                       375,335
                                                                     5,181,190   European Investment Bank,
                                                                                 0% due 9/12/2008 (a)(m)                  1,858,062
                                                                     6,160,000   European Investment Bank,
                                                                                 0% due 9/21/2010 (a)(m)                  1,690,672
                                                                                                                       ------------
                                                                                 TOTAL CORPORATE BONDS IN EUROPE          8,869,078
                                                                                                                       ------------
FRANCE - 0.5%           COMMERCIAL BANKS - 0.5%             EUR      2,750,000   ERAP, 3.375% due 4/25/2008               3,470,583
                        SOFTWARE - 0.0%                                 98,700   Infogrames Entertainment SA Series
                                                                                 WW, 4% due 4/01/2009 (f)                    89,853
                                                                                                                       ------------
                                                                                 TOTAL CORPORATE BONDS IN FRANCE          3,560,436
                                                                                                                       ------------
GERMANY - 1.3%          COMMERCIAL BANKS - 1.3%                      2,550,000   KfW - Kreditanstalt fuer
                                                                                 Wiederaufbau, 3.125% due 11/15/2006      3,228,262
                                                            GBP        700,000   KfW - Kreditanstalt fuer
                                                                                 Wiederaufbau, 5.375% due 12/07/2007      1,310,334
                                                                       700,000   KfW - Kreditanstalt fuer
                                                                                 Wiederaufbau, 4.50% due 12/07/2008       1,290,933
                                                            EUR      2,000,000   KfW - Kreditanstalt fuer
                                                                                 Wiederaufbau, 4.25% due 7/04/2014        2,612,161
                                                            JPY    120,000,000   Norddeutsche Landesbank
                                                                                 Girozentrale, 0.45% due 1/19/2009        1,011,327
                                                                                                                       ------------
                                                                                 TOTAL CORPORATE BONDS IN GERMANY         9,453,017
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                   FACE AMOUNT   CORPORATE BONDS                           VALUE
-------                 --------                                  ------------   ---------------                       -------------
HONG KONG - 0.2%        INDUSTRIAL CONGLOMERATES - 0.1%     USD        725,000   Hutchison Whampoa International
                                                                                 03/33 Ltd., 5.45% due 11/24/2010      $    725,775
                        REAL ESTATE MANAGEMENT &
                        DEVELOPMENT - 0.1%                             400,000   Hongkong Land CB 2005 Ltd.,
                                                                                 2.75% due 12/21/2012 (f)                   454,000
                        TRADING COMPANIES &
                        DISTRIBUTORS - 0.0%                            160,000   Noble Group Ltd., 0.90% due
                                                                                 4/20/2009 (f)                              156,000
                                                                                                                       ------------
                                                                                 TOTAL CORPORATE BONDS IN HONG KONG       1,335,775
                                                                                                                       ------------
INDIA - 0.2%            AUTOMOBILES - 0.1%                             360,000   Tata Motors Ltd., 1% due 4/27/2011
                                                                                 (f)                                        426,600
                        METALS & MINING - 0.0%                         300,000   Gujarat NRE Coke Ltd., 0% due
                                                                                 4/12/2011 (f)(m)                           259,500
                        THRIFTS & MORTGAGE FINANCE - 0.1%              500,000   Housing Development Finance Corp.,
                                                                                 0% due 9/27/2010 (f)(m)                    607,408
                                                                                                                       ------------
                                                                                 TOTAL CORPORATE BONDS IN INDIA           1,293,508
                                                                                                                       ------------
JAPAN - 0.5%            COMMERCIAL BANKS - 0.5%             JPY     80,000,000   The Bank of Kyoto Ltd. Series 1,
                                                                                 1.90% due 9/30/2009 (f)                  1,273,429
                                                                   200,000,000   International Bank for
                                                                                 Reconstruction & Development Series
                                                                                 670, 2% due 2/18/2008                    1,724,894
                                                                    17,000,000   The Mie Bank Ltd., 1% due
                                                                                 10/31/2011 (f)                             169,906
                                                                                                                       ------------
                                                                                                                          3,168,229
                                                                                                                       ------------
                        INSURANCE - 0.0%                            20,000,000   ASIF II, 1.20% due 3/20/2008               170,265
                                                                                                                       ------------
                                                                                 TOTAL CORPORATE BONDS IN JAPAN           3,338,494
                                                                                                                       ------------
MALAYSIA - 0.3%         DIVERSIFIED FINANCIAL
                        SERVICES - 0.2%                     USD        800,000   Feringghi Capital Ltd., 0% due
                                                                                 12/22/2009 (f)(m)                          832,000
                                                            MYR      2,225,000   Johor Corp., 1% due 7/31/2009              675,705
                                                                                                                       ------------
                                                                                                                          1,507,705
                                                                                                                       ------------
                        FOOD PRODUCTS - 0.0%                USD        130,000   IOI Investment Bhd, 0% due
                                                                                 9/18/2009 (f)(m)                           193,818
                                                                                                                       ------------
                        MULTI-UTILITIES - 0.1%                         500,000   YTL Power Finance Cayman Ltd.,
                                                                                 0% due 5/09/2010 (f)(m)                    521,250
                                                                                                                       ------------
                                                                                 TOTAL CORPORATE BONDS IN MALAYSIA        2,222,773
                                                                                                                       ------------
MEXICO - 0.1%           HOUSEHOLD DURABLES - 0.1%                      545,000   Vitro Envases Norteamerica SA de
                                                                                 CV, 11.03% due 7/23/2011 (a)               580,425
                                                                                                                       ------------
                                                                                 TOTAL CORPORATE BONDS IN MEXICO            580,425
                                                                                                                       ------------
NETHERLANDS - 0.3%      SEMICONDUCTORS &
                        SEMICONDUCTOR - 0.3%                            70,000   ASM International NV,
                                                                                 4.25% due 12/06/2011 (f)                    74,050
                                                                       265,000   ASM International NV,
                                                                                 4.25% due 12/06/2011 (a)(f)                278,913
                                                            EUR      1,450,000   Infineon Technologies Holding BV,
                                                                                 4.25% due 2/06/2007 (f)                  1,836,792
                                                                                                                       ------------
                                                                                 TOTAL CORPORATE BONDS IN THE
                                                                                 NETHERLANDS                              2,189,755
                                                                                                                       ------------
SINGAPORE - 0.0%        COMMERCIAL BANKS - 0.0%             SGD        250,000   Somerset Global, 0% due 1/12/2009
                                                                                 (f)(m)                                     156,802
                                                                                                                       ------------
                                                                                 TOTAL CORPORATE BONDS IN SINGAPORE         156,802
                                                                                                                       ------------
SOUTH KOREA - 0.1%      WIRELESS TELECOMMUNICATION
                        SERVICES - 0.1%                     USD         50,000   LG Telecom Ltd., 8.25% due
                                                                                 7/15/2009                                   52,503
                                                                       900,000   LG Telecom Ltd., 8.25% due
                                                                                 7/15/2009 (a)                              945,000
                                                                                                                       ------------
                                                                                 TOTAL CORPORATE BONDS IN SOUTH
                                                                                 KOREA                                      997,503
                                                                                                                       ------------
SWEDEN - 0.1%           DIVERSIFIED FINANCIAL
                        SERVICES - 0.1%                     TRY      1,396,720   Svensk Exportkredit AB, 10.50% due
                                                                                 9/29/2015                                  729,526
                                                                                                                       ------------
                                                                                 TOTAL CORPORATE BONDS IN SWEDEN            729,526
                                                                                                                       ------------
TAIWAN - 0.1%           CONSTRUCTION MATERIALS - 0.1%                  605,000   Taiwan Cement Corp., 0% due
                                                                                 3/03/2009 (f)(m)                           782,341
                                                                                                                       ------------
                        INSURANCE - 0.0%                                40,000   Shin Kong Financial Holding Co.
                                                                                 Ltd., 0% due 6/17/2009 (f)(m)               43,100
                                                                                                                       ------------
                                                                                 TOTAL CORPORATE BONDS IN TAIWAN            825,441
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                   FACE AMOUNT   CORPORATE BONDS                           VALUE
-------                 --------                                  ------------   ---------------                       -------------
UNITED KINGDOM - 0.1%   COMMERCIAL BANKS - 0.1%             GBP        235,000   International Bank for
                                                                                 Reconstruction & Development,
                                                                                 7.125% due 7/30/2007                  $    446,732
                                                                                                                       ------------
                                                                                 TOTAL CORPORATE BONDS IN THE UNITED
                                                                                 KINGDOM                                    446,732
                                                                                                                       ------------
UNITED STATES - 1.8%    AEROSPACE & DEFENSE - 0.0%          USD        230,000   GenCorp, Inc., 5.75% due 4/15/2007
                                                                                 (f)                                        234,600
                                                                                                                       ------------
                        AIRLINES - 0.0%                                356,242   Northwest Airlines, Inc. Series
                                                                                 1999-3-B, 9.485% due 10/01/2016 (h)         78,373
                                                                                                                       ------------
                        BIOTECHNOLOGY - 0.0%                           150,000   Cell Genesys, Inc., 3.125% due
                                                                                 11/01/2011 (f)                             120,000
                                                                       200,000   Nabi Biopharmaceuticals,
                                                                                 2.875% due 4/15/2025 (f)                   178,500
                                                                                                                       ------------
                                                                                                                            298,500
                                                                                                                       ------------
                        COMMUNICATIONS EQUIPMENT - 0.1%                380,000   Lucent Technologies, Inc., 8% due
                                                                                 8/01/2031 (f)                              381,425
                                                                                                                       ------------
                        CONTAINERS & PACKAGING - 0.0%                  375,000   Crown Cork & Seal Co., Inc.,
                                                                                 7.50% due 12/15/2096                       297,656
                                                                                                                       ------------
                        DIVERSIFIED FINANCIAL
                        SERVICES - 0.1%                     JPY     75,000,000   General Electric Capital Corp.,
                                                                                 1.40% due 11/02/2006                       635,755
                                                            USD        225,000   Triad Acquisition Corp. Series B,
                                                                                 11.125% due 5/01/2013                      207,000
                                                                                                                       ------------
                                                                                                                            842,755
                                                                                                                       ------------
                        HEALTH CARE PROVIDERS &
                        SERVICES - 0.1%                                600,000   Tenet Healthcare Corp., 9.25% due
                                                                                 2/01/2015                                  577,500
                                                                                                                       ------------
                        HOTELS, RESTAURANTS & LEISURE
                        - 0.0%                                         220,000   Uno Restaurant Corp., 10% due
                                                                                 2/15/2011 (a)                              183,700
                                                                                                                       ------------
                        INDEPENDENT POWER PRODUCERS &
                        ENERGY TRADERS - 0.4%               GBP        213,000   The AES Corp., 8.375% due 3/01/2011        405,828
                                                            USD        400,000   Calpine Corp., 8.75% due 7/15/2013
                                                                                 (a)(h)                                     403,000
                                                                     1,220,000   Calpine Generating Co. LLC,
                                                                                 9.08% due 4/01/2009 (n)                  1,253,550
                                                                       650,000   Calpine Generating Co. LLC,
                                                                                 11.08% due 4/01/2010 (n)                   684,125
                                                                                                                       ------------
                                                                                                                          2,746,503
                                                                                                                       ------------
                        INDUSTRIAL CONGLOMERATES - 0.4%     JPY    300,000,000   General Electric Capital Corp.,
                                                                                 0% due 1/15/2010 (m)                     2,540,465
                                                                                                                       ------------
                        INSURANCE - 0.1%                    USD        291,000   Fortis Insurance NV, 7.75% due
                                                                                 1/26/2008 (a)(f)                           406,236
                                                                                                                       ------------
                        OIL, GAS & CONSUMABLE FUELS - 0.2%             560,000   McMoRan Exploration Co.,
                                                                                 5.25% due 10/06/2011 (f)                   685,300
                                                                       325,000   McMoRan Exploration Co.,
                                                                                 5.25% due 10/06/2011 (a)(f)                397,719
                                                                                                                       ------------
                                                                                                                          1,083,019
                                                                                                                       ------------
                        PAPER & FOREST PRODUCTS - 0.1%               1,250,000   Mandra Forestry, 12% due 5/15/2013
                                                                                 (a)(g)                                   1,012,500
                                                                                                                       ------------
                        SEMICONDUCTORS & SEMICONDUCTOR
                        EQUIPMENT - 0.2%                               980,000   Conexant Systems, Inc., 4% due
                                                                                 2/01/2007 (f)                              967,750
                                                                       625,000   LSI Logic Corp., 4% due 11/01/2006
                                                                                 (f)                                        621,875
                                                                                                                       ------------
                                                                                                                          1,589,625
                                                                                                                       ------------
                        SPECIALTY RETAIL - 0.0%                        110,000   General Nutrition Centers, Inc.,
                                                                                 8.625% due 1/15/2011                       112,475
                                                                                                                       ------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.1%                                800,000   Nextel Communications, Inc.,
                                                                                 5.25% due 1/15/2010 (f)                    787,000
                                                                                                                       ------------
                                                                                 TOTAL CORPORATE BONDS IN THE UNITED
                                                                                 STATES                                  13,172,332
                                                                                                                       ------------
                                                                                 TOTAL CORPORATE BONDS
                                                                                 (COST - $53,131,537) - 7.6%             55,512,076
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                   FACE AMOUNT   FLOATING RATE LOAN INTERESTS (B)          VALUE
-------                 --------                                  ------------   --------------------------------      -------------
MEXICO - 0.1%           HOUSEHOLD DURABLES - 0.1%           USD        483,333   Vitro Envases Norteamerica SA de CV
                                                                                 Term Loan, 11.65% due 2/24/2010       $    496,625
                                                                                                                       ------------
                                                                                 TOTAL FLOATING RATE LOAN INTERESTS
                                                                                 IN MEXICO                                  496,625
                                                                                                                       ------------
UNITED STATES - 0.0%    TEXTILES, APPAREL & LUXURY
                        GOODS - 0.0%                                   531,669   Galey & Lord, Inc. Term Loan,
                                                                                 10.17% due 7/31/2009 (h)                    15,950
                                                                                                                       ------------
                                                                                 TOTAL FLOATING RATE LOAN INTERESTS
                                                                                 IN THE UNITED STATES                        15,950
                                                                                                                       ------------
                                                                                 TOTAL FLOATING RATE LOAN INTERESTS
                                                                                 (COST - $837,142) - 0.1%                   512,575
                                                                                                                       ------------
                                                                                 FOREIGN GOVERNMENT OBLIGATIONS
                                                            BRL        630,000   Brazilian Government International
                                                                                 Bond, 10.125% due 5/15/2027                845,460
                                                            EUR      8,250,000   Bundesrepublik Deutschland, 4% due
                                                                                 7/04/2016                               10,693,063
                                                                     1,125,000   Caisse d'Amortissement de la Dette
                                                                                 Sociale, 4% due 10/25/2014               1,446,262
                                                            CAD      2,355,000   Canadian Government Bond, 4% due
                                                                                 9/01/2010                                2,119,278
                                                            HKD     15,000,000   Hong Kong Government Bond,
                                                                                 4.23% due 3/21/2011                      1,956,138
                                                                    35,350,000   Hong Kong Government Bond,
                                                                                 4.57% due 6/13/2011                      4,672,633
                                                            ISK     71,000,000   Iceland Rikisbref, 7.25% due
                                                                                 5/17/2013                                  980,621
                                                            JPY    125,000,000   Italy Government International
                                                                                 Bond, 0.375% due 10/10/2006              1,058,765
                                                            MYR      7,400,000   Malaysia Government Bond,
                                                                                 3.756% due 4/28/2011                     1,990,139
                                                                     8,750,000   Malaysia Government Bond Series
                                                                                 386X, 8.60% due 12/01/2007               2,503,852
                                                            EUR      1,300,000   Netherlands Government Bond,
                                                                                 3.75% due 7/15/2014                      1,655,408
                                                            NZD      1,175,000   New Zealand Government Bond Series
                                                                                 216, 4.50% due 2/14/2016 (h)             1,052,853
                                                            PLN      6,000,000   Poland Government Bond, 3% due
                                                                                 8/24/2016                                1,903,972
                                                            ZAR      2,245,000   South Africa Government Bond Series
                                                                                 R194, 10% due 2/28/2008                    293,133
                                                            SEK     19,125,000   Sweden Government Bond Series 3101,
                                                                                 4% due 12/01/2008                        3,208,573
                                                            EUR      2,750,000   Unedic, 3.50% due 9/18/2008              3,475,224
                                                            GBP      1,250,000   United Kingdom Gilt, 4.25% due
                                                                                 3/07/2011                                2,291,078
                                                                                                                       ------------
                                                                                 TOTAL FOREIGN GOVERNMENT
                                                                                 OBLIGATIONS
                                                                                 (COST - $42,000,408) - 5.8%             42,146,452
                                                                                                                       ------------
                                                                                 U.S. GOVERNMENT OBLIGATIONS
UNITED STATES - 17.7%                                       USD         70,000   Fannie Mae, 5.40% due 2/01/2008             70,311
                                                                     3,175,000   Freddie Mac, 5.48% due 5/16/2008         3,176,099
                                                                     9,021,432   U.S. Treasury Inflation Indexed
                                                                                 Bonds, 0.875% due 4/15/2010              8,548,862
                                                                    20,065,550   U.S. Treasury Inflation Indexed
                                                                                 Bonds, 2.375% due 4/15/2011             20,086,719
                                                                     9,747,975   U.S. Treasury Inflation Indexed
                                                                                 Bonds, 1.875% due 7/15/2015 (q)          9,738,376
                                                                    27,671,196   U.S. Treasury Inflation Indexed
                                                                                 Bonds, 2% due 1/15/2016                 26,491,130
                                                                    10,880,676   U.S. Treasury Inflation Indexed
                                                                                 Bonds, 2.50% due 7/15/2016              11,098,290

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                   FACE AMOUNT   U.S. GOVERNMENT OBLIGATIONS               VALUE
-------                 --------                                  ------------   ---------------------------           ------------
                                                            USD      7,500,000   U.S. Treasury Notes, 3.625% due
                                                                                 4/30/2007                             $  7,440,818
                                                                       700,000   U.S. Treasury Notes, 3.50% due
                                                                                 5/31/2007                                  693,218
                                                                     1,800,000   U.S. Treasury Notes, 4.375% due
                                                                                 12/31/2007                               1,789,384
                                                                     1,250,000   U.S. Treasury Notes, 4.875% due
                                                                                 4/30/2008                                1,251,806
                                                                     1,385,000   U.S. Treasury Notes, 4% due
                                                                                 6/15/2009                                1,363,359
                                                                    12,000,000   U.S. Treasury Notes, 4.875% due
                                                                                 5/31/2011                               12,137,808
                                                                     7,925,000   U.S. Treasury Notes, 4.25% due
                                                                                 11/15/2014                               7,728,729
                                                                     6,100,000   U.S. Treasury Notes, 4.50% due
                                                                                 11/15/2015                               6,040,903
                                                                     6,125,000   U.S. Treasury Notes, 5.125% due
                                                                                 5/15/2016                                6,353,732
                                                                     4,550,000   U.S. Treasury Notes, 4.875% due
                                                                                 8/15/2016                                4,636,022
                                                                                                                       ------------
                                                                                 TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                                                 (COST - $127,033,664) - 17.7%          128,645,566
                                                                                                                       ------------
                                                                                 STRUCTURED NOTES
BRAZIL - 0.9%                                               BRL      7,397,438   JPMorgan Chase Bank Structured Note
                                                                                 (NTN - B Linked Notes), 6% due
                                                                                 8/15/2010                                3,066,342
                                                                     5,888,353   JPMorgan Chase Bank Structured Note
                                                                                 (NTN - B Linked Notes), 6% due
                                                                                 8/15/2010                                2,440,805
                                                                     2,849,611   JPMorgan Chase Bank Structured Note
                                                                                 (NTN - B Linked Notes), 6% due
                                                                                 8/17/2010                                1,181,204
                                                                                                                       ------------
                                                                                 TOTAL STRUCTURES NOTES IN BRAZIL         6,688,351
                                                                                                                       ------------
GERMANY - 0.4%                                              USD      3,000,000   Goldman Sachs & Co. (DAX Linked
                                                                                 Notes), 0.01% due 10/19/2007             2,996,679
                                                                                                                       ------------
                                                                                 TOTAL STRUCTURED NOTES IN GERMANY        2,996,679
                                                                                                                       ------------
JAPAN - 2.7%                                                         3,300,000   Goldman Sachs & Co. (TOPIX Linked
                                                                                 Notes), 0% due 7/30/2007                 3,748,803
                                                                     3,300,000   Goldman Sachs & Co. (TOPIX Linked
                                                                                 Notes), 0% due 8/03/2007                 3,653,823
                                                                     7,000,000   Goldman Sachs & Co., (TOPIX Linked
                                                                                 Notes), 0.001% due 1/28/2008             6,689,914
                                                                     2,700,000   Goldman Sachs & Co. (TOPIX Linked
                                                                                 Notes), 0% due 2/16/2008                 2,503,880
                                                                     2,929,000   Goldman Sachs & Co. (TOPIX Linked
                                                                                 Notes), Series B, 0% due 1/31/2007       3,048,468
                                                                                                                       ------------
                                                                                 TOTAL STRUCTURED NOTES IN JAPAN         19,644,888
                                                                                                                       ------------
TAIWAN - 0.3%                                                        1,650,000   UBS AG, (Gold Linked Notes), 0%
                                                                                 due 12/01/2010                           1,665,675
                                                                                                                       ------------
                                                                                 TOTAL STRUCTURED NOTES IN TAIWAN         1,665,675
                                                                                                                       ------------
UNITED STATES - 1.9%                                                14,415,000   Morgan Stanley, 0.001% due
                                                                                 3/05/2008                               13,854,257
                                                                                                                       ------------
                                                                                 TOTAL STRUCTURED NOTES IN THE
                                                                                 UNITED STATES                           13,854,257
                                                                                                                       ------------
                                                                                 TOTAL STRUCTURED NOTES
                                                                                 (COST - $45,085,907) - 6.2%             44,849,850
                                                                                                                       ------------
                                                                                 TOTAL FIXED INCOME SECURITIES
                                                                                 (COST - $268,088,658) - 37.4%          271,666,519
                                                                                                                       ------------
                                                                    BENEFICIAL
                                                                     INTEREST    OTHER INTEREST (E)
UNITED STATES - 0.0%    DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.0%                     USD      1,400,000   AboveNet, Inc.. (Litigation Trust
                                                                                 Certificates)                                    0
                                                                                                                       ------------
                                                                                 TOTAL OTHER INTERESTS (COST - $0) -
                                                                                 0.0%                                             0
                                                                                                                       ------------
                                                                   FACE AMOUNT   SHORT-TERM SECURITIES
CANADA - 0.1%           TIME DEPOSITS - 0.1%                CAD        357,213   Canadian Time Deposit, 4.25% due
                                                                                 10/02/2006                                 320,184
                                                                       357,629   Canadian Time Deposit, 4.25% due
                                                                                 10/13/2006                                 320,557
                                                                                                                       ------------
                                                                                 TOTAL SHORT-TERM SECURITIES IN
                                                                                 CANADA                                     640,741
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                   FACE AMOUNT   SHORT-TERM SECURITIES                     VALUE
-------                 --------                                  ------------   ---------------------                 ------------
EUROPE - 1.9%           TIME DEPOSITS - 1.9%                EUR        727,000   Euro Time Deposit, 3.03% due
                                                                                 10/06/2006                            $    920,929
                                                                     2,002,219   Euro Time Deposit, 3.08%
                                                                                 due 10/13/2006                           2,536,317
                                                                     1,935,217   Euro Time Deposit, 3.16%
                                                                                 due 11/03/2006                           2,451,441
                                                                     6,448,262   Euro Time Deposit, 3.18%
                                                                                 due 11/10/2006                           8,168,353
                                                                                                                       ------------
                                                                                 TOTAL SHORT-TERM SECURITIES
                                                                                 IN EUROPE                               14,077,040
                                                                                                                       ------------
JAPAN - 0.4%            TIME DEPOSITS - 0.4%                JPY    337,916,426   Japan Time Deposit, 0.28% due
                                                                                 10/02/2006                               2,862,122
                                                                    37,942,628   Japan Time Deposit, 0.28% due
                                                                                 10/13/2006                                 321,371
                                                                                                                       ------------
                                                                                 TOTAL SHORT-TERM SECURITIES IN
                                                                                 JAPAN                                    3,183,493
                                                                                                                       ------------
SINGAPORE - 0.3%        TIME DEPOSITS - 0.3%                SGD      3,758,279   Singapore Time Deposit, 3.26% due
                                                                                 10/06/2006                               2,369,062
                                                                                                                       ------------
                                                                                 TOTAL SHORT-TERM SECURITIES IN
                                                                                 SINGAPORE                                2,369,062
                                                                                                                       ------------
SWITZERLAND - 0.8%      TIME DEPOSITS - 0.8%                CHF      1,488,014   Swiss Franc Time Deposit, 1.57% due      1,186,661
                                                                                 10/02/2006
                                                                     2,090,464   Swiss Franc Time Deposit, 1.50% due      1,667,103
                                                                                 10/06/2006
                                                                     1,488,663   Swiss Franc Time Deposit, 1.56% due      1,187,179
                                                                                 10/20/2006
                                                                     2,699,771   Swiss Franc Time Deposit, 1.63% due      2,153,013
                                                                                 10/20/2006
                                                                                                                       ------------
                                                                                 TOTAL SHORT-TERM SECURITIES IN
                                                                                 SWITZERLAND                              6,193,956
                                                                                                                       ------------
TURKEY - 0.1%           FOREIGN COMMERCIAL PAPER - 0.1%     TRY        720,000   Turkey Treasury Bill, 0% due
                                                                                 7/04/2007                                  411,140
                                                                                                                       ------------
                                                                                 TOTAL SHORT-TERM SECURITIES IN
                                                                                 TURKEY                                     411,140
                                                                                                                       ------------
                                                                   BENEFICIAL
                                                                    INTEREST
UNITED STATES - 1.7%                                        USD     11,856,422   BlackRock Liquidity Series, LLC
                                                                                 Cash Sweep Series I, 5.18% (d)(o)       11,856,422
                                                                       225,600   BlackRock Liquidity Series, LLC
                                                                                 Money Market Series, 5.33%
                                                                                 (d)(l)(o)                                  225,600
                                                                                                                       ------------
                                                                                 TOTAL SHORT-TERM SECURITIES IN
                                                                                 THE UNITED STATES                       12,082,022
                                                                                                                       ------------
                                                                                 TOTAL SHORT-TERM SECURITIES
                                                                                 (COST - $39,114,455) - 5.3%             38,957,454
                                                                                                                       ------------
                                                                   NUMBER OF
                                                                   CONTRACTS     OPTIONS PURCHASED
                        CALL OPTIONS PURCHASED                              27   Financial Select Sector SPDR Fund,
                                                                                 expiring December 2006 at USD 35             2,025
                                                                            24   Technology Select Sector SPDR,
                                                                                 expiring December 2006 at USD 22             1,920
                                                                                                                       ------------
                                                                                 TOTAL OPTIONS PURCHASED
                                                                                 (PREMIUMS PAID - $2,219) - 0.0%              3,945
                                                                                                                       ------------
                                                                                 TOTAL INVESTMENTS
                                                                                 (COST - $625,668,661) - 99.1%          720,876,350
                                                                                                                       ------------
                                                                                 OPTIONS WRITTEN
                        CALL OPTIONS WRITTEN                               308   3Com Corp., expiring January 2007
                                                                                 at USD 5                                    (9,240)
                                                                           305   3Com Corp., expiring January 2008
                                                                                 at USD 5                                   (24,400)
                                                                           150   Andrx Corp., expiring January 2007
                                                                                 at USD 20                                  (73,500)
                                                                            35   Bausch & Lomb, Inc., expiring
                                                                                 October 2006 at USD 45                     (19,250)
                                                                            77   Bausch & Lomb, Inc., expiring
                                                                                 January 2007 at USD 50                     (30,800)
                                                                            30   Bausch & Lomb, Inc., expiring
                                                                                 January 2008 at USD 45                     (34,500)
                                                                           132   CA, Inc., expiring January 2007 at
                                                                                 USD 30                                      (1,320)
                                                                            88   CBS Corp. Class B, expiring
                                                                                 January 2007 at USD 27.5                   (16,720)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                                    NUMBER OF
                                                                    CONTRACTS    OPTIONS WRITTEN                           VALUE
                                                                  ------------   ---------------                       ------------
                                                                           105   Career Education Corp., expiring
                                                                                 January 2007 at USD 25                $    (16,275)
                                                                            90   Career Education Corp., expiring
                                                                                 January 2007 at USD 30                      (4,050)
                                                                           160   Career Education Corp., expiring
                                                                                 January 2007 at USD 35                      (2,400)
                                                                            69   Chicago Bridge & Iron Co. NV,
                                                                                 expiring January 2007 at USD 25            (12,420)
                                                                           215   Cirrus Logic, Inc., expiring
                                                                                 January 2007 at USD 5                      (53,750)
                                                                           206   Cisco Systems, Inc., expiring
                                                                                 January 2007 at USD 17.5                  (121,540)
                                                                           239   Cisco Systems, Inc., expiring
                                                                                 January 2007 at USD 22.5                   (43,020)
                                                                           127   El Paso Corp., expiring January
                                                                                 2008 at USD 15                             (22,225)
                                                                           385   Extreme Networks Inc., expiring
                                                                                 January 2007 at USD 5                       (3,850)
                                                                           117   eBay, Inc., expiring January 2008
                                                                                 at USD 20                                 (128,700)
                                                                           120   eBay, Inc., expiring January 2008
                                                                                 at USD 25                                  (90,000)
                                                                            57   Fannie Mae, expiring January 2007
                                                                                 at USD 50                                  (42,750)
                                                                           478   Knight Capital Group, Inc. Class A,
                                                                                 expiring January 2007 at USD 7.5          (525,800)
                                                                           256   Lexmark International, Inc. Class
                                                                                 A, expiring January 2007 at USD 50        (245,760)
                                                                           228   Mattel, Inc., expiring January 2007
                                                                                 at USD 15                                 (111,720)
                                                                            39   McDermott International, Inc.,
                                                                                 expiring January 2007 at USD 15           (159,705)
                                                                           116   McDermott International, Inc.,
                                                                                 expiring January 2007 at USD 23.333       (334,080)
                                                                           114   McDermott International, Inc.,
                                                                                 expiring January 2007 at USD 26.666       (275,310)
                                                                           640   McDonald's Corp., expiring January
                                                                                 2007 at USD 35                            (294,400)
                                                                            57   Molson Coors Brewing Co. Class B,
                                                                                 expiring January 2007 at USD 60            (57,570)
                                                                           695   Motorola, Inc., expiring January
                                                                                 2007 at USD 22.5                          (243,250)
                                                                           253   Motorola, Inc., expiring January
                                                                                 2008 at USD 20                            (177,100)
                                                                            78   Murphy Oil Corp., expiring January
                                                                                 2007 at USD 50                             (18,330)
                                                                           195   Norfolk Southern Corp., expiring
                                                                                 January 2007 at USD 40                    (111,150)
                                                                           268   Novell, Inc., expiring January 2007
                                                                                 at USD 5                                   (36,180)
                                                                         2,063   Novell, Inc., expiring January 2007
                                                                                 at USD 7.5                                 (30,945)
                                                                           133   Panera Bread Co. Class A, expiring
                                                                                 January 2008 at USD 50                    (218,120)
                                                                            25   Panera Bread Co. Class A, expiring
                                                                                 January 2008 at USD 55                     (32,000)
                                                                           282   Pfizer, Inc., expiring January 2007
                                                                                 at USD 25                                 (104,340)
                                                                            91   Quanta Services, Inc., expiring
                                                                                 January 2007 at USD 10                     (64,610)
                                                                           170   Quanta Services, Inc., expiring
                                                                                 January 2007 at USD 12.5                   (81,600)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                                    NUMBER OF
                                                                    CONTRACTS    OPTIONS WRITTEN                           VALUE
                                                                  ------------   ---------------                       ------------
                                                                           367   Sprint Nextel Corp., expiring
                                                                                 January 2008 at USD 22.5              $    (27,525)
                                                                           174   Suncor Energy, Inc., expiring
                                                                                 January 2007 at USD 50                    (401,940)
                                                                           606   TIBCO Software, Inc., expiring
                                                                                 January 2007 at USD 7.5                   (112,110)
                                                                           137   Tellabs, Inc., expiring January
                                                                                 2007 at USD 12.5                            (8,220)
                                                                           287   Tenet Healthcare Corp., expiring
                                                                                 January 2007 at USD 7.5                    (37,310)
                                                                           132   Tyco International Ltd., expiring
                                                                                 January 2007 at USD 25                     (46,200)
                                                                           353   Valeant Pharmaceuticals
                                                                                 International, expiring January
                                                                                 2007 at USD 15                            (183,560)
                                                                           187   Vodafone Group Plc, expiring
                                                                                 January 2007 at USD 20                     (61,710)
                                                                            89   Wendy's International, Inc.,
                                                                                 expiring January 2007 at USD 45           (201,140)
                                                                                                                       ------------
                                                                                 TOTAL OPTIONS WRITTEN (PREMIUMS
                                                                                 RECEIVED - $3,306,835) - (0.7%)         (4,952,395)
                                                                                                                       ------------
                                                                                 TOTAL INVESTMENTS, NET OF OPTIONS
                                                                                 WRITTEN
                                                                                 (COST - $622,361,826*) - 98.4%         715,923,955
                                                                                 OTHER ASSETS LESS LIABILITIES - 1.6%    11,260,214
                                                                                                                       ------------
                                                                                 NET ASSETS - 100.0%                   $727,184,169
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $624,362,670
                                ============
Gross unrealized appreciation   $105,593,096
Gross unrealized depreciation    (14,031,811)
                                ------------
Net unrealized appreciation     $ 91,561,285
                                ============

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Floating rate loan interests in which the Fund invests generally pays interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.

(c) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                           NET        INTEREST
AFFILIATE                                               ACTIVITY       INCOME
---------                                             ------------   ----------
BlackRock Liquidity Series, LLC Cash Sweep Series I   $(64,370,707)  $1,644,301
BlackRock Liquidity Series, LLC Money Market Series   $   (965,100)  $    9,963

(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f)  Convertible security.

(g)  Issued with warrants.

(h) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(i)  Depositary receipts.

(j)  Non-income producing security.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

(k) Received through a bonus issue from Companhia Vale do Rio Doce. As of September 30, 2006, the bonds have not commenced trading and the coupon has not been determined. The security is a perpetual bond and has no definite maturity date.

(l)  Security was purchased with the cash proceeds from securities loans.

(m)  Represents a zero coupon bond.

(n)  Floating rate security.

(o)  Represents the current yield as of September 30, 2006.

(p)  Security, or a portion of security, is on loan.

(q) All or a portion of security held as collateral in connection with open financial futures contracts.

(r)  Represents a step bond.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries shown as a percent of net assets.

- Forward foreign exchange contracts as of September 30, 2006 were as follows:

                                                      SETTLEMENT     UNREALIZED
FOREIGN CURRENCY PURCHASED                               DATE       DEPRECIATION
--------------------------                           ------------   ------------
IDR 9,031,000,000                                     August 2007     $(6,755)
                                                                      -------
TOTAL UNREALIZED DEPRECIATION ON FORWARD FOREIGN
EXCHANGE CONTRACTS - NET
(USD COMMITMENT - $949,962)                                           $(6,755)
                                                                      =======

- Forward foreign exchange contracts as of September 30, 2006 were as follows:

                                                      SETTLEMENT     UNREALIZED
FOREIGN CURRENCY SOLD                                    DATE       APPRECIATION
---------------------                                ------------   ------------
EUR       568,445                                    October 2006     $ 2,005
GBP     1,379,000                                    October 2006      12,430
SEK       387,905                                    October 2006         263
                                                                      -------
TOTAL UNREALIZED APPRECIATION ON FORWARD FOREIGN
EXCHANGE CONTRACTS - NET
(USD COMMITMENT - $3,363,978)                                         $14,698
                                                                      =======

-    Swaps outstanding as of September 30, 2006 were as follows:

                                                                    UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                                        AMOUNT    (DEPRECIATION)
                                                       --------   --------------
Bought credit default protection on United Mexican
States and pay 1.12%

Broker, Credit Suisse First Boston International
Expires May 2010                                       $380,000      $(9,049)

Bought credit default protection on DaimlerChrysler
NA Holding Corp. and pay 0.53%

Broker, JPMorgan Chase
Expires June 2011                                      $245,000          819

Bought credit default protection on Carnival Corp.
and pay 0.25%

Broker, JPMorgan Chase
Expires September 2011                                 $475,000          853

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                                    UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                                        AMOUNT    (DEPRECIATION)
                                                       --------   --------------
Bought credit default protection on Whirlpool Corp.
and pay 0.48%

Broker, JPMorgan Chase
Expires September 2011                                 $150,000      $  (801)

Bought credit default protection on McDonald's Corp.
and pay 0.16%

Broker, JPMorgan Chase
Expires September 2011                                 $150,000           28

Bought credit default protection on JC Penney Corp., Inc. and pay 0.53%

Broker, JPMorgan Chase
Expires September 2011                                 $150,000          330
                                                                     -------
TOTAL                                                                $(7,820)
                                                                     =======

- Financial futures contracts purchased as of September 30, 2006 were as follows:

NUMBER OF                                          EXPIRATION        FACE       UNREALIZED
CONTRACTS         ISSUE            EXCHANGE           DATE          VALUE      APPRECIATION
---------   -----------------   --------------   -------------   -----------   ------------
    71      10-Year UST Bond        Chicago      December 2006    $7,613,828      $58,610
     2      Dax Index 25 Euro   Euronext Paris   December 2006       377,317        5,559
    12      S&P TSE 60 Index       Montreal      December 2006     1,438,473       17,037
                                                                                  -------
TOTAL UNREALIZED APPRECIATION - NET                                               $81,206
                                                                                  =======

-    Financial futures contracts sold as of September 30, 2006 were as follows:

NUMBER OF                                          EXPIRATION        FACE       UNREALIZED
CONTRACTS         ISSUE            EXCHANGE           DATE          VALUE      DEPRECIATION
---------   -----------------   --------------   -------------   ----------    ------------
     8      DJ Euro Stoxx 50    Euronext Paris   December 2006   $   405,155    $  (8,611)
    34      FTSE 100 Index           LIFFE       December 2006     3,835,184      (33,167)
    11      JPN 10-Year Bond         Tokyo       December 2006    12,624,124      (64,940)
    25      S&P 500 Index           Chicago      December 2006     8,522,751     (114,001)
    31      Topix Index              Tokyo       December 2006     4,252,073      (11,612)
                                                                                ---------
TOTAL UNREALIZED DEPRECIATION - NET                                             $(232,331)
                                                                                =========

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

-    Currency Abbreviations:

BRL   Brazilian Real
CAD   Canadian Dollar
CHF   Swiss Franc
EUR   Euro
GBP   British Pound
HKD   Hong Kong Dollar
ISK   Icelandic Crona
JPY   Japanese Yen
MYR   Malaysian Ringgit
NZD   New Zealand Dollar
PLN   Polish Zloty
SEK   Swedish Krona
SGD   Singapore Dollar
TRY   Turkish Lira
USD   U.S. Dollar
ZAR   South African

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                                    SHARES
                        INDUSTRY                                     HELD      COMMON STOCKS                                VALUE
                        --------                                  ----------   -------------                             -----------
AFRICA
SOUTH AFRICA - 1.9%     CONSTRUCTION & ENGINEERING- 0.2%              37,700   Aveng Ltd.                                $   133,462
                                                                                                                         -----------
                        CONSTRUCTION MATERIALS - 0.2%                  3,400   Pretoria Portland Cement Co. Ltd.             152,262
                                                                                                                         -----------
                        HEALTH CARE PROVIDERS & SERVICES - 0.2%       99,400   Network Healthcare Holdings Ltd.              158,668
                                                                                                                         -----------
                        INDUSTRIAL CONGLOMERATES - 0.3%               11,400   Barloworld Ltd.                               190,045
                                                                                                                         -----------
                        MEDIA - 0.3%                                  10,500   Naspers Ltd.                                  161,660
                                                                                                                         -----------
                        METALS & MINING - 0.6%                         1,200   Impala Platinum Holdings Ltd.                 198,503
                                                                      12,700   Kumba Resouces Ltd.                           215,804
                                                                                                                         -----------
                                                                                                                             414,307
                                                                                                                         -----------
                        PHARMACEUTICALS - 0.1%                        20,500   Aspen Pharmacare Holdings Ltd.                 91,837
                                                                                                                         -----------
                                                                               TOTAL COMMON STOCKS IN AFRICA - 1.9%        1,302,241
                                                                                                                         -----------
LATIN AMERICA
BRAZIL - 0.3%           PERSONAL PRODUCTS - 0.3%                      19,200   Natura Cosmeticos SA                          236,042
                                                                                                                         -----------
                                                                               TOTAL COMMON STOCKS IN LATIN
                                                                               AMERICA - 0.3%                                236,042
                                                                                                                         -----------
NORTH AMERICA
CANADA - 3.3%           CHEMICALS - 0.5%                               2,900   Potash Corp. of Saskatchewan                  301,580
                                                                                                                         -----------
                        COMMERCIAL BANKS - 0.5%                        8,300   Royal Bank of Canada                          368,335
                                                                                                                         -----------
                        DIVERSIFIED FINANCIAL SERVICES - 0.4%          6,400   TSX Group, Inc.                               281,206
                                                                                                                         -----------
                        ENERGY EQUIPMENT & SERVICES - 0.4%            16,800   Ensign Resource Service Group                 279,335
                                                                                                                         -----------
                        METALS & MINING - 0.3%                         2,900   Teck Cominco Ltd. Class B                     181,957
                                                                                                                         -----------
                        OIL, GAS & CONSUMABLE FUELS - 1.2%            21,600   Cameco Corp.                                  788,570
                                                                                                                         -----------
                                                                               TOTAL COMMON STOCKS IN CANADA               2,200,983
                                                                                                                         -----------
UNITED STATES - 31.6%   AEROSPACE & DEFENSE - 0.9%                    29,800   BE Aerospace, Inc. (a)                        628,482
                                                                                                                         -----------
                        CAPITAL MARKETS - 1.0%                        38,500   The Charles Schwab Corp.                      689,150
                                                                                                                         -----------
                        COMMUNICATIONS EQUIPMENT - 5.3%               43,300   Cisco Systems, Inc. (a)                       995,900
                                                                      48,300   Corning, Inc. (a)                           1,179,003
                                                                      30,000   Motorola, Inc.                                750,000
                                                                      18,100   QUALCOMM, Inc.                                657,935
                                                                                                                         -----------
                                                                                                                           3,582,838
                                                                                                                         -----------
                        CONSTRUCTION & ENGINEERING - 0.9%              8,000   Jacobs Engineering Group, Inc. (a)            597,840
                                                                                                                         -----------
                        DIVERSIFIED FINANCIAL SERVICES - 2.3%         15,000   Citigroup, Inc.                               745,050
                                                                      10,700   IntercontinentalExchange, Inc. (a)            803,249
                                                                                                                         -----------
                                                                                                                           1,548,299
                                                                                                                         -----------
                        ELECTRICAL EQUIPMENT - 2.1%                    7,900   Emerson Electric Co.                          662,494
                                                                      16,300   Roper Industries, Inc.                        729,262
                                                                                                                         -----------
                                                                                                                           1,391,756
                                                                                                                         -----------
                        ENERGY EQUIPMENT & SERVICES - 3.7%            14,700   Grant Prideco, Inc. (a)                       559,041
                                                                      10,200   Halliburton Co.                               290,190
                                                                      37,100   Hanover Compressor Co. (a)                    675,962
                                                                      10,100   National Oilwell Varco, Inc. (a)              591,355
                                                                       5,900   Schlumberger Ltd.                             365,977
                                                                                                                         -----------
                                                                                                                           2,482,525
                                                                                                                         -----------
                        FOOD PRODUCTS - 1.0%                          11,900   Bunge Ltd.                                    689,605
                                                                                                                         -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                                    SHARES
                        INDUSTRY                                     HELD      COMMON STOCKS                                VALUE
                        --------                                  ----------   -------------                             -----------
                        HEALTH CARE PROVIDERS & SERVICES - 1.0%        8,600   WellPoint, Inc. (a)                       $   662,630
                                                                                                                         -----------
                        HEALTH CARE TECHNOLOGY - 1.2%                 18,200   Cerner Corp. (a)                              826,280
                                                                                                                         -----------
                        HOTELS, RESTAURANTS & LEISURE - 1.1%          22,700   Starbucks Corp. (a)                           772,935
                                                                                                                         -----------
                        HOUSEHOLD PRODUCTS - 1.0%                     11,000   The Procter & Gamble Co.                      681,780
                                                                                                                         -----------
                        IT SERVICES - 1.6%                             9,200   CheckFree Corp. (a)                           380,144
                                                                       9,500   Cognizant Technology Solutions
                                                                               Corp. (a)                                     703,570
                                                                                                                         -----------
                                                                                                                           1,083,714
                                                                                                                         -----------
                        INTERNET SOFTWARE & SERVICES - 3.4%           15,400   Akamai Technologies, Inc. (a)                 769,846
                                                                       2,200   Google, Inc. Class A (a)                      884,180
                                                                      25,000   Yahoo!, Inc. (a)                              632,000
                                                                                                                         -----------
                                                                                                                           2,286,026
                                                                                                                         -----------
                        MACHINERY - 2.6%                              14,200   ITT Corp.                                     728,034
                                                                      12,300   Joy Global, Inc.                              462,603
                                                                      17,800   Trinity Industries, Inc.                      572,626
                                                                                                                         -----------
                                                                                                                           1,763,263
                                                                                                                         -----------
                        OIL, GAS & CONSUMABLE FUELS - 1.0%            10,300   Exxon Mobil Corp.                             691,130
                                                                                                                         -----------
                        SOFTWARE - 0.5%                               18,700   Oracle Corp. (a)                              331,738
                                                                                                                         -----------
                        SPECIALTY RETAIL - 1.0%                       13,000   Best Buy Co., Inc.                            696,280
                                                                                                                         -----------
                                                                               TOTAL COMMON STOCKS IN THE UNITED
                                                                               STATES                                     21,406,271
                                                                                                                         -----------
                                                                               TOTAL COMMON STOCKS IN NORTH
                                                                               AMERICA - 34.9%                            23,607,254
                                                                                                                         -----------
PACIFIC BASIN/ASIA
AUSTRALIA - 18.4%       BIOTECHNOLOGY - 1.1%                          18,400   CSL Ltd.                                      741,888
                                                                                                                         -----------
                        CAPITAL MARKETS - 2.7%                        24,800   Macquarie Bank Ltd.                         1,279,762
                                                                      10,000   Perpetual Trustees Australia Ltd.             545,510
                                                                                                                         -----------
                                                                                                                           1,825,272
                                                                                                                         -----------
                        CHEMICALS - 0.6%                              22,100   Nufarm Ltd.                                   161,623
                                                                      16,000   Orica Ltd.                                    268,293
                                                                                                                         -----------
                                                                                                                             429,916
                                                                                                                         -----------
                        COMMERCIAL BANKS - 4.5%                       50,700   Australia & New Zealand Banking Group
                                                                               Ltd.                                        1,016,247
                                                                      30,000   Commonwealth Bank of Australia              1,024,231
                                                                      37,200   National Australia Bank Ltd.                1,018,813
                                                                                                                         -----------
                                                                                                                           3,059,291
                                                                                                                         -----------
                        CONSTRUCTION & ENGINEERING - 1.2%             54,300   Leighton Holdings Ltd.                        783,685
                                                                                                                         -----------
                        DIVERSIFIED FINANCIAL SERVICES - 0.4%         12,000   Australian Stock Exchange Ltd.                291,038
                                                                                                                         -----------
                        HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%       13,800   Cochlear Ltd.                                 545,809
                                                                                                                         -----------
                        IT SERVICES - 0.8%                            93,600   Computershare Ltd.                            538,537
                                                                                                                         -----------
                        INSURANCE - 1.6%                              59,100   QBE Insurance Group Ltd.                    1,080,536
                                                                                                                         -----------
                        MEDIA - 1.1%                                  52,950   Publishing & Broadcasting Ltd.                736,542
                                                                                                                         -----------
                        METALS & MINING - 2.2%                        25,800   BHP Billiton Ltd.                             493,462
                                                                      33,000   Energy Resources of Australia Ltd.            307,829
                                                                      35,500   Iluka Resources Ltd.                          188,358
                                                                      57,600   Zinifex Ltd.                                  505,063
                                                                                                                         -----------
                                                                                                                           1,494,712
                                                                                                                         -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                                    SHARES
                        INDUSTRY                                     HELD      COMMON STOCKS                                VALUE
                        --------                                  ----------   -------------                             -----------
                        TRANSPORTATION INFRASTRUCTURE - 1.4%         224,800   Macquarie Infrastructure Group            $   536,824
                                                                      74,933   Sydney Roads Group (a)                         62,070
                                                                      62,300   Transurban Group                              339,388
                                                                                                                         -----------
                                                                                                                             938,282
                                                                                                                         -----------
                                                                               TOTAL COMMON STOCKS IN AUSTRALIA           12,465,508
                                                                                                                         -----------
CHINA - 0.6%            ELECTRICAL EQUIPMENT - 0.2%                    6,300   Suntech Power Holdings Co. Ltd. (a)(c)        162,729
                                                                                                                         -----------
                        OIL, GAS & CONSUMABLE FUELS - 0.4%           167,900   China Shenhua Energy Co. Ltd. Class H         270,200
                                                                                                                         -----------
                                                                               TOTAL COMMON STOCKS IN CHINA                  432,929
                                                                                                                         -----------
HONG KONG - 5.4%        COMMUNICATIONS EQUIPMENT - 1.0%              179,200   ZTE Corp.                                     662,320
                                                                                                                         -----------
                        DISTRIBUTORS - 0.7%                          205,000   China Resources Enterprise                    444,082
                                                                                                                         -----------
                        ELECTRIC UTILITIES - 1.3%                    285,500   Cheung Kong Infrastructure Holdings
                                                                               Ltd.                                          873,839
                                                                                                                         -----------
                        FOOD PRODUCTS - 0.7%                         222,500   Chaoda Modern Agriculture Holdings Ltd.       136,203
                                                                     151,200   China Mengniu Dairy Co., Ltd.                 253,415
                                                                     292,900   Global Bio-Chem Technology Group Co.,
                                                                               Ltd.                                           81,943
                                                                                                                         -----------
                                                                                                                             471,561
                                                                                                                         -----------
                        MARINE - 0.6%                                203,000   NWS Holdings Ltd.                             420,472
                                                                                                                         -----------
                        REAL ESTATE MANAGEMENT & DEVELOPMENT
                        - 0.2%                                       267,700   Midland Holdings Ltd.                         126,425
                                                                                                                         -----------
                        TRANSPORTATION INFRASTRUCTURE - 0.9%         156,100   COSCO Pacific Ltd.                            312,110
                                                                     113,500   China Merchants Holdings International
                                                                               Co., Ltd.                                     332,827
                                                                                                                         -----------
                                                                                                                             644,937
                                                                                                                         -----------
                                                                               TOTAL COMMON STOCKS IN HONG KONG            3,643,636
                                                                                                                         -----------
INDIA - 12.7%           AUTO COMPONENTS - 0.2%                        16,500   Bharat Forge Ltd.                             128,820
                                                                                                                         -----------
                        AUTOMOBILES - 0.6%                            22,600   Tata Motors Ltd.                              424,048
                                                                                                                         -----------
                        COMMERCIAL BANKS - 1.5%                        7,000   HDFC Bank Ltd. (c)                            427,350
                                                                      12,400   ICICI Bank Ltd.                               188,896
                                                                      14,400   ICICI Bank Ltd. (c)                           442,224
                                                                                                                         -----------
                                                                                                                           1,058,470
                                                                                                                         -----------
                        CONSTRUCTION & ENGINEERING - 1.2%             20,400   Jaiprakash Associates Ltd.                    211,218
                                                                      22,800   Larsen & Toubro Ltd.                          631,723
                                                                                                                         -----------
                                                                                                                             842,941
                                                                                                                         -----------
                        ELECTRICAL EQUIPMENT - 0.8%                   10,000   Bharat Heavy Electricals Ltd.                 522,330
                                                                                                                         -----------
                        HOTELS, RESTAURANTS & LEISURE - 0.1%           3,500   Indian Hotels Co. Ltd.                        105,541
                                                                                                                         -----------
                        HOUSEHOLD PRODUCTS - 0.8%                     92,700   Hindustan Lever Ltd.                          519,059
                                                                                                                         -----------
                        IT SERVICES - 2.8%                            18,000   Infosys Technologies Ltd.                     724,958
                                                                      41,700   Satyam Computer Services Ltd.                 743,109
                                                                      19,200   Tata Consultancy Services Ltd.                427,291
                                                                                                                         -----------
                                                                                                                           1,895,358
                                                                                                                         -----------
                        INDUSTRIAL CONGLOMERATES - 0.2%                7,000   Siemens India Ltd.                            163,633
                                                                                                                         -----------
                        MACHINERY - 0.5%                              33,700   Sterlite Industries India Ltd.                320,416
                                                                                                                         -----------
                        MEDIA - 0.3%                                  34,000   ZEE Telefilms Ltd. (a)                        226,543
                                                                                                                         -----------
                        METALS & MINING - 1.1%                       111,000   Hindalco Industries Ltd.                      414,392
                                                                      23,600   Hindustan Zinc Ltd.                           305,040
                                                                                                                         -----------
                                                                                                                             719,432
                                                                                                                         -----------
                        OIL, GAS & CONSUMABLE FUELS - 0.8%            20,400   Reliance Industries Ltd.                      520,494
                                                                                                                         -----------
                        PHARMACEUTICALS - 0.9%                        45,000   Cipla Ltd.                                    257,213
                                                                      17,000   Sun Pharmaceuticals Industries Ltd.           344,757
                                                                                                                         -----------
                                                                                                                             601,970
                                                                                                                         -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                                    SHARES
                        INDUSTRY                                     HELD      COMMON STOCKS                                VALUE
                        --------                                  ----------   -------------                             -----------
                        WIRELESS TELECOMMUNICATION                    42,600   Bharti Tele-Ventures Ltd. (a)             $   435,276
                        SERVICES - 0.9%                               20,400   Reliance Communication Ventures
                                                                               Ltd. (a)                                      153,961
                                                                                                                         -----------
                                                                                                                             589,237
                                                                                                                         -----------
                                                                               TOTAL COMMON STOCKS IN INDIA                8,638,292
                                                                                                                         -----------
JAPAN - 6.6%            AUTOMOBILES - 0.3%                             3,800   Toyota Motor Corp.                            206,632
                                                                                                                         -----------
                        CAPITAL MARKETS - 0.5%                        18,700   Nomura Holdings, Inc.                         329,446
                                                                                                                         -----------
                        CHEMICALS - 1.5%                              13,400   JSR Corp.                                     295,092
                                                                      42,000   Mitsubishi Rayon Co., Ltd.                    277,474
                                                                      21,100   Toho Tenax Co. Ltd. (a)                       151,908
                                                                      42,000   Toray Industries, Inc.                        316,250
                                                                                                                         -----------
                                                                                                                           1,040,724
                                                                                                                         -----------
                        COMMERCIAL SERVICES & SUPPLIES - 0.3%          5,400   Park24 Co. Ltd.                               177,462
                                                                                                                         -----------
                        CONSTRUCTION & ENGINEERING - 0.4%             16,500   Chiyoda Corp.                                 322,831
                                                                                                                         -----------
                        ELECTRICAL EQUIPMENT - 1.0%                   62,000   Matsushita Electric Works Ltd.                655,368
                                                                                                                         -----------
                        FOOD & STAPLES RETAILING - 0.9%               18,700   Seven & I Holdings Co. Ltd.                   601,872
                                                                                                                         -----------
                        OFFICE ELECTRONICS - 1.1%                     14,000   Canon, Inc.                                   730,445
                                                                                                                         -----------
                        SPECIALTY RETAIL - 0.6%                        3,900   Yamada Denki Co., Ltd.                        391,107
                                                                                                                         -----------
                                                                               TOTAL COMMON STOCKS IN JAPAN                4,455,887
                                                                                                                         -----------
SOUTH KOREA - 1.7%      AUTO COMPONENTS - 0.3%                        15,800   Hankook Tire Co. Ltd.                         207,829
                                                                                                                         -----------
                        AUTOMOBILES - 0.6%                             4,200   Hyundai Motor Co.                             359,429
                                                                                                                         -----------
                        SEMICONDUCTORS & SEMICONDUCTOR
                        EQUIPMENT - 0.8%                                 800   Samsung Electronics Co., Ltd.                 561,226
                                                                                                                         -----------
                                                                               TOTAL COMMON STOCKS IN SOUTH KOREA          1,128,484
                                                                                                                         -----------
                                                                               TOTAL COMMON STOCKS IN THE PACIFIC
                                                                               BASIN/ASIA - 45.4%                         30,764,736
                                                                                                                         -----------
WESTERN EUROPE
FINLAND - 0.5%          OIL, GAS & CONSUMABLE FUELS - 0.5%            10,900   Neste Oil Oyj                                 316,470
                                                                                                                         -----------
                                                                               TOTAL COMMON STOCKS IN FINLAND                316,470
                                                                                                                         -----------
FRANCE - 2.9%           CONSTRUCTION & ENGINEERING - 1.0%              5,800   Vinci SA                                      645,081
                                                                                                                         -----------
                        MACHINERY - 0.3%                               1,000   Vallourec                                     232,956
                                                                                                                         -----------
                        MULTI-UTILITIES - 1.0%                        11,400   Veolia Environnement                          687,535
                                                                                                                         -----------
                        TEXTILES, APPAREL & LUXURY GOODS - 0.6%        4,200   LVMH Moet Hennessy Louis Vuitton SA           432,279
                                                                                                                         -----------
                                                                               TOTAL COMMON STOCKS IN FRANCE               1,997,851
                                                                                                                         -----------
GERMANY - 2.0%          CHEMICALS - 0.4%                               2,400   Wacker Chemie AG (a)                          282,131
                                                                                                                         -----------
                        INDUSTRIAL CONGLOMERATES - 0.8%                6,500   Siemens AG                                    566,492
                                                                                                                         -----------
                        SOFTWARE - 0.8%                                2,700   SAP AG                                        534,924
                                                                                                                         -----------
                                                                               TOTAL COMMON STOCKS IN GERMANY              1,383,547
                                                                                                                         -----------
ITALY - 0.9%            COMMERCIAL BANKS - 0.9%                       72,000   UniCredito Italiano SpA                       596,945
                                                                                                                         -----------
                                                                               TOTAL COMMON STOCKS IN ITALY                  596,945
                                                                                                                         -----------
SPAIN - 0.4%            TRANSPORTATION INFRASTRUCTURE - 0.4%          20,000   Cintra Concesiones de Infraestructuras
                                                                               de Transporte SA                              281,472
                                                                                                                         -----------
                                                                               TOTAL COMMON STOCKS IN SPAIN                  281,472
                                                                                                                         -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                                    SHARES
                        INDUSTRY                                     HELD      COMMON STOCKS                                VALUE
                        --------                                  ----------   -------------                             -----------
Switzerland - 4.1%      COMMERCIAL SERVICES & SUPPLIES - 0.4%            300   SGS SA                                    $   301,208
                                                                                                                         -----------
                        PHARMACEUTICALS - 2.8%                        18,500   Novartis AG Registered Shares               1,076,997
                                                                       4,700   Roche Holding AG                              810,351
                                                                                                                         -----------
                                                                                                                           1,887,348
                                                                                                                         -----------
                        TEXTILES, APPAREL & LUXURY GOODS - 0.9%       15,100   The Swatch Group Ltd. Registered Shares       584,034
                                                                                                                         -----------
                                                                               TOTAL COMMON STOCKS IN SWITZERLAND          2,772,590
                                                                                                                         -----------
UNITED KINGDOM - 3.7%   BEVERAGES - 1.5%                              57,600   Diageo Plc                                  1,015,142
                                                                                                                         -----------
                        COMMERCIAL BANKS - 1.2%                       43,000   HSBC Holdings Plc                             782,731
                                                                                                                         -----------
                        PHARMACEUTICALS - 1.0%                        25,000   GlaxoSmithKline Plc                           664,052
                                                                                                                         -----------
                                                                               TOTAL COMMON STOCKS IN THE UNITED
                                                                               KINGDOM                                     2,461,925
                                                                                                                         -----------
                                                                               TOTAL COMMON STOCKS IN WESTERN EUROPE
                                                                               - 14.5%                                     9,810,800
                                                                                                                         -----------
                                                                               TOTAL COMMON STOCKS
                                                                               (COST - $58,282,048) - 97.0%               65,721,073
                                                                                                                        -----------
                                                                  BENEFICIAL
                                                                   INTEREST    SHORT-TERM SECURITIES
                                                                  $1,917,187   BlackRock Liquidity Series, LLC
                                                                               Cash Sweep Series I, 5.18% (b)(d)           1,917,187
                                                                                                                         -----------
                                                                               TOTAL SHORT-TERM SECURITIES
                                                                               (COST - $1,917,187) - 2.8%                  1,917,187
                                                                                                                         -----------
                                                                               TOTAL INVESTMENTS (COST - $60,199,235*)
                                                                               - 99.8%                                    67,638,260
                                                                                                                         -----------
                                                                               OTHER ASSETS LESS LIABILITIES - 0.2%          115,277
                                                                                                                         -----------
                                                                               NET ASSETS - 100.0%                       $67,753,537
                                                                                                                         ===========

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $60,203,602
                                ===========
Gross unrealized appreciation   $ 9,509,468
Gross unrealized depreciation    (2,074,810)
                                -----------
Net unrealized appreciation     $ 7,434,658
                                ===========

(a)  Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                     NET     INTEREST
AFFILIATE                         ACTIVITY    INCOME
---------                         --------   --------
BlackRock Liquidity Series, LLC
   Cash Sweep Series I            $385,828   $91,618
BlackRock Liquidity Series, LLC
   Money Market Series                  --   $ 1,849

(c)  Depositary receipts.

(d)  Represents the current yield as of September 30, 2006.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK GOVERNMENT INCOME V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                          FACE
                         AMOUNT     U.S. GOVERNMENT & AGENCY OBLIGATIONS                                                   VALUE
                      -----------   ------------------------------------                                               ------------
COLLATERALIZED        $   400,449   Fannie Mae Trust Series 2002-W11 Class AV1, 5.66% due 11/25/2032 (a)               $    400,391
MORTGAGE                3,292,677   Fannie Mae Trust Series 2003-27 Class FP, 5.62% due 6/25/2028 (a)                     3,304,902
OBLIGATIONS+ -          5,022,910   Fannie Mae Trust Series 2003-33 Class LF, 5.67% due 7/25/2017 (a)                     5,043,076
45.9%                   4,554,175   Fannie Mae Trust Series 2003-34 Class FS, 5.72% due 1/25/2032 (a)                     4,569,580
                        4,049,004   Fannie Mae Trust Series 2003-41 Class YF, 5.62% due 6/25/2028 (a)                     4,056,044
                        6,013,725   Fannie Mae Trust Series 2003-65 Class NF, 5.68% due 9/25/2031 (a)                     6,030,761
                        8,064,506   Freddie Mac Multiclass Certificates Series 2564 Class OF, 5.62%
                                    due 2/15/2026 (a)                                                                     8,074,813
                        7,531,377   Freddie Mac Multiclass Certificates Series 2594 Class DF, 5.62%
                                    due 12/15/2027 (a)                                                                    7,543,621
                        7,735,466   Freddie Mac Multiclass Certificates Series 2614 Class EF, 5.72%
                                    due 12/15/2017 (a)                                                                    7,772,224
                        6,700,000   Ginnie Mae Trust Series 2002-83 Class B, 4.695% due 12/16/2024                        6,595,607
                       54,339,169   Ginnie Mae Trust Series 2002-83 Class IO, 1.574% due 10/16/2042 (b)                   2,388,647
                       34,181,705   Ginnie Mae Trust Series 2002-94 Class XB, 2.349% due 11/16/2007 (b)                     375,209
                        7,000,000   Ginnie Mae Trust Series 2003-17 Class C, 4.825% due 7/16/2031                         6,742,340
                       91,202,543   Ginnie Mae Trust Series 2003-17 Class IO, 1.24% due 3/16/2043 (b)                     4,527,167
                        6,217,292   Ginnie Mae Trust Series 2003-49 Class C, 4.485% due 10/16/2033                        5,808,726
                       13,250,000   Ginnie Mae Trust Series 2003-108 Class C, 4.919% due 2/16/2034                       13,062,605
                       41,680,178   Ginnie Mae Trust Series 2003-109 Class IO, 1.098% due 11/16/2043 (b)                  1,959,102
                       26,590,426   Ginnie Mae Trust Series 2004-9 Class IO, 1.383% due 3/16/2034 (b)                     1,248,859
                       43,363,121   Ginnie Mae Trust Series 2004-43 Class IO, 1.121% due 6/16/2044 (b)                    2,058,799
                        3,599,891   Ginnie Mae Trust Series 2004-43 Class Z, 4.50% due 6/16/2044                          2,981,722
                        3,703,291   Ginnie Mae Trust Series 2004-45 Class Z, 5.748% due 6/16/2045                         3,894,863
                       61,972,688   Ginnie Mae Trust Series 2004-57 Class IO, 1.13% due 7/16/2044 (b)                     2,934,019
                        5,925,895   Ginnie Mae Trust Series 2004-77 Class AB, 4.368% due 11/16/2030                       5,740,454
                       60,479,372   Ginnie Mae Trust Series 2004-77 Class IO, 1.065% due 9/16/2044 (b)                    2,942,013
                        3,200,000   Ginnie Mae Trust Series 2005-9 Class C, 4.917% due 2/16/2032                          3,091,246
                        2,557,693   Ginnie Mae Trust Series 2005-12 Class A, 4.044% due 5/16/2021                         2,501,916
                        1,937,343   Ginnie Mae Trust Series 2005-50 Class A, 4.015% due 10/16/2026                        1,890,283
                        6,875,858   Ginnie Mae Trust Series 2005-90 Class A, 3.76% due 9/16/2028                          6,649,073
                        4,916,104   Ginnie Mae Trust Series 2006-5 Class A, 4.241% due 7/16/2029                          4,803,829
                                                                                                                       ------------
                                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                    (COST - $126,969,687)                                                               128,991,891
                                                                                                                       ------------
FANNIE MAE                395,607   Fannie Mae Guaranteed Pass-Through Certificates, 4.50% due 9/01/2018                    382,871
GUARANTEED                680,770   Fannie Mae Guaranteed Pass-Through Certificates, 4.50% due 9/01/2018                    658,853
PASS-THROUGH            5,654,946   Fannie Mae Guaranteed Pass-Through Certificates, 4.50% due 8/01/2035                  5,285,135
CERTIFICATES+ -           931,542   Fannie Mae Guaranteed Pass-Through Certificates, 5% due 8/01/2035                       895,693
12.0%                   1,914,107   Fannie Mae Guaranteed Pass-Through Certificates, 5% due 8/01/2035                     1,840,446
                          873,321   Fannie Mae Guaranteed Pass-Through Certificates, 5% due 8/01/2035                       839,713
                          944,628   Fannie Mae Guaranteed Pass-Through Certificates, 5% due 8/01/2035                       908,276
                        5,379,781   Fannie Mae Guaranteed Pass-Through Certificates, 5.101% due 11/01/2035 (a)            5,338,219
                        3,070,064   Fannie Mae Guaranteed Pass-Through Certificates, 5.147% due 11/01/2035 (a)            3,055,529
                        2,476,505   Fannie Mae Guaranteed Pass-Through Certificates, 5.288% due 9/01/2035 (a)             2,449,047
                        5,442,802   Fannie Mae Guaranteed Pass-Through Certificates, 5.50% due 7/01/2036                  5,362,451
                          539,611   Fannie Mae Guaranteed Pass-Through Certificates, 6.50% due 7/01/2032                    551,517
                          474,012   Fannie Mae Guaranteed Pass-Through Certificates, 6.50% due 7/01/2032                    484,471
                        1,043,263   Fannie Mae Guaranteed Pass-Through Certificates, 6.50% due 1/01/2033                  1,066,689
                          524,612   Fannie Mae Guaranteed Pass-Through Certificates, 6.50% due 3/01/2033                    536,188
                          473,107   Fannie Mae Guaranteed Pass-Through Certificates, 6.50% due 1/01/2034                    483,547
                          514,198   Fannie Mae Guaranteed Pass-Through Certificates, 6.50% due 3/01/2034                    525,545
                          712,126   Fannie Mae Guaranteed Pass-Through Certificates, 6.50% due 5/01/2034                    728,116
                           36,464   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 10/01/2028                       37,632
                              733   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 10/01/2028                          756
                           82,902   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 12/01/2028                       85,557
                          116,482   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 3/01/2029                       120,109

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK GOVERNMENT INCOME V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                          FACE
                         AMOUNT     U.S. GOVERNMENT & AGENCY OBLIGATIONS                                                   VALUE
                      -----------   ------------------------------------                                               ------------
                      $    52,089   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 5/01/2029                  $     53,757
                           14,595   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 5/01/2029                        15,049
                           58,971   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 5/01/2029                        60,807
                           60,657   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 5/01/2029                        62,546
                           20,091   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 6/01/2029                        20,717
                          218,375   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 6/01/2029                       225,174
                           35,872   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 6/01/2029                        36,989
                           35,478   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 6/01/2029                        36,614
                           60,999   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 6/01/2029                        62,898
                           43,245   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 6/01/2029                        44,592
                           11,656   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 6/01/2029                        12,019
                           99,068   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 6/01/2029                       102,153
                           39,768   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 6/01/2029                        41,007
                           22,240   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 6/01/2029                        22,933
                          108,007   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 6/01/2029                       111,466
                           53,631   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 6/01/2029                        55,301
                           47,130   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 6/01/2029                        48,639
                           40,621   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 7/01/2029                        41,885
                           79,951   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 7/01/2029                        82,441
                              934   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 7/01/2029                           963
                           17,600   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 9/01/2029                        18,148
                            1,250   Fannie Mae Guaranteed Pass-Through Certificates, 7% due 2/01/2030                         1,289
                          108,202   Fannie Mae Guaranteed Pass-Through Certificates, 7.50% due 5/01/2032                    111,830
                          416,670   Fannie Mae Guaranteed Pass-Through Certificates, 7.50% due 5/01/2032                    430,643
                          256,294   Fannie Mae Guaranteed Pass-Through Certificates, 8% due 4/01/2008                       258,551
                           39,489   Fannie Mae Guaranteed Pass-Through Certificates, 8% due 2/01/2030                        41,874
                            2,333   Fannie Mae Guaranteed Pass-Through Certificates, 8% due 12/01/2030                        2,460
                            3,760   Fannie Mae Guaranteed Pass-Through Certificates, 8% due 12/01/2030                        3,966
                            2,550   Fannie Mae Guaranteed Pass-Through Certificates, 8% due 1/01/2031                         2,690
                           54,659   Fannie Mae Guaranteed Pass-Through Certificates, 8% due 2/01/2031                        57,649
                          158,404   Fannie Mae Guaranteed Pass Through Certificates, 8% due 11/01/2032                      167,068
                                                                                                                       ------------
                                    TOTAL FANNIE MAE GUARANTEED PASS-THROUGH CERTIFICATES
                                    (COST - $34,319,650)                                                                 33,870,478
                                                                                                                       ------------
FREDDIE MAC             3,209,315   Freddie Mac Mortgage Participation Certificates, 5% due 8/01/2019                     3,157,004
MORTGAGE                  691,772   Freddie Mac Mortgage Participation Certificates, 5.50% due 11/01/2017                   693,119
PARTICIPATION             819,793   Freddie Mac Mortgage Participation Certificates, 5.50% due 3/01/2034                    810,067
CERTIFICATES+ -           997,909   Freddie Mac Mortgage Participation Certificates, 5.50% due 7/01/2036                    984,231
7.4%                    2,992,006   Freddie Mac Mortgage Participation Certificates, 5.50% due 7/01/2036                  2,950,995
                        1,209,403   Freddie Mac Mortgage Participation Certificates, 6% due 4/01/2016                     1,226,897
                          129,707   Freddie Mac Mortgage Participation Certificates, 6% due 4/01/2017                       131,577
                          183,055   Freddie Mac Mortgage Participation Certificates, 6% due 4/01/2017                       185,695
                          141,919   Freddie Mac Mortgage Participation Certificates, 6% due 4/01/2017                       143,965
                           79,959   Freddie Mac Mortgage Participation Certificates, 6% due 4/01/2017                        81,112
                          115,942   Freddie Mac Mortgage Participation Certificates, 6% due 4/01/2017                       117,613
                          234,109   Freddie Mac Mortgage Participation Certificates, 6% due 4/01/2017                       237,484
                          371,031   Freddie Mac Mortgage Participation Certificates, 6% due 5/01/2017                       376,380
                          921,167   Freddie Mac Mortgage Participation Certificates, 6% due 6/01/2034                       927,390
                        1,938,371   Freddie Mac Mortgage Participation Certificates, 6% due 8/01/2034                     1,951,465
                        5,000,000   Freddie Mac Mortgage Participation Certificates, 6% due 10/15/2036 (d)                5,025,000
                          645,267   Freddie Mac Mortgage Participation Certificates, 6.50% due 3/01/2016                    658,969
                          468,029   Freddie Mac Mortgage Participation Certificates, 6.50% due 5/01/2016                    477,960
                           22,889   Freddie Mac Mortgage Participation Certificates, 7% due 7/01/2029                        23,600
                          348,243   Freddie Mac Mortgage Participation Certificates, 7% due 3/01/2031                       358,489

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK GOVERNMENT INCOME V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                          FACE
                         AMOUNT     U.S. GOVERNMENT & AGENCY OBLIGATIONS                                                   VALUE
                      -----------   ------------------------------------                                               ------------
                      $    10,813   Freddie Mac Mortgage Participation Certificates, 7.50% due 8/01/2029               $     11,238
                            7,033   Freddie Mac Mortgage Participation Certificates, 7.50% due 9/01/2031                      7,283
                          149,800   Freddie Mac Mortgage Participation Certificates, 8% due 12/01/2029                      157,640
                          145,945   Freddie Mac Mortgage Participation Certificates, 8% due 4/01/2030                       153,442
                           73,139   Freddie Mac Mortgage Participation Certificates, 8% due 7/01/2030                        76,896
                                                                                                                       ------------
                                    TOTAL FREDDIE MAC MORTGAGE PARTICIPATION CERTIFICATES
                                    (COST - $21,059,045)                                                                 20,925,511
                                                                                                                       ------------
FREDDIE MAC             3,000,000   Federal Home Loan Bank System, 3.875% due 1/15/2010                                   2,911,959
SOVEREIGN AGENCY       15,000,000   Federal Home Loan Bank System, 5.375% due 5/18/2016                                  15,433,200
OBLIGATIONS - 6.5%
                                                                                                                       ------------
                                    TOTAL FREDDIE MAC SOVEREIGN AGENCY OBLIGATIONS
                                    (COST - $18,007,090)                                                                 18,345,159
                                                                                                                       ------------
U.S. TREASURY BONDS     2,590,000   U.S. Treasury Bonds, 8.125% due 8/15/2019                                             3,415,562
& NOTES - 34.8%         6,110,000   U.S. Treasury Bonds, 7.25% due 8/15/2022                                              7,733,445
                        1,000,000   U.S. Treasury Notes, 3.875% due 7/31/2007                                               991,172
                        3,000,000   U.S. Treasury Notes, 4.375% due 11/15/2008                                            2,981,367
                        3,000,000   U.S. Treasury Notes, 4.50% due 2/15/2009                                              2,989,335
                        6,000,000   U.S. Treasury Notes, 4.50% due 11/15/2010 (f)                                         5,979,372
                        7,000,000   U.S. Treasury Notes, 4.875% due 4/30/2011                                             7,077,931
                       66,000,000   U.S. Treasury Notes, 4.875% due 7/31/2011                                            66,768,281
                                                                                                                       ------------
                                    TOTAL U.S. TREASURY BONDS & NOTES
                                    (COST - $97,553,440)                                                                 97,936,465
                                                                                                                       ------------
U.S. TREASURY
INFLATION INDEXED
BONDS - 1.7%            4,602,825   U.S. Treasury Inflation Indexed Bonds, 3.50% due 1/15/2011                            4,820,647
                                                                                                                       ------------
                                    TOTAL U.S. TREASURY INFLATION INDEXED BONDS
                                    (COST - $4,476,258)                                                                   4,820,647
                                                                                                                       ------------
                                    TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                    (COST - $302,385,170) - 108.3%                                                      304,890,151
                                                                                                                       ------------

                                    NON-U.S. GOVERNMENT & AGENCY OBLIGATIONS

COLLATERALIZED          1,618,164   Aames Mortgage Investment Trust Series 2006-1 Class A1, 5.39%
MORTGAGE                            due 4/25/2036 (a)                                                                     1,618,390
OBLIGATIONS+ -         11,000,000   Carrington Mortgage Loan Trust Series 2006-NC1 Class A2, 5.484%
13.8%                               due 1/25/2036 (a)                                                                    11,005,645
                        4,141,373   Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-10 Class A6,
                                    5.67% due 5/25/2033 (a)                                                               4,150,304
                        1,434,534   Fremont Home Loan Trust Series 2006-A Class 2A1, 5.38% due 5/25/2036 (a)              1,434,717
                          316,889   Greenwich Capital Commercial Funding Corp. Series 2004-FL2A Class A2,
                                    5.501% due 11/05/2019 (a)                                                               317,032
                        2,474,183   Greenwich Capital Commercial Funding Corp. Series 2005-FL3A Class A2,
                                    5.521% due 10/05/2020 (a)                                                             2,474,183
                        5,000,000   IXIS Real Estate Capital Trust Series 2006-HE3 Class A1, 5.37% due 8/23/2007 (d)      5,000,000
                        1,417,000   Lehman Brothers Floating Rate Commercial Mortgage Trust Series 2006-CCL
                                    Class A1, 5.49% due 1/15/2021 (a)                                                     1,417,284
                        5,461,329   Residential Accredit Loans, Inc. Series 2005-QS12 Class A8, 5.672%
                                    due 8/25/2035 (a)                                                                     5,464,403
                        5,000,000   Soundview Home Equity Loan Trust Series 2006-EQ1 Class A1, 5.38%
                                    due 10/25/2036 (a)                                                                    5,000,000
                          878,895   Washington Mutual Series 2002-AR19 Class A8, 4.556% due 2/25/2033 (a)                   869,697
                                                                                                                       ------------
                                    TOTAL NON-U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                    (COST - $38,753,694) - 13.8%                                                         38,751,655
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK GOVERNMENT INCOME V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                          FACE
                         AMOUNT     SHORT-TERM SECURITIES                                                                  VALUE
                      -----------   ---------------------                                                              ------------
GOVERNMENT AGENCY
NOTE - 2.9%           $ 8,100,000   Federal Home Loan Bank System, 4.92% due 10/06/2006                                $  8,095,572
                                                                                                                       ------------

                       BENEFICIAL
                        INTEREST
                      $   500,442   BlackRock Liquidity Series, LLC Cash Sweep Series I, 5.18% (c)(e)                       500,442
                        6,210,000   BlackRock Liquidity Series, LLC Money Market Series, 5.33% (c)(e)(g)                  6,210,000
                                                                                                                       ------------
                                    TOTAL SHORT-TERM SECURITIES
                                    (COST - $14,806,014) - 5.3%
                                                                                                                         14,806,014
                                                                                                                       ------------
                                    TOTAL INVESTMENTS (COST - $355,944,878*) - 127.4%                                   358,447,820
                                    LIABILITIES IN EXCESS OF OTHER ASSETS - (27.4%)                                     (77,061,580)
                                                                                                                       ------------
                                    NET ASSETS - 100.0%                                                                $281,386,240
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $356,351,054
                                ============
Gross unrealized appreciation   $  4,747,610
Gross unrealized depreciation     (2,650,844)
                                ------------
Net unrealized appreciation     $  2,096,766
                                ============

+ Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(a)  Floating rate security.

(b) Securities which receive some or all of the interest portion of the underlying collateral and little or no principal. Interest only securities have either a nominal or a notional amount of principal.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                          NET      INTEREST
AFFILIATE                                              ACTIVITY     INCOME
---------                                             ----------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series I   $  500,442   $356,867
BlackRock Liquidity Series, LLC Money Market Series   $6,210,000   $    485

(d) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

(e)  Represents the current yield as of September 30, 2006.

(f)  Security, or a portion of security, is on loan.

(g)  Security was purchased with the cash proceeds from securities loans.

-    Swaps outstanding as of September 30, 2006 were as follows:

                                                        NOTIONAL     UNREALIZED
                                                         AMOUNT     DEPRECIATION
                                                      -----------   ------------
Receive (pay) a variable return based on the change
in the since inception return of the Lehman
Brothers MBS Fixed Rate Index and pay a floating
rate based on 1-month LIBOR minus 0.035%

Broker, UBS Warburg
Expires October 2006                                  $35,000,000           --

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK GOVERNMENT INCOME V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                                        NOTIONAL     UNREALIZED
                                                         AMOUNT     DEPRECIATION
                                                      -----------   ------------
Receive (pay) a variable return based on the change
in the since inception return of the Lehman
Brothers U.S. Treasury Index and pay a floating
rate based on 1-month LIBOR minus 0.12%

Broker, Lehman Brothers Special Finance
Expires November 2006                                 $45,000,000           --

Receive (pay) a variable return based on the change in the since inception return of the Lehman
Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.06%

Broker, UBS Warburg
Expires December 2006                                 $10,000,000           --

Receive a fixed rate of 4.17% and pay 3.50% on Treasury Inflation Protected Securities (TIPS) adjusted principal

Broker, Morgan Stanley Capital Services
Expires January 2011                                  $ 4,725,000    $(226,023)
                                                                     ---------
TOTAL                                                                $(226,023)
                                                                     =========

-    Financial futures contracts sold as of September 30, 2006 were as follows:

NUMBER OF                     EXPIRATION                   UNREALIZED
CONTRACTS       ISSUE            DATE        FACE VALUE   DEPRECIATION
---------   -------------   -------------   -----------   ------------
   139      10-Year U.S.
            Treasury Bond   December 2006   $14,861,861    $(158,827)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                     FACE
INDUSTRY                            AMOUNT     CORPORATE BONDS                                             VALUE
--------                         -----------   ---------------                                         ------------
AEROSPACE & DEFENSE - 2.9%       $   750,000   Alliant Techsystems, Inc., 6.75% due 4/01/2016          $    738,750
                                   1,600,000   Armor Holdings, Inc., 8.25% due 8/15/2013                  1,656,000
                                   1,000,000   DRS Technologies, Inc., 6.875% due 11/01/2013                987,500
                                     250,000   DRS Technologies, Inc., 6.625% due 2/01/2016                 245,625
                                     500,000   K&F Acquisition, Inc., 7.75% due 11/15/2014                  501,250
                                   1,025,000   L-3 Communications Corp., 6.375% due 10/15/2015              996,813
                                     275,000   Standard Aero Holdings, Inc., 8.25% due 9/01/2014            265,374
                                   1,200,000   Vought Aircraft Industries, Inc., 8% due 7/15/2011         1,101,000
                                                                                                       ------------
                                                                                                          6,492,312
                                                                                                       ------------
AIRLINES - 1.5%                    2,000,000   American Airlines, Inc. Class C, 7.80% due 4/01/2008       2,000,000
                                      43,632   Continental Airlines, Inc. Series 1998-1-C, 6.541%
                                               due 9/15/2009                                                 40,578
                                   1,356,744   Continental Airlines, Inc. Series 2001-1 Class  C,
                                               7.033% due 12/15/2012                                      1,326,216
                                                                                                       ------------
                                                                                                          3,366,794
                                                                                                       ------------
AUTOMOTIVE -1.0%                   1,150,000   Asbury Automotive Group, Inc., 8% due 3/15/2014            1,135,625
                                     250,000   AutoNation, Inc., 7.374% due 4/15/2013 (a)(f)                253,125
                                     750,000   General Motors Acceptance Corp., 6.75% due 12/01/2014        732,190
                                                                                                       ------------
                                                                                                          2,120,940
                                                                                                       ------------
BROADCASTING - 1.5%                  750,000   CMP Susquehanna Corp., 9.875% due 5/15/2014 (f)              705,000
                                     650,000   Entercom Radio LLC, 7.625% due 3/01/2014                     634,560
                                     750,000   LIN Television Corp., 6.50% due 5/15/2013                    699,375
                                     750,000   Radio One, Inc., 6.375% due 2/15/2013                        682,500
                                     500,000   Sinclair Broadcast Group, Inc., 8% due 3/15/2012             506,875
                                                                                                       ------------
                                                                                                          3,228,310
                                                                                                       ------------
CABLE - INTERNATIONAL - 0.1%         250,000   NTL Cable Plc, 9.125% due 8/15/2016                          258,125
                                                                                                       ------------
CABLE - U.S. - 2.9%                1,000,000   CSC Holdings, Inc. Series B, 7.625% due 4/01/2011          1,026,250
                                   1,500,000   Charter Communications Holdings II LLC, 10.25%
                                               due 9/15/2010                                              1,530,000
                                   1,950,000   Intelsat Subsidiary Holding Co. Ltd., 10.484%
                                               due 1/15/2012 (a)                                          1,976,810
                                   1,300,000   Intelsat Subsidiary Holding Co. Ltd., 8.25% due
                                               1/15/2013                                                  1,316,250
                                     450,000   Quebecor Media, Inc., 7.75% due 3/15/2016                    450,563
                                                                                                       ------------
                                                                                                          6,299,873
                                                                                                       ------------
CHEMICALS - 5.2%                     860,000   BCP Crystal Holdings Corp., 9.625% due 6/15/2014             933,100
                                     867,000   Huntsman International, LLC, 9.875% due 3/01/2009            903,848
                                   1,000,000   Ineos Group Holdings Plc, 8.50% due 2/15/2016 (f)            952,500
                                     200,000   Innophos, Inc., 8.875% due 8/15/2014                         198,500
                                     675,000   Invista B.V., 9.25% due 5/01/2012 (f)                        713,813
                                     925,000   Lyondell Chemical Co., 8% due 9/15/2014                      936,563
                                   1,000,000   Nalco Co., 7.75% due 11/15/2011                            1,020,000
                                   1,500,000   NewMarket Corp., 8.875% due 5/01/2010                      1,560,000
                                   1,900,000   Omnova Solutions, Inc., 11.25% due 6/01/2010               2,040,120
                                     500,000   Reichhold Industries, Inc., 9% due 8/15/2014 (f)             492,500
                                     917,000   Rockwood Specialties Group, Inc., 10.625% due
                                               5/15/2011                                                    981,190
                                     500,000   Tronox Worldwide LLC, 9.50% due 12/01/2012                   513,125
                                     300,000   Westlake Chemical Corp., 6.625% due 1/15/2016                285,000
                                                                                                       ------------
                                                                                                         11,530,259
                                                                                                       ------------
CONSUMER - NON-DURABLES - 5.0%       250,000   American Achievement Corp., 8.25% due 4/01/2012              252,500
                                     625,000   American Greetings Corp., 7.375% due 6/01/2016               634,375
                                   2,525,000   Chattem, Inc., 7% due 3/01/2014                            2,439,781
                                   1,275,000   Church & Dwight Co., Inc., 6% due 12/15/2012               1,220,815
                                     975,000   Elizabeth Arden, Inc., 7.75% due 1/15/2014                   955,500

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                     FACE
INDUSTRY                            AMOUNT     CORPORATE BONDS                                             VALUE
--------                         -----------   ---------------                                         ------------
                                 $   825,000   Hines Nurseries, Inc., 10.25% due 10/01/2011            $    744,560
                                     300,000   North Atlantic Trading Co., 9.25% due 3/01/2012              259,500
                                   1,500,000   Playtex Products, Inc., 8% due 3/01/2011                   1,556,250
                                   1,300,000   Quiksilver, Inc., 6.875% due 4/15/2015                     1,231,750
                                   2,000,000   Solo Cup Co., 8.50% due 2/15/2014                          1,727,500
                                                                                                       ------------
                                                                                                         11,022,531
                                                                                                       ------------
DIVERSIFIED MEDIA - 6.4%           1,525,000   CanWest Media, Inc., 8% due 9/15/2012                      1,505,938
                                     465,000   Dex Media East LLC, 9.875% due 11/15/2009                    489,994
                                     334,000   Dex Media East LLC, 12.125% due 11/15/2012                   372,828
                                   2,800,000   Dex Media West LLC, 8.50% due 8/15/2010                    2,891,000
                                   1,484,000   Dex Media West LLC, 9.875% due 8/15/2013                   1,602,720
                                   2,100,000   Houghton Mifflin Co., 8.25% due 2/01/2011                  2,157,750
                                     500,000   Lamar Media Corp., 7.25% due 1/01/2013                       503,125
                                     800,000   Nebraska Book Co., Inc., 8.625% due 3/15/2012                750,000
                                     750,000   Nielsen Finance LLC, 10% due 8/01/2014 (f)                   775,313
                                     750,000   Quebecor World Capital Corp., 8.75% due 3/15/2016 (f)        721,875
                                     400,000   RH Donnelley Corp., 6.875% due 1/15/2013                     365,000
                                     725,000   RH Donnelley Corp. Series A-2, 6.875% due 1/15/2013          661,563
                                   1,350,000   WDAC Subsidiary Corp., 8.375% due 12/01/2014 (f)           1,356,750
                                                                                                       ------------
                                                                                                         14,153,856
                                                                                                       ------------
ENERGY - EXPLORATION &               500,000   Chaparral Energy, Inc., 8.50% due 12/01/2015                 496,250
PRODUCTION - 4.4%                    700,000   Encore Acquisition Co., 6.25% due 4/15/2014                  654,500
                                   1,500,000   Plains Exploration & Production Co. Series B, 8.75%
                                               due 7/01/2012                                              1,586,250
                                     950,000   Pogo Producing Co., 7.875% due 5/01/2013 (f)                 967,813
                                   1,000,000   Quicksilver Resources, Inc., 7.125% due 4/01/2016            947,500
                                     750,000   Range Resources Corp., 6.375% due 3/15/2015                  712,500
                                     500,000   Stone Energy Corp., 8.124% due 7/15/2010 (a)(f)              495,625
                                     600,000   Stone Energy Corp., 6.75% due 12/15/2014                     600,000
                                   2,000,000   Western Oil Sands, Inc., 8.375% due 5/01/2012              2,145,000
                                   1,000,000   Whiting Petroleum Corp., 7.25% due 5/01/2013                 980,000
                                                                                                       ------------
                                                                                                          9,585,438
                                                                                                       ------------
ENERGY - OTHER - 3.2%                300,000   Copano Energy LLC, 8.125% due 3/01/2016                      303,750
                                     629,000   Dresser-Rand Group, Inc., 7.375% due 11/01/2014              617,993
                                     500,000   Ferrellgas Escrow LLC, 6.75% due 5/01/2014                   488,750
                                   1,200,000   Inergy LP, 6.875% due 12/15/2014                           1,149,000
                                   1,250,000   Pacific Energy Partners, LP, 7.125% due 6/15/2014          1,275,000
                                   1,000,000   SemGroup LP, 8.75% due 11/15/2015 (f)                      1,008,750
                                   2,250,000   Suburban Propane Partners, LP, 6.875% due 12/15/2013       2,171,250
                                                                                                       ------------
                                                                                                          7,014,493
                                                                                                       ------------
FINANCIAL - 0.4%                     575,000   Saxon Capital, Inc., 12% due 5/01/2014 (f)                   797,310
                                                                                                       ------------
FOOD & DRUG - 0.1%                   250,000   Stripes Acquisition LLC, 10.625% due 12/15/2013 (f)          266,250
                                                                                                       ------------
FOOD & TOBACCO - 1.3%                 89,780   Archibald Candy Corp., 10% due 11/01/2007 (d)                  5,718
                                     600,000   Constellation Brands, Inc., 7.25% due 9/01/2016              606,750
                                     475,000   Del Monte Corp., 8.625% due 12/15/2012                       498,156
                                     325,000   Del Monte Corp., 6.75% due 2/15/2015                         313,625
                                   1,350,000   Smithfield Foods, Inc. Series B, 8% due 10/15/2009         1,410,750
                                                                                                       ------------
                                                                                                          2,834,999
                                                                                                       ------------
GAMING - 3.9%                      1,125,000   Boyd Gaming Corp., 8.75% due 4/15/2012                     1,181,250
                                     475,000   Choctaw Resort Development Enterprise, 7.25% due
                                               11/15/2019 (f)                                               472,625
                                     263,000   Global Cash Access LLC, 8.75% due 3/15/2012                  276,150
                                   1,100,000   Herbst Gaming, Inc., 7% due 11/15/2014                     1,067,000

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                     FACE
INDUSTRY                            AMOUNT     CORPORATE BONDS                                             VALUE
--------                         -----------   ---------------                                         ------------
                                 $   500,000   Jacobs Entertainment Co., 9.75% due 6/15/2014 (f)       $    495,000
                                     500,000   MGM Mirage, 6.75% due 4/01/2013                              491,250
                                   1,000,000   Mohegan Tribal Gaming Authority, 6.125% due 2/15/2013        977,500
                                     625,000   Penn National Gaming, Inc., 6.75% due 3/01/2015              608,594
                                   1,600,000   Pinnacle Entertainment, Inc., 8.75% due 10/01/2013         1,698,000
                                     250,000   Turning Stone Resort Casino Enterprise, 9.125%
                                               due 9/15/2014 (f)                                            252,500
                                   1,000,000   Wynn Las Vegas LLC, 6.625% due 12/01/2014                    970,000
                                                                                                       ------------
                                                                                                          8,489,869
                                                                                                       ------------
HEALTH CARE - 2.1%                   425,000   Concentra Operating Corp., 9.125% due 6/01/2012              442,000
                                   1,500,000   DaVita, Inc., 7.25% due 3/15/2015                          1,473,750
                                   1,350,000   Elan Finance Plc, 7.75% due 11/15/2011                     1,314,563
                                     350,000   Mylan Laboratories, Inc., 6.375% due 8/15/2015               339,063
                                     750,000   Select Medical Corp., 7.625% due 2/01/2015                   631,875
                                     350,000   VWR International, Inc., 6.875% due 4/15/2012                348,250
                                                                                                       ------------
                                                                                                          4,549,501
                                                                                                       ------------
HOUSING - 4.8%                     1,100,000   Ashton Woods USA LLC, 9.50% due 10/01/2015                   951,500
                                   1,500,000   Builders FirstSource, Inc., 9.655% due 2/15/2012 (a)       1,470,000
                                     400,000   Building Materials Corp. of America, 8% due
                                               12/01/2008                                                   396,500
                                   1,500,000   Forest City Enterprises, Inc., 7.625% due 6/01/2015        1,530,000
                                     479,000   Goodman Global Holding Co., Inc., 8.329% due
                                               6/15/2012 (a)                                                485,586
                                   1,000,000   Goodman Global Holding Co., Inc., 7.875% due
                                               12/15/2012                                                   952,500
                                     750,000   Kimball Hill, Inc., 10.50% due 12/15/2012                    676,875
                                   1,075,000   Ply Gem Industries, Inc., 9% due 2/15/2012                   857,313
                                     600,000   Scranton Products, Inc., 10.50% due 7/01/2013                610,500
                                     500,000   Standard-Pacific Corp., 6.50% due 8/15/2010                  470,000
                                     225,000   Stanley-Martin Communities LLC, 9.75% due 8/15/2015          178,313
                                   1,000,000   Technical Olympic USA, Inc., 8.25% due 4/01/2011 (f)         921,250
                                     325,000   Texas Industries, Inc., 7.25% due 7/15/2013                  325,000
                                     675,000   US Concrete, Inc., 8.375% due 4/01/2014                      648,844
                                                                                                       ------------
                                                                                                         10,474,181
                                                                                                       ------------
INFORMATION TECHNOLOGY - 3.7%      1,312,000   Advanced Micro Devices, Inc., 7.75% due 11/01/2012         1,331,680
                                   1,175,000   MagnaChip Semiconductor SA, 8.64% due 12/15/2011 (a)         992,875
                                   1,575,000   SunGard Data Systems, Inc., 9.125% due 8/15/2013           1,630,125
                                   1,050,000   SunGard Data Systems, Inc., 9.973% due 8/15/2013 (a)       1,089,375
                                     675,000   Telcordia Technologies Inc., 10% due 3/15/2013 (f)           448,875
                                     900,000   Unisys Corp., 8% due 10/15/2012                              841,500
                                   1,875,000   Viasystems, Inc., 10.50% due 1/15/2011                     1,842,188
                                                                                                       ------------
                                                                                                          8,176,618
                                                                                                       ------------
LEISURE - 2.5%                       959,000   Felcor Lodging LP, 8.50% due 6/01/2011                     1,015,341
                                     750,000   HRP Myrtle Beach Operations LLC, 10.12% due
                                               4/01/2012 (a)(f)                                             748,125
                                   1,500,000   Host Marriott LP Series O, 6.375% due 3/15/2015            1,455,000
                                   2,500,000   True Temper Sports, Inc., 8.375% due 9/15/2011             2,237,500
                                                                                                       ------------
                                                                                                          5,455,966
                                                                                                       ------------
MANUFACTURING - 8.6%                 475,000   Airgas, Inc., 9.125% due 10/01/2011                          496,674
                                     750,000   CPI Holdco, Inc., 11.298% due 2/01/2015 (a)                  776,250
                                   2,500,000   Case New Holland, Inc., 9.25% due 8/01/2011                2,650,000
                                     500,000   Chart Industries, Inc., 9.125% due 10/15/2015 (f)            517,500
                                     652,000   Columbus McKinnon Corp., 10% due 8/01/2010                   705,790
                                   1,750,000   Douglas Dynamics LLC, 7.75% due 1/15/2012 (f)              1,653,750
                                     325,000   ERICO International Corp., 8.875% due 3/01/2012              336,375
                                     640,000   Invensys Plc, 9.875% due 3/15/2011 (f)                       691,200

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                     FACE
INDUSTRY                            AMOUNT     CORPORATE BONDS                                             VALUE
--------                         -----------   ---------------                                         ------------
                                 $   750,000   Itron, Inc., 7.75% due 5/15/2012                        $    772,500
                                     745,000   Mueller Group, Inc., 10% due 5/01/2012                       809,256
                                   1,250,000   Propex Fabrics, Inc., 10% due 12/01/2012                   1,134,375
                                     400,000   Sensata Technologies B.V., 8% due 5/01/2014 (f)              389,000
                                   1,850,000   Sensus Metering Systems, Inc., 8.625% due 12/15/2013       1,799,125
                                   1,500,000   Superior Essex Communications LLC, 9% due 4/15/2012        1,522,500
                                   1,250,000   Trimas Corp., 9.875% due 6/15/2012                         1,156,250
                                   2,600,000   Trinity Industries, Inc., 6.50% due 3/15/2014              2,541,500
                                   1,000,000   Valmont Industries, Inc., 6.875% due 5/01/2014               982,500
                                                                                                       ------------
                                                                                                         18,934,545
                                                                                                       ------------
METAL - OTHER - 1.5%               1,400,000   Foundation PA Coal Co., 7.25% due 8/01/2014                1,407,000
                                     625,000   Gibraltar Industries, Inc. Series B, 8% due
                                               12/01/2015                                                   618,750
                                   1,000,000   Novelis, Inc., 8.25% due 2/15/2015 (f)                       950,000
                                     250,000   Southern Copper Corp., 6.375% due 7/27/2015                  249,339
                                                                                                       ------------
                                                                                                          3,225,089
                                                                                                       ------------
PACKAGING - 3.2%                   1,000,000   Berry Plastics Holding Corp., 8.875% due 9/15/2014         1,005,000
                                               (f)
                                     300,000   Graham Packing Co., Inc., 8.50% due 10/15/2012               297,000
                                   1,000,000   Impress Holdings B.V., 8.512% due 9/15/2013 (a)(f)         1,007,500
                                     879,000   Owens-Brockway, 8.875% due 2/15/2009                         903,173
                                     500,000   Owens-Brockway, 8.25% due 5/15/2013                          512,500
                                   2,750,000   Owens-Illinois, Inc., 8.10% due 5/15/2007                  2,777,500
                                     500,000   Packaging Dynamics Finance Corp., 10% due 5/01/2016
                                               (f)                                                          505,000
                                                                                                       ------------
                                                                                                          7,007,673
                                                                                                       ------------
PAPER - 4.1%                         850,000   Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012              629,000
                                     100,000   Ainsworth Lumber Co. Ltd., 6.75% due 3/15/2014                70,000
                                     250,000   Boise Cascade LLC, 8.249% due 10/15/2012 (a)                 251,250
                                     325,000   Boise Cascade LLC, 7.125% due 10/15/2014                     303,063
                                     600,000   Bowater, Inc., 6.50% due 6/15/2013                           532,500
                                     750,000   Cascades, Inc., 7.25% due 2/15/2013                          731,250
                                   1,750,000   Domtar, Inc., 7.125% due 8/15/2015                         1,627,500
                                     875,000   Graphic Packaging International Corp., 8.50% due
                                               8/15/2011                                                    894,688
                                   1,200,000   Norampac, Inc., 6.75% due 6/01/2013                        1,134,000
                                   1,525,000   Norske Skog Canada Ltd. Series D, 8.625% due
                                               6/15/2011                                                  1,498,313
                                     250,000   P.H. Glatfelter Co., 7.125% due 5/01/2016 (f)                243,772
                                     500,000   Smurfit Kappa Funding Plc, 9.625% due 10/01/2012             527,500
                                     475,000   Verso Paper Holdings LLC, 9.125% due 8/01/2014 (f)           477,969
                                                                                                       ------------
                                                                                                          8,920,805
                                                                                                       ------------
RETAIL - 1.0%                      2,000,000   Neiman-Marcus Group, Inc., 9% due 10/15/2015               2,125,000
                                                                                                       ------------
SERVICE - 7.0%                       500,000   ALH Finance LLC, 8.50% due 1/15/2013                         488,750
                                     500,000   Ahern Rentals, Inc., 9.25% due 8/15/2013                     512,500
                                     900,000   Allied Waste North America, Inc., 7.875% due
                                               4/15/2013                                                    920,250
                                   1,000,000   Allied Waste North America, Inc. Series B, 7.375%
                                               due 4/15/2014                                                985,000
                                     500,000   Allied Waste North America, Inc. Series B, 7.25%
                                               due 3/15/2015                                                496,250
                                     250,000   Ashtead Capital, Inc., 9% due 8/15/2016 (f)                  260,000
                                     450,000   Avis Budget Car Rental LLC, 7.625% due 5/15/2014 (f)         436,500
                                     250,000   Avis Budget Car Rental LLC, 7.905% due 5/15/2014
                                               (a)(f)                                                       245,000
                                     625,000   Buhrmann US, Inc., 8.25% due 7/01/2014                       617,188
                                     850,000   Carriage Services, Inc., 7.875% due 1/15/2015                826,625
                                     725,000   Corrections Corp. of America, 7.50% due 5/01/2011            741,313
                                     325,000   Corrections Corp. of America, 6.75% due 1/31/2014            325,000
                                   1,000,000   Dycom Industries, Inc., 8.125% due 10/15/2015              1,010,000

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                     FACE
INDUSTRY                            AMOUNT     CORPORATE BONDS                                             VALUE
--------                         -----------   ---------------                                         ------------
                                 $   425,000   FTI Consulting, Inc., 7.625% due 6/15/2013              $    429,250
                                   2,250,000   The Geo Group, Inc., 8.25% due 7/15/2013                   2,250,000
                                     925,000   MSW Energy Holdings II LLC, 7.375% due 9/01/2010             925,000
                                     425,000   Mac-Gray Corp., 7.625% due 8/15/2015                         433,500
                                     500,000   United Rentals North America, Inc., 6.50% due
                                               2/15/2012                                                    482,500
                                   2,750,000   United Rentals North America, Inc., 7% due 2/15/2014       2,585,000
                                     500,000   WCA Waste Corp., 9.25% due 6/15/2014 (f)                     518,750
                                                                                                       ------------
                                                                                                         15,488,376
                                                                                                       ------------
STEEL - 0.6%                       1,250,000   Ucar Finance, Inc., 10.25% due 2/15/2012                   1,312,500
                                                                                                       ------------
TELECOMMUNICATIONS - 2.0%          1,000,000   Cincinnati Bell, Inc., 7% due 2/15/2015                      980,000
                                     474,000   Inmarsat Finance Plc, 7.625% due 6/30/2012                   488,220
                                     575,000   Nordic Telephone Co. Holdings ApS, 8.875%
                                               due 5/01/2016 (f)                                            604,469
                                     500,000   Qwest Communications International, Inc., 7.50%
                                               due 2/15/2014                                                501,250
                                     750,000   Qwest Corp., 8.64% due 6/15/2013 (a)                         802,500
                                     489,000   Tele Norte Leste Participacoes SA Series B, 8%
                                               due 12/18/2013                                               515,895
                                     500,000   Windstream Corp., 8.125% due 8/01/2013 (f)                   530,625
                                                                                                       ------------
                                                                                                          4,422,959
                                                                                                       ------------
TRANSPORTATION - 1.1%                800,000   OMI Corp., 7.625% due 12/01/2013                             808,000
                                   1,500,000   Overseas Shipholding Group, 8.25% due 3/15/2013            1,552,500
                                                                                                       ------------
                                                                                                          2,360,500
                                                                                                       ------------
UTILITY - 7.6%                       674,000   The AES Corp., 9.375% due 9/15/2010                          727,920
                                   1,000,000   The AES Corp., 8.75% due 5/15/2013 (f)                     1,072,500
                                   1,434,432   AES Eastern Energy LP Series 1999-A, 9% due 1/02/2017      1,577,875
                                     500,000   AES Gener SA, 7.50% due 3/25/2014                            519,256
                                     400,000   Colorado Interstate Gas Co., 5.95% due 3/15/2015             382,528
                                   2,540,000   ESI Tractebel Acquisition Corp. Series B, 7.99%
                                               due 12/30/2011                                             2,619,830
                                   1,000,000   Edison Mission Energy, 7.50% due 6/15/2013 (f)             1,010,000
                                     455,935   FPL Energy National Wind, 6.125% due 3/25/2019 (f)           443,465
                                     750,000   NRG Energy, Inc., 7.25% due 2/01/2014                        744,375
                                   1,940,000   Nevada Power Co., 9% due 8/15/2013                         2,116,746
                                     475,000   NorthWestern Corp., 5.875% due 11/01/2014                    467,259
                                   1,150,000   Reliant Energy, Inc., 6.75% due 12/15/2014                 1,093,938
                                   1,750,000   SEMCO Energy, Inc., 7.75% due 5/15/2013                    1,758,458
                                     325,000   Southern Natural Gas Co., 8.875% due 3/15/2010               340,816
                                     726,908   Tenaska Alabama Partners LP, 7% due 6/30/2021 (f)            712,307
                                   1,000,000   Transcontinental Gas Pipe Line Corp. Series B, 7%
                                               due 8/15/2011                                              1,025,000
                                                                                                       ------------
                                                                                                         16,612,273
                                                                                                       ------------
WIRELESS COMMUNICATIONS - 1.5%     1,350,000   American Towers, Inc., 7.25% due 12/01/2011                1,390,500
                                     250,000   Digicel Ltd., 9.25% due 9/01/2012 (f)                        259,375
                                     250,000   Rogers Wireless Communications, Inc., 8.515%
                                               due 12/15/2010 (a)                                           254,375
                                   1,500,000   Rogers Wireless Communications, Inc., 6.375%
                                               due 3/01/2014                                              1,494,375
                                                                                                       ------------
                                                                                                          3,398,625
                                                                                                       ------------
                                               TOTAL CORPORATE BONDS (COST - $199,170,408) - 91.1%      199,925,970
                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                    SHARES
INDUSTRY                             HELD      COMMON STOCKS                                               VALUE
--------                         -----------   -------------                                           ------------
MANUFACTURING - 0.4%                  33,870   Medis Technologies Ltd. (c)                             $    836,928
                                                                                                       ------------
                                               TOTAL COMMON STOCKS (COST - $744,580) - 0.4%                 836,928
                                                                                                       ------------
                                               PREFERRED SECURITIES
                                               PREFERRED STOCKS
TELECOMMUNICATIONS - 0.0%                 47   PTV, Inc. Series A, 10%                                          139
                                                                                                       ------------
                                               TOTAL PREFERRED STOCKS (COST - $3,877) - 0.0%                    139
                                                                                                      ------------
                                     FACE
                                    AMOUNT     TRUST PREFERRED
STEEL - 0.9%                     $ 1,980,000   United States Steel LLC, 2.50% due 12/31/2031              2,089,115
                                                                                                       ------------
                                               TOTAL TRUST PREFERRED (COST - $1,854,600) - 0.9%           2,089,115
                                                                                                       ------------
                                               TOTAL PREFERRED SECURITIES  (COST - $1,858,477) -
                                               0.9%                                                       2,089,254
                                                                                                       ------------
                                    SHARES
                                     HELD      WARRANTS (E)
CABLE - INTERNATIONAL - 0.0%          22,461   NTL, Inc. (expires 1/13/2011)                                  8,086
                                                                                                       ------------
                                               TOTAL WARRANTS (COST - $22,461) - 0.0%                         8,086
                                                                                                       ------------
                                  BENEFICIAL
                                   INTEREST    SHORT-TERM SECURITIES
                                 $13,741,103   BlackRock Liquidity Series,
                                               LLC Cash Sweep Series I, 5.18% (b)(g)                     13,741,103
                                                                                                       ------------
                                               TOTAL SHORT-TERM SECURITIES
                                               (COST - $13,741,103) - 6.3%                               13,741,103
                                                                                                       ------------
                                               TOTAL INVESTMENTS (COST - $215,537,029*) - 98.7%         216,601,341
                                               OTHER ASSETS LESS LIABILITIES - 1.3%                       2,881,264
                                                                                                       ------------
                                               NET ASSETS - 100.0%                                     $219,482,605
                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $215,743,108
                                ============
Gross unrealized appreciation   $  5,013,380
Gross unrealized depreciation     (4,155,147)
                                ------------
Net unrealized appreciation     $    858,233
                                ============

(a)  Floating rate security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                  NET      INTEREST
AFFILIATE                      ACTIVITY     INCOME
---------                     ----------   --------
BlackRock Liquidity Series,
LLC Cash Sweep Series I       (1,946,454)  $490,780

(c)  Non-income producing security.

(d) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(e) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(f) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(g)  Represents the current yield as of September 30, 2006.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                       SHARES
INDUSTRY                                HELD      COMMON STOCKS                                          VALUE
--------                            -----------   -------------                                      ------------
AEROSPACE & DEFENSE - 2.3%               20,028   Boeing Co.                                         $  1,579,208
                                          9,628   General Dynamics Corp.                                  690,039
                                          3,463   Goodrich Corp.                                          140,321
                                         20,063   Honeywell International, Inc.                           820,577
                                          2,729   L-3 Communications Holdings, Inc.                       213,763
                                          8,533   Lockheed Martin Corp.                                   734,350
                                          8,240   Northrop Grumman Corp.                                  560,897
                                         11,846   Raytheon Co.                                            568,726
                                          4,883   Rockwell Collins, Inc.                                  267,784
                                         25,264   United Technologies Corp.                             1,600,474
                                                                                                     ------------
                                                                                                        7,176,139
                                                                                                     ------------
AIR FREIGHT & LOGISTICS - 0.9%            7,355   FedEx Corp.                                             799,341
                                         27,500   United Parcel Service, Inc. Class B                   1,978,350
                                                                                                     ------------
                                                                                                        2,777,691
                                                                                                     ------------
AIRLINES - 0.1%                          18,575   Southwest Airlines Co.                                  309,460
                                                                                                     ------------
AUTO COMPONENTS - 0.1%                    4,934   The Goodyear Tire & Rubber Co. (a)                       71,543
                                          5,046   Johnson Controls, Inc.                                  362,000
                                                                                                     ------------
                                                                                                          433,543
                                                                                                     ------------
AUTOMOBILES - 0.4%                       46,571   Ford Motor Co. (a)                                      376,759
                                         14,683   General Motors Corp. (e)                                488,357
                                          6,352   Harley-Davidson, Inc.                                   398,588
                                                                                                     ------------
                                                                                                        1,263,704
                                                                                                     ------------
BEVERAGES - 2.2%                         18,531   Anheuser-Busch Cos., Inc.                               880,408
                                          2,418   Brown-Forman Corp. Class B                              185,340
                                         51,196   The Coca-Cola Co.                                     2,287,437
                                          8,337   Coca-Cola Enterprises, Inc.                             173,660
                                          5,600   Constellation Brands, Inc. Class A (a)                  161,168
                                          1,441   Molson Coors Brewing Co. Class B                         99,285
                                          4,204   Pepsi Bottling Group, Inc.                              149,242
                                         41,239   PepsiCo, Inc.                                         2,691,257
                                                                                                     ------------
                                                                                                        6,627,797
                                                                                                     ------------
BIOTECHNOLOGY - 1.2%                     29,323   Amgen, Inc. (a)                                       2,097,474
                                          8,126   Biogen Idec, Inc. (a)                                   363,070
                                          6,200   Genzyme Corp. (a)                                       418,314
                                         11,000   Gilead Sciences, Inc. (a)                               755,700
                                          5,558   Medimmune, Inc. (a)                                     162,349
                                                                                                     ------------
                                                                                                        3,796,907
                                                                                                     ------------
BUILDING PRODUCTS - 0.2%                  4,000   American Standard Cos., Inc.                            167,880
                                         10,951   Masco Corp.                                             300,276
                                                                                                     ------------
                                                                                                          468,156
                                                                                                     ------------
CAPITAL MARKETS - 3.6%                    5,395   Ameriprise Financial, Inc.                              253,026
                                         18,132   The Bank of New York Co., Inc.                          639,334
                                          2,853   The Bear Stearns Cos., Inc.                             399,705
                                         27,065   The Charles Schwab Corp.                                484,464
                                          9,900   E*Trade Financial Corp. (a)                             236,808
                                          3,000   Federated Investors, Inc. Class B                       101,430
                                          4,022   Franklin Resources, Inc.                                425,327
                                         10,800   Goldman Sachs Group, Inc.                             1,827,036
                                          6,111   Janus Capital Group, Inc.                               120,509
                                          3,200   Legg Mason, Inc.                                        322,752
                                         13,000   Lehman Brothers Holdings, Inc.                          960,180

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                       SHARES
INDUSTRY                                HELD      COMMON STOCKS                                          VALUE
--------                            -----------   -------------                                      ------------
                                          9,511   Mellon Financial Corp.                             $    371,880
                                         22,179   Merrill Lynch & Co., Inc. (b)                         1,734,841
                                         26,863   Morgan Stanley                                        1,958,581
                                          4,101   Northern Trust Corp.                                    239,621
                                          7,793   State Street Corp.                                      486,283
                                          7,186   T. Rowe Price Group, Inc.                               343,850
                                                                                                     ------------
                                                                                                       10,905,627
                                                                                                     ------------
CHEMICALS - 1.5%                          5,389   Air Products & Chemicals, Inc.                          357,668
                                          1,391   Ashland, Inc.                                            88,718
                                         23,236   The Dow Chemical Co.                                    905,739
                                         22,296   E.I. du Pont de Nemours & Co.                           955,161
                                          1,458   Eastman Chemical Co.                                     78,761
                                          5,176   Ecolab, Inc.                                            221,636
                                          3,176   Hercules, Inc. (a)                                       50,086
                                          2,699   International Flavors & Fragrances, Inc.                106,718
                                         13,034   Monsanto Co.                                            612,728
                                          3,643   PPG Industries, Inc.                                    244,372
                                          8,654   Praxair, Inc.                                           511,971
                                          4,288   Rohm & Haas Co.                                         203,037
                                          1,917   Sigma-Aldrich Corp.                                     145,059
                                                                                                     ------------
                                                                                                        4,481,654
                                                                                                     ------------
COMMERCIAL BANKS - 4.2%                   9,630   AmSouth Bancorp                                         279,655
                                         14,196   BB&T Corp.                                              621,501
                                          3,526   Comerica, Inc.                                          200,700
                                          4,500   Commerce Bancorp, Inc.                                  165,195
                                          3,753   Compass Bancshares, Inc.                                213,846
                                         13,119   Fifth Third Bancorp                                     499,572
                                          2,300   First Horizon National Corp.                             87,423
                                          7,305   Huntington Bancshares, Inc.                             174,809
                                         10,903   KeyCorp                                                 408,208
                                          2,200   M&T Bank Corp.                                          263,912
                                          5,900   Marshall & Ilsley Corp.                                 284,262
                                         14,225   National City Corp.                                     520,635
                                         11,611   North Fork Bancorp., Inc.                               332,539
                                          6,964   PNC Financial Services Group, Inc. (b)                  504,472
                                         12,215   Regions Financial Corp.                                 449,390
                                          8,696   SunTrust Banks, Inc.                                    672,027
                                          8,810   Synovus Financial Corp.                                 258,750
                                         44,904   U.S. Bancorp                                          1,491,711
                                         41,745   Wachovia Corp.                                        2,329,371
                                         84,206   Wells Fargo & Co.                                     3,046,573
                                          2,524   Zions Bancorp.                                          201,440
                                                                                                     ------------
                                                                                                       13,005,991
                                                                                                     ------------
COMMERCIAL SERVICES & SUPPLIES -          7,194   Allied Waste Industries, Inc. (a)                        81,076
0.6%                                      2,867   Avery Dennison Corp.                                    172,507
                                          4,036   Cintas Corp.                                            164,790
                                          3,879   Equifax, Inc.                                           142,398
                                          2,771   Monster Worldwide, Inc. (a)                             100,282
                                          6,215   Pitney Bowes, Inc.                                      275,759
                                          6,244   RR Donnelley & Sons Co.                                 205,802
                                          4,786   Robert Half International, Inc.                         162,580
                                         14,410   Waste Management, Inc.                                  528,559
                                                                                                     ------------
                                                                                                        1,833,753
                                                                                                     ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                       SHARES
INDUSTRY                                HELD      COMMON STOCKS                                          VALUE
--------                            -----------   -------------                                      ------------
COMMUNICATIONS EQUIPMENT - 2.8%           2,121   ADC Telecommunications, Inc. (a)                   $     31,815
                                         12,413   Avaya, Inc. (a)                                         142,005
                                          2,315   Ciena Corp. (a)                                          63,076
                                        152,715   Cisco Systems, Inc. (a)                               3,512,445
                                          4,276   Comverse Technology, Inc. (a)                            91,677
                                         38,558   Corning, Inc. (a)                                       941,201
                                         34,677   JDS Uniphase Corp. (a)                                   75,943
                                         14,400   Juniper Networks, Inc. (a)                              248,832
                                        116,142   Lucent Technologies, Inc. (a)                           271,772
                                         62,136   Motorola, Inc.                                        1,553,400
                                         41,368   QUALCOMM, Inc.                                        1,503,727
                                          9,633   Tellabs, Inc. (a)                                       105,578
                                                                                                     ------------
                                                                                                        8,541,471
                                                                                                     ------------
COMPUTERS & PERIPHERALS - 3.5%           21,290   Apple Computer, Inc. (a)                              1,639,969
                                         56,376   Dell, Inc. (a)                                        1,287,628
                                         57,704   EMC Corp. (a)                                           691,294
                                         69,143   Hewlett-Packard Co.                                   2,536,857
                                         38,434   International Business Machines Corp.                 3,149,282
                                          2,807   Lexmark International, Inc. Class A (a)                 161,852
                                          3,940   NCR Corp. (a)                                           155,551
                                          8,765   Network Appliance, Inc. (a)                             324,393
                                          3,086   QLogic Corp. (a)                                         58,325
                                          4,900   Sandisk Corp. (a)                                       262,346
                                         88,012   Sun Microsystems, Inc. (a)                              437,420
                                                                                                     ------------
                                                                                                       10,704,917
                                                                                                     ------------
CONSTRUCTION & ENGINEERING - 0.0%         1,874   Fluor Corp.                                             144,092
                                                                                                     ------------
CONSTRUCTION MATERIALS - 0.1%             2,750   Vulcan Materials Co.                                    215,187
                                                                                                     ------------
CONSUMER FINANCE - 0.9%                  30,678   American Express Co.                                  1,720,422
                                          7,732   Capital One Financial Corp.                             608,199
                                         10,323   SLM Corp.                                               536,589
                                                                                                     ------------
                                                                                                        2,865,210
                                                                                                     ------------
CONTAINERS & PACKAGING - 0.2%             3,236   Ball Corp.                                              130,896
                                          2,556   Bemis Co.                                                83,990
                                          4,267   Pactiv Corp. (a)                                        121,268
                                          2,260   Sealed Air Corp.                                        122,311
                                          3,308   Temple-Inland, Inc.                                     132,651
                                                                                                     ------------
                                                                                                          591,116
                                                                                                     ------------
DISTRIBUTORS - 0.1%                       4,938   Genuine Parts Co.                                       212,976
DIVERSIFIED CONSUMER SERVICES -           3,300   Apollo Group, Inc. Class A (a)                          162,492
0.1%                                      7,262   H&R Block, Inc.                                         157,876
                                                                                                     ------------
                                                                                                          320,368
                                                                                                     ------------
DIVERSIFIED FINANCIAL SERVICES -        113,169   Bank of America Corp.                                 6,062,463
5.7%                                      4,900   CIT Group, Inc.                                         238,287
                                            800   Chicago Mercantile Exchange Holdings, Inc.              382,600
                                        123,751   Citigroup, Inc.                                       6,146,712
                                         87,368   JPMorgan Chase & Co.                                  4,102,801
                                          6,304   Moody's Corp.                                           412,156
                                                                                                     ------------
                                                                                                       17,345,019
                                                                                                     ------------
DIVERSIFIED TELECOMMUNICATION            97,169   AT&T, Inc.                                            3,163,823
SERVICES - 2.9%                          45,425   BellSouth Corp.                                       1,941,919
                                          3,602   CenturyTel, Inc.                                        142,891
                                          9,903   Citizens Communications Co.                             139,038

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                       SHARES
INDUSTRY                                HELD      COMMON STOCKS                                          VALUE
--------                            -----------   -------------                                      ------------
                                          3,284   Embarq Corp.                                       $    158,847
                                         41,096   Qwest Communications International Inc. (a)             358,357
                                         73,418   Verizon Communications, Inc.                          2,726,010
                                         10,402   Windstream Corp.                                        137,202
                                                                                                     ------------
                                                                                                        8,768,087
                                                                                                     ------------
ELECTRIC UTILITIES - 1.5%                 3,522   Allegheny Energy, Inc. (a)                              141,479
                                          9,018   American Electric Power Co., Inc.                       327,985
                                          8,696   Edison International                                    362,101
                                          4,772   Entergy Corp.                                           373,314
                                         17,078   Exelon Corp.                                          1,033,902
                                         10,514   FPL Group, Inc.                                         473,130
                                          7,688   FirstEnergy Corp.                                       429,452
                                         10,458   PPL Corp.                                               344,068
                                          2,624   Pinnacle West Capital Corp.                             118,211
                                          7,029   Progress Energy, Inc. (e)                               318,976
                                         17,618   The Southern Co.                                        607,116
                                                                                                     ------------
                                                                                                        4,529,734
                                                                                                     ------------
ELECTRICAL EQUIPMENT - 0.5%               4,976   American Power Conversion Corp.                         109,273
                                          2,515   Cooper Industries Ltd. Class A                          214,328
                                          9,775   Emerson Electric Co.                                    819,732
                                          4,783   Rockwell Automation, Inc.                               277,892
                                                                                                     ------------
                                                                                                        1,421,225
                                                                                                     ------------
ELECTRONIC EQUIPMENT &                    9,662   Agilent Technologies, Inc. (a)                          315,851
INSTRUMENTS - 0.3%                        4,515   Jabil Circuit, Inc.                                     128,994
                                          4,163   Molex, Inc.                                             162,232
                                         15,009   Sanmina-SCI Corp. (a)                                    56,134
                                         27,435   Solectron Corp. (a)                                      89,438
                                          7,409   Symbol Technologies, Inc.                               110,098
                                          2,531   Tektronix, Inc.                                          73,222
                                                                                                     ------------
                                                                                                          935,969
                                                                                                     ------------
ENERGY EQUIPMENT & SERVICES -             8,300   BJ Services Co.                                         250,079
1.7%                                      7,908   Baker Hughes, Inc.                                      539,326
                                         26,104   Halliburton Co.                                         742,659
                                          7,192   Nabors Industries Ltd. (a)                              213,962
                                          4,701   National Oilwell Varco, Inc. (a)                        275,244
                                          3,087   Noble Corp.                                             198,124
                                          2,135   Rowan Cos., Inc.                                         67,530
                                         29,790   Schlumberger Ltd.                                     1,847,874
                                          4,900   Smith International, Inc.                               190,120
                                          7,711   Transocean, Inc. (a)                                    564,677
                                          8,100   Weatherford International Ltd. (a)                      337,932
                                                                                                     ------------
                                                                                                        5,227,527
                                                                                                     ------------
FOOD & STAPLES RETAILING - 2.3%          19,814   CVS Corp.                                               636,426
                                         11,205   Costco Wholesale Corp.                                  556,664
                                         18,926   The Kroger Co.                                          437,948
                                          5,238   SUPERVALU Inc.                                          155,307
                                         14,671   SYSCO Corp.                                             490,745
                                         11,847   Safeway, Inc.                                           359,556
                                         62,216   Wal-Mart Stores, Inc.                                 3,068,493
                                         25,744   Walgreen Co.                                          1,142,776
                                          3,500   Whole Foods Market, Inc.                                208,005
                                                                                                     ------------
                                                                                                        7,055,920
                                                                                                     ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                       SHARES
INDUSTRY                                HELD      COMMON STOCKS                                          VALUE
--------                            -----------   -------------                                      ------------
FOOD PRODUCTS - 1.1%                     16,882   Archer-Daniels-Midland Co.                         $    639,490
                                          5,593   Campbell Soup Co.                                       204,145
                                         11,732   ConAgra Foods, Inc.                                     287,199
                                          3,500   Dean Foods Co. (a)                                      147,070
                                          8,208   General Mills, Inc.                                     464,573
                                          7,549   HJ Heinz Co.                                            316,530
                                          3,948   The Hershey Co.                                         211,021
                                          5,589   Kellogg Co.                                             276,767
                                          3,900   McCormick & Co., Inc.                                   148,122
                                         17,117   Sara Lee Corp.                                          275,070
                                          7,600   Tyson Foods, Inc. Class A                               120,688
                                          6,170   Wm. Wrigley Jr. Co.                                     284,190
                                                                                                     ------------
                                                                                                        3,374,865
                                                                                                     ------------
GAS UTILITIES - 0.0%                        429   Nicor, Inc.                                              18,344
                                            185   Peoples Energy Corp.                                      7,520
                                                                                                     ------------
                                                                                                           25,864
                                                                                                     ------------
HEALTH CARE EQUIPMENT & SUPPLIES            973   Bausch & Lomb, Inc.                                      48,776
- 1.5%                                   16,158   Baxter International, Inc.                              734,543
                                          6,388   Becton Dickinson & Co.                                  451,440
                                          5,425   Biomet, Inc.                                            174,631
                                         28,425   Boston Scientific Corp. (a)                             420,406
                                          2,254   CR Bard, Inc.                                           169,050
                                          4,352   Hospira, Inc. (a)                                       166,551
                                         29,262   Medtronic, Inc.                                       1,358,927
                                          8,688   St. Jude Medical, Inc. (a)                              306,599
                                          6,896   Stryker Corp.                                           341,973
                                          5,816   Zimmer Holdings, Inc. (a)                               392,580
                                                                                                     ------------
                                                                                                        4,565,476
                                                                                                     ------------
HEALTH CARE PROVIDERS & SERVICES         13,572   Aetna, Inc.                                             536,773
- 2.7%                                    4,570   AmerisourceBergen Corp.                                 206,564
                                         10,237   Cardinal Health, Inc.                                   672,980
                                         11,050   Caremark Rx, Inc.                                       626,204
                                          2,863   Cigna Corp.                                             333,024
                                          3,650   Coventry Health Care, Inc. (a)                          188,048
                                          3,400   Express Scripts, Inc. (a)                               256,666
                                          9,975   HCA, Inc.                                               497,653
                                          5,400   Health Management Associates, Inc. Class A              112,860
                                          3,857   Humana, Inc. (a)                                        254,909
                                          2,800   Laboratory Corp. of America Holdings (a)                183,596
                                          1,349   Manor Care, Inc.                                         70,526
                                          7,207   McKesson Corp.                                          379,953
                                          6,983   Medco Health Solutions, Inc. (a)                        419,748
                                          2,900   Patterson Cos., Inc. (a)                                 97,469
                                          4,500   Quest Diagnostics, Inc.                                 275,220
                                         13,312   Tenet Healthcare Corp. (a)                              108,360
                                         34,158   UnitedHealth Group, Inc.                              1,680,574
                                         15,904   WellPoint, Inc. (a)                                   1,225,403
                                                                                                     ------------
                                                                                                        8,126,530
                                                                                                     ------------
HEALTH CARE TECHNOLOGY - 0.0%             5,914   IMS Health, Inc.                                        157,549
                                                                                                     ------------
HOTELS, RESTAURANTS & LEISURE -          10,573   Carnival Corp.                                          497,248
1.5%                                      3,061   Darden Restaurants, Inc.                                130,001
                                          5,055   Harrah's Entertainment, Inc.                            335,804

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                       SHARES
INDUSTRY                                HELD      COMMON STOCKS                                          VALUE
--------                            -----------   -------------                                      ------------
                                          8,763   Hilton Hotels Corp.                                $    244,050
                                          9,008   International Game Technology (e)                       373,832
                                          7,866   Marriott International, Inc. Class A                    303,942
                                         30,272   McDonald's Corp.                                      1,184,241
                                         18,244   Starbucks Corp. (a)                                     621,208
                                          5,009   Starwood Hotels & Resorts Worldwide, Inc.               286,465
                                          2,519   Wendy's International, Inc.                             168,773
                                          4,765   Wyndham Worldwide Corp. (a)                             133,277
                                          7,342   Yum! Brands, Inc.                                       382,151
                                                                                                     ------------
                                                                                                        4,660,992
                                                                                                     ------------
HOUSEHOLD DURABLES - 0.6%                 1,685   Black & Decker Corp.                                    133,705
                                          2,872   Centex Corp.                                            151,125
                                          7,200   DR Horton, Inc.                                         172,440
                                          3,399   Fortune Brands, Inc.                                    255,299
                                          1,900   Harman International Industries, Inc.                   158,536
                                          1,578   KB Home                                                  69,116
                                          5,355   Leggett & Platt, Inc.                                   134,036
                                          3,050   Lennar Corp. Class A                                    138,013
                                          7,885   Newell Rubbermaid, Inc.                                 223,303
                                          5,784   Pulte Homes, Inc.                                       184,278
                                          1,541   Snap-On, Inc.                                            68,651
                                          2,141   The Stanley Works                                       106,729
                                          2,113   Whirlpool Corp.                                         177,724
                                                                                                     ------------
                                                                                                        1,972,955
                                                                                                     ------------
HOUSEHOLD PRODUCTS - 2.2%                 3,268   Clorox Co.                                              205,884
                                         12,385   Colgate-Palmolive Co.                                   769,109
                                         11,021   Kimberly-Clark Corp.                                    720,333
                                         79,984   The Procter & Gamble Co.                              4,957,408
                                                                                                     ------------
                                                                                                        6,652,734
                                                                                                     ------------
IT SERVICES - 0.9%                        2,700   Affiliated Computer Services, Inc. Class A (a)          140,022
                                         14,155   Automatic Data Processing, Inc.                         670,098
                                          4,308   Computer Sciences Corp. (a)                             211,609
                                          4,434   Convergys Corp. (a)                                      91,562
                                         13,738   Electronic Data Systems Corp.                           336,856
                                         18,508   First Data Corp.                                        777,336
                                          3,955   Fiserv, Inc. (a)                                        186,241
                                          7,760   Paychex, Inc.                                           285,956
                                          3,923   Sabre Holdings Corp. Class A                             91,759
                                          9,669   Unisys Corp. (a)                                         54,726
                                                                                                     ------------
                                                                                                        2,846,165
                                                                                                     ------------
INDEPENDENT POWER PRODUCERS &            17,422   The AES Corp. (a)                                       355,235
ENERGY TRADERS - 0.5%                     4,852   Constellation Energy Group, Inc.                        287,238
                                         12,046   Dynegy, Inc. Class A (a)                                 66,735
                                         11,516   TXU Corp.                                               719,980
                                                                                                     ------------
                                                                                                        1,429,188
                                                                                                     ------------
INDUSTRIAL CONGLOMERATES - 4.0%          18,846   3M Co.                                                1,402,519
                                        259,165   General Electric Co.                                  9,148,525
                                          2,880   Textron, Inc.                                           252,000
                                         49,863   Tyco International Ltd.                               1,395,665
                                                                                                     ------------
                                                                                                       12,198,709
                                                                                                     ------------
INSURANCE - 4.8%                          7,600   ACE Ltd.                                                415,948
                                          3,032   AMBAC Financial Group, Inc.                             250,898

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                       SHARES
INDUSTRY                                HELD      COMMON STOCKS                                          VALUE
--------                            -----------   -------------                                      ------------
                                          8,575   AON Corp.                                          $    290,435
                                         13,042   Aflac, Inc.                                             596,802
                                         15,545   The Allstate Corp.                                      975,138
                                         65,007   American International Group, Inc.                    4,307,364
                                          9,696   Chubb Corp.                                             503,804
                                          4,866   Cincinnati Financial Corp.                              233,860
                                         10,500   Genworth Financial, Inc. Class A                        367,605
                                          7,277   Hartford Financial Services Group, Inc.                 631,280
                                          7,652   Lincoln National Corp.                                  475,036
                                         11,028   Loews Corp.                                             417,961
                                          3,788   MBIA, Inc.                                              232,735
                                         12,960   Marsh & McLennan Cos., Inc.                             364,824
                                         18,453   MetLife, Inc.                                         1,045,916
                                          7,300   Principal Financial Group, Inc.                         396,244
                                         20,500   The Progressive Corp.                                   503,070
                                         12,100   Prudential Financial, Inc.                              922,625
                                          3,444   Safeco Corp.                                            202,955
                                         16,637   The St. Paul Travelers Cos., Inc.                       780,109
                                          2,997   Torchmark Corp.                                         189,141
                                          8,389   UnumProvident Corp.                                     162,663
                                          4,355   XL Capital Ltd. Class A                                 299,189
                                                                                                     ------------
                                                                                                       14,565,602
                                                                                                     ------------
INTERNET & CATALOG RETAIL - 0.1%          7,600   Amazon.com, Inc. (a)                                    244,112
                                                                                                     ------------
INTERNET SOFTWARE & SERVICES -           28,800   eBay, Inc. (a)                                          816,768
1.3%                                      5,330   Google, Inc. Class A (a)                              2,142,127
                                          7,000   VeriSign, Inc. (a)                                      141,400
                                         31,660   Yahoo!, Inc. (a)                                        800,365
                                                                                                     ------------
                                                                                                        3,900,660
                                                                                                     ------------
LEISURE EQUIPMENT & PRODUCTS -            1,876   Brunswick Corp.                                          58,512
0.2%                                      6,311   Eastman Kodak Co.                                       141,366
                                          4,945   Hasbro, Inc.                                            112,499
                                          8,480   Mattel, Inc.                                            167,056
                                                                                                     ------------
                                                                                                          479,433
                                                                                                     ------------
LIFE SCIENCES TOOLS & SERVICES -          5,252   Applera Corp. - Applied Biosystems Group                173,894
0.3%                                      3,400   Fisher Scientific International (a)                     266,016
                                          1,531   Millipore Corp. (a)                                      93,850
                                          3,609   PerkinElmer, Inc.                                        68,318
                                          4,536   Thermo Electron Corp. (a)                               178,401
                                          3,000   Waters Corp. (a)                                        135,840
                                                                                                     ------------
                                                                                                          916,319
                                                                                                     ------------
MACHINERY - 1.4%                         16,284   Caterpillar, Inc.                                     1,071,487
                                          1,095   Cummins, Inc.                                           130,557
                                          5,466   Danaher Corp.                                           375,350
                                          5,588   Deere & Co.                                             468,889
                                          5,734   Dover Corp.                                             272,021
                                          4,178   Eaton Corp.                                             287,655
                                          4,056   ITT Corp.                                               207,951
                                          9,832   Illinois Tool Works, Inc.                               441,457
                                          8,758   Ingersoll-Rand Co. Class A                              332,629
                                            101   Kadant, Inc. (a)                                          2,481
                                          1,917   Navistar International Corp. (a)                         49,497

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                       SHARES
INDUSTRY                                HELD      COMMON STOCKS                                          VALUE
--------                            -----------   -------------                                      ------------
                                          6,669   PACCAR, Inc.                                       $    380,266
                                          3,510   Pall Corp.                                              108,143
                                          3,435   Parker Hannifin Corp.                                   267,003
                                                                                                     ------------
                                                                                                        4,395,386
                                                                                                     ------------
MEDIA - 3.3%                             23,753   CBS Corp. Class B                                       669,122
                                         12,445   Clear Channel Communications, Inc.                      359,038
                                         46,491   Comcast Corp. Class A (a)(e)                          1,713,193
                                          6,711   Comcast Corp. Special Class A (a)                       247,032
                                          1,685   Dow Jones & Co., Inc.                                    56,515
                                          1,400   EW Scripps Co. Class A                                   67,102
                                          5,347   Gannett Co., Inc.                                       303,870
                                         10,592   Interpublic Group of Cos., Inc. (a)                     104,861
                                          9,404   The McGraw-Hill Cos., Inc.                              545,714
                                          1,532   Meredith Corp.                                           75,574
                                          2,477   New York Times Co. Class A                               56,921
                                         59,900   News Corp. Class A                                    1,177,035
                                          4,217   Omnicom Group                                           394,711
                                        101,748   Time Warner, Inc.                                     1,854,866
                                          5,577   Tribune Co.                                             182,479
                                          6,298   Univision Communications, Inc. Class A (a)              216,273
                                         12,353   Viacom, Inc. Class B (a)                                459,284
                                         53,282   Walt Disney Co.                                       1,646,947
                                                                                                     ------------
                                                                                                       10,130,537
                                                                                                     ------------
METALS & MINING - 0.8%                   20,824   Alcoa, Inc.                                             583,905
                                          2,661   Allegheny Technologies, Inc.                            165,488
                                          4,608   Freeport-McMoRan Copper & Gold, Inc. Class B            245,422
                                         10,703   Newmont Mining Corp.                                    457,553
                                          7,340   Nucor Corp.                                             363,257
                                          5,288   Phelps Dodge Corp.                                      447,894
                                          3,389   United States Steel Corp.                               195,477
                                                                                                     ------------
                                                                                                        2,458,996
                                                                                                     ------------
MULTI-UTILITIES - 1.4%                    5,097   Ameren Corp.                                            269,071
                                          4,054   CMS Energy Corp. (a)                                     58,540
                                          9,583   Centerpoint Energy, Inc.                                137,229
                                          5,458   Consolidated Edison, Inc.                               252,160
                                          4,923   DTE Energy Co.                                          204,354
                                          8,461   Dominion Resources, Inc.                                647,182
                                         32,131   Duke Energy Corp.                                       970,356
                                          3,617   KeySpan Corp.                                           148,803
                                          7,711   NiSource, Inc.                                          167,637
                                          7,981   PG&E Corp.                                              332,409
                                          6,714   Public Service Enterprise Group, Inc.                   410,830
                                          6,917   Sempra Energy                                           347,579
                                          5,715   TECO Energy, Inc.                                        89,440
                                         11,384   Xcel Energy, Inc.                                       235,080
                                                                                                     ------------
                                                                                                        4,270,670
                                                                                                     ------------
MULTILINE RETAIL - 1.2%                   3,245   Big Lots, Inc. (a)                                       64,283
                                            926   Dillard's, Inc. Class A                                  30,308
                                          9,088   Dollar General Corp.                                    123,869
                                          3,127   Family Dollar Stores, Inc.                               91,433
                                         13,006   Federated Department Stores                             561,989

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                       SHARES
INDUSTRY                                HELD      COMMON STOCKS                                          VALUE
--------                            -----------   -------------                                      ------------
                                          5,935   JC Penney Co., Inc.                                $    405,895
                                          8,125   Kohl's Corp. (a)                                        527,475
                                          5,968   Nordstrom, Inc.                                         252,446
                                          2,270   Sears Holdings Corp. (a)                                358,864
                                         22,034   Target Corp.                                          1,217,378
                                                                                                     ------------
                                                                                                        3,633,940
                                                                                                     ------------
OFFICE ELECTRONICS - 0.1%                24,823   Xerox Corp. (a)                                         386,246
                                                                                                     ------------
OIL, GAS & CONSUMABLE FUELS -            11,136   Anadarko Petroleum Corp.                                488,091
7.5%                                      7,766   Apache Corp.                                            490,811
                                         10,200   Chesapeake Energy Corp.                                 295,596
                                         55,507   Chevron Corp.                                         3,600,184
                                         41,724   ConocoPhillips                                        2,483,830
                                          4,500   Consol Energy, Inc.                                     142,785
                                         10,602   Devon Energy Corp.                                      669,516
                                          5,632   EOG Resources, Inc.                                     366,362
                                         18,612   El Paso Corp.                                           253,868
                                        149,146   Exxon Mobil Corp. (e)                                10,007,697
                                          5,515   Hess Corp.                                              228,431
                                          2,348   Kinder Morgan, Inc.                                     246,188
                                          8,640   Marathon Oil Corp.                                      664,416
                                          4,200   Murphy Oil Corp.                                        199,710
                                         22,258   Occidental Petroleum Corp.                            1,070,832
                                          3,156   Sunoco, Inc.                                            196,272
                                         15,000   Valero Energy Corp.                                     772,050
                                         14,807   Williams Cos., Inc.                                     353,443
                                          8,533   XTO Energy, Inc.                                        359,495
                                                                                                     ------------
                                                                                                       22,889,577
                                                                                                     ------------
PAPER & FOREST PRODUCTS - 0.3%           12,224   International Paper Co.                                 423,317
                                          3,587   Louisiana-Pacific Corp.                                  67,328
                                          5,642   MeadWestvaco Corp.                                      149,569
                                          5,629   Weyerhaeuser Co.                                        346,352
                                                                                                     ------------
                                                                                                          986,566
                                                                                                     ------------
PERSONAL PRODUCTS - 0.2%                  2,481   Alberto-Culver Co. Class B                              125,514
                                         10,594   Avon Products, Inc.                                     324,812
                                          3,700   The Estee Lauder Cos., Inc. Class A                     149,221
                                                                                                     ------------
                                                                                                          599,547
                                                                                                     ------------
PHARMACEUTICALS - 6.7%                   38,420   Abbott Laboratories                                   1,865,675
                                          3,827   Allergan, Inc.                                          430,958
                                          2,600   Barr Pharmaceuticals, Inc. (a)                          135,044
                                         48,463   Bristol-Myers Squibb Co.                              1,207,698
                                         25,048   Eli Lilly & Co.                                       1,427,736
                                          8,318   Forest Laboratories, Inc. (a)                           420,974
                                         73,153   Johnson & Johnson                                     4,750,556
                                          6,916   King Pharmaceuticals, Inc. (a)                          117,779
                                         54,479   Merck & Co., Inc.                                     2,282,670
                                          6,130   Mylan Laboratories                                      123,397
                                        182,360   Pfizer, Inc.                                          5,171,730
                                         35,811   Schering-Plough Corp.                                   791,065
                                          1,940   Watson Pharmaceuticals, Inc. (a)                         50,770
                                         33,651   Wyeth                                                 1,710,817
                                                                                                     ------------
                                                                                                       20,486,869
                                                                                                     ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                       SHARES
INDUSTRY                                HELD      COMMON STOCKS                                          VALUE
--------                            -----------   -------------                                      ------------
REAL ESTATE INVESTMENT TRUSTS             1,800   Apartment Investment & Management Co. Class A      $     97,938
(REITS) - 1.1%                            5,500   Archstone-Smith Trust                                   299,420
                                          2,600   Boston Properties, Inc.                                 268,684
                                          9,080   Equity Office Properties Trust (e)                      361,021
                                          7,700   Equity Residential                                      389,466
                                            102   Host Marriott Corp.                                       2,339
                                          4,900   Kimco Realty Corp.                                      210,063
                                          5,100   Plum Creek Timber Co., Inc.                             173,604
                                          6,700   ProLogis                                                382,302
                                          2,600   Public Storage, Inc.                                    223,574
                                          5,200   Simon Property Group, Inc.                              471,224
                                          3,300   Vornado Realty Trust                                    359,700
                                                                                                     ------------
                                                                                                        3,239,335
                                                                                                     ------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.0%                        6,007   Realogy Corp. (a)                                       136,239
                                                                                                     ------------
ROAD & RAIL - 0.7%                        8,766   Burlington Northern Santa Fe Corp.                      643,775
                                         11,908   CSX Corp.                                               390,940
                                         10,586   Norfolk Southern Corp.                                  466,313
                                          1,784   Ryder System, Inc.                                       92,197
                                          6,407   Union Pacific Corp.                                     563,816
                                                                                                     ------------
                                                                                                        2,157,041
                                                                                                     ------------
SEMICONDUCTORS & SEMICONDUCTOR           12,672   Advanced Micro Devices, Inc. (a)                        314,899
EQUIPMENT - 2.7%                          7,847   Altera Corp. (a)                                        144,228
                                          9,573   Analog Devices, Inc.                                    281,350
                                         34,862   Applied Materials, Inc.                                 618,103
                                         11,097   Broadcom Corp. Class A (a)                              336,683
                                         10,823   Freescale Semiconductor, Inc. Class B (a)               411,382
                                        145,688   Intel Corp.                                           2,996,802
                                          4,500   Kla-Tencor Corp.                                        200,115
                                         10,896   LSI Logic Corp. (a)                                      89,565
                                          6,764   Linear Technology Corp.                                 210,496
                                          7,387   Maxim Integrated Products, Inc.                         207,353
                                         17,226   Micron Technology, Inc. (a)                             299,732
                                          8,308   National Semiconductor Corp.                            195,487
                                          2,442   Novellus Systems, Inc. (a)                               67,546
                                          8,200   Nvidia Corp. (a)                                        242,638
                                          2,733   PMC-Sierra, Inc. (a)                                     16,234
                                          5,438   Teradyne, Inc. (a)                                       71,564
                                         39,271   Texas Instruments, Inc.                               1,305,761
                                          7,713   Xilinx, Inc.                                            169,300
                                                                                                     ------------
                                                                                                        8,179,238
                                                                                                     ------------
SOFTWARE - 3.4%                          14,960   Adobe Systems, Inc. (a)                                 560,252
                                          5,252   Autodesk, Inc. (a)                                      182,665
                                          5,801   BMC Software, Inc. (a)                                  157,903
                                         12,146   CA, Inc.                                                287,739
                                          4,129   Citrix Systems, Inc. (a)                                149,511
                                         11,018   Compuware Corp. (a)                                      85,830
                                          7,300   Electronic Arts, Inc. (a)                               406,464
                                          7,886   Intuit, Inc. (a)                                        253,062
                                        217,286   Microsoft Corp.                                       5,938,426
                                          7,482   Novell, Inc. (a)                                         45,790
                                        100,885   Oracle Corp. (a)                                      1,789,700

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                       SHARES
INDUSTRY                                HELD      COMMON STOCKS                                          VALUE
--------                            -----------   -------------                                      ------------
                                          3,050   Parametric Technology Corp. (a)                    $     53,253
                                         25,730   Symantec Corp. (a)                                      547,534
                                                                                                     ------------
                                                                                                       10,458,129
                                                                                                     ------------
SPECIALTY RETAIL - 1.9%                   4,983   AutoNation, Inc. (a)                                    104,145
                                          1,108   AutoZone, Inc. (a)                                      114,456
                                          6,448   Bed Bath & Beyond, Inc. (a)                             246,700
                                          9,818   Best Buy Co., Inc.                                      525,852
                                          3,165   Circuit City Stores, Inc.                                79,473
                                         13,103   The Gap, Inc.                                           248,302
                                         51,959   Home Depot, Inc. (e)                                  1,884,553
                                          9,279   Limited Brands                                          245,801
                                         38,122   Lowe's Cos., Inc.                                     1,069,703
                                          7,540   Office Depot, Inc. (a)                                  299,338
                                          1,479   OfficeMax, Inc.                                          60,254
                                          2,583   RadioShack Corp.                                         49,852
                                          3,266   The Sherwin-Williams Co.                                182,177
                                         17,292   Staples, Inc.                                           420,714
                                         12,056   TJX Cos., Inc.                                          337,930
                                          3,047   Tiffany & Co.                                           101,160
                                                                                                     ------------
                                                                                                        5,970,410
                                                                                                     ------------
TEXTILES, APPAREL & LUXURY GOODS          9,700   Coach, Inc. (a)                                         333,680
- 0.4%                                    3,500   Jones Apparel Group, Inc.                               113,540
                                          3,108   Liz Claiborne, Inc.                                     122,797
                                          4,417   Nike, Inc. Class B                                      387,017
                                          2,608   VF Corp.                                                190,254
                                                                                                     ------------
                                                                                                        1,147,288
                                                                                                     ------------
THRIFTS & MORTGAGE FINANCE - 1.6%        15,458   Countrywide Financial Corp.                             541,648
                                         24,034   Fannie Mae                                            1,343,741
                                         16,850   Freddie Mac                                           1,117,661
                                          6,698   Golden West Financial Corp.                             517,421
                                          1,867   MGIC Investment Corp.                                   111,964
                                         10,480   Sovereign Bancorp, Inc.                                 225,425
                                         23,751   Washington Mutual, Inc.                               1,032,456
                                                                                                     ------------
                                                                                                        4,890,316
                                                                                                     ------------
TOBACCO - 1.4%                           52,389   Altria Group, Inc.                                    4,010,378
                                          3,800   Reynolds American, Inc.                                 235,486
                                          3,499   UST, Inc.                                               191,850
                                                                                                     ------------
                                                                                                        4,437,714
                                                                                                     ------------
TRADING COMPANIES & DISTRIBUTORS
- 0.0%                                    2,321   WW Grainger, Inc.                                       155,553
                                                                                                     ------------
WIRELESS TELECOMMUNICATION                9,187   Alltel Corp.                                            509,879
SERVICES - 0.6%                          73,891   Sprint Nextel Corp.                                   1,267,231
                                                                                                     ------------
                                                                                                        1,777,110
                                                                                                     ------------
                                                  TOTAL COMMON STOCKS
                                                  (COST - $175,851,453) - 98.3%                       300,863,100
                                                                                                     ------------
                                     BENEFICIAL
                                      INTEREST    SHORT-TERM SECURITIES
                                    -----------   ---------------------
                                    $11,557,200   BlackRock Liquidity Series, LLC
                                                  Money Market Series, 5.33% (b)(c)(d)                 11,557,200
                                                                                                     ------------
                                                  TOTAL SHORT-TERM SECURITIES
                                                  (COST - $11,557,200) - 3.8%                          11,557,200
                                                                                                     ------------
                                                  TOTAL INVESTMENTS (COST - $187,408,653*) -102.1%    312,420,300
                                                  LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1%)       (6,360,923)
                                                                                                     ------------
                                                  NET ASSETS - 100.0%                                $306,059,377
                                                                                                     ============

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $196,340,664
                                ============
Gross unrealized appreciation   $125,696,941
Gross unrealized depreciation     (9,617,305)
                                ------------
Net unrealized appreciation     $116,079,636
                                ============

(a)  Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                           NET       INTEREST/DIVIDEND
AFFILIATE                                               ACTIVITY           INCOME
---------                                             ------------   -----------------
BlackRock Liquidity Series, LLC Cash Sweep Series I   $(19,371,834)       $278,948
BlackRock Liquidity Series, LLC Money Market Series   $ 11,196,450        $  8,883
Merrill Lynch & Co., Inc.                                   (9,600)       $ 18,784
PNC Financial Services Group, Inc.                          (2,400)       $ 11,817

(c)  Security was purchased with the cash proceeds from securities loans.

(d)  Represents the current yield as of September 30, 2006.

(e)  Security, or portion of security, is on loan.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

- Financial futures contracts purchased as of September 30, 2006 were as follows:

NUMBER OF                     EXPIRATION        FACE       UNREALIZED
CONTRACTS       ISSUE            DATE          VALUE      APPRECIATION
---------   -------------   -------------   -----------   ------------
    35      S&P 500 Index   December 2006   $11,612,800     $159,450

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

COUNTRY              INDUSTRY                                        SHARES HELD   COMMON STOCKS                           VALUE
-------              --------                                        -----------   -------------                       ------------
AUSTRALIA - 3.1%     COMMERCIAL BANKS - 0.9%                             174,000   Australia & New Zealand Banking
                                                                                   Group Ltd.                          $  3,487,713
                                                                                                                       ------------
                     FOOD & STAPLES RETAILING - 0.4%                     656,141   AWB Ltd.                               1,601,144
                                                                                                                       ------------
                     METALS & MINING - 0.5%                              375,000   Iluka Resources Ltd.                   1,989,694
                                                                                                                       ------------
                     OIL, GAS & CONSUMABLE FUELS - 0.6%                  945,210   Australian Worldwide Exploration
                                                                                   Ltd. (a)                               2,038,504
                                                                                                                       ------------
                     REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%        980,117   Multiplex Group                        2,574,578
                                                                                                                       ------------
                                                                                   TOTAL COMMON STOCKS IN AUSTRALIA      11,691,633
                                                                                                                       ------------
BELGIUM - 0.7%       LEISURE EQUIPMENT & PRODUCTS - 0.7%                 109,868   AGFA-Gevaert NV                        2,602,584
                                                                                                                       ------------
                                                                                   TOTAL COMMON STOCKS IN BELGIUM         2,602,584
                                                                                                                       ------------
FINLAND - 1.9%       ELECTRIC UTILITIES - 1.9%                           268,215   Fortum Oyj                             7,138,402
                                                                                                                       ------------
                                                                                   TOTAL COMMON STOCKS IN FINLAND         7,138,402
                                                                                                                       ------------
FRANCE - 12.4%       AUTOMOBILES - 2.7%                                   71,629   Peugeot SA                             4,035,040
                                                                          54,582   Renault SA                             6,253,885
                                                                                                                       ------------
                                                                                                                         10,288,925
                                                                                                                       ------------
                     COMMERCIAL BANKS - 3.7%                              77,787   BNP Paribas                            8,360,856
                                                                         131,353   Credit Agricole SA                     5,763,811
                                                                                                                       ------------
                                                                                                                         14,124,667
                                                                                                                       ------------
                     CONSTRUCTION & ENGINEERING - 1.6%                    53,775   Vinci SA                               5,980,904
                                                                                                                       ------------
                     INSURANCE - 0.8%                                     23,847   Assurances Generales de France
                                                                                   (AGF)                                  2,999,680
                                                                                                                       ------------
                     MACHINERY - 1.1%                                     17,834   Vallourec                              4,154,534
                                                                                                                       ------------
                     OIL, GAS & CONSUMABLE FUELS - 2.5%                  142,012   Total SA                               9,309,520
                                                                                                                       ------------
                                                                                   TOTAL COMMON STOCKS IN FRANCE         46,858,230
                                                                                                                       ------------
GERMANY - 12.3%      AIR FREIGHT & LOGISTICS - 1.1%                      152,286   Deutsche Post AG                       3,993,210
                                                                                                                       ------------
                     CHEMICALS - 2.6%                                     59,716   BASF AG                                4,777,008
                                                                                                                       ------------
                                                                         102,806   Bayer AG                               5,235,237
                                                                                                                       ------------
                                                                                                                         10,012,245
                                                                                                                       ------------
                     CONSTRUCTION & ENGINEERING - 1.2%                    71,533   Hochtief AG                            4,473,644
                                                                                                                       ------------
                     ELECTRIC UTILITIES - 1.6%                            51,642   E.ON AG                                6,115,242
                                                                                                                       ------------
                     INDUSTRIAL CONGLOMERATES - 1.8%                      76,380   Siemens AG                             6,656,715
                                                                                                                       ------------
                     INSURANCE - 1.4%                                     30,744   Allianz AG Registered Shares           5,315,220
                                                                                                                       ------------
                     METALS & MINING - 1.2%                              138,259   ThyssenKrupp AG                        4,653,469
                                                                                                                       ------------
                     MULTI-UTILITIES - 1.4%                               56,180   RWE AG                                 5,177,339
                                                                                                                       ------------
                                                                                   TOTAL COMMON STOCKS IN GERMANY        46,397,084
                                                                                                                       ------------
IRELAND - 2.0%       COMMERCIAL BANKS - 2.0%                             281,478   Allied Irish Banks Plc                 7,480,693
                                                                                                                       ------------
                                                                                   TOTAL COMMON STOCKS IN IRELAND         7,480,693
                                                                                                                       ------------
ITALY - 7.2%         COMMERCIAL BANKS - 2.9%                             485,245   Capitalia SpA                          4,018,814
                                                                         833,496   UniCredito Italiano SpA                6,910,430
                                                                                                                       ------------
                                                                                                                         10,929,244
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

COUNTRY              INDUSTRY                                        SHARES HELD   COMMON STOCKS                           VALUE
-------              --------                                        -----------   -------------                       ------------
                     DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%     2,175,580   Telecom Italia SpA (RNC)            $  5,236,252
                                                                                                                       ------------
                     OIL, GAS & CONSUMABLE FUELS - 2.9%                  366,692   ENI SpA                               10,855,555
                                                                                                                       ------------
                                                                                   TOTAL COMMON STOCKS IN ITALY          27,021,051
                                                                                                                       ------------
JAPAN - 20.9%        AUTOMOBILES - 4.0%                                  115,000   Honda Motor Co., Ltd.                  3,866,938
                                                                         434,000   Nissan Motor Co., Ltd.                 4,863,270
                                                                         120,000   Toyota Motor Corp.                     6,525,219
                                                                                                                       ------------
                                                                                                                         15,255,427
                                                                                                                       ------------
                     BEVERAGES - 2.1%                                    539,000   Asahi Breweries Ltd.                   7,861,415
                                                                                                                       ------------
                     CAPITAL MARKETS - 1.3%                              392,000   Mitsubishi UFJ Securities Co.          4,913,903
                                                                                                                       ------------
                     COMMERCIAL BANKS - 3.0%                                 277   Mitsubishi UFJ Financial Group,
                                                                                   Inc.                                   3,566,171
                                                                             720   Sumitomo Mitsui Financial Group,
                                                                                   Inc.                                   7,561,936
                                                                                                                       ------------
                                                                                                                         11,128,107
                                                                                                                       ------------
                     CONSUMER FINANCE - 1.4%                             112,800   Takefuji Corp.                         5,178,300
                                                                                                                       ------------
                     HOUSEHOLD DURABLES - 1.4%                           339,000   Sekisui House Ltd.                     5,131,013
                                                                                                                       ------------
                     INSURANCE - 1.5%                                    445,000   Sompo Japan Insurance, Inc.            5,830,814
                                                                                                                       ------------
                     LEISURE EQUIPMENT & PRODUCTS - 0.6%                 154,200   Namco Bandai Holdings, Inc.            2,425,354
                                                                                                                       ------------
                     METALS & MINING - 0.8%                              802,000   Sumitomo Metal Industries Ltd.         3,077,169
                                                                                                                       ------------
                     OFFICE ELECTRONICS - 1.1%                            81,600   Canon, Inc.                            4,257,451
                                                                                                                       ------------
                     OIL, GAS & CONSUMABLE FUELS - 0.9%                  452,000   Nippon Mining Holdings, Inc.           3,196,714
                                                                                                                       ------------
                     PHARMACEUTICALS - 1.3%                               76,000   Takeda Pharmaceutical Co., Ltd.        4,744,166
                                                                                                                       ------------
                     TRADING COMPANIES & DISTRIBUTORS - 0.6%             738,000   Sojitz Corp. (a)                       2,400,305
                                                                                                                       ------------
                     WIRELESS TELECOMMUNICATION SERVICES - 0.9%              519   KDDI Corp.                             3,235,370
                                                                                                                       ------------
                                                                                   TOTAL COMMON STOCKS IN JAPAN          78,635,508
                                                                                                                       ------------
NETHERLANDS - 3.0%   DIVERSIFIED FINANCIAL SERVICES - 2.3%               198,639   ING Groep NV CVA                       8,728,924
                                                                                                                       ------------
                     METALS & MINING - 0.7%                               78,208   Mittal Steel Co. NV                    2,726,412
                                                                                                                       ------------
                                                                                   TOTAL COMMON STOCKS IN THE
                                                                                   NETHERLANDS                           11,455,336
                                                                                                                       ------------
NORWAY - 1.3%        OIL, GAS & CONSUMABLE FUELS - 1.3%                  214,946   Statoil ASA                            5,086,240
                                                                                                                       ------------
                                                                                   TOTAL COMMON STOCKS IN NORWAY          5,086,240
                                                                                                                       ------------
SINGAPORE - 1.5%     COMMERCIAL BANKS - 1.0%                             387,000   United Overseas Bank Ltd.              3,976,362
                     INDUSTRIAL CONGLOMERATES - 0.5%                     193,000   Keppel Corp. Ltd.                      1,800,555
                                                                                                                       ------------
                                                                                   TOTAL COMMON STOCKS IN SINGAPORE       5,776,917
                                                                                                                       ------------
SOUTH KOREA - 1.1%   METALS & MINING - 1.1%                               15,319   POSCO                                  3,965,298
                                                                                                                       ------------
                                                                                   TOTAL COMMON STOCKS IN SOUTH
                                                                                   KOREA                                  3,965,298
                                                                                                                       ------------
SPAIN - 1.9%         COMMERCIAL BANKS - 1.9%                             310,818   Banco Bilbao Vizcaya Argentaria
                                                                                   SA                                     7,185,565
                                                                                                                       ------------
                                                                                   TOTAL COMMON STOCKS IN SPAIN           7,185,565
                                                                                                                       ------------
SWEDEN - 3.9%        COMMERCIAL BANKS - 1.2%                             171,895   Svenska Handelsbanken Class A          4,644,194

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

COUNTRY              INDUSTRY                                        SHARES HELD   COMMON STOCKS                           VALUE
-------              --------                                        -----------   -------------                       ------------
                     DIVERSIFIED FINANCIAL SERVICES - 1.7%               301,042   Investor AB                         $  6,264,391
                                                                                                                       ------------
                     DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%       608,337   TeliaSonera AB                         3,901,432
                                                                                                                       ------------
                                                                                   TOTAL COMMON STOCKS IN SWEDEN         14,810,017
                                                                                                                       ------------
SWITZERLAND - 4.9%   CAPITAL MARKETS - 3.5%                              103,227   Credit Suisse Group                    5,955,958
                                                                         120,997   UBS AG                                 7,217,653
                                                                                                                       ------------
                                                                                                                         13,173,611
                                                                                                                       ------------
                     INSURANCE - 1.4%                                     67,043   Swiss Reinsurance Registered
                                                                                   Shares                                 5,116,644
                                                                                                                       ------------
                                                                                   TOTAL COMMON STOCKS IN
                                                                                   SWITZERLAND                           18,290,255
                                                                                                                       ------------
UNITED KINGDOM       AEROSPACE & DEFENSE - 1.6%                          824,644   BAE Systems Plc                        6,088,364
                                                                                                                       ------------
- 21.2%              COMMERCIAL BANKS - 7.9%                             614,516   Barclays Plc                           7,736,692
                                                                         482,263   HBOS Plc                               9,521,845
                                                                         700,483   HSBC Holdings Plc                     12,750,923
                                                                                                                       ------------
                                                                                                                         30,009,460
                                                                                                                       ------------
                     INSURANCE - 3.8%                                    544,196   Aviva Plc                              7,959,381
                                                                         519,247   Prudential Plc                         6,435,423
                                                                                                                       ------------
                                                                                                                         14,394,804
                                                                                                                       ------------
                     OIL, GAS & CONSUMABLE FUELS - 4.2%                  579,312   BP Plc                                 6,297,928
                                                                         276,269   Royal Dutch Shell Plc Class B          9,356,042
                                                                                                                       ------------
                                                                                                                         15,653,970
                                                                                                                       ------------
                     SPECIALTY RETAIL - 1.0%                             621,334   Kesa Electricals Plc                   3,780,696
                                                                                                                       ------------
                     WIRELESS TELECOMMUNICATION SERVICES - 2.7%        4,444,632   Vodafone Group Plc                    10,149,552
                                                                                                                       ------------
                                                                                   TOTAL COMMON STOCKS IN THE UNITED
                                                                                   KINGDOM                               80,076,846
                                                                                                                       ------------
                                                                                   TOTAL COMMON STOCKS
                                                                                   (COST - $286,691,064) - 99.3%        374,471,659
                                                                                                                       ------------
                                                                      BENEFICIAL
                                                                       INTEREST    OTHER INTERESTS (C)
UNITED KINGDOM -     ELECTRIC UTILITIES - 0.0%                        $   54,000   British Energy Plc Deferred
0.0%                                                                               Shares                                         0
                                                                                                                       ------------
                                                                                   TOTAL OTHER INTERESTS (COST - $0)
                                                                                   - 0.0%                                         0
                                                                                                                       ------------
                                                                                   SHORT-TERM SECURITIES
                                                                      $1,590,996   BlackRock Liquidity Series, LLC
                                                                                   Cash Sweep
                                                                                   Series I, 5.18% (b)(d)                 1,590,996
                                                                                                                       ------------
                                                                                   TOTAL SHORT-TERM SECURITIES
                                                                                   (COST - $1,590,996) - 0.4%             1,590,996
                                                                                                                       ------------
                                                                                   TOTAL INVESTMENTS
                                                                                   (COST - $288,282,060*) - 99.7%       376,062,655
                                                                                   OTHER ASSETS LESS LIABILITIES -
                                                                                   0.3%                                     990,882
                                                                                                                       ------------
                                                                                   NET ASSETS - 100.0%                 $377,053,537
                                                                                                                       ============

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                   $292,548,119
                                 ============
Gross unrealized appreciation    $ 90,704,100
Gross unrealized depreciation      (7,189,564)
                                 ------------
   Net unrealized appreciation   $ 83,514,536
                                 ============

(a)  Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                           NET       INTEREST
AFFILIATE                                               ACTIVITY      INCOME
---------                                             ------------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series I   $(2,664,877)   $111,052
BlackRock Liquidity Series, LLC Money Market Series            --    $196,280

(c) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(d)  Represents the current yield as of September 30, 2006.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

- Forward foreign exchange contracts as of September 30, 2006 were as follows:

FOREIGN CURRENCY                            SETTLEMENT     UNREALIZED
PURCHASED                                      DATE       DEPRECIATION
----------------                           ------------   ------------
EUR 551,177                                October 2006     $(1,893)
                                                            -------
TOTAL UNREALIZED DEPRECIATION ON FORWARD
FOREIGN EXCHANGE CONTRACTS - NET (USD
COMMITMENT - $700,259)                                      $(1,893)
                                                            =======

-    Currency Abbreviations:

     EUR   Euro
     USD   U.S. Dollar

BLACKROCK SERIES FUND, INC. - BLACKROCK LARGE CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                               SHARES
INDUSTRY                                        HELD      COMMON STOCKS                                             VALUE
--------                                    -----------   -------------                                         ------------
AEROSPACE & DEFENSE - 3.8%                       54,000   Boeing Co.                                            $  4,257,900
                                                 47,000   Lockheed Martin Corp.                                    4,044,820
                                                 48,000   Northrop Grumman Corp.                                   3,267,360
                                                                                                                ------------
                                                                                                                  11,570,080
                                                                                                                ------------
AIRLINES - 0.9%                                 121,000   AMR Corp. (a)                                            2,799,940
                                                                                                                ------------
AUTOMOBILES - 2.4%                              114,000   General Motors Corp. (d)                                 3,791,640
                                                 55,000   Harley-Davidson, Inc.                                    3,451,250
                                                                                                                ------------
                                                                                                                   7,242,890
                                                                                                                ------------
CAPITAL MARKETS - 5.7%                           26,000   The Bear Stearns Cos., Inc.                              3,642,600
                                                 27,000   Goldman Sachs Group, Inc.                                4,567,590
                                                 55,000   Lehman Brothers Holdings, Inc.                           4,062,300
                                                 70,000   Morgan Stanley                                           5,103,700
                                                                                                                ------------
                                                                                                                  17,376,190
                                                                                                                ------------
COMMUNICATIONS EQUIPMENT - 3.6%                 279,000   Cisco Systems, Inc. (a)                                  6,417,000
                                                184,000   Motorola, Inc.                                           4,600,000
                                                                                                                ------------
                                                                                                                  11,017,000
                                                                                                                ------------
COMPUTERS & PERIPHERALS - 4.7%                  151,000   Hewlett-Packard Co.                                      5,540,190
                                                 72,000   International Business Machines Corp.                    5,899,680
                                                 78,000   NCR Corp. (a)                                            3,079,440
                                                                                                                ------------
                                                                                                                  14,519,310
                                                                                                                ------------
DIVERSIFIED FINANCIAL SERVICES - 5.9%            49,000   Bank of America Corp.                                    2,624,930
                                                170,000   Citigroup, Inc.                                          8,443,900
                                                148,000   JPMorgan Chase & Co.                                     6,950,080
                                                                                                                ------------
                                                                                                                  18,018,910
                                                                                                                ------------
ELECTRICAL EQUIPMENT - 0.9%                      46,000   Rockwell Automation, Inc.                                2,672,600
                                                                                                                ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%        96,000   Agilent Technologies, Inc. (a)                           3,138,240
                                                                                                                ------------
FOOD & STAPLES RETAILING - 0.0%                   4,000   Safeway, Inc.                                              121,400
                                                                                                                ------------
FOOD PRODUCTS - 3.2%                             91,000   Archer-Daniels-Midland Co.                               3,447,080
                                                 86,000   Campbell Soup Co.                                        3,139,000
                                                 94,000   Kraft Foods, Inc. (d)                                    3,352,040
                                                                                                                ------------
                                                                                                                   9,938,120
                                                                                                                ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%          49,000   Becton Dickinson & Co.                                   3,462,830
HEALTH CARE PROVIDERS & SERVICES - 7.9%          84,000   Aetna, Inc. (d)                                          3,322,200
                                                 76,000   AmerisourceBergen Corp.                                  3,435,200
                                                 63,000   Caremark Rx, Inc.                                        3,570,210
                                                 55,000   Coventry Health Care, Inc. (a)                           2,833,600
                                                 53,000   Humana, Inc. (a)                                         3,502,770
                                                 63,000   McKesson Corp.                                           3,321,360
                                                 54,000   WellPoint, Inc. (a)                                      4,160,700
                                                                                                                ------------
                                                                                                                  24,146,040
                                                                                                                ------------
HOUSEHOLD PRODUCTS - 0.5%                        27,000   The Procter & Gamble Co.                                 1,673,460
IT SERVICES - 1.8%                               55,000   Computer Sciences Corp. (a)                              2,701,600
                                                 74,000   Paychex, Inc. (d)                                        2,726,900
                                                                                                                ------------
                                                                                                                   5,428,500
                                                                                                                ------------
INDUSTRIAL CONGLOMERATES - 1.8%                 154,000   General Electric Co.                                     5,436,200
                                                                                                                ------------
INSURANCE - 3.6%                                  6,000   American International Group, Inc.                         397,560
                                                 50,000   Prudential Financial, Inc.                               3,812,500
                                                 53,000   Safeco Corp.                                             3,123,290
                                                 81,000   The St. Paul Travelers Cos., Inc.                        3,798,090
                                                                                                                ------------
                                                                                                                  11,131,440
                                                                                                                ------------

BLACKROCK SERIES FUND, INC. - BLACKROCK LARGE CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                              SHARES
INDUSTRY                                        HELD      COMMON STOCKS                                             VALUE
--------                                    -----------   -------------                                         ------------
LEISURE EQUIPMENT & PRODUCTS - 1.0%             141,000   Hasbro, Inc.                                          $  3,207,750
                                                                                                                ------------
MACHINERY - 2.3%                                 60,000   Caterpillar, Inc.                                        3,948,000
                                                 66,000   Illinois Tool Works, Inc.                                2,963,400
                                                                                                                ------------
                                                                                                                   6,911,400
                                                                                                                ------------
MEDIA - 2.7%                                    173,000   The DIRECTV Group, Inc. (a)                              3,404,640
                                                155,000   Walt Disney Co.                                          4,791,050
                                                                                                                ------------
                                                                                                                   8,195,690
                                                                                                                ------------
METALS & MINING - 4.2%                           56,000   Freeport-McMoRan Copper & Gold, Inc. Class B             2,982,560
                                                 72,000   Nucor Corp.                                              3,563,280
                                                 38,000   Phelps Dodge Corp.                                       3,218,600
                                                 55,000   United States Steel Corp.                                3,172,400
                                                                                                                ------------
                                                                                                                  12,936,840
                                                                                                                ------------
MULTILINE RETAIL - 3.3%                          53,000   JC Penney Co., Inc.                                      3,624,670
                                                 53,000   Kohl's Corp. (a)                                         3,440,760
                                                 76,000   Nordstrom, Inc.                                          3,214,800
                                                                                                                ------------
                                                                                                                  10,280,230
                                                                                                                ------------
OIL, GAS & CONSUMABLE                            75,000   Anadarko Petroleum Corp.                                 3,287,250
FUELS - 18.0%                                    35,000   Apache Corp.                                             2,212,000
                                                100,000   Chevron Corp.                                            6,486,000
                                                 82,000   ConocoPhillips                                           4,881,460
                                                 55,000   Devon Energy Corp.                                       3,473,250
                                                186,000   Exxon Mobil Corp.                                       12,480,600
                                                 88,000   Frontier Oil Corp.                                       2,339,040
                                                 68,000   Hess Corp.                                               2,816,560
                                                 51,000   Marathon Oil Corp.                                       3,921,900
                                                 88,000   Occidental Petroleum Corp.                               4,233,680
                                                 45,000   Sunoco, Inc.                                             2,798,550
                                                 42,000   Tesoro Corp.                                             2,435,160
                                                 76,000   Valero Energy Corp.                                      3,911,720
                                                                                                                ------------
                                                                                                                  55,277,170
                                                                                                                ------------
PHARMACEUTICALS - 4.8%                           22,000   Johnson & Johnson                                        1,428,680
                                                128,000   Merck & Co., Inc.                                        5,363,200
                                                 18,000   Mylan Laboratories                                         362,340
                                                264,000   Pfizer, Inc.                                             7,487,040
                                                                                                                ------------
                                                                                                                  14,641,260
                                                                                                                ------------
SEMICONDUCTORS & SEMICONDUCTOR                  162,000   Altera Corp. (a)                                         2,977,560
EQUIPMENT - 5.9%                                 90,000   Analog Devices, Inc.                                     2,645,100
                                                 33,000   Lam Research Corp. (a)                                   1,495,890
                                                115,000   National Semiconductor Corp.                             2,705,950
                                                 29,000   Novellus Systems, Inc. (a)                                 802,140
                                                109,000   Nvidia Corp. (a)                                         3,225,310
                                                133,000   Texas Instruments, Inc.                                  4,422,250
                                                                                                                ------------
                                                                                                                  18,274,200
                                                                                                                ------------
SOFTWARE - 5.8%                                 199,000   BEA Systems, Inc. (a)                                    3,024,800
                                                130,000   Compuware Corp. (a)                                      1,012,700
                                                100,000   Intuit, Inc. (a)                                         3,209,000
                                                 92,000   McAfee, Inc. (a)                                         2,250,320
                                                 91,000   Microsoft Corp.                                          2,487,030
                                                262,000   Oracle Corp. (a)                                         4,647,880
                                                 62,000   Synopsys, Inc. (a)                                       1,222,640
                                                                                                                ------------
                                                                                                                  17,854,370
                                                                                                                ------------

BLACKROCK SERIES FUND, INC. - BLACKROCK LARGE CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                              SHARES
INDUSTRY                                        HELD      COMMON STOCKS                                             VALUE
--------                                    -----------   -------------                                         ------------
SPECIALTY RETAIL - 2.7%                          22,000   Abercrombie & Fitch Co. Class A                       $  1,528,560
                                                 65,000   Best Buy Co., Inc. (d)                                   3,481,400
                                                138,000   Staples, Inc.                                            3,357,540
                                                                                                                ------------
                                                                                                                   8,367,500
                                                                                                                ------------
THRIFTS & MORTGAGE FINANCE - 0.2%                13,000   The PMI Group, Inc.                                        569,530
                                                                                                                ------------
TOBACCO - 0.3%                                   12,000   Altria Group, Inc.                                         918,600
                                                                                                                ------------
                                                          TOTAL COMMON STOCKS
                                                          (COST - $263,573,978) - 100.0%                         307,127,690
                                                                                                                ------------
                                            BENEFICIAL
                                              INTEREST    SHORT-TERM SECURITIES
                                            $13,523,050   BlackRock Liquidity Series, LLC
                                                          Money Market Series, 5.33% (b)(c)(e)                    13,523,050
                                                                                                                ------------
                                                          TOTAL SHORT-TERM SECURITIES
                                                          (COST - $13,523,050) - 4.4%                             13,523,050
                                                                                                                ------------
                                                          TOTAL INVESTMENTS  (COST - $277,097,028*)  - 104.4%    320,650,740
                                                          LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4%)         (13,513,495)
                                                                                                                ------------
                                                          NET ASSETS - 100.0%                                   $307,137,245
                                                                                                                ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $278,525,427
                                ============
Gross unrealized appreciation   $ 51,158,089
Gross unrealized depreciation     (9,032,776)
                                ------------
Net unrealized appreciation     $ 42,125,313
                                ============

(a)  Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                           NET       INTEREST
AFFILIATE                                               ACTIVITY      INCOME
---------                                             ------------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series I   $     (2,167)   $ 1,406
BlackRock Liquidity Series, LLC Money Market Series   $(14,158,300)   $14,780

(c)  Security was purchased with the cash proceeds from securities loans.

(d)  Security, or a portion of security, is on loan.

(e)  Represents the current yield as of September 30, 2006.

- For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC. -
BLACKROCK LARGE CAP GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                               SHARES
INDUSTRY                                        HELD      COMMON STOCKS                                             VALUE
--------                                    -----------   -------------                                         ------------
AEROSPACE & DEFENSE - 3.4%                       47,000   Boeing Co.                                            $  3,705,950
                                                 34,000   Lockheed Martin Corp.                                    2,926,040
                                                                                                                ------------
                                                                                                                   6,631,990
                                                                                                                ------------
AIR FREIGHT & LOGISTICS - 1.0%                   43,000   CH Robinson Worldwide, Inc. (d)                          1,916,940
                                                                                                                ------------
AIRLINES - 2.0%                                  80,000   AMR Corp. (a)                                            1,851,200
                                                119,000   Southwest Airlines Co.                                   1,982,540
                                                                                                                ------------
                                                                                                                   3,833,740
                                                                                                                ------------
AUTOMOBILES - 1.4%                               39,000   Harley-Davidson, Inc.                                    2,447,250
                                                  7,000   Thor Industries, Inc.                                      288,190
                                                                                                                ------------
                                                                                                                   2,735,440
                                                                                                                ------------
BEVERAGES - 1.0%                                 57,000   Pepsi Bottling Group, Inc.                               2,023,500
                                                                                                                ------------
BIOTECHNOLOGY - 0.8%                             53,000   ImClone Systems, Inc. (a)                                1,500,960
                                                                                                                ------------
CAPITAL MARKETS - 4.2%                           21,000   Goldman Sachs Group, Inc.                                3,552,570
                                                 29,000   Lehman Brothers Holdings, Inc.                           2,141,940
                                                 32,000   Morgan Stanley                                           2,333,120
                                                                                                                ------------
                                                                                                                   8,027,630
                                                                                                                ------------
CHEMICALS - 1.0%                                 30,000   PPG Industries, Inc.                                     2,012,400
                                                                                                                ------------
COMMERCIAL SERVICES & SUPPLIES - 1.2%            62,000   Waste Management, Inc.                                   2,274,160
                                                                                                                ------------
COMMUNICATIONS EQUIPMENT - 5.9%                 173,000   Avaya, Inc. (a)                                          1,979,120
                                                260,000   Cisco Systems, Inc. (a)                                  5,980,000
                                                138,000   Motorola, Inc.                                           3,450,000
                                                                                                                ------------
                                                                                                                  11,409,120
                                                                                                                ------------
COMPUTERS & PERIPHERALS - 5.0%                  102,000   Hewlett-Packard Co.                                      3,742,380
                                                 35,000   Lexmark International, Inc. Class A (a)                  2,018,100
                                                 51,000   NCR Corp. (a)                                            2,013,480
                                                107,000   Western Digital Corp. (a)(d)                             1,936,700
                                                                                                                ------------
                                                                                                                   9,710,660
                                                                                                                ------------
CONTAINERS & PACKAGING - 1.2%                    79,000   Pactiv Corp. (a)                                         2,245,180
                                                                                                                ------------
ELECTRICAL EQUIPMENT - 1.0%                      41,000   Thomas & Betts Corp. (a)                                 1,956,110
                                                                                                                ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%        71,000   Agilent Technologies, Inc. (a)                           2,320,990
                                                                                                                ------------
FOOD PRODUCTS - 2.2%                             56,000   Campbell Soup Co.                                        2,044,000
                                                 51,000   HJ Heinz Co.                                             2,138,430
                                                                                                                ------------
                                                                                                                   4,182,430
                                                                                                                ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%          34,000   Becton Dickinson & Co.                                   2,402,780
                                                 21,000   Idexx Laboratories, Inc. (a)                             1,913,940
                                                                                                                ------------
                                                                                                                   4,316,720
                                                                                                                ------------
HEALTH CARE PROVIDERS & SERVICES - 7.3%          57,000   Aetna, Inc.                                              2,254,350
                                                 45,000   AmerisourceBergen Corp.                                  2,034,000
                                                 40,000   Cardinal Health, Inc.                                    2,629,600
                                                 43,000   Caremark Rx, Inc.                                        2,436,810
                                                 41,000   McKesson Corp.                                           2,161,520
                                                 33,000   WellPoint, Inc. (a)                                      2,542,650
                                                                                                                ------------
                                                                                                                  14,058,930
                                                                                                                ------------
HOUSEHOLD DURABLES - 0.9%                        62,000   Newell Rubbermaid, Inc. (d)                              1,755,840
                                                                                                                ------------
HOUSEHOLD PRODUCTS - 0.4%                        13,000   Colgate-Palmolive Co.                                      807,300
                                                                                                                ------------
IT SERVICES - 2.9%                               87,000   Electronic Data Systems Corp.                            2,133,240
                                                 29,000   Global Payments, Inc.                                    1,276,290
                                                 61,000   Paychex, Inc.                                            2,247,850
                                                                                                                ------------
                                                                                                                   5,657,380
                                                                                                                ------------
INDUSTRIAL CONGLOMERATES - 0.7%                  35,000   General Electric Co.                                     1,235,500
                                                                                                                ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. -
BLACKROCK LARGE CAP GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                               SHARES
INDUSTRY                                        HELD      COMMON STOCKS                                             VALUE
--------                                    -----------   -------------                                         ------------
INSURANCE - 2.1%                                 26,000   Prudential Financial, Inc.                            $  1,982,500
                                                 57,000   W.R. Berkley Corp.                                       2,017,230
                                                                                                                ------------
                                                                                                                   3,999,730
                                                                                                                ------------
MACHINERY - 6.0%                                 47,000   Caterpillar, Inc.                                        3,092,600
                                                 45,000   Dover Corp.                                              2,134,800
                                                 36,000   Graco, Inc.                                              1,406,160
                                                 56,000   Illinois Tool Works, Inc.                                2,514,400
                                                 45,000   Manitowoc Co.                                            2,015,550
                                                  9,000   Terex Corp. (a)                                            406,980
                                                                                                                ------------
                                                                                                                  11,570,490
                                                                                                                ------------
MEDIA - 2.7%                                    123,000   The DIRECTV Group, Inc. (a)(d)                           2,420,640
                                                 87,000   Walt Disney Co.                                          2,689,170
                                                                                                                ------------
                                                                                                                   5,109,810
                                                                                                                ------------
METALS & MINING - 2.8%                           35,000   Freeport-McMoRan Copper & Gold, Inc. Class B (d)         1,864,100
                                                 36,000   Nucor Corp.                                              1,781,640
                                                 20,000   Phelps Dodge Corp.                                       1,694,000
                                                                                                                ------------
                                                                                                                   5,339,740
                                                                                                                ------------
MULTILINE RETAIL - 3.8%                          37,000   JC Penney Co., Inc.                                      2,530,430
                                                 41,000   Kohl's Corp. (a)                                         2,661,720
                                                 51,000   Nordstrom, Inc.                                          2,157,300
                                                                                                                ------------
                                                                                                                   7,349,450
                                                                                                                ------------
OIL, GAS & CONSUMABLE FUELS - 5.5%               40,000   Anadarko Petroleum Corp.                                 1,753,200
                                                 16,592   ConocoPhillips                                             987,722
                                                 40,000   Exxon Mobil Corp.                                        2,684,000
                                                 54,000   Frontier Oil Corp.                                       1,435,320
                                                 34,000   Sunoco, Inc.                                             2,114,460
                                                 27,000   Tesoro Corp.                                             1,565,460
                                                                                                                ------------
                                                                                                                  10,540,162
                                                                                                                ------------
PHARMACEUTICALS - 5.6%                           20,000   Johnson & Johnson                                        1,298,800
                                                 64,000   Merck & Co., Inc. (d)                                    2,681,600
                                                 96,000   Mylan Laboratories                                       1,932,480
                                                 67,000   Pfizer, Inc.                                             1,900,120
                                                131,000   Schering-Plough Corp.                                    2,893,790
                                                                                                                ------------
                                                                                                                  10,706,790
                                                                                                                ------------
ROAD & RAIL - 1.9%                               68,000   CSX Corp.                                                2,232,440
                                                 61,000   Swift Transportation Co., Inc. (a)                       1,446,920
                                                                                                                ------------
                                                                                                                   3,679,360
                                                                                                                ------------
SEMICONDUCTORS & SEMICONDUCTOR                  115,000   Altera Corp. (a)                                         2,113,700
EQUIPMENT - 8.3%                                 72,000   Analog Devices, Inc.                                     2,116,080
                                                 62,000   Microchip Technology, Inc.                               2,010,040
                                                114,000   Micron Technology, Inc. (a)                              1,983,600
                                                 83,000   National Semiconductor Corp.                             1,952,990
                                                  2,000   Novellus Systems, Inc. (a)                                  55,320
                                                 74,000   Nvidia Corp. (a)(d)                                      2,189,660
                                                108,000   Texas Instruments, Inc.                                  3,591,000
                                                                                                                ------------
                                                                                                                  16,012,390
                                                                                                                ------------
SOFTWARE - 9.9%                                 131,000   BEA Systems, Inc. (a)                                    1,991,200
                                                 29,000   Cadence Design Systems, Inc. (a)                           491,840
                                                264,000   Compuware Corp. (a)                                      2,056,560
                                                 54,000   Fair Isaac Corp. (d)                                     1,974,780
                                                 68,000   Intuit, Inc. (a)                                         2,182,120
                                                 64,000   McAfee, Inc. (a)                                         1,565,440

BLACKROCK VARIABLE SERIES FUNDS, INC. -
BLACKROCK LARGE CAP GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                               SHARES
INDUSTRY                                        HELD      COMMON STOCKS                                             VALUE
--------                                    -----------   -------------                                         ------------
                                                110,000   Microsoft Corp.                                       $  3,006,300
                                                221,000   Oracle Corp. (a)                                         3,920,540
                                                 97,000   Synopsys, Inc. (a)                                       1,912,840
                                                                                                                ------------
                                                                                                                  19,101,620
                                                                                                                ------------
SPECIALTY RETAIL - 4.6%                          46,000   Best Buy Co., Inc.                                       2,463,760
                                                 78,000   Circuit City Stores, Inc.                                1,958,580
                                                 47,000   Dick's Sporting Goods, Inc. (a)(d)                       2,139,440
                                                 98,000   Staples, Inc.                                            2,384,340
                                                                                                                ------------
                                                                                                                   8,946,120
                                                                                                                ------------
TOBACCO - 0.1%                                    3,000   UST, Inc.                                                  164,490
                                                                                                                ------------
                                                          TOTAL COMMON STOCKS
                                                          (COST - $171,892,006) - 100.2%                         193,133,072
                                                                                                                ============
                                            BENEFICIAL
                                              INTEREST    SHORT-TERM SECURITIES
                                            $13,347,670   BlackRock Liquidity Series, LLC
                                                          Money Market Series, 5.33% (b)(c)                       13,347,670
                                                                                                                ------------
                                                          TOTAL SHORT-TERM SECURITIES
                                                          (COST - $13,347,670) - 6.9%                             13,347,670
                                                                                                                ------------
                                                          TOTAL INVESTMENTS  (COST - $185,239,676*)  - 107.1%    206,480,742
                                                          LIABILITIES IN EXCESS OF OTHER ASSETS - (7.1%)         (13,660,054)
                                                                                                                ------------
                                                          NET ASSETS - 100.0%                                   $192,820,688
                                                                                                                ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $185,580,076
                                ============
Gross unrealized appreciation   $ 26,210,532
Gross unrealized depreciation     (5,309,866)
                                ------------
Net unrealized appreciation     $ 20,900,666
                                ============

(a)  Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                       NET       INTEREST
AFFILIATE                           ACTIVITY      INCOME
---------                         ------------   --------
BlackRock Liquidity Series, LLC
Cash Sweep Series I                $ (261,157)    $6,373
BlackRock Liquidity Series, LLC
Money Market Series                $3,012,420     $8,283

(c)  Security was purchased with the cash proceeds from securities loans.

(d)  Security, or a portion of security, is on loan.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                            SHARES
INDUSTRY                                     HELD      COMMON STOCKS                                           VALUE
--------                                  ----------   -------------                                       ------------
AEROSPACE & DEFENSE - 4.2%                    45,000   Honeywell International, Inc.                       $  1,840,500
                                              27,000   Lockheed Martin Corp.                                  2,323,620
                                              46,000   Northrop Grumman Corp.                                 3,131,220
                                              58,000   Raytheon Co.                                           2,784,580
                                                                                                           ------------
                                                                                                             10,079,920
                                                                                                           ------------
AUTO COMPONENTS - 0.7%                       112,000   The Goodyear Tire & Rubber Co. (a)(b)                  1,624,000
                                                                                                           ------------
AUTOMOBILES - 1.4%                            98,000   General Motors Corp. (b)                               3,259,480
                                                                                                           ------------
BEVERAGES - 0.2%                              11,000   Pepsi Bottling Group, Inc.                               390,500
                                                                                                           ------------
CAPITAL MARKETS - 6.2%                        23,000   The Bear Stearns Cos., Inc.                            3,222,300
                                              18,000   Goldman Sachs Group, Inc.                              3,045,060
                                              50,000   Lehman Brothers Holdings, Inc.                         3,693,000
                                              68,000   Morgan Stanley                                         4,957,880
                                                                                                           ------------
                                                                                                             14,918,240
                                                                                                           ------------
CHEMICALS - 1.8%                             102,000   Lyondell Chemical Co.                                  2,587,740
                                              25,000   PPG Industries, Inc.                                   1,677,000
                                                                                                           ------------
                                                                                                              4,264,740
                                                                                                           ------------
COMMUNICATIONS EQUIPMENT - 1.4%               28,000   Avaya, Inc. (a)                                          320,320
                                             118,000   Motorola, Inc.                                         2,950,000
                                                                                                           ------------
                                                                                                              3,270,320
                                                                                                           ------------
COMPUTERS & PERIPHERALS - 3.7%               106,000   Hewlett-Packard Co.                                    3,889,140
                                              34,000   International Business Machines Corp.                  2,785,960
                                              48,000   NCR Corp. (a)                                          1,895,040
                                              14,000   QLogic Corp. (a)                                         264,600
                                                                                                           ------------
                                                                                                              8,834,740
                                                                                                           ------------
DIVERSIFIED FINANCIAL SERVICES - 10.3%        76,000   Bank of America Corp.                                  4,071,320
                                              45,000   CIT Group, Inc.                                        2,188,350
                                             204,000   Citigroup, Inc.                                       10,132,680
                                             175,000   JPMorgan Chase & Co.                                   8,218,000
                                                                                                           ------------
                                                                                                             24,610,350
                                                                                                           ------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.2%                              328,000   Qwest Communications International Inc. (a)            2,860,160

ELECTRICAL EQUIPMENT - 0.1%                    7,000   Thomas & Betts Corp. (a)                                 333,970
                                                                                                           ------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.9%                            64,000   Agilent Technologies, Inc. (a)                         2,092,160
                                                                                                           ------------
FOOD & STAPLES RETAILING - 0.6%               44,000   Safeway, Inc.                                          1,335,400
                                                                                                           ------------
FOOD PRODUCTS - 2.2%                          85,000   Archer-Daniels-Midland Co.                             3,219,800
                                              57,000   Campbell Soup Co.                                      2,080,500
                                                                                                           ------------
                                                                                                              5,300,300
                                                                                                           ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%       25,000   Becton Dickinson & Co.                                 1,766,750
                                                                                                           ------------
HEALTH CARE PROVIDERS & SERVICES - 6.2%       58,000   AmerisourceBergen Corp.                                2,621,600
                                              34,000   Cardinal Health, Inc.                                  2,235,160
                                              41,000   Caremark Rx, Inc.                                      2,323,470
                                              36,000   Humana, Inc. (a)                                       2,379,240
                                              47,000   McKesson Corp.                                         2,477,840
                                              38,000   WellPoint, Inc. (a)                                    2,927,900
                                                                                                           ------------
                                                                                                             14,965,210
                                                                                                           ------------
HOUSEHOLD PRODUCTS - 0.5%                     18,000   The Procter & Gamble Co.                               1,115,640
                                                                                                           ------------
IT SERVICES - 1.1%                           107,000   Electronic Data Systems Corp.                          2,623,640
                                                                                                           ------------
INDUSTRIAL CONGLOMERATES - 0.8%               57,000   General Electric Co.                                   2,012,100
                                                                                                           ------------
INSURANCE - 6.6%                              31,000   AMBAC Financial Group, Inc.                            2,565,250
                                              24,000   Nationwide Financial Services, Inc. Class A            1,154,400
                                              51,000   Principal Financial Group, Inc. (b)                    2,768,280
                                              46,000   Prudential Financial, Inc.  (b)                        3,507,500
                                               1,000   Safeco Corp.                                              58,930

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                            SHARES
INDUSTRY                                     HELD      COMMON STOCKS                                           VALUE
--------                                  ----------   -------------                                       ------------
                                              71,000   The St. Paul Travelers Cos., Inc.                   $  3,329,190
                                              65,250   W.R. Berkley Corp.                                     2,309,198
                                                                                                           ------------
                                                                                                             15,692,748
                                                                                                           ------------
LIFE SCIENCES TOOLS & SERVICES - 1.0%         73,000   Applera Corp. - Applied Biosystems Group               2,417,030
                                                                                                           ------------
MACHINERY - 1.0%                              44,000   SPX Corp.                                              2,351,360
                                                                                                           ------------
MEDIA - 2.0%                                  26,000   Clear Channel Communications, Inc.                       750,100
                                             133,000   Walt Disney Co.                                        4,111,030
                                                                                                           ------------
                                                                                                              4,861,130
                                                                                                           ------------
METALS & MINING - 3.9%                        17,000   Freeport-McMoRan Copper & Gold, Inc. Class B             905,420
                                              62,000   Nucor Corp.                                            3,068,380
                                              33,000   Phelps Dodge Corp.                                     2,795,100
                                              45,000   United States Steel Corp.                              2,595,600
                                                                                                           ------------
                                                                                                              9,364,500
                                                                                                           ------------
MULTILINE RETAIL - 2.1%                       22,000   Dollar Tree Stores, Inc. (a)                             681,120
                                              34,000   JC Penney Co., Inc.                                    2,325,260
                                              50,000   Nordstrom, Inc.                                        2,115,000
                                                                                                           ------------
                                                                                                              5,121,380
                                                                                                           ------------
OIL, GAS & CONSUMABLE FUELS - 23.5%           67,000   Anadarko Petroleum Corp.                               2,936,610
                                              39,000   Apache Corp.                                           2,464,800
                                             118,000   Chevron Corp.                                          7,653,480
                                              92,000   ConocoPhillips                                         5,476,760
                                              53,000   Devon Energy Corp.                                     3,346,950
                                             244,000   Exxon Mobil Corp.                                     16,372,400
                                              58,000   Hess Corp.                                             2,402,360
                                              46,000   Marathon Oil Corp.                                     3,537,400
                                              84,000   Occidental Petroleum Corp.                             4,041,240
                                              38,000   Sunoco, Inc.                                           2,363,220
                                              33,000   Tesoro Corp.                                           1,913,340
                                              71,000   Valero Energy Corp.                                    3,654,370
                                                                                                           ------------
                                                                                                             56,162,930
                                                                                                           ------------
PHARMACEUTICALS - 5.4%                       110,000   Merck & Co., Inc.                                      4,609,000
                                             294,000   Pfizer, Inc.                                           8,337,840
                                                                                                           ------------
                                                                                                             12,946,840
                                                                                                           ------------
ROAD & RAIL - 1.2%                            88,000   CSX Corp.                                              2,889,040
                                                                                                           ------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 2.0%                             103,000   Intersil Corp. Class A                                 2,528,650
                                              55,000   LSI Logic Corp. (a)                                      452,100
                                              97,000   Micron Technology, Inc. (a)                            1,687,800
                                                                                                           ------------
                                                                                                              4,668,550
                                                                                                           ------------
SOFTWARE - 2.2%                               82,000   BMC Software, Inc. (a)                                 2,232,040
                                              40,000   Cadence Design Systems, Inc. (a)                         678,400
                                             249,000   Compuware Corp. (a)                                    1,939,710
                                              20,000   Synopsys, Inc. (a)                                       394,400
                                                                                                           ------------
                                                                                                              5,244,550
                                                                                                           ------------
THRIFTS & MORTGAGE FINANCE - 3.6%             55,000   Countrywide Financial Corp.                            1,927,200
                                             131,000   Hudson City Bancorp, Inc.                              1,735,750
                                              41,000   MGIC Investment Corp.                                  2,458,770
                                              56,000   The PMI Group, Inc.                                    2,453,360
                                                                                                           ------------
                                                                                                              8,575,080
                                                                                                           ------------
TOBACCO - 1.4%                                44,000   Reynolds American, Inc.                                2,726,680
                                              16,000   UST, Inc.                                                877,280
                                                                                                           ------------
                                                                                                              3,603,960
                                                                                                           ------------
                                                       TOTAL COMMON STOCKS
                                                       (COST - $192,126,846) - 100.1%                       239,556,718
                                                                                                           ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                          BENEFICIAL
                                           INTEREST    SHORT-TERM SECURITIES                                   VALUE
                                          ----------   ---------------------                               ------------
                                          $8,392,650   BlackRock Liquidity Series, LLC
                                                       Money Market Series, 5.33% (c)(d)(e)                $  8,392,650
                                                                                                           ------------
                                                       TOTAL SHORT-TERM SECURITIES
                                                       (COST - $8,392,650) - 3.5%                             8,392,650
                                                                                                           ------------
                                                       TOTAL INVESTMENTS (COST - $200,519,496*) - 103.6%    247,949,368
                                                       LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6%)        (8,680,620)
                                                                                                           ------------
                                                       NET ASSETS - 100.0%                                 $239,268,748
                                                                                                           ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $200,776,523
                                ============
Gross unrealized appreciation   $ 48,798,627
Gross unrealized depreciation     (1,625,782)
                                ------------
Net unrealized appreciation     $ 47,172,845
                                ============

(a)  Non-income producing security.

(b)  Security, or a portion of security, is on loan.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                      NET      INTEREST
AFFILIATE                          ACTIVITY     INCOME
---------                         ----------   --------
BlackRock Liquidity Series, LLC
   Cash Sweep Series I            $       --    $13,486
BlackRock Liquidity Series, LLC
   Money Market Series            $8,392,650    $ 8,707

(d)  Represents the current yield as of September 30, 2006.

(e)  Security was purchased with the cash proceeds from securities loans.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK UTILITIES AND
TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                         SHARES
COUNTRY                 INDUSTRY                          HELD     COMMON STOCKS                                        VALUE
-------                 --------                        --------   -------------                                     -----------
AUSTRIA - 0.5%          DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.5%                    4,800   Telekom Austria AG (a)                            $   241,632
                                                                                                                     -----------
                                                                   TOTAL COMMON STOCKS IN AUSTRIA                        241,632
                                                                                                                     -----------
BELGIUM - 0.2%          WIRELESS TELECOMMUNICATION
                        SERVICES - 0.2%                    1,500   Mobistar SA                                           124,078
                                                                                                                     -----------
                                                                   TOTAL COMMON STOCKS IN BELGIUM                        124,078
                                                                                                                     -----------
BRAZIL - 0.9%           ELECTRIC UTILITIES - 0.9%          8,100   CPFL Energia SA (a)                                   311,283
                                                          11,000   EDP - Energias do Brasil SA                           140,857
                                                                                                                     -----------
                                                                                                                         452,140
                                                                                                                     -----------
                        INDEPENDENT POWER PRODUCERS &
                        ENERGY TRADERS - 0.0%                100   Tractebel Energia SA                                      811
                                                                                                                     -----------
                                                                   TOTAL COMMON STOCKS IN BRAZIL                         452,951
                                                                                                                     -----------
CANADA - 5.8%           DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 4.6%                   18,842   BCE, Inc.                                             510,430
                                                          14,100   TELUS Corp.                                           794,954
                                                          19,075   TELUS Corp. (Non-Voting Shares)                     1,070,313
                                                                                                                     -----------
                                                                                                                       2,375,697
                                                                                                                     -----------
                        OIL, GAS & CONSUMABLE FUELS
                        -  0.5%                            6,600   Cameco Corp.                                          240,952
                                                                                                                     -----------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.7%                    7,000   Rogers Communications, Inc. Class B                   384,090
                                                                                                                     -----------
                                                                   TOTAL COMMON STOCKS IN CANADA                       3,000,739
                                                                                                                     -----------
FINLAND - 0.4%          DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.4%                    9,000   Elisa Corp.                                           198,373
                                                                                                                     -----------
                                                                   TOTAL COMMON STOCKS IN FINLAND                        198,373
                                                                                                                     -----------
FRANCE - 1.7%           MULTI-UTILITIES - 1.7%            11,200   Suez SA                                               492,027
                                                           6,400   Veolia Environnement                                  385,985
                                                                                                                     -----------
                                                                   TOTAL COMMON STOCKS IN FRANCE                         878,012
                                                                                                                     -----------
GERMANY - 1.7%          ELECTRIC UTILITIES - 1.4%          6,000   E.ON AG                                               710,496
                                                                                                                     -----------
                        MULTI-UTILITIES - 0.3%             1,700   RWE AG                                                156,666
                                                                                                                     -----------
                                                                   TOTAL COMMON STOCKS IN GERMANY                        867,162
                                                                                                                     -----------
ITALY - 0.8%            DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.6%                    4,800   FastWeb SpA                                           217,375
                                                          40,000   Telecom Italia SpA (RNC)                               96,273
                                                                                                                     -----------
                                                                                                                         313,648
                                                                                                                     -----------
                        ELECTRIC UTILITIES - 0.2%         14,000   Enel SpA                                              127,600
                                                                                                                     -----------
                                                                   TOTAL COMMON STOCKS IN ITALY                          441,248
                                                                                                                     -----------
MEXICO - 1.1%           WIRELESS TELECOMMUNICATION
                        SERVICES - 1.1%                   14,200   America Movil, SA de CV (a)                           559,054
                                                                                                                     -----------
                                                                   TOTAL COMMON STOCKS IN MEXICO                         559,054
                                                                                                                     -----------
NORWAY - 0.6%           DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.6%                   22,500   Telenor ASA                                           293,734
                                                                                                                     -----------
                                                                   TOTAL COMMON STOCKS IN NORWAY                         293,734
                                                                                                                     -----------
SPAIN - 3.1%            DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.9%                   27,188   Telefonica SA                                         470,801
                                                                                                                     -----------
                        ELECTRIC UTILITIES - 2.2%         15,400   Endesa SA                                             654,493
                                                          10,900   Iberdrola SA                                          487,408
                                                                                                                     -----------
                                                                                                                       1,141,901
                                                                                                                     -----------
                                                                   TOTAL COMMON STOCKS IN SPAIN                        1,612,702
                                                                                                                     -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK UTILITIES AND
TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                         SHARES
COUNTRY                 INDUSTRY                          HELD     COMMON STOCKS                                        VALUE
-------                 --------                        --------   -------------                                     -----------
UNITED KINGDOM - 5.5%   DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.5%                   55,400   BT Group Plc                                      $   277,336
                                                                                                                     -----------
                        ELECTRIC UTILITIES - 2.0%         14,200   Scottish & Southern Energy Plc                        349,596
                                                          56,746   Scottish Power Plc                                    690,577
                                                                                                                     -----------
                                                                                                                       1,040,173
                                                                                                                     -----------
                        INDEPENDENT POWER PRODUCERS &
                        ENERGY TRADERS - 1.0%             84,600   International Power Plc                               494,626
                                                                                                                     -----------
                        MULTI-UTILITIES - 1.1%            45,400   Centrica Plc                                          275,826
                                                          23,938   National Grid Plc                                     298,470
                                                                                                                     -----------
                                                                                                                         574,296
                                                                                                                     -----------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.9%                   20,737   Vodafone Group Plc (a)                                474,048
                                                                                                                     -----------
                                                                   TOTAL COMMON STOCKS IN THE UNITED KINGDOM           2,860,479
                                                                                                                     -----------
UNITED STATES - 71.0%   CONSTRUCTION & ENGINEERING
                        - 0.3%                             8,000   Infrasource Services, Inc. (b)                        140,400
                                                                                                                     -----------
                        DIVERSIFIED TELECOMMUNICATION     54,300   AT&T, Inc.                                          1,768,008
                        SERVICES - 14.0%                  42,300   BellSouth Corp.                                     1,808,325
                                                          27,600   Citizens Communications Co.                           387,504
                                                          48,000   Level 3 Communications, Inc. (b)                      256,800
                                                          25,500   Qwest Communications International Inc. (b)           222,360
                                                          29,700   Time Warner Telecom, Inc. Class A (b)                 564,597
                                                          50,400   Verizon Communications, Inc.                        1,871,352
                                                          26,255   Windstream Corp.                                      346,304
                                                                                                                     -----------
                                                                                                                       7,225,250
                                                                                                                     -----------
                        ELECTRIC UTILITIES - 21.3%        12,000   Allegheny Energy, Inc. (b)                            482,040
                                                          12,700   American Electric Power Co., Inc.                     461,899
                                                          25,700   DPL, Inc.                                             696,984
                                                          23,600   Edison International                                  982,704
                                                          19,500   Entergy Corp.                                       1,525,485
                                                          32,000   Exelon Corp.                                        1,937,280
                                                          22,000   FPL Group, Inc.                                       990,000
                                                          20,500   FirstEnergy Corp.                                   1,145,130
                                                           9,200   ITC Holdings Corp.                                    287,040
                                                          18,800   Mirant Corp. (b)                                      513,428
                                                          12,300   Northeast Utilities                                   286,221
                                                          35,700   PPL Corp.                                           1,174,530
                                                          14,900   The Southern Co.                                      513,454
                                                                                                                     -----------
                                                                                                                      10,996,195
                                                                                                                     -----------
                        ELECTRICAL EQUIPMENT - 0.3%        4,300   Energy Conversion Devices, Inc. (b)                   159,272
                                                                                                                     -----------
                        ENERGY EQUIPMENT & SERVICES
                        - 0.2%                             1,500   Transocean, Inc. (b)                                  109,845
                                                                                                                     -----------
                        GAS UTILITIES - 4.0%               8,800   AGL Resources, Inc.                                   321,200
                                                           8,000   Energen Corp.                                         334,960
                                                           5,800   Equitable Resources, Inc.                             202,884
                                                           6,900   New Jersey Resources Corp.                            340,170
                                                           7,400   Questar Corp.                                         605,098
                                                          10,800   UGI Corp.                                             264,060
                                                                                                                     -----------
                                                                                                                       2,068,372
                                                                                                                     -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK UTILITIES AND
TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                         SHARES
COUNTRY                 INDUSTRY                          HELD     COMMON STOCKS                                         VALUE
-------                 --------                        --------   -------------                                     -----------
                        INDEPENDENT POWER PRODUCERS &
                        ENERGY TRADERS - 9.0%             11,100   The AES Corp. (b)                                 $   226,329
                                                          16,800   Constellation Energy Group, Inc.                      994,560
                                                          11,100   NRG Energy, Inc. (b)                                  502,830
                                                           8,700   Ormat Technologies, Inc.                              284,664
                                                          41,800   TXU Corp.                                           2,613,336
                                                                                                                     -----------
                                                                                                                       4,621,719
                                                                                                                     -----------
                        MEDIA - 1.5%                      11,200   Cablevision Systems Corp. Class A                     254,352
                                                          14,100   Comcast Corp. Special Class A (b)                     519,021
                                                                                                                     -----------
                                                                                                                         773,373
                                                                                                                     -----------
                        MULTI-UTILITIES - 12.5%            9,100   Ameren Corp.                                          480,389
                                                          28,200   CMS Energy Corp. (b)                                  407,208
                                                          17,100   Dominion Resources, Inc.                            1,307,979
                                                          50,643   Duke Energy Corp.                                   1,529,419
                                                           7,200   MDU Resources Group, Inc.                             160,848
                                                          13,000   NSTAR                                                 433,680
                                                          18,800   PG&E Corp.                                            783,020
                                                           4,000   SCANA Corp.                                           161,080
                                                           6,600   Sempra Energy                                         331,650
                                                          19,800   TECO Energy, Inc.                                     309,870
                                                           6,400   Wisconsin Energy Corp.                                276,096
                                                          12,300   Xcel Energy, Inc.                                     253,995
                                                                                                                     -----------
                                                                                                                       6,435,234
                                                                                                                     -----------
                        OIL, GAS & CONSUMABLE FUELS
                        - 2.2%                             3,000   Devon Energy Corp.                                    189,450
                                                           4,500   EOG Resources, Inc.                                   292,725
                                                           5,000   Peabody Energy Corp.                                  183,900
                                                          20,100   Williams Cos., Inc.                                   479,787
                                                                                                                     -----------
                                                                                                                       1,145,862
                                                                                                                     -----------
                        REAL ESTATE INVESTMENT TRUSTS
                        (REITS) - 0.4%                     3,800   Global Signal, Inc.                                   192,204
                                                                                                                     -----------
                        WATER UTILITIES - 0.5%            11,500   Aqua America, Inc.                                    252,310
                                                                                                                     -----------
                        WIRELESS TELECOMMUNICATION        18,140   Alltel Corp.                                        1,006,770
                        SERVICES - 4.8%                   14,900   American Tower Corp. Class A (b)                      543,850
                                                           8,400   Crown Castle International Corp. (b)                  296,016
                                                           4,600   NII Holdings, Inc. (b)                                285,936
                                                          14,600   SBA Communications Corp. Class A (b)                  355,218
                                                                                                                     -----------
                                                                                                                       2,487,790
                                                                                                                     -----------
                                                                   TOTAL COMMON STOCKS IN THE UNITED STATES           36,607,826
                                                                                                                     -----------
                                                                   TOTAL COMMON STOCKS
                                                                   (COST - $32,981,707) - 93.3%                       48,137,990
                                                                                                                     -----------
                                                          FACE
                                                         AMOUNT    TRUST PREFERRED
UNITED STATES - 0.7%    INDEPENDENT POWER PRODUCERS &
                        ENERGY TRADERS - 0.7%           $357,550   AES Trust III, 6.75% due 10/15/2029 (e)           $   344,192
                                                                                                                     -----------
                                                                   TOTAL TRUST PREFERRED
                                                                   (COST - $217,737) - 0.7%                              344,192
                                                                                                                     -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK UTILITIES AND
TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006               (IN U.S. DOLLARS)

                                                      BENEFICIAL
                                                       INTEREST    SHORT-TERM SECURITIES                                VALUE
                                                      ----------   ---------------------                             -----------
                                                      $2,611,206   BlackRock Liquidity Series, LLC Cash Sweep
                                                                   Series I, 5.18% (c)(d)                            $ 2,611,206
                                                                                                                     -----------
                                                                   TOTAL SHORT-TERM SECURITIES
                                                                   (COST - $2,611,206) - 5.1%
                                                                                                                       2,611,206
                                                                                                                     -----------
                                                                   TOTAL INVESTMENTS
                                                                   (COST - $35,810,650*) - 99.1%                      51,093,388
                                                                   OTHER ASSETS LESS LIABILITIES - 0.9%                  491,255
                                                                                                                     -----------
                                                                   NET ASSETS - 100.0%                               $51,584,643
                                                                                                                     ===========

* The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $35,828,341
                                ===========
Gross unrealized appreciation   $15,525,800
Gross unrealized depreciation      (260,753)
                                -----------
Net unrealized appreciation     $15,265,047
                                ===========

(a)  Depositary receipts.

(b)  Non-income producing security.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                          NET      INTEREST
AFFILIATE                                              ACTIVITY     INCOME
---------                                             ----------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series I   $1,394,858   $33,343

(d)  Represents the current yield as of September 30, 2006.

(e)  Convertible security.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

-    Forward foreign exchange contracts as of September 30, 2006 was as follows:

                                                                               UNREALIZED
FOREIGN CURRENCY SOLD                                       SETTLEMENT DATE   APPRECIATION
---------------------                                       ---------------   ------------
EUR 310,178                                                 October 2006          $784
                                                                                  ----
TOTAL UNREALIZED APPRECIATION ON FORWARD FOREIGN EXCHANGE
CONTRACTS - NET (USD COMMITMENT - $393,771)                                       $784
                                                                                  ====

-    Currency Abbreviations:

     EUR   Euro
     USD   U.S. Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC. -
BLACKROCK VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                                       SHARES
INDUSTRY                                                HELD      COMMON STOCKS                                         VALUE
--------                                             ----------   -------------                                     ------------
AEROSPACE & DEFENSE - 4.4%                               27,300   BE Aerospace, Inc. (a)                            $    575,757
                                                         70,400   Curtiss-Wright Corp.                                 2,136,640
                                                        256,200   EDO Corp.                                            5,861,856
                                                        278,500   Triumph Group, Inc.                                 11,794,475
                                                                                                                    ------------
                                                                                                                      20,368,728
                                                                                                                    ------------
AUTO COMPONENTS - 1.1%                                  304,900   American Axle & Manufacturing Holdings, Inc.         5,088,781
                                                                                                                    ------------
BIOTECHNOLOGY - 3.1%                                    443,900   Angiotech Pharmaceuticals, Inc. (a)                  3,893,003
                                                         79,200   Applera Corp. - Celera Genomics Group (a)            1,102,464
                                                         22,100   Cephalon, Inc. (a)                                   1,364,675
                                                         93,700   Human Genome Sciences, Inc. (a)                      1,081,298
                                                         43,268   Immunogen, Inc. (a)                                    153,169
                                                        349,300   Maxygen, Inc. (a)                                    2,902,683
                                                        207,700   NPS Pharmaceuticals, Inc. (a)                          791,337
                                                        272,700   Neurogen Corp. (a)                                   1,837,998
                                                        293,000   Vical, Inc. (a)                                      1,479,650
                                                                                                                    ------------
                                                                                                                      14,606,277
                                                                                                                    ------------
CAPITAL MARKETS - 2.2%                                  112,400   Knight Capital Group, Inc. Class A (a)               2,045,680
                                                        228,000   WP Stewart & Co. Ltd.                                2,840,880
                                                        217,200   Waddell & Reed Financial, Inc. Class A               5,375,700
                                                                                                                    ------------
                                                                                                                      10,262,260
                                                                                                                    ------------
CHEMICALS - 0.5%                                         89,700   Valspar Corp.                                        2,386,020
                                                                                                                    ------------
COMMERCIAL BANKS - 6.6%                                  20,500   Banner Corp.                                           841,320
                                                        314,200   The Colonial BancGroup, Inc.                         7,697,900
                                                         58,900   First Merchants Corp.                                1,392,985
                                                        269,600   First Midwest Bancorp, Inc.                         10,215,144
                                                         48,200   Greater Bay Bancorp                                  1,359,722
                                                         28,350   MetroCorp Bancshares, Inc.                             643,261
                                                         56,100   Mid-State Bancshares                                 1,534,896
                                                        197,860   Old National Bancorp                                 3,779,126
                                                         50,450   Sterling Financial Corp.                             1,636,094
                                                         72,700   Texas Capital Bancshares, Inc. (a)                   1,360,944
                                                                                                                    ------------
                                                                                                                      30,461,392
                                                                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES - 3.9%                   880,000   Allied Waste Industries, Inc. (a)                    9,917,600
                                                        172,800   Casella Waste Systems, Inc. (a)                      1,786,752
                                                        161,100   Cornell Cos., Inc. (a)                               2,783,808
                                                         29,100   Heidrick & Struggles International, Inc. (a)         1,047,600
                                                        136,000   Tetra Tech, Inc. (a)                                 2,369,120
                                                                                                                    ------------
                                                                                                                      17,904,880
                                                                                                                    ------------
COMMUNICATIONS EQUIPMENT - 4.5%                         801,900   Andrew Corp. (a)                                     7,401,537
                                                        155,900   Dycom Industries, Inc. (a)                           3,351,850
                                                        720,400   Extreme Networks Inc. (a)                            2,615,052
                                                        499,800   Harmonic, Inc. (a)                                   3,673,530
                                                          8,200   Riverbed Technology, Inc. (a)                          159,900
                                                        231,400   Tellabs, Inc. (a)                                    2,536,144
                                                        635,000   Westell Technologies, Inc. Class A (a)               1,327,150
                                                                                                                    ------------
                                                                                                                      21,065,163
                                                                                                                    ------------
CONSTRUCTION & ENGINEERING - 0.8%                       160,800   Chicago Bridge & Iron Co. NV                         3,868,848
                                                                                                                    ------------
CONTAINERS & PACKAGING - 1.7%                           694,600   Smurfit-Stone Container Corp. (a)                    7,779,520
                                                                                                                    ------------
DIVERSIFIED CONSUMER SERVICES - 1.5%                    392,700   Corinthian Colleges, Inc. (a)                        4,245,087
                                                        149,600   Universal Technical Institute, Inc. (a)              2,676,344
                                                                                                                    ------------
                                                                                                                       6,921,431
                                                                                                                    ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. -
BLACKROCK VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                                       SHARES
INDUSTRY                                                HELD      COMMON STOCKS                                         VALUE
--------                                             ----------   -------------                                     ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%            80,500   Vonage Holdings Corp. (a)                         $    553,840
                                                                                                                    ------------
ELECTRICAL EQUIPMENT - 0.1%                             243,500   Global Power Equipment Group, Inc. (a)                 518,655
                                                                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.8%               100,100   Anixter International, Inc.                          5,652,647
                                                        378,700   Ingram Micro, Inc. Class A (a)                       7,255,892
                                                                                                                    ------------
                                                                                                                      12,908,539
                                                                                                                    ------------
ENERGY EQUIPMENT & SERVICES - 3.8%                      419,500   Dresser-Rand Group, Inc. (a)                         8,557,800
                                                        296,900   Key Energy Services, Inc. (a)                        4,037,840
                                                        157,800   Rowan Cos., Inc.                                     4,991,214
                                                                                                                    ------------
                                                                                                                      17,586,854
                                                                                                                    ------------
FOOD & STAPLES RETAILING - 0.3%                          43,000   BJ's Wholesale Club, Inc. (a)                        1,254,740
                                                                                                                    ------------
FOOD PRODUCTS - 0.5%                                     92,000   Smithfield Foods, Inc. (a)                           2,485,840
                                                                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%                  34,600   Alphatec Holdings, Inc. (a)                            194,798
                                                         39,700   Cutera, Inc. (a)                                     1,055,623
                                                        718,700   OraSure Technologies, Inc. (a)                       5,778,348
                                                         34,200   Syneron Medical Ltd. (a)                               790,020
                                                        197,300   Wright Medical Group, Inc. (a)                       4,784,525
                                                                                                                    ------------
                                                                                                                      12,603,314
                                                                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES - 0.6%                 346,300   Hooper Holmes, Inc.                                  1,167,031
                                                         43,000   LifePoint Hospitals, Inc. (a)                        1,518,760
                                                                                                                    ------------
                                                                                                                       2,685,791
                                                                                                                    ------------
HEALTH CARE TECHNOLOGY - 0.8%                           231,948   Emdeon Corp. (a)                                     2,716,111
                                                        117,900   Merge Technologies, Inc. (a)                           811,152
                                                                                                                    ------------
                                                                                                                       3,527,263
                                                                                                                    ------------
HOTELS, RESTAURANTS & LEISURE - 1.9%                     36,711   Ambassadors Group, Inc.                              1,038,187
                                                         54,200   Ambassadors International, Inc.                      1,712,178
                                                         68,500   Bob Evans Farms, Inc.                                2,074,180
                                                         68,600   OSI Restaurant Partners, Inc.                        2,175,306
                                                        132,200   Ryan's Restaurant Group, Inc. (a)                    2,098,014
                                                                                                                    ------------
                                                                                                                       9,097,865
                                                                                                                    ------------
HOUSEHOLD DURABLES - 1.1%                               265,600   Furniture Brands International, Inc.                 5,057,024
                                                                                                                    ------------
IT SERVICES - 2.8%                                      418,000   The BISYS Group, Inc. (a)                            4,539,480
                                                        322,400   Convergys Corp. (a)                                  6,657,560
                                                         24,900   Hewitt Associates, Inc. Class A (a)                    604,074
                                                         45,100   Sabre Holdings Corp. Class A                         1,054,889
                                                                                                                    ------------
                                                                                                                      12,856,003
                                                                                                                    ------------
INSURANCE - 4.3%                                         21,100   AmerUs Group Co.                                     1,435,011
                                                         10,100   American National Insurance Co.                      1,170,590
                                                        500,900   Conseco, Inc. (a)                                   10,513,891
                                                         50,200   HCC Insurance Holdings, Inc.                         1,650,576
                                                          2,300   Harleysville Group, Inc.                                80,477
                                                         48,300   IPC Holdings, Ltd.                                   1,469,286
                                                        137,200   Presidential Life Corp.                              3,069,164
                                                         56,400   Scottish Re Group Ltd.                                 613,068
                                                                                                                    ------------
                                                                                                                      20,002,063
                                                                                                                    ------------
INTERNET & CATALOG RETAIL - 0.6%                        466,266   1-800-FLOWERS.COM, Inc. Class A (a)                  2,452,559
                                                          9,400   Shutterfly, Inc. (a)                                   146,170
                                                                                                                    ------------
                                                                                                                       2,598,729
                                                                                                                    ------------
INTERNET SOFTWARE & SERVICES - 0.9%                      20,200   DivX, Inc. (a)                                         480,154
                                                        538,100   SupportSoft, Inc. (a)                                2,351,497
                                                         22,100   Vignette Corp. (a)                                     299,234

BLACKROCK VARIABLE SERIES FUNDS, INC. -
BLACKROCK VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                                       SHARES
INDUSTRY                                                HELD      COMMON STOCKS                                         VALUE
--------                                             ----------   -------------                                     ------------
                                                        161,100   webMethods, Inc. (a)                              $  1,232,415
                                                                                                                    ------------
                                                                                                                       4,363,300
                                                                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES - 1.3%                   138,200   Affymetrix, Inc. (a)                                 2,979,592
                                                         68,900   Charles River Laboratories International,
                                                                  Inc. (a)                                             2,990,949
                                                                                                                    ------------
                                                                                                                       5,970,541
                                                                                                                    ------------
MACHINERY - 2.9%                                         99,100   AGCO Corp. (a)                                       2,512,185
                                                         46,800   Kaydon Corp.                                         1,732,536
                                                        198,900   Timken Co.                                           5,923,242
                                                        238,700   Wabash National Corp.                                3,267,803
                                                                                                                    ------------
                                                                                                                      13,435,766
                                                                                                                    ------------
MEDIA - 3.3%                                            490,000   The Reader's Digest Association, Inc. Class A        6,350,400
                                                         87,500   Scholastic Corp. (a)                                 2,725,625
                                                        355,900   Valassis Communications, Inc. (a)                    6,281,635
                                                                                                                    ------------
                                                                                                                      15,357,660
                                                                                                                    ------------
METALS & MINING - 1.0%                                   49,900   Reliance Steel & Aluminum Co.                        1,603,786
                                                         64,600   Steel Dynamics, Inc.                                 3,259,070
                                                                                                                    ------------
                                                                                                                       4,862,856
                                                                                                                    ------------
MULTI-UTILITIES - 0.7%                                   87,300   OGE Energy Corp.                                     3,152,403
                                                                                                                    ------------
MULTILINE RETAIL - 0.4%                                  57,300   Dollar Tree Stores, Inc. (a)                         1,774,008
                                                                                                                    ------------
OIL, GAS & CONSUMABLE FUELS - 4.3%                      105,000   Cabot Oil & Gas Corp. Class A                        5,032,650
                                                        327,100   Denbury Resources, Inc. (a)                          9,453,190
                                                        126,000   Plains Exploration & Production Co. (a)              5,406,660
                                                                                                                    ------------
                                                                                                                      19,892,500
                                                                                                                    ------------
PAPER & FOREST PRODUCTS - 0.2%                           26,800   Neenah Paper, Inc.                                     917,364
                                                                                                                    ------------
PHARMACEUTICALS - 2.5%                                  354,000   Medicis Pharmaceutical Corp. Class A                11,451,900
                                                                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.4%            185,300   Brandywine Realty Trust                              6,031,515
                                                        413,400   Crescent Real Estate EQT Co.                         9,016,254
                                                        645,900   Friedman Billings Ramsey Group, Inc. Class A         5,186,577
                                                        245,700   Lexington Corporate Properties Trust                 5,203,926
                                                         13,800   New Plan Excel Realty Trust                            373,290
                                                        101,800   Rayonier, Inc.                                       3,848,040
                                                                                                                    ------------
                                                                                                                      29,659,602
                                                                                                                    ------------
ROAD & RAIL - 2.2%                                       48,200   Kansas City Southern (a)                             1,316,342
                                                        214,900   RailAmerica, Inc. (a)                                2,346,708
                                                        128,300   Swift Transportation Co., Inc. (a)                   3,043,276
                                                        113,150   US Xpress Enterprises, Inc. Class A (a)              2,619,423
                                                         62,900   Vitran Corp., Inc. (a)                               1,163,650
                                                                                                                    ------------
                                                                                                                      10,489,399
                                                                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%         109,400   Actel Corp. (a)                                      1,701,170
                                                        314,800   Genesis Microchip, Inc. (a)                          3,705,196
                                                        104,400   Zoran Corp. (a)                                      1,678,752
                                                                                                                    ------------
                                                                                                                       7,085,118
                                                                                                                    ------------
SOFTWARE - 6.1%                                         663,400   Agile Software Corp. (a)                             4,332,002
                                                        371,700   Bottomline Technologies, Inc. (a)                    3,627,792
                                                         29,000   Commvault Systems, Inc. (a)                            522,000
                                                        105,000   Hyperion Solutions Corp. (a)                         3,620,400
                                                        488,500   InterVoice, Inc. (a)                                 3,097,090
                                                         70,500   McAfee, Inc. (a)                                     1,724,430
                                                        949,900   Novell, Inc. (a)                                     5,813,388
                                                         84,600   Progress Software Corp. (a)                          2,199,600
                                                        394,600   TIBCO Software, Inc. (a)                             3,543,508
                                                                                                                    ------------
                                                                                                                      28,480,210
                                                                                                                    ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. -
BLACKROCK VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

                                                       SHARES
INDUSTRY                                                HELD      COMMON STOCKS                                         VALUE
--------                                             ----------   -------------                                     ------------
SPECIALTY RETAIL - 3.1%                                 335,000   Foot Locker, Inc.                                 $  8,458,750
                                                        318,700   RadioShack Corp.                                     6,150,910
                                                                                                                    ------------
                                                                                                                      14,609,660
                                                                                                                    ------------
TEXTILES, APPAREL & LUXURY GOODS - 0.1%                  25,600   Kenneth Cole Productions, Inc. Class A                 623,872
                                                                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 3.6%                        43,200   Anchor Bancorp Wisconsin, Inc.                       1,233,792
                                                         94,300   Dime Community Bancshares, Inc.                      1,389,039
                                                         53,900   Fidelity Bankshares, Inc.                            2,102,639
                                                         27,400   FirstFed Financial Corp. (a)                         1,554,128
                                                         97,900   Franklin Bank Corp. (a)                              1,946,252
                                                        180,600   Webster Financial Corp.                              8,508,066
                                                                                                                    ------------
                                                                                                                      16,733,916
                                                                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS - 1.0%                 196,900   United Rentals, Inc. (a)                             4,577,925
                                                                                                                    ------------
                                                                  TOTAL COMMON STOCKS
                                                                  (COST - $425,578,598) - 94.2%
                                                                                                                     437,887,820
                                                                                                                    ------------
                                                                  EXCHANGE-TRADED FUNDS
                                                         42,800   PowerShares Zacks Micro Cap Portfolio                  701,064
                                                         42,300   iShares Dow Jones US Real Estate Index Fund          3,263,445
                                                         58,800   iShares Russell 2000 Index Fund                      4,231,836
                                                        113,800   iShares Russell Microcap Index Fund                  6,082,610
                                                         30,300   iShares S&P SmallCap 600/BARRA Value Index Fund      2,115,849
                                                          2,600   iShares S&P SmallCap 600 Index Fund                    159,562
                                                                                                                    ------------
                                                                  TOTAL EXCHANGE-TRADED FUNDS
                                                                  (COST - $15,850,806) - 3.6%                         16,554,366
                                                                                                                    ------------
                                                                  WARRANTS (D)
CAPITAL MARKETS - 0.6%                                   57,000   UBS AG (expires 4/30/2007)                           2,771,910
                                                                                                                    ------------
                                                                  TOTAL WARRANTS (COST - $2,888,906) - 0.6%            2,771,910
                                                                                                                    ------------
                                                     BENEFICIAL
                                                      INTEREST    SHORT-TERM SECURITIES
                                                     $5,744,743   BlackRock Liquidity Series, LLC
                                                                  Cash Sweep Series I, 5.18% (b)(c)                    5,744,743
                                                                                                                    ------------
                                                                  TOTAL SHORT-TERM SECURITIES
                                                                  (COST - $5,744,743) - 1.2%                           5,744,743
                                                                                                                    ------------
                                                                  TOTAL INVESTMENTS (COST - $450,063,053*)
                                                                  - 99.6%                                            462,958,839
                                                                  OTHER ASSETS LESS LIABILITIES - 0.4%                 1,650,944
                                                                                                                    ------------
                                                                  NET ASSETS - 100.0%                               $464,609,783
                                                                                                                    ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $452,914,018
                                ============
Gross unrealized appreciation   $ 44,371,618
Gross unrealized depreciation    (34,326,797)
                                ------------
Net unrealized appreciation     $ 10,044,821
                                ============

(a)  Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                       NET       INTEREST
AFFILIATE                           ACTIVITY      INCOME
---------                         ------------   --------
BlackRock Liquidity Series, LLC
Cash Sweep Series I               $ (4,822,260)  $196,134
BlackRock Liquidity Series, LLC
Money Market Series               $(52,390,747)  $150,740

BLACKROCK VARIABLE SERIES FUNDS, INC. -
BLACKROCK VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006

(c)  Represents the current yield as of September 30, 2006.

(d) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.